================================================================================



                        GARTMORE VARIABLE INSURANCE TRUST





                               SEMI ANNUAL REPORT
                                  JUNE 30, 2002
                                  (UNAUDITED)

================================================================================

                        GARTMORE VARIABLE INSURANCE TRUST

                               SEMI ANNUAL REPORT

                                  JUNE 30, 2002


                                TABLE OF CONTENTS

Statement of Investments:
    Gartmore GVIT Total Return Fund. . . . . . . . . . . . . . . . .     2
    Gartmore GVIT Growth Fund. . . . . . . . . . . . . . . . . . . .     4
    Gartmore GVIT Government Bond Fund . . . . . . . . . . . . . . .     6
    GVIT Small Company Fund. . . . . . . . . . . . . . . . . . . . .     8
    Gartmore GVIT Money Market Fund. . . . . . . . . . . . . . . . .    18
    Gartmore GVIT Money Market Fund II . . . . . . . . . . . . . . .    21
    J.P. Morgan GVIT Balanced Fund . . . . . . . . . . . . . . . . .    22
    Strong GVIT Mid Cap Growth Fund. . . . . . . . . . . . . . . . .    29
    Nationwide GVIT Strategic Value Fund . . . . . . . . . . . . . .    31
    Comstock GVIT Value Fund . . . . . . . . . . . . . . . . . . . .    33
    Federated GVIT High Income Bond Fund . . . . . . . . . . . . . .    35
    MAS GVIT Multi Sector Bond Fund. . . . . . . . . . . . . . . . .    40
    GVIT Small Cap Value Fund. . . . . . . . . . . . . . . . . . . .    46
    GVIT Small Cap Growth Fund . . . . . . . . . . . . . . . . . . .    51
    Gartmore GVIT Worldwide Leaders Fund . . . . . . . . . . . . . .    53
    Dreyfus GVIT Mid Cap Index Fund. . . . . . . . . . . . . . . . .    55
    Turner GVIT Growth Focus Fund. . . . . . . . . . . . . . . . . .    60
    Gartmore GVIT Millennium Growth Fund . . . . . . . . . . . . . .    61
    Gartmore GVIT Global Technology and Communications Fund. . . . .    63
    Gartmore GVIT Global Health Sciences Fund. . . . . . . . . . . .    64
    Gartmore GVIT Nationwide Leaders Fund. . . . . . . . . . . . . .    65
    Gartmore GVIT Emerging Markets Fund. . . . . . . . . . . . . . .    66
    Gartmore GVIT International Growth Fund. . . . . . . . . . . . .    69
    Gartmore GVIT Investor Destinations Aggressive Fund. . . . . . .    73
    Gartmore GVIT Investor Destinations Moderately Aggressive Fund .    74
    Gartmore GVIT Investor Destinations Moderate Fund. . . . . . . .    75
    Gartmore GVIT Investor Destinations Moderately Conservative Fund    76
    Gartmore GVIT Investor Destinations Conservative Fund. . . . . .    77
    Gartmore GVIT U.S. Growth Leaders Fund . . . . . . . . . . . . .    78
    Gartmore GVIT Global Utilities Fund. . . . . . . . . . . . . . .    79
    Gartmore GVIT Global Financial Services Fund . . . . . . . . . .    81
    Statements of Assets and Liabilities . . . . . . . . . . . . . .    82
    Statements of Operations . . . . . . . . . . . . . . . . . . . .    90
    Statements of Changes in Net Assets. . . . . . . . . . . . . . .    96
    Financial Highlights . . . . . . . . . . . . . . . . . . . . . .   111
    Notes to Financial Statements. . . . . . . . . . . . . . . . . .   139

                        GARTMORE VARIABLE INSURANCE TRUST
                        GARTMORE GVIT TOTAL RETURN FUND
              STATEMENT OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED)


=================================================================
SECURITY DESCRIPTION                       SHARES       VALUE
=================================================================
COMMON STOCKS (97.8%)

AEROSPACE / DEFENSE (1.0%)
Boeing Co. (The)                            114,281  $  5,142,645
Enpro Industries Inc. (b)                    52,980       278,145
Goodrich (B.F.) Co.                         264,900     7,237,068
United Technologies Corp.                    43,597     2,960,236
                                                     ------------
                                                       15,618,094
                                                     ------------
ALUMINUM (0.2%)
Alcoa, Inc.                                 114,024     3,779,896
                                                     ------------
AUTO PARTS & EQUIPMENT (0.2%)
Delphi Automotive Systems Corp.             191,600     2,529,120
                                                     ------------
BANKS (2.0%)
Wells Fargo & Co.                           609,403    30,506,714
                                                     ------------
BEVERAGES / ALCOHOLIC (2.0%)
Anheuser-Busch Cos., Inc.                   619,300    30,965,000
                                                     ------------
BEVERAGES / SOFT DRINK (2.1%)
Coca-Cola Co.                                71,200     3,987,200
PepsiCo, Inc.                               588,560    28,368,592
                                                     ------------
                                                       32,355,792
                                                     ------------
BROADCAST MEDIA / CABLE TELEVISION (0.4%)
Comcast Corp. Special Class A (b)            76,600     1,826,144
Viacom, Inc. Class B (b)                    114,600     5,084,802
                                                     ------------
                                                        6,910,946
                                                     ------------
CAPITAL GOODS (5.1%)
Cummins Engine, Inc.                        236,970     7,843,707
Deere & Co.                                  42,902     2,055,006
Dover Corp.                                 231,500     8,102,500
Eaton Corp.                                 275,300    20,028,074
Genuine Parts Co.                           123,500     4,306,445
PACCAR, Inc.                                284,350    12,622,297
Pall Corp.                                  495,613    10,283,970
Parker Hannifin Corp.                       270,100    12,908,079
                                                     ------------
                                                       78,150,078
                                                     ------------
CHEMICALS (2.6%)
Avery Dennison Corp.                        158,300     9,933,325
E.I. du Pont de Nemours & Co.               140,245     6,226,878
Eastman Chemical Co.                        197,200     9,248,680
Ecolab, Inc.                                238,500    11,025,855
Rohm & Haas Co.                              93,300     3,777,717
                                                     ------------
                                                       40,212,455
                                                     ------------
COMMUNICATION EQUIPMENT (0.3%)
Motorola, Inc.                              325,794     4,697,949
                                                     ------------
COMPUTER EQUIPMENT (4.4%)
American Power Conversion Corp. (b)         107,400     1,356,462
Dell Computer Corp. (b)                     211,330     5,524,166
Hewlett-Packard Co.                       1,210,393    18,494,805
Intel Corp.                               1,188,800    21,719,376
International Business Machines Corp.       293,483    21,130,776
                                                     ------------
                                                       68,225,585
                                                     ------------
COMPUTER SOFTWARE & SERVICES (7.2%)
Automatic Data Processing, Inc.             107,940     4,700,787
BMC Software, Inc. (b)                      587,870     9,758,642
Brocade Communications
Systems, Inc. (b)                           136,300     2,382,524
Cadence Design Systems, Inc. (b)            200,800     3,236,896
Cisco Systems, Inc. (b)                   1,285,827    17,937,287
Microsoft Corp. (b)                       1,004,028    54,920,331
NCR Corp. (b)                               137,700     4,764,420


=================================================================
SECURITY DESCRIPTION                        SHARES       VALUE
=================================================================
COMMON STOCKS (continued)

COMPUTER SOFTWARE & SERVICES (continued)
Oracle Corp. (b)                            720,900  $  6,826,923
PeopleSoft, Inc. (b)                        132,300     1,968,624
Sun Microsystems, Inc. (b)                  851,796     4,267,498
                                                     ------------
                                                      110,763,932
                                                     ------------

CONGLOMERATES (2.5%)
3M Co.                                      178,500    21,955,500
Ingersoll-Rand Co.                          369,950    16,891,917
                                                     ------------
                                                       38,847,417
                                                     ------------
CONSTRUCTION & BUILDING MATERIALS (3.1%)
Centex Corp.                                260,450    15,051,406
Masco Corp.                                 782,600    21,216,286
Vulcan Materials Co.                        276,568    12,113,678
                                                     ------------
                                                       48,381,370
                                                     ------------
CONSUMER DURABLE (4.9%)
Black & Decker Corp.                        497,700    23,989,140
Fortune Brands, Inc.                        305,500    17,108,000
Maytag Corp.                                791,500    33,757,475
                                                     ------------
                                                       74,854,615
                                                     ------------
CONSUMER NON-DURABLE (0.6%)
Kimberly-Clark Corp.                         54,600     3,385,200
Procter & Gamble Co.                         69,800     6,233,140
                                                     ------------
                                                        9,618,340
                                                     ------------
CONTAINERS (1.1%)
Sealed Air Corp. (b)                        423,100    17,038,237
                                                     ------------
DRILLING OIL & GAS WELLS (0.2%)
Noble Corp. (b)                              98,000     3,782,800
                                                     ------------
DRUGS (5.2%)
Merck & Co., Inc.                            74,100     3,752,424
Pfizer, Inc.                              1,615,250    56,533,750
Wyeth                                       379,700    19,440,640
                                                     ------------
                                                       79,726,814
                                                     ------------
ELECTRICAL EQUIPMENT (1.4%)
Agilent Technologies, Inc. (b)               91,970     2,175,091
Cooper Industries, Inc.                     202,300     7,950,390
Grainger (W.W.), Inc.                        32,400     1,623,240
Rockwell International Corp.                 43,100       861,138
SPX Corp. (b)                                70,800     8,319,000
                                                     ------------
                                                       20,928,859
                                                     ------------
ELECTRONICS (0.6%)
Altera Corp. (b)                            170,070     2,312,952
Emerson Electric Co.                         48,358     2,587,637
LSI Logic Corp. (b)                         242,700     2,123,625
Teradyne, Inc. (b)                           94,100     2,211,350
                                                     ------------
                                                        9,235,564
                                                     ------------
FINANCIAL / BANKS (7.6%)
Bank of America Corp.                       152,400    10,722,864
Bank of New York Co., Inc.                  301,900    10,189,125
Citigroup, Inc.                             554,220    21,476,025
Fleet Boston Corp.                          379,300    12,270,355
J.P. Morgan Chase & Co.                     172,472     5,850,250
John Hancock Financial Services, Inc.       119,200     4,195,840
Mellon Financial Corp.                      486,338    15,285,603
U.S. Bancorp                                881,670    20,586,995
Wachovia Corp.                              211,500     8,075,070
                                            170,300     6,319,833
                                                     ------------
Washington Mutual, Inc.                               114,971,960
                                                     ------------

                        GARTMORE VARIABLE INSURANCE TRUST
                        GARTMORE GVIT TOTAL RETURN FUND
        STATEMENT OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED) (CONTINUED)


=================================================================
SECURITY DESCRIPTION                   SHARES          VALUE
=================================================================
COMMON STOCKS (CONTINUED)

FINANCIAL / MISCELLANEOUS (0.3%)
American Express Co.                     146,200  $    5,309,984
                                                  ---------------
FINANCIAL SERVICES (5.9%)
Fannie Mae                               841,200      62,038,500
MBNA Corp.                               867,700      28,694,839
                                                  ---------------
                                                      90,733,339
                                                  ---------------
FOOD & RELATED (1.9%)
General Mills, Inc.                      240,300      10,592,424
Philip Morris Cos., Inc.                 368,900      16,113,552
Tyson Foods, Inc., Class A               157,100       2,436,621
                                                  ---------------
                                                      29,142,597
                                                  ---------------
FURNITURE (0.8%)
Leggett & Platt, Inc.                    529,500      12,390,300
                                                  ---------------
GOLD ORES (0.2%)
Barrick Gold Corp.                       164,800       3,129,552
                                                  ---------------
HEALTHCARE (6.6%)
Abbott Laboratories                       84,300       3,173,895
Boston Scientific Corp. (b)              297,800       8,731,496
Guidant Corp. (b)                         42,600       1,287,798
Johnson & Johnson                        737,840      38,559,518
Manor Care, Inc. (b)                     456,670      10,503,410
Medtronic, Inc.                          222,200       9,521,270
St. Jude Medical, Inc. (b)               286,800      21,180,180
Wellpoint Health Networks, Inc. (b)      113,100       8,800,311
                                                  ---------------
                                                     101,757,878
                                                  ---------------
INSURANCE (2.7%)
American International Group, Inc.       355,400      24,248,942
Chubb Corp.                              157,500      11,151,000
MBIA, Inc.                               115,000       6,500,950
                                                  ---------------
                                                      41,900,892
                                                  ---------------
LEISURE PRODUCTS (2.6%)
Brunswick Corp.                        1,456,000      40,768,000
                                                  ---------------
MANUFACTURING (1.4%)
Illinois Tool Works, Inc.                320,086      21,861,874
                                                  ---------------
OIL & GAS (3.9%)
ChevronTexaco Corp.                      158,798      14,053,623
El Paso Corp.                             36,700         756,387
Exxon Mobil Corp.                        742,400      30,379,008
Nabors Industries, Inc. (b)               66,000       2,329,800
Phillips Petroleum Co.                   114,950       6,768,256
Royal Dutch Petroleum Co.                115,266       6,370,752
                                                  ---------------
                                                      60,657,826
                                                  ---------------
PAPER & FOREST PRODUCTS (1.8%)
International Paper Co.                  308,943      13,463,736
Weyerhaeuser Co.                         227,113      14,501,165
                                                  ---------------
                                                      27,964,901
                                                  ---------------
PRINTING & PUBLISHING (0.8%)
Gannett Co., Inc.                        157,300      11,939,070
                                                  ---------------
RAILROADS (2.6%)
CSX Corp.                                420,500      14,738,525
Norfolk Southern Corp.                 1,088,300      25,444,454
                                                      40,182,979
                                                  ---------------
RESTAURANTS (0.2%)
McDonald's Corp.                         102,200       2,907,590
                                                  ---------------
RETAIL (3.6%)
Costco Wholesale Corp. (b)                86,900       3,356,078
Home Depot, Inc.                         123,200       4,525,136
Lowe's Cos., Inc.                         60,200       2,733,080


=================================================================
SECURITY DESCRIPTION                   SHARES          VALUE
=================================================================
COMMON STOCKS (CONTINUED)

RETAIL (3.6%) (CONTINUED)
May Department Stores Co. (The)          123,500  $    4,066,855
Target Corp.                             581,900      22,170,390
Tiffany & Co.                            286,500      10,084,800
Toys 'R' Us, Inc. (b)                    511,200       8,930,664
                                                  ---------------
                                                      55,867,003
                                                  ---------------
RETAIL / FOOD & DRUG (0.2%)
SYSCO Corp.                              103,000       2,803,660
                                                  ---------------
SEMICONDUCTORS (2.3%)
Applied Materials, Inc. (b)              362,120       6,887,522
Linear Technology Corp.                  129,000       4,054,470
Micron Technology, Inc. (b)              218,064       4,409,254
National Semiconductor Corp. (b)          55,000       1,604,350
Novellus Systems, Inc. (b)                93,700       3,185,800
QLogic Corp. (b)                          49,800       1,897,380
STMicroelectronics N.V. ADR              229,900       5,593,467
Texas Instruments, Inc.                  315,101       7,467,894
                                                  ---------------
                                                      35,100,137
                                                  ---------------
SERVICES (0.4%)
Accenture Ltd. Class A (b)               179,300       3,406,700
IMS Health, Inc.                         130,300       2,338,885
                                                  ---------------
                                                       5,745,585
                                                  ---------------
TELECOMMUNICATIONS (1.6%)
AT&T Corp.                               473,267       5,063,957
AT&T Wireless Services, Inc. (b)         400,912       2,345,335
Verizon Communications, Inc.             442,563      17,768,905
                                                  ---------------
                                                      25,178,197
                                                  ---------------
UTILITIES (3.3%)
Cinergy Corp.                             83,400       3,001,566
Dominion Resources, Inc.                 393,900      26,076,180
Duke Energy Corp.                         83,476       2,596,104
Southern Co.                             113,100       3,098,940
TXU Corp.                                315,400      16,258,870
                                                  ---------------
                                                      51,031,660
                                                  ---------------
TOTAL COMMON STOCKS                                1,508,474,561
                                                  ---------------

=================================================================
SECURITY DESCRIPTION                 PRINCIPAL         VALUE
=================================================================

COMMERCIAL PAPER (2.5%)
UBS Finance, 2.00%, 7/1/02           $38,173,000      38,170,879
                                                  ---------------
TOTAL COMMERCIAL PAPER                                38,170,879
                                                  ---------------
TOTAL INVESTMENTS
(COST $1,527,010,381) (a) - 100.3%                 1,546,645,440

LIABILITIES IN EXCESS
OF OTHER ASSETS - (0.3)%                              (5,258,604)
                                                  ---------------
NET ASSETS - 100.0%                               $1,541,386,836
                                                  ---------------

-----------------------------------------------------------------

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows:

        Unrealized appreciation            $  215,472,633
        Unrealized depreciation              (195,837,574)
                                           ---------------
        Net  unrealized  appreciation      $   19,635,059
                                           ---------------

     Aggregate cost for federal income tax purposes is substantially the same.

(b)  Denotes a non-income producing security.

ADR       American  Depositary  Receipt


See notes to financial statements.

                        GARTMORE VARIABLE INSURANCE TRUST
                            GARTMORE GVIT GROWTH FUND
              STATEMENT OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED)


================================================================
SECURITY DESCRIPTION                        SHARES      VALUE
================================================================
COMMON STOCKS (98.8%)

AEROSPACE (0.5%)
United Technologies Corp.                    20,500  $ 1,391,950
                                                     -----------
AEROSPACE / DEFENSE (2.2%)
Lockheed Martin Corp.                        83,700    5,817,150
                                                     -----------
ATHLETIC FOOTWEAR (0.5%)
Nike, Inc. Class B                           26,900    1,443,185
                                                     -----------
BANKS (1.1%)
Charter One Financial, Inc.                  43,400    1,492,092
City National Corp.                          28,200    1,515,750
                                                     -----------
                                                       3,007,842
                                                     -----------
BROADCAST MEDIA / CABLE TELEVISION (2.2%)
Viacom, Inc. (b)                            134,000    5,945,580
                                                     -----------

BUILDING - RESIDENTIAL & COMMERCIAL (0.6%)
Lennar Corp.                                 26,700    1,634,040
                                                     -----------
BUSINESS SERVICES (2.8%)
Accenture Ltd. Class A (b)                  141,000    2,679,000
eBay, Inc. (b)                               33,800    2,082,756
First Data Corp.                             39,400    1,465,680
Pitney Bowes, Inc.                           31,300    1,243,236
                                                     -----------
                                                       7,470,672
                                                     -----------
CAPITAL GOODS (3.5%)
General Electric Co.                        323,000    9,383,150
                                                     -----------
COMPUTER EQUIPMENT (4.2%)
Dell Computer Corp. (b)                     223,015    5,829,612
EMC Corp. (b)                               194,800    1,470,740
Lexmark International Group, Inc.
Class A (b)                                  73,300    3,987,520
                                                     -----------
                                                      11,287,872
                                                     -----------
COMPUTER NETWORKING (4.8%)
Brocade Communications Systems, Inc. (b)    297,429    5,199,059
Cisco Systems, Inc. (b)                     466,200    6,503,490
Emulex Corp. (b)                             52,000    1,170,520
                                                     -----------
                                                      12,873,069
                                                     -----------
COMPUTER SOFTWARE & SERVICES (9.3%)
Activision, Inc. (b)                         51,000    1,482,060
BEA Systems, Inc. (b)                       111,500    1,060,365
DST Systems, Inc. (b)                        33,900    1,549,569
Electronic Arts, Inc. (b)                    40,700    2,688,235
Microsoft Corp. (b)                         250,000   13,675,000
Network Associates, Inc. (b)                 70,200    1,352,754
Oracle Corp. (b)                            348,200    3,297,454
                                                     -----------
                                                      25,105,437
                                                     -----------
CONSTRUCTION & BUILDING MATERIALS (0.6%)
Masco Corp.                                  58,600    1,588,646
                                                     -----------
CONSUMER NON-DURABLE (2.1%)
The Procter & Gamble Co.                     64,410    5,751,813
                                                     -----------
COSMETICS/TOILETRIES (0.7%)
The Gillette Co.                             58,400    1,978,008
                                                     -----------
DRUGS (10.4%)
AmerisourceBergen Corp.                      49,200    3,739,200
Cephalon, Inc. (b)                           29,500    1,333,400


================================================================
SECURITY DESCRIPTION                        SHARES      VALUE
================================================================
COMMON STOCKS (continued)

DRUGS (continued)
IDEC Pharmaceuticals Corp. (b)               37,900  $ 1,343,555
King Pharmaceuticals, Inc. (b)               87,400    1,944,650
Pfizer, Inc.                                346,000   12,110,000
Pharmacia Corp.                              83,600    3,130,820
Wyeth                                        84,137    4,307,814
                                                     -----------
                                                      27,909,439
                                                     -----------
ELECTRIC - INTEGRATED (1.1%)
Dominion Resources, Inc.                     28,900    1,913,180
TXU Corp.                                    22,100    1,139,255
                                                     -----------
                                                       3,052,435
                                                     -----------
FINANCIAL SERVICES (9.1%)
American Express Co.                         63,000    2,288,160
Bank of America Corp.                        46,211    3,251,406
Capital One Financial Corp.                  70,000    4,273,500
Citigroup, Inc.                             119,260    4,621,325
Concord EFS, Inc. (b)                        64,700    1,950,058
Fannie Mae                                   53,360    3,935,300
Goldman Sachs Group, Inc.                    12,800      938,880
Morgan Stanley Dean Witter & Co.             32,664    1,407,165
Wells Fargo & Co.                            33,300    1,666,998
                                                     -----------
                                                      24,332,792
                                                     -----------
FOOD & BEVERAGE (4.1%)
Anheuser-Busch Companies, Inc.               40,510    2,025,500
Coca-Cola Co.                                23,700    1,327,200
PepsiCo, Inc.                               122,200    5,890,040
The Pepsi Bottling Group, Inc.               61,100    1,881,880
                                                     -----------
                                                      11,124,620
                                                     -----------
HEALTHCARE (10.6%)
Anthem, Inc. (b)                             57,100    3,853,108
Baxter International, Inc.                  133,400    5,929,629
Boston Scientific Corp. (b)                  70,800    2,075,856
HCA, Inc.                                    86,300    4,099,250
Johnson & Johnson                           100,600    5,257,356
Medtronic, Inc.                              64,000    2,742,400
St. Jude Medical, Inc. (b)                   36,600    2,702,910
UnitedHealth Group, Inc.                     15,500    1,419,025
                                                     -----------
                                                      28,079,534
                                                     -----------
INDUSTRIAL GASES (0.6%)
Praxair, Inc.                                27,600    1,572,372
                                                     -----------
INSURANCE (2.8%)
American International Group, Inc.           64,887    4,427,240
Travelers Property Casualty Corp.
Class A (b)                                 172,465    3,052,631
                                                     -----------
                                                       7,479,871
                                                     -----------
MACHINERY (0.8%)
Deere & Co.                                  45,600    2,184,240
                                                     -----------
MACHINERY - GENERAL INDUSTRIAL (0.6%)
Ingersoll-Rand Co.                           34,200    1,561,572
                                                     -----------
MANUFACTURING (0.6%)
Illinois Tool Works, Inc.                    23,670    1,616,661
                                                     -----------
OIL & GAS (2.2%)
ChevronTexaco Corp.                          36,700    3,247,950
Devon Energy Corp.                           27,500    1,355,200
Weatherford International, Inc. (b)          30,900    1,334,880
                                                     -----------
                                                       5,938,030
                                                     -----------

                        GARTMORE VARIABLE INSURANCE TRUST
                            GARTMORE GVIT GROWTH FUND
        STATEMENT OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED) (CONTINUED)


======================================================================
SECURITY DESCRIPTION                            SHARES       VALUE
======================================================================
COMMON STOCKS (CONTINUED)

PAPER & FOREST PRODUCTS (0.4%)
Weyerhaeuser Co.                                  17,700  $  1,130,145
                                                          ------------
RAILROADS (0.6%)
CSX Corp.                                         44,900     1,573,745
                                                          ------------
RESTAURANTS (1.6%)
Applebee's International, Inc.                    62,650     1,437,818
Wendy's International, Inc.                       73,300     2,919,539
                                                          ------------
                                                             4,357,357
                                                          ------------
RETAIL (10.3%)
Abercrombie & Fitch Co. (b)                       32,300       779,076
Best Buy Co., Inc. (b)                           109,200     3,963,960
Coach, Inc. (b)                                   45,000     2,470,500
Costco Wholesale Corp. (b)                        32,600     1,259,012
Home Depot, Inc.                                 135,060     4,960,754
Lowe's Companies, Inc.                            42,700     1,938,580
Target Corp.                                     181,100     6,899,910
Wal-Mart Stores, Inc.                             97,380     5,356,874
                                                          ------------
                                                            27,628,666
                                                          ------------
SEMICONDUCTORS (6.5%)
Broadcom Corp. Class A (b)                        68,400     1,199,736
Fairchild Semiconductor Corp. Class A (b)         78,300     1,902,690
Intel Corp.                                      293,100     5,354,937
KLA-Tencor Corp. (b)                              29,100     1,280,109
National Semiconductor Corp. (b)                  68,400     1,995,228
Semtech Corp. (b)                                 44,900     1,198,830
STMicroelectronics N.V. ADR                       61,000     1,484,130
Texas Instruments, Inc.                          124,200     2,943,540
                                                          ------------
                                                            17,359,200
                                                          ------------
TELECOMMUNICATIONS (0.8%)
Bellsouth Corp.                                   46,800     1,474,200
Verizon Communications, Inc.                      17,900       718,685
                                                          ------------
                                                             2,192,885
                                                          ------------
TELEVISION (0.6%)
Lin TV Corp. Class A (b)                          57,800     1,562,912
                                                          ------------
TOTAL COMMON STOCKS                                        265,334,890
                                                          ------------


======================================================================
SECURITY DESCRIPTION                          PRINCIPAL      VALUE
======================================================================
COMMERCIAL PAPER (0.7%)
Johnson Controls, 2.07%, 7/1/02               $1,849,000  $  1,848,894
                                                          ------------
TOTAL COMMERCIAL PAPER                                       1,848,894
                                                          ------------
TOTAL INVESTMENTS
(COST $286,071,649) (a) - 99.5%                            267,183,784
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.5%                 1,394,446
                                                          ------------
NET ASSETS - 100.0%                                       $268,578,230
                                                          ============

----------------------------------------------------------------------

(a) Represents cost for financial reporting purposes and differs securities as follows:

          Unrealized appreciation                   $   11,799,057
          Unrealized depreciation                      (30,686,922)
                                                    ---------------
          Net unrealized depreciation               $  (18,887,865)
                                                    ===============

     Aggregate cost for federal income tax purposes is substantially the same.

(b)  Denotes a non-income producing security.

ADR       American  Depositary  Receipt


See  notes  to  financial  statements.

                        GARTMORE VARIABLE INSURANCE TRUST
                       GARTMORE GVIT GOVERNMENT BOND FUND
              STATEMENT OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED)


==========================================================================
SECURITY DESCRIPTION                             PRINCIPAL       VALUE
==========================================================================
U.S. GOVERNMENT SPONSORED AND AGENCY
OBLIGATIONS (61.3%)

FEDERAL FARM CREDIT BANK (2.1%)
6.30%, 09/23/04                                 $ 10,000,000  $ 10,649,980
6.50%, 11/22/05                                   10,000,000    10,822,830
5.55%, 03/26/08                                   10,000,000    10,440,800
                                                              ------------
                                                                31,913,610
                                                              ------------
FEDERAL HOME LOAN BANK (7.2%)
5.74%, 02/25/05                                    4,135,000     4,367,441
7.32%, 04/21/05                                    8,500,000     9,356,673
4.58%, 04/22/05                                   15,000,000    15,274,920
5.80%, 08/12/05                                    6,395,000     6,792,667
5.12%, 03/17/06                                    5,000,000     5,135,670
5.70%, 06/07/06                                    5,835,000     6,094,914
5.63%, 07/26/06                                   20,000,000    20,886,979
5.24%, 12/18/08                                   16,375,000    16,772,617
5.91%, 04/07/09                                    6,860,000     7,268,774
6.63%, 06/30/14                                   10,000,000    10,913,820
7.38%, 02/13/15                                    6,900,000     8,037,631
                                                              ------------
                                                               110,902,106
                                                              ------------
FEDERAL HOME LOAN MORTGAGE CORPORATION (9.4%)
3.50%, 04/19/04                                   25,000,000    25,168,600
3.88%, 02/15/05                                   25,000,000    25,281,075
6.80%, 08/22/05                                    5,000,000     5,466,050
6.79%, 08/26/05                                    5,000,000     5,465,195
5.70%, 07/11/06                                   10,000,000    10,310,490
5.38%, 08/16/06                                   10,000,000    10,372,930
5.82%, 12/05/06                                    6,666,000     6,867,640
6.70%, 01/09/07                                    5,000,000     5,488,415
4.88%, 03/15/07                                   10,000,000    10,221,430
6.00%, 05/25/12                                   30,000,000    30,276,660
6.50%, 03/15/31                                    9,379,412     9,651,682
                                                              ------------
                                                               144,570,167
                                                              ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (8.4%)
3.48%, 05/05/04                                   31,200,000    31,335,938
3.80%, 12/20/04                                   32,000,000    32,360,000
5.50%, 05/03/06                                   10,000,000    10,425,540
5.78%, 06/06/06                                    7,000,000     7,240,639
5.15%, 05/03/07                                   10,000,000    10,295,680
6.50%, 07/25/08                                    5,000,000     5,319,454
15.00%, 08/06/13                                   5,010,000     8,923,151
10.35%, 12/10/15                                  12,545,000    18,010,204
6.68%, 05/01/16                                    4,781,807     5,082,272
9.25%, 10/25/18                                      384,704       426,530
                                                              ------------
                                                               129,419,408
                                                              ------------
GUARANTEED EXPORT TRUST (1.4%)
7.12%, 04/15/06                                   20,235,546    21,626,943
                                                              ------------
PRIVATE EXPORT FUNDING COMPANY (2.3%)
5.80%, 02/01/04                                    3,200,000     3,295,168
6.86%, 04/30/04                                    9,528,000     9,986,202
6.62%, 10/01/05                                    8,100,000     8,786,410
5.34%, 03/15/06                                   13,000,000    13,582,907
                                                              ------------
                                                                35,650,687
                                                              ------------
RESOLUTION FUNDING CORP. (7.5%)
0.00%, 07/21/03                                   20,000,000    19,498,300
0.00%, 01/15/13                                  100,000,000    55,673,700
0.00%, 07/15/13                                   25,000,000    13,397,925
0.00%, 01/15/14                                   25,000,000    12,881,775
0.00%, 01/15/15                                   30,000,000    14,347,950
                                                              ------------
                                                               115,799,650
                                                              ------------


==========================================================================
SECURITY DESCRIPTION                             PRINCIPAL       VALUE
==========================================================================
U.S. GOVERNMENT SPONSORED AND AGENCY
OBLIGATIONS (continued)

STRIPPED GOVERNMENT RECEIPTS (2.1%)
0.00%, 05/15/11                                 $ 10,000,000  $  8,496,210
0.00%, 11/15/11                                   20,000,000    16,616,360
0.00%, 11/15/21                                   25,000,000     7,908,950
                                                              ------------
                                                                33,021,520
                                                              ------------
U.S. TREASURY BONDS (19.5%)
10.38%, 11/15/12                                  15,000,000    19,279,095
12.00%, 08/15/13                                  45,000,000    62,917,380
11.25%, 02/15/15                                  51,000,000    79,233,293
8.75%, 05/15/17                                   35,000,000    46,699,310
9.00%, 11/15/18                                   30,000,000    41,193,750
6.75%, 08/15/26                                   43,000,000    48,946,083
                                                              ------------
                                                               298,268,911
                                                              ------------

U.S. TREASURY NOTES (1.4%)
10.38%, 11/15/09                                  18,000,000    20,900,394
                                                              ------------
TOTAL U.S. GOVERNMENT SPONSORED AND
AGENCY OBLIGATIONS                                             942,073,396
                                                              ------------

MORTGAGE-BACKED SECURITIES (26.6%)

FEDERAL HOME LOAN MORTGAGE CORPORATION (11.6%)
Pool #M90718, 5.50%, 04/01/07                     10,496,720    10,739,034
Series 107, 8.65%, 12/15/04                          861,569       862,453
Series 1136, 6.00%, 09/15/21                       2,676,030     2,747,814
Series 13, 7.00%, 08/25/22                        15,000,000    15,955,094
Series 1541, 7.00%, 10/15/22                       4,750,000     5,073,316
Series 1583, 6.50%, 03/15/22                       5,000,000     5,280,129
Series 1711, 6.75%, 06/15/23                       4,396,000     4,671,383
Series 2043, 6.50%, 05/15/14                       3,271,000     3,409,391
Series 2050, 6.00%, 12/15/11                      19,370,000    20,208,244
Series 2063, 6.25%, 04/15/12                      12,000,000    12,559,003
Series 2072, 6.25%, 07/15/24                      10,000,000    10,337,407
Series 2081, 6.25%, 06/15/24                      15,000,000    15,477,608
Series 2102, 6.00%, 10/15/11                      11,000,000    11,483,287
Series 2114, 6.00%, 01/15/28                       3,500,000     3,478,008
Series 2115, 6.00%, 11/15/10                      12,000,000    12,495,060
Series 2138, 6.00%, 12/15/11                      11,500,000    11,970,877
Series 2348, 6.50%, 11/15/14                      10,000,000    10,368,064
Series 2353, 6.50%, 09/15/15                      10,000,000    10,371,316
Series 2362, 7.00%, 07/15/21                      10,000,000    10,555,139
                                                              ------------
                                                               178,042,627
                                                              ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (11.9%)
Pool #323286, 7.13%, 09/01/07                      9,279,978    10,076,363
Pool #375411, 6.97%, 10/01/07                      3,895,654     4,226,933
Pool #375593, 6.68%, 12/01/07                      8,807,060     9,352,394
Pool #380276, 6.36%, 04/01/08                      4,940,295     5,233,424
Pool #380348, 6.28%, 05/01/08                     14,257,676    15,055,740
Pool #380538, 6.24%, 08/01/08                      6,529,916     6,884,507
Pool #381089, 5.70%, 01/01/09                      4,807,930     4,952,322
Pool #383661, 6.62%, 06/01/16                     11,382,957    12,162,781
Pool #73442, 7.08%, 05/01/06                       7,608,082     8,237,294
Pool #M80696, 6.00%, 08/01/08                      9,114,727     9,347,895
Series 1991-73, 8.00%, 07/25/21                      465,279       504,317
Series 1992-192, 6.50%, 08/25/07                   4,052,948     4,210,576
Series 1992-68, 8.00%, 05/25/07                    9,534,153    10,128,142
Series 1993-149, 7.00%, 08/25/23                  10,000,000    10,657,359
Series 1993-164, 6.50%, 09/25/08                   1,216,276     1,228,981
Series 1993-188, 6.25%, 03/25/13                   4,742,240     4,924,014
Series 1993-223, 6.50%, 05/25/23                   5,000,000     5,278,382
Series 1994-33, 6.00%, 03/25/09                    6,000,376     6,283,319

                        GARTMORE VARIABLE INSURANCE TRUST
                       GARTMORE GVIT GOVERNMENT BOND FUND
        STATEMENT OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED) (CONTINUED)


==============================================================================
SECURITY DESCRIPTION                                PRINCIPAL       VALUE
==============================================================================
MORTGAGE-BACKED  SECURITIES (continued)

Federal  National  Mortgage  Association (continued)
Series 1994-76, 5.00%, 02/25/24                   $ 10,000,000  $   10,276,458
Series 1997-26, 7.00%, 05/18/27                      5,000,000       5,211,396
Series 1998-M2, 6.43%, 02/17/30                      4,500,000       4,779,362
Series 1999-64, 7.00%, 07/25/26                      5,000,000       5,226,680
Series 2001-25, 6.50%, 02/25/15                      6,924,000       7,151,517
Series 2001-41, 6.50%, 01/25/15                     14,944,800      15,502,020
Series 2001-T11, 5.50%, 09/25/11                     6,215,000       6,247,550
                                                                --------------
                                                                   183,139,726
                                                                --------------
Government National Mortgage Association  (2.4%)
Series 2002-29, 6.50%, 02/16/13                     29,838,491      31,307,171
Series 96-22, 7.00%, 08/16/13                        4,640,000       4,958,742
                                                                --------------
                                                                    36,265,913
                                                                --------------
Veterans Administration  (0.7%)
Vendee Mortgage Trust,
6.75%, 06/15/26                                     10,932,495      11,419,647
                                                                --------------
Total Mortgage-Backed Securities                                   408,867,913
                                                                --------------
U.S. AID  (0.7%)

U.S. Government Agency  (0.7%)
Aid - Morocco, 7.29%, 05/01/23                       9,000,000      10,081,530
                                                                --------------
Total U.S. Aid                                                      10,081,530
                                                                --------------


==============================================================================
SECURITY DESCRIPTION                                PRINCIPAL       VALUE
==============================================================================
REPURCHASE AGREEMENT  (10.5%)
Fifth Third Bank, 1.86%,
dated 06/28/02,
due 07/01/02, repurchase
price $161,626,558
(Fully collateralized
by Fannie Mae Securities)                         $161,601,510  $  161,601,510
                                                                --------------

TOTAL REPURCHASE AGREEMENT                                         161,601,510
                                                                --------------
TOTAL INVESTMENTS
(COST $1,477,899,541) (a) - 99.1%                                1,522,624,349
OTHER ASSETS IN EXCESS
OF LIABILITIES - 0.9%                                               13,324,032
                                                                --------------
NET ASSETS - 100.0%                                             $1,535,948,381
                                                                ==============

------------------------------------------------------------------------------

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows:

             Unrealized appreciation         $     46,307,585
             Unrealized depreciation               (1,582,777)
                                             -----------------
             Net unrealized appreciation     $     44,724,808
                                             =================

     Aggregate cost for federal income tax purposes is substantially the same.

See  notes  to  financial  statements.

                        GARTMORE VARIABLE INSURANCE TRUST
                            GVIT SMALL COMPANY FUND
              STATEMENT OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED)


=====================================================================
SECURITY DESCRIPTION                             PRINCIPAL   VALUE
=====================================================================
COMMON STOCKS  (95.0%)

AUSTRALIA  (0.2%)
AGRICULTURE  (0.0%)
Australian Agricultural Co. Ltd. (b)              780,600  $  293,613
                                                           ----------
CLOTHING  (0.1%)
Billabong International Ltd.                      100,000     503,014
                                                           ----------
HEALTHCARE  (0.1%)
Cochlear Ltd.                                      28,000     535,239
                                                           ----------
                                                            1,331,866
                                                           ----------
BELGIUM  (0.4%)
BUSINESS SERVICES  (0.0%)
Creyf's SA - STRIP (b)                              4,578          45
                                                           ----------
FOOD SERVICE - CATERING  (0.0%)
Carestel                                            7,740      48,922
                                                           ----------
MEDICAL-DRUGS  (0.4%)
Omega Pharma SA                                    47,880   2,144,433
                                                           ----------
WIRE & CABLE PRODUCTS  (0.0%)
Bekaert NV                                          6,300     298,339
                                                           ----------
                                                            2,491,739
                                                           ----------
BRAZIL  (0.1%)
CELLULAR TELEPHONE  (0.1%)
Tele Centro Oeste Celular
Participacoes SA ADR                              160,000     708,800
                                                           ----------
CANADA  (0.3%)
BEVERAGES-NON-ALCOHOLIC  (0.1%)
Cott Corp. (b)                                     28,000     531,720
                                                           ----------
GOLD MINING  (0.1%)
Goldcorp, Inc.                                     44,000     437,800
                                                           ----------
INSURANCE  (0.1%)
Hub International Ltd.                             54,700     824,876
                                                           ----------
                                                            1,794,396
                                                           ----------
DENMARK  (0.2%)
COMMERCIAL SERVICES  (0.1%)
FLS Industries AS Class B                          33,057     421,898
                                                           ----------
ELECTRICAL & ELECTRONIC  (0.1%)
Bang & Olufsen AS Class B                          26,200     693,149
                                                           ----------
                                                            1,115,047
                                                           ----------
FINLAND  (0.2%)
MANUFACTURING - CAPITAL GOODS  (0.2%)
Uponor Oyj                                         66,578   1,380,801
                                                           ----------
FRANCE  (1.4%)
ADVERTISING/MARKETING  (0.3%)
Trader.Com NV (b)                                 195,754   1,546,613
                                                           ----------
BUILDING & CONSTRUCTION  (0.2%)
Eiffage SA                                         14,832   1,354,215
                                                           ----------
CONSULTING SERVICES  (0.1%)
High Co.                                            6,103     675,060
                                                           ----------


=====================================================================
SECURITY DESCRIPTION                             PRINCIPAL   VALUE
=====================================================================
COMMON STOCKS  (continued)

FRANCE  (continued)
DIVERSIFIED OPERATIONS  (0.1%)
Financiere Marc de Lacharriere SA                  13,800  $  633,743
                                                           ----------
ELECTRONIC COMPONENTS/INSTRUMENTS  (0.0%)
Confidur (b)                                      105,000     103,698
                                                           ----------
LEISURE / ENTERTAINMENT (0.2%)
Club Mediterranee SA                               36,376   1,203,485
                                                           ----------
MEDICAL - HOSPITAL MANAGEMENT & SERVICES (0.2%)
Generale de Sante (b)                              79,329   1,257,442
                                                           ----------
MEDICAL PRODUCTS  (0.1%)
LVL Medical SA                                      7,612     150,352
Stedim SA                                           6,609     828,283
                                                           ----------
                                                              978,635
                                                           ----------
MISCELLANEOUS  (0.1%)
Bacou-Dalloz                                        4,986     541,659
                                                           ----------
REAL ESTATE  (0.1%)
Pierre & Vacances                                  11,783     883,822
                                                           ----------
SEMICONDUCTORS AND RELATED SERVICES  (0.0%)
Memscap SA (b)                                     87,550      81,277
                                                           ----------
TELEVISION  (0.0%)
AB Groupe SA                                       11,882     117,347
                                                           ----------
TRANSPORTATION  (0.0%)
Norbert Dentressangle                              12,019     322,270
                                                           ----------
                                                            9,699,266
                                                           ----------
GERMANY  (1.1%)
BROADCASTING & TELEVISION  (0.0%)
Internationalmedia AG (b)                          93,173     211,641
                                                           ----------
BUILDING & CONSTRUCTION  (0.1%)
Bilfinger & Berger AG                               3,843      87,103
Hochtief AG                                        16,515     306,632
                                                           ----------
                                                              393,735
                                                           ----------
BUILDING-HEAVY CONSTRUCTION  (0.1%)
Astaldi SPA (b)                                   174,672     464,904
                                                           ----------
CABLE TV/PROGRAMMING  (0.0%)
Primacom AG (b)                                   226,050     133,948
                                                           ----------
CONSULTING SERVICES  (0.1%)
GfK AG                                             26,300     480,517
                                                           ----------
ELECTRONIC COMPONENTS/INSTRUMENTS  (0.1%)
Dialog Semiconductor PLC (b)                      305,085     491,122
                                                           ----------
ENERGY  (0.1%)
REPower Systems AG (b)                             15,029     420,047
                                                           ----------
FOOD & BEVERAGE  (0.1%)
Hawesko Holding AG                                 27,900     614,455
                                                           ----------
MACHINERY  (0.1%)
Boewe Systec AG                                    47,800   1,142,416
                                                           ----------
MISCELLANEOUS  (0.2%)
Jenoptik AG                                        57,800   1,093,145
                                                           ----------

                        GARTMORE VARIABLE INSURANCE TRUST
                            GVIT SMALL COMPANY FUND
        STATEMENT OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED) (CONTINUED)


=================================================================
SECURITY DESCRIPTION                          SHARES     VALUE
=================================================================
COMMON STOCKS  (CONTINUED)

GERMANY  (CONTINUED)
RETAIL  (0.1%)
Takkt AG                                      252,805  $1,460,570
                                                       ----------
SEMICONDUCTOR EQUIPMENT  (0.0%)
Suess MicroTec AG (b)                          16,500     330,797
                                                       ----------
SEMICONDUCTORS  (0.0%)
Elmos Semiconductor AG (b)                      9,241      94,002
                                                       ----------
TEXTILE PRODUCTS  (0.1%)
Escada AG                                      24,014     438,750
                                                       ----------
                                                        7,770,049
                                                       ----------
HONG KONG  (0.3%)
ELECTRONICS  (0.2%)
VTech Holdings Ltd. (b)                       900,000   1,078,846
                                                       ----------
FINANCE  (0.1%)
Hong Kong Exchanges & Clearing Ltd.           700,000   1,153,205
                                                       ----------
                                                        2,232,051
                                                       ----------
HUNGARY  (0.1%)
MEDICAL-DRUGS  (0.1%)
Gedeon Richter - Sponsored                     17,000     990,250
                                                       ----------
INDIA  (0.1%)
BANKING  (0.1%)
ICICI Bank Ltd. ADR                           150,000   1,050,000
                                                       ----------
IRELAND  (0.4%)
BUILDING & CONSTRUCTION  (0.1%)
Kingspan Group Ltd.                           378,240     877,842
                                                       ----------
DISTRIBUTION  (0.1%)
IAWS Group PLC                                 91,064     791,426
                                                       ----------
FOOD PRODUCTS  (0.1%)
Greencore Group                               229,200     656,438
                                                       ----------
SOFTWARE & COMPUTER SERVICES  (0.1%)
Riverdeep Group PLC ADR (b)                    40,900     636,404
                                                       ----------
                                                        2,962,110
                                                       ----------
ISRAEL  (0.1%)
ELECTRICAL & ELECTRONIC  (0.1%)
M-SYSTEMS Flash Disk Pioneer (b)              120,000     996,348
                                                       ----------
ITALY  (0.8%)
APPLIANCES  (0.2%)
DE' Longhi SPA                                250,703   1,349,389
                                                       ----------
BEVERAGES  (0.2%)
David Campari-Milano SPA                       37,440   1,238,687
                                                       ----------
CONSUMER DURABLES  (0.1%)
Merloni Elettrodomestici                       85,500     934,749
                                                       ----------
MACHINERY & EQUIPMENT  (0.3%)
Interpump Group SPA                           533,960   2,225,370
                                                       ----------
                                                        5,748,195
                                                       ----------


=================================================================
SECURITY DESCRIPTION                          SHARES     VALUE
=================================================================
COMMON STOCKS  (CONTINUED)

JAPAN  (2.9%)
APPLICATIONS SOFTWARE  (0.0%)
Open Interface, Inc. (b)                           96  $  194,627
                                                       ----------
AUTO/RELATED PRODUCTS  (0.1%)
Musashi Seimitsu Industry Co. Ltd.             19,900     346,997
Nissin Kogyo Co. Ltd.                           4,300      97,401
                                                       ----------
                                                          444,398
                                                       ----------
BROKERAGE SERVICES  (0.1%)
Matsui Securities Co. Ltd.                     30,400     390,589
                                                       ----------
BUILDING & CONSTRUCTION  (0.1%)
Kyoritsu Maintenance Co. Ltd.                  20,100     412,532
Nishimatsu Construction Co. Ltd.               98,000     304,972
                                                       ----------
                                                          717,504
                                                       ----------
COMPUTER AIDED DESIGN  (0.0%)
Cybernet Systems Co.                              107     265,134
                                                       ----------
COMPUTER SERVICES  (0.1%)
Little Earth Corp. (b)                            101     556,149
                                                       ----------
COMPUTERS-INTEGRATED SYSTEMS  (0.1%)
Agrex, Inc.                                    26,900     471,299
Toyo Business Engineering                      17,800     464,826
                                                       ----------
                                                          936,125
                                                       ----------
CONSUMER PRODUCTS  (0.1%)
Hitachi Maxell Ltd.                            26,000     387,419
                                                       ----------
COSMETICS  (0.1%)
Kose Corp.                                     14,300     439,046
                                                       ----------
COSMETICS & TOILETRIES  (0.1%)
Milbon Co. Ltd.                                14,600     365,426
                                                       ----------
DISTRIBUTION  (0.1%)
Salomon & Taylor Made Co. Ltd.                 50,000     542,299
                                                       ----------
DIVERSIFIED  (0.0%)
Amano Corp.                                    30,000     216,503
                                                       ----------
ELECTRONIC COMPONENTS-SEMICONDUCTORS  (0.1%)
MegaChips Corp.                                19,600     395,728
                                                       ----------
ELECTRONICS  (0.1%)
Anritsu Corp.                                  35,000     245,870
Thine Electronics, Inc.                            35     505,173
                                                       ----------
                                                          751,043
                                                       ----------
ENTERTAINMENT  (0.1%)
Amuse, Inc.                                    29,600     490,205
                                                       ----------
ENTERTAINMENT SOFTWARE  (0.1%)
Capcom Co. Ltd.                                16,200     418,989
                                                       ----------
FINANCIAL SERVICES  (0.1%)
Aeon Credit Service Ltd.                        7,000     418,155
JACCS Co. Ltd.                                142,000     445,453
                                                       ----------
                                                          863,608
                                                       ----------
FISHERIES  (0.0%)
Katokichi Co. Ltd.                             16,600     290,839
                                                       ----------

                        GARTMORE VARIABLE INSURANCE TRUST
                            GVIT SMALL COMPANY FUND
        STATEMENT OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED) (CONTINUED)


================================================================
SECURITY DESCRIPTION                        SHARES      VALUE
================================================================
COMMON STOCKS  (continued)

JAPAN  (CONTINUED)
FOOD PRODUCTS - DISTRIBUTION  (0.1%)
C Two-Network Co. Ltd.                       15,400  $   485,667
                                                     -----------
FOOD/BEVERAGE  (0.1%)
Dydo Drinco, Inc.                            40,000      700,818
                                                     -----------
GAS UTILITY  (0.1%)
Shizuokagas Co. Ltd.                        136,000      442,516
                                                     -----------
INTERNET CONTENT  (0.0%)
Cybird Co. Ltd. (b)                              80      351,076
                                                     -----------
INTERNET SERVICES  (0.0%)
Oricon Global Entertainment, Inc.               114      284,382
                                                     -----------
LEASE / RENTAL  (0.1%)
Diamond Lease Co. Ltd.                       30,500      631,070
                                                     -----------
LEISURE / ENTERTAINMENT  (0.0%)
Namco Ltd.                                   14,500      276,427
                                                     -----------
LIGHTING PRODUCTS  (0.1%)
Ushio, Inc.                                  35,000      415,818
                                                     -----------
MANUFACTURING  (0.1%)
Arrk Corp.                                   22,000      991,156
                                                     -----------
METALS  (0.1%)
Misumi Corp.                                 16,000      572,668
Tsubaki Nakashima Co. Ltd.                   20,000      145,169
                                                     -----------
                                                         717,837
                                                     -----------
REAL ESTATE  (0.1%)
Joint Corp.                                  20,200      226,504
Zephyr Co. Ltd.                                 160      467,212
                                                     -----------
                                                         693,716
                                                     -----------
RECREATIONAL VEHICLES  (0.0%)
Yamaha Motor Co. Ltd                         46,000      338,495
                                                     -----------
RESTAURANTS  (0.1%)
Doutor Coffee                                13,000      650,760
Global Dining, Inc.                          41,600      472,017
Prime Link Co. Ltd.                             138      271,717
                                                     -----------
                                                       1,394,494
                                                     -----------
RETAIL  (0.1%)
Culture Convenience Club Co.                 54,200    1,437,978
                                                     -----------
RETAIL - TOY STORES  (0.1%)
Toys "R" Us - Japan Ltd.                     24,800      577,273
                                                     -----------
RETAIL / CONVENIENCE STORE  (0.1%)
FamilyMart Co. Ltd.                          17,100      413,733
                                                     -----------
SCHOOLS  (0.1%)
Tac Co. Ltd.                                 20,000      412,148
                                                     -----------
STORAGE  (0.1%)
Shibusawa Warehouse                         210,000      401,218
                                                     -----------
TEXTILE/APPAREL  (0.0%)
PAL Co. Ltd.                                  8,000      133,489
                                                     -----------
TRANSPORTATION  (0.1%)
Senko Co. Ltd                               240,000      464,542
                                                     -----------
                                                      20,229,484
                                                     -----------


================================================================
SECURITY DESCRIPTION                        SHARES      VALUE
================================================================
COMMON STOCKS  (continued)

KOREA  (0.1%)
Retail - Major Department Stores  (0.1%)
Hyundai Department Store Co. Ltd             28,500  $   869,451
                                                     -----------
MEXICO  (0.4%)
FINANCIAL SERVICES  (0.2%)
Grupo Financiero Banorte (b)                525,800    1,213,385
                                                     -----------
RETAIL  (0.1%)
Grupo Elektra SA de CV                       85,000      735,250
                                                     -----------
TELEVISION  (0.1%)
TV Azteca SA                                150,000    1,021,500
                                                     -----------
                                                       2,970,135
                                                     -----------
NETHERLANDS  (0.7%)
BROADCASTING & TELEVISION  (0.2%)
Fox Kids Europe (b)                         146,882    1,668,197
                                                     -----------
BUILDING & CONSTRUCTION  (0.1%)
Volker Wessels Stevin NV                     27,900      758,012
                                                     -----------
BUSINESS SERVICES  (0.1%)
United Services Group NV                     44,040      874,227
                                                     -----------
ENGINEERING SERVICES  (0.1%)
Fugro NV                                      8,954      490,785
                                                     -----------
ENTERPISE SOFTWARE  (0.1%)
Scala Business Solutions (b)                174,470      447,997
                                                     -----------
SATELLITE TELECOMMUNICATIONS  (0.1%)
New Skies Satellites NV (b)                 125,000      623,423
                                                     -----------
                                                       4,862,641
                                                     -----------
RUSSIA  (0.2%)
FOOD & DAIRY PRODUCTS  (0.1%)
Wimm-Bill-Dann Foods ADR (b)                 25,000      527,500
                                                     -----------
OIL COMP-INTERGRATED  (0.1%)
Tatneft ADR                                  80,000    1,106,400
                                                     -----------
                                                       1,633,900
                                                     -----------
SOUTH AFRICA  (0.2%)
DIVERSIFIED  (0.1%)
Aveng Ltd.                                  700,000      543,162
                                                     -----------
METALS & MINING  (0.1%)
Northam Platinum Ltd.                       500,000      807,468
                                                     -----------
                                                       1,350,630
                                                     -----------
SOUTH KOREA  (0.1%)
ELECTRONICS & ELECTRICAL EQUIPMENT  (0.1%)
Samsung Corp.                               120,000      718,204
                                                     -----------
SWEDEN  (0.6%)
COMPUTER SERVICES  (0.0%)
HiQ International AB                         28,800       21,936
                                                     -----------
FINANCE  (0.1%)
Intrum Justitia AB (b)                      148,480      856,258
                                                     -----------
FINANCE SERVICES  (0.1%)
D. Carnegie & Co. AB                         73,000      635,439
                                                     -----------

                        GARTMORE VARIABLE INSURANCE TRUST
                            GVIT SMALL COMPANY FUND
        STATEMENT OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED) (CONTINUED)


===========================================================
SECURITY DESCRIPTION                   SHARES      VALUE
===========================================================
COMMON STOCKS  (continued)

SWEDEN  (CONTINUED)
FOOD DIVERSIFIED  (0.1%)
Axfood AB                               60,673  $ 1,003,459
                                                -----------
HOME FURNISHING  (0.1%)
Nobia AB (b)                            79,453      600,836
                                                -----------
INTERNET SERVICES  (0.1%)
Orc Software AB                         31,400      529,569
                                                -----------
MEDICAL SUPPLIES  (0.1%)
Q-MED AB (b)                            44,100      674,180
                                                -----------
                                                  4,321,677
                                                -----------
SWITZERLAND  (0.7%)
BROKERAGE SERVICES  (0.1%)
CIE Financiere Tradition                 5,900      792,851
                                                -----------
COMPUTERS  (0.1%)
Logitech International SA (b)           17,600      818,330
                                                -----------
ENTERPISE SOFTWARE  (0.1%)
Temenos Group AG (b)                    93,309      460,808
                                                -----------
MACHINERY  (0.0%)
Tonros SA (b)                           11,250       46,866
                                                -----------
MEDICAL PRODUCTS  (0.1%)
Centerpulse                              3,400      567,124
                                                -----------
MEDICAL-DRUGS  (0.2%)
Actelion Ltd. (b)                       37,031    1,343,595
                                                -----------
SEMICONDUCTORS  (0.1%)
Micronas Semiconductor Holding AG (b)   26,250      827,202
                                                -----------
                                                  4,856,776
                                                -----------
TAIWAN  (0.1%)
NETWORKING  (0.1%)
Accton Technology Corp. (b)            300,000      516,312
                                                -----------
UNITED KINGDOM  (1.5%)
AGRICULTURAL BIOTECHNOLOGY  (0.1%)
Sygen International PLC (b)            582,100      444,712
                                                -----------
AUTO - RETAIL  (0.1%)
Vardy PLC                              118,600      669,797
                                                -----------
AUTOMOTIVE  (0.1%)
Pendragon PLC                           96,700      456,939
                                                -----------
BROADCASTING & PUBLISHING  (0.1%)
HIT Entertainment PLC                  157,000      643,159
                                                -----------
COMMERCIAL SERVICES  (0.3%)
Interserve PLC                          95,900      660,735
Nestor Healthcare Group                174,856    1,252,040
                                                -----------
                                                  1,912,775
                                                -----------
CONSUMER CYCLICALS  (0.1%)
Airtours PLC                           235,500      551,920
                                                -----------
DIVERSIFIED OPERATIONS  (0.1%)
Bodycote International PLC             169,000      550,325
                                                -----------


===========================================================
SECURITY DESCRIPTION                   SHARES      VALUE
===========================================================
COMMON STOCKS  (continued)

UNITED KINGDOM  (continued)
INSURANCE  (0.1%)
Cox Insurance Holdings PLC             630,933  $   598,678
                                                -----------
PRINTING & PUBLISHING  (0.1%)
Future Network PLC (b)                 520,477      438,333
                                                -----------
RETAIL  (0.2%)
Electronics Boutique PLC               516,508      964,459
HMV Group PLC (b)                      239,000      581,071
Wetherspoon PLC                        184,445      871,564
                                                -----------
                                                  2,417,094
                                                -----------
RETAIL - HOME FURNISHINGS  (0.1%)
DFS Furniture Co. PLC                   88,700      557,952
                                                -----------
SEMICONDUCTOR EQUIPMENT  (0.0%)
Telemetrix PLC                          31,939       45,277
                                                -----------
TECHNOLOGY  (0.0%)
Eidos PLC (b)                          101,068      197,194
                                                -----------
TELEVISION  (0.1%)
Chrysalis Group PLC                    272,500      926,280
                                                -----------
                                                 10,410,435
                                                -----------
UNITED STATES  (81.8%)
ADVERTISING AGENCIES  (0.4%)
R.H. Donnelley Corp. (b)               108,400    3,031,948
                                                -----------
ADVERTISING/MARKETING  (1.0%)
Catalina Marketing Corp. (b)            89,500    2,525,690
Getty Images, Inc. (b)                 126,300    2,749,551
MSC Industrial Direct Co. Class A (b)   99,300    1,936,350
                                                -----------
                                                  7,211,591
                                                -----------
AEROSPACE / DEFENSE  (1.2%)
Alliant Techsystems, Inc. (b)           54,675    3,488,265
DRS Technologies, Inc. (b)              12,000      513,000
Ducommun, Inc. (b)                      22,200      582,528
United Defense Industries, Inc. (b)    171,000    3,933,000
Veridian Corp. (b)                      14,000      317,800
                                                -----------
                                                  8,834,593
                                                -----------
AGRICULTURE  (0.3%)
Bunge Ltd.                              67,400    1,422,140
Delta & Pine Land Co.                   47,300      950,730
                                                -----------
                                                  2,372,870
                                                -----------
ALUMINUM  (0.1%)
Century Aluminum Co.                    53,000      789,170
                                                -----------
APPAREL  (0.6%)
Coach, Inc. (b)                         44,500    2,443,050
OshKosh B'Gosh, Inc.                    23,000    1,000,268
Skechers USA., Inc. (b)                 32,000      691,520
                                                -----------
                                                  4,134,838
                                                -----------
APPLICATIONS SOFTWARE  (0.3%)
EPIQ Systems, Inc. (b)                  72,700    1,237,354
J.D. Edwards & Co. (b)                  93,100    1,131,165
                                                -----------
                                                  2,368,519
                                                -----------

                        GARTMORE VARIABLE INSURANCE TRUST
                            GVIT SMALL COMPANY FUND
        STATEMENT OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED) (CONTINUED)


===============================================================
SECURITY DESCRIPTION                       SHARES      VALUE
===============================================================
COMMON STOCKS  (CONTINUED)

UNITED STATES  (CONTINUED)
AUCTION HOUSE - ART DEALER  (0.3%)
Ritchie Brothers Auctioneers, Inc. (b)      63,000  $ 1,966,230
                                                    -----------
AUTO & AUTO PARTS  (1.4%)
Collins & Aikman Corp. (b)                  87,900      799,890
Donaldson Co., Inc.                         48,600    1,702,944
Gentex Corp. (b)                           133,900    3,678,233
O'Reilly Automotive, Inc. (b)               72,300    1,992,588
Terex Corp. (b)                             90,000    2,024,100
                                                    -----------
                                                     10,197,755
                                                    -----------
AUTO - RETAIL  (0.3%)
Advance Auto Parts (b)                      14,000      763,140
Aftermarket Technology Corp. (b)            35,800      687,360
United Auto Group, Inc. (b)                 33,000      689,700
                                                    -----------
                                                      2,140,200
                                                    -----------
AUTOMOBILE  (0.4%)
Group 1 Automotive, Inc. (b)                19,000      724,850
Kroll Inc. (b)                             109,000    2,286,820
                                                    -----------
                                                      3,011,670
                                                    -----------
BANKING  (0.9%)
Bank of Hawaii Corp.                        30,000      840,000
BankAtlantic Bancorp, Inc. Class A         125,700    1,558,680
BOK Financial Corp. (b)                     44,562    1,491,045
East-West Bancorp, Inc.                     25,000      863,000
Mid-State Bancshares                        45,900      885,870
New Century Financial Corp.                 22,400      783,328
                                                    -----------
                                                      6,421,923
                                                    -----------
BUILDING & CONSTRUCTION  (0.2%)
Beazer Homes USA, Inc. (b)                  18,900    1,512,000
                                                    -----------
BUILDING PRODUCTS  (0.2%)
York International Corp.                    34,400    1,162,376
                                                    -----------
BUSINESS SERVICES  (1.2%)
Corporate Executive Board Co. (b)           48,900    1,674,825
Dollar Thrifty Automotive Group, Inc. (b)   40,600    1,051,540
Maximus, Inc. (b)                           57,000    1,806,900
MemberWorks, Inc. (b)                       67,800    1,256,334
Modis Professional Services, Inc. (b)      146,692    1,246,882
NCO Group, Inc. (b)                         39,900      869,022
United Rentals, Inc. (b)                    41,500      904,700
                                                    -----------
                                                      8,810,203
                                                    -----------
CHEMICALS  (1.0%)
Ferro Corp.                                 38,000    1,145,700
IMC Global, Inc.                            92,500    1,156,250
OM Group, Inc.                              54,200    3,360,400
PolyOne Corp.                              107,300    1,207,125
                                                    -----------
                                                      6,869,475
                                                    -----------
COMMERCIAL SERVICES  (0.5%)
Coinstar, Inc. (b)                          35,000      855,750
Omnicare, Inc.                             103,300    2,712,658
                                                    -----------
                                                      3,568,408
                                                    -----------


===============================================================
SECURITY DESCRIPTION                       SHARES      VALUE
===============================================================
COMMON STOCKS  (CONTINUED)

UNITED STATES  (CONTINUED)
COMMUNICATIONS & MEDIA  (1.0%)
Emmis Communications Corp. Class A (b)     128,900  $ 2,731,391
Entercom Communications Corp. (b)           15,000      688,500
Harte-Hanks, Inc.                          159,900    3,285,945
Radio One, Inc. (b)                         22,000      327,140
                                                    -----------
                                                      7,032,976
                                                    -----------
COMPUTER SERVICE  (1.0%)
Adaptec, Inc. (b)                           19,400      153,066
Anteon International Corp. (b)              87,700    2,217,056
Cerner Corp. (b)                            39,700    1,898,851
CIBER, Inc. (b)                            115,800      839,550
Fidelity National Information
Solutions, Inc. (b)                         10,000      240,000
MICROS Systems, Inc. (b)                    31,600      875,636
Tier Technologies, Inc. (b)                 51,000      908,820
                                                    -----------
                                                      7,132,979
                                                    -----------
COMPUTER SOFTWARE  (2.5%)
Activision, Inc. (b)                        41,000    1,191,460
Citrix Systems, Inc. (b)                   138,200      834,728
Concerto Software, Inc. (b)                 59,900      377,370
Dendrite International, Inc. (b)           181,500    1,755,105
Hutchinson Technology, Inc. (b)             37,500      586,500
Imation Corp. (b)                           38,200    1,136,832
Inter-Tel, Inc.                             51,200      876,032
JDA Software Group, Inc. (b)                34,000      960,840
Keane, Inc. (b)                             76,200      944,880
Mantech International Corp. Class A (b)     41,800    1,002,782
Scientific Games Corp. (b)                 109,900      872,606
Take-Two Interactive Software, Inc. (b)    172,800    3,557,952
THQ, Inc. (b)                              124,200    3,703,644
                                                    -----------
                                                     17,800,731
                                                    -----------
CONSTRUCTION & HOUSING  (0.4%)
Ryland Group, Inc.                          22,000    1,094,500
Simpson Manufacturing Co., Inc. (b)         25,500    1,456,815
                                                    -----------
                                                      2,551,315
                                                    -----------
CONSULTING SERVICES  (0.3%)
FTI Consulting (b)                          55,000    1,925,550
                                                    -----------
CONSUMER DURABLES  (0.1%)
Harman International Industries, Inc.       12,000      591,000
                                                    -----------
CONSUMER GOODS & SERVICES  (2.1%)
AptarGroup, Inc.                           143,100    4,400,325
Church & Dwight Co., Inc.                  115,700    3,624,881
Dana Corp.                                  55,300    1,024,709
International Flavors & Fragrances, Inc.    28,300      919,467
Lancaster Colony Corp.                      25,600      912,896
Matthews International Corp. Class A        95,400    2,227,590
Timberland Co. Class A (b)                  25,900      927,738
Tower Automotive, Inc. (b)                  76,400    1,065,780
                                                    -----------
                                                     15,103,386
                                                    -----------
CONSUMER PRODUCTS  (0.2%)
The Dial Corp.                              59,800    1,197,196
                                                    -----------

                        GARTMORE VARIABLE INSURANCE TRUST
                            GVIT SMALL COMPANY FUND
        STATEMENT OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED) (CONTINUED)


==================================================================
SECURITY DESCRIPTION                          SHARES      VALUE
==================================================================
COMMON STOCKS  (CONTINUED)

UNITED STATES  (CONTINUED)
CONTAINERS  (1.0%)
Ball Corp.                                     15,600  $   647,088
Crown Cork & Seal Co., Inc. (b)               250,000    1,712,500
Ivex Packaging Corp. (b)                      160,000    3,643,200
Temple-Inland, Inc.                            20,700    1,197,702
                                                       -----------
                                                         7,200,490
                                                       -----------
CONTAINERS - METAL/GLASS  (0.1%)
Silgan Holdings, Inc. (b)                      18,164      734,552
                                                       -----------
COSMETICS  (0.4%)
Alberto-Culver Co. Class A                     65,100    2,941,218
                                                       -----------
DATA PROCESSING & REPRODUCTION  (0.9%)
Acxiom Corp. (b)                              108,800    1,902,912
Factset Research Systems, Inc.                 55,900    1,664,143
Fair, Issac and Co., Inc.                      60,750    1,996,852
Probusiness Services, Inc. (b)                 46,300      674,545
                                                       -----------
                                                         6,238,452
                                                       -----------
DIAGNOSTIC EQUIPMENT  (0.1%)
Cholestech Corp. (b)                           70,200      740,610
DIVERSIFIED MANUFACTURING OPERATIONS  (0.2%)
Crane Co.                                      46,800    1,187,784
                                                       -----------
DRUGS  (0.3%)
American Pharmaceutical Partners, Inc. (b)     72,000      889,920
NBTY, Inc. (b)                                 45,200      699,696
Quidel Corp. (b)                              105,000      710,850
                                                       -----------
                                                         2,300,466
                                                       -----------
EDUCATION  (0.7%)
Corinthian Colleges, Inc. (b)                  72,000    2,440,080
ITT Educational Services, Inc. (b)             99,800    2,175,640
                                                       -----------
                                                         4,615,720
                                                       -----------
ELECTRIC INTEGRATED  (0.2%)
Black Hills Corp.                              40,000    1,384,400
                                                       -----------
ELECTRICAL EQUIPMENT  (0.2%)
Ametek, Inc.                                   26,000      968,500
Electro Scientific Industries, Inc. (b)        27,100      658,530
                                                       -----------
                                                         1,627,030
                                                       -----------
ELECTRONIC COMPONENTS/INSTRUMENTS  (0.2%)
ESS Technology, Inc. (b)                       25,300      443,762
Itron, Inc. (b)                                20,700      542,961
Zoran Corp. (b)                                20,000      458,200
                                                       -----------
                                                         1,444,923
                                                       -----------
ELECTRONIC EQUIPMENT  (0.2%)
Engineered Support Systems                     27,900    1,459,170
                                                       -----------
ELECTRONICS  (2.3%)
Actel Corp. (b)                                67,000    1,408,340
Aeroflex, Inc. (b)                            130,000      903,500
Benchmark Electronics, Inc. (b)                21,200      614,800
Compudyne Corp. (b)                            40,000      623,200
Cree Research, Inc. (b)                        96,000    1,270,080
Hubbell, Inc.                                  41,100    1,403,565
Integrated Silicon Solution, Inc. (b)         135,000    1,204,200
Lam Research Corp. (b)                        195,300    3,511,494
Lattice Semiconductor Corp. (b)                82,400      720,176


==================================================================
SECURITY DESCRIPTION                          SHARES      VALUE
==================================================================
COMMON STOCKS  (CONTINUED)

UNITED STATES  (CONTINUED)
ELECTRONICS  (CONTINUED)
MKS Instruments, Inc. (b)                      16,000  $   321,120
Omnivision Technologies, Inc. (b)              47,000      674,450
Plexus Corp. (b)                               78,500    1,420,850
Semtech Corp. (b)                              28,000      747,600
Silicon Laboratories (b)                       38,000    1,028,280
Varian Semicondutor
Equipment Associates, Inc. (b)                 23,000      780,390
                                                       -----------
                                                        16,632,045
                                                       -----------
ENERGY SOURCES  (0.3%)
Headwaters, Inc. (b)                           59,000      929,250
Maverick Tube Corp. (b)                        86,400    1,296,000
                                                       -----------
                                                         2,225,250
                                                       -----------
ENGINEERING  (0.4%)
Emcor Group, Inc. (b)                          43,500    2,553,450
                                                       -----------
ENGINEERING SERVICES  (0.1%)
Jacobs Engineering Group, Inc. (b)             21,900      761,682
                                                       -----------
ENTERTAINMENT  (0.3%)
Acclaim Entertainment, Inc. (b)                98,000      345,940
Ameristar Casinos (b)                          17,000      494,020
Vail Resorts, Inc. (b)                         58,400      998,640
                                                       -----------
                                                         1,838,600
                                                       -----------
FINANCIAL  (5.9%)
Affiliated Managers Group, Inc. (b)            26,500    1,629,750
Bank United Corp. Contigent
Payment Rights (b)                             40,000        3,600
Banknorth Group, Inc.                         101,800    2,648,836
Checkfree Corp. (b)                           227,685    3,560,993
City National Corp.                            36,000    1,935,000
Colonial Bancgroup, Inc.                       56,100      841,500
Community First Bankshares, Inc.               68,300    1,781,947
Cullen/Frost Bankers, Inc.                    118,100    4,245,695
Digital Insight Corp. (b)                     120,200    1,977,290
Financial Federal Corp. (b)                    92,700    3,068,370
First Midwest Bancorp, Inc.                    71,500    1,986,270
Hudson United Bancorp                          48,330    1,380,305
Legg Mason, Inc.                               26,900    1,327,246
M & T Bank Corp.                               28,400    2,435,584
New York Community Bancorp, Inc.              142,475    3,861,073
Sterling Bancshares, Inc.                      90,037    1,329,846
TCF Financial Corp.                            18,000      883,800
Texas Regional Bancshares, Inc. Class A        19,800      982,258
Webster Financial Corp.                       101,900    3,896,656
Westamerica Bankcorp.                          65,000    2,571,400
                                                       -----------
                                                        42,347,419
                                                       -----------
FINANCIAL SERVICES  (0.6%)
Downey Financial Corp.                         39,200    1,854,160
Protective Life Corp.                          62,500    2,068,750
                                                       -----------
                                                         3,922,910
                                                       -----------
FOOD & BEVERAGE  (3.4%)
AFC Enterprises, Inc. (b)                      54,800    1,712,500
American Italian Pasta Co. (b)                129,000    6,577,710
Constellation Brands, Inc. (b)                 70,000    2,240,000
Darden Restaurants, Inc.                       50,250    1,241,175
Dreyer's Grand Ice Cream, Inc.                 47,500    3,258,500

                        GARTMORE VARIABLE INSURANCE TRUST
                            GVIT SMALL COMPANY FUND
        STATEMENT OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED) (CONTINUED)


=============================================================================
SECURITY DESCRIPTION                                   SHARES       VALUE
=============================================================================
COMMON STOCKS  (CONTINUED)

UNITED STATES  (CONTINUED)

FOOD & BEVERAGE  (CONTINUED)
Hormel Foods Corp.                                      38,600  $     924,084
P.F. Chang's China Bistro, Inc. (b)                     27,000        848,340
Pepsiamericas, Inc.                                    110,000      1,643,400
Ruddick Corp.                                           84,000      1,424,640
Smithfield Foods, Inc. (b)                             115,000      2,133,250
Sun International Hotels Ltd. (b)                       60,000      1,486,800
Whole Foods Market, Inc. (b)                             8,800        424,336
                                                                -------------
                                                                   23,914,735
                                                                -------------
FOOD - RETAIL  (0.1%)
Great Atlantic & Pacific Tea Co., Inc. (b)              23,600        441,084
                                                                -------------
FOOD DISTRIBUTORS, SUPERMARKETS & WHOLESALERS  (0.3%)
Green Mountain Coffee (b)                               19,000        402,990
SUPERVALU, Inc.                                         57,100      1,400,663
                                                                -------------
                                                                    1,803,653
                                                                -------------
GAMING / HOTELS  (0.4%)
Global Payment, Inc.                                    81,500      2,424,625
Prime Hospitality Corp. (b)                             36,700        476,733
                                                                -------------
                                                                    2,901,358
                                                                -------------
GOLD MINING  (0.1%)
Meridian Gold, Inc. (b)                                 35,000        561,750
                                                                -------------
HEALTH SERVICES  (0.1%)
Immucor, Inc. (b)                                       24,000        563,280
                                                                -------------
HEALTHCARE  (6.0%)
American Health Corp., Inc. (b)                        115,000      2,047,000
Apria Healthcare Group, Inc. (b)                       162,600      3,642,239
Beverly Enterprises, Inc. (b)                          200,000      1,522,000
Caremark Rx, Inc. (b)                                   60,900      1,004,850
Charles River Laboratories
International, Inc. (b)                                 25,000        876,250
Coventry Health Care, Inc. (b)                          24,000        682,080
Datascope Corp.                                         19,800        547,272
Davita, Inc. (b)                                        80,000      1,904,000
Dentsply International, Inc.                            70,350      2,596,619
Dianon Systems, Inc. (b)                                24,000      1,282,080
Haemonetics Corp. (b)                                   70,600      2,061,520
Henry Schein, Inc. (b)                                  67,900      3,021,550
IDEXX Laboratories, Inc. (b)                            68,700      1,771,773
LifePoint Hospitals, Inc. (b)                           47,500      1,724,725
Medquist, Inc. (b)                                      40,800      1,086,096
Mentor Corp.                                            93,500      3,432,292
Mid Atlantic Medical Services, Inc. (b)                 55,000      1,724,250
Patterson Dental Co. (b)                                70,900      3,568,397
Renal Care Group, Inc. (b)                              33,200      1,034,180
Respironics, Inc. (b)                                   64,000      2,179,200
Serologicals Corp. (b)                                  50,600        925,474
United Surgical Partners
International, Inc. (b)                                 67,500      2,059,425
VISX, Inc. (b)                                         267,200      2,912,480
                                                                -------------
                                                                   43,605,752
                                                                -------------
HOME FURNISHING  (0.1%)
La-Z-Boy, Inc.                                          28,000        706,160
                                                                -------------

=============================================================================
SECURITY DESCRIPTION                                   SHARES       VALUE
=============================================================================
HOMEBUILDERS  (0.5%)
KB Home                                                 34,000  $   1,751,340
MDC Holdings, Inc.                                      33,000      1,716,000
                                                                -------------
                                                                    3,467,340
                                                                -------------
HOSPITAL MANAGEMENT & SERVICES  (0.2%)
Sierra Health Services, Inc. (b)                        51,500      1,151,025
                                                                -------------
HOUSEHOLD FURNISHING & APPLIANCES  (0.2%)
Furniture Brands International, Inc. (b)                58,300      1,763,575
                                                                -------------
HUMAN RESOURCES  (0.2%)
Amn Healthcare Services, Inc. (b)                       40,000      1,400,400
Hewitt Associates, Inc. Class A (b)                      6,000        139,800
                                                                -------------
                                                                    1,540,200
                                                                -------------
INDUSTRIAL / MISCELLANEOUS  (1.0%)
ABM Industries, Inc.                                    46,200        802,032
Actuant Corp. (b)                                       42,500      1,753,125
Agnico-Eagle Mines Ltd.                                125,000      1,821,250
Brady Corp. Class A                                     46,000      1,610,000
Cognex Corp. (b)                                        41,900        840,095
                                                                -------------
                                                                    6,826,502
                                                                -------------
INSTRUMENTS-CONTROLS  (0.2%)
PerkinElmer, Inc.                                      125,799      1,390,079
                                                                -------------
INSURANCE  (4.2%)
American Medical Security Group, Inc. (b)               33,000        790,350
Annuity and Life RE (Holdings) Ltd.                    150,900      2,729,781
Aon Corp.                                               61,400      1,810,072
Arch Capital Group (b)                                  93,100      2,620,765
Brown & Brown, Inc.                                    133,600      4,208,400
Clark/Bardes Holdings, Inc. (b)                         32,500        742,300
Everest Reinsurance Holdings, Inc.                      14,400        805,680
HCC Insurance Holdings, Inc.                           142,600      3,757,510
Hilb, Rogal & Hamilton Co.                              96,800      4,380,200
Horace Mann Educators Corp.                             97,000      1,810,990
IPC Holdings Ltd.                                       50,000      1,527,000
Max Re Capital Ltd.                                    115,000      1,552,500
StanCorp Financial Group, Inc.                          32,100      1,781,550
W. R.  Berkley Corp.                                    29,300      1,611,500
                                                                -------------
                                                                   30,128,598
                                                                -------------
INTERNET APPLICATIONS SOFTWARE  (0.4%)
eResearch Technology, Inc. (b)                          46,000      1,164,720
Network Associates, Inc. (b)                            90,000      1,734,300
                                                                -------------
                                                                    2,899,020
                                                                -------------
INTERNET SERVICES  (0.0%)
Riverstone Networks, Inc. (b)                                1              3
                                                                -------------
INVESTMENT COMPANY  (0.3%)
MCG Capital Corp.                                       75,846      1,267,387
Medallion Financial Corp.                              112,500        594,000
                                                                -------------
                                                                    1,861,387
                                                                -------------
MACHINERY  (0.1%)
Joy Global, Inc. (b)                                    33,800        586,092

                        GARTMORE VARIABLE INSURANCE TRUST
                            GVIT SMALL COMPANY FUND
        STATEMENT OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED) (CONTINUED)


====================================================================
SECURITY DESCRIPTION                         SHARES       VALUE
====================================================================
COMMON STOCKS  (CONTINUED)

UNITED STATES  (CONTINUED)

MACHINERY & CAPITAL GOODS  (2.4%)
Circor International, Inc.                   120,000  $   2,058,000
Cummins Engine, Inc.                          33,500      1,108,850
Dionex Corp. (b)                              56,600      1,516,314
Flowserve Corp. (b)                           40,100      1,194,980
Gardner Denver, Inc. (b)                      80,400      1,608,000
IDEX Corp.                                    52,800      1,768,800
Kaydon Corp.                                  88,800      2,096,568
Manitowoc Co., Inc.                           20,600        731,094
Roper Industries, Inc.                        47,900      1,786,670
Zebra Technologies Corp. (b)                  61,710      2,975,656
                                                      -------------
                                                         16,844,932
                                                      -------------

MACHINERY & EQUIPMENT  (0.1%)
Photon Dynamics, Inc. (b)                     17,000        510,000
                                                      -------------
MATERIALS & COMMODITIES  (0.2%)
Airgas, Inc. (b)                              55,000        951,500
Mueller Industries, Inc. (b)                  25,000        793,750
                                                      -------------
                                                          1,745,250
                                                      -------------
MEDICAL - DRUGS  (0.7%)
Bradley Pharmaceuticals, Inc. (b)             98,000      1,303,400
D & K Healthcare Resources, Inc.              52,000      1,833,520
ICN Pharmaceuticals, Inc.                     47,400      1,147,554
Sangstat Medical Corp. (b)                    31,000        712,380
                                                      -------------
                                                          4,996,854
                                                      -------------
MEDICAL - EQUIPMENT & SUPPLIES  (0.5%)
Advanced Neuromodulation Systems (b)          17,000        518,500
STERIS Corp. (b)                              85,000      1,624,350
Wright Medical Group, Inc. (b)                80,000      1,612,800
                                                      -------------
                                                          3,755,650
                                                      -------------
MEDICAL - INFORMATION SYSTEMS  (0.7%)
Computer Programs & Systems, Inc. (b)         57,000      1,227,210
NDC Health Corp.                             115,200      3,214,080
VitalWorks, Inc. (b)                          63,000        516,600
                                                      -------------
                                                          4,957,890
                                                      -------------
MEDICAL - INSTRUMENTS  (0.7%)
Conmed Corp. (b)                              61,500      1,373,295
Impath, Inc. (b)                              94,500      1,696,275
Urologix, Inc. (b)                           144,500      1,848,155
                                                      -------------
                                                          4,917,725
                                                      -------------
MEDICAL - PRODUCTS  (1.0%)
Affymetrix, Inc. (b)                          84,200      2,019,958
Gene Logic, Inc. (b)                         182,000      2,548,000
ICU Medical, Inc. (b)                         17,000        525,300
Owens & Minor, Inc.                           86,700      1,713,192
                                                      -------------
                                                          6,806,450
                                                      -------------
MEDICAL - PROVIDERS  (0.5%)
Amsurg Corp. (b)                              48,800      1,281,488
Community Health Systems, Inc. (b)            51,400      1,377,520
Kindred Healthcare, Inc. (b)                  18,000        803,340
                                                      -------------
                                                          3,462,348
                                                      -------------

====================================================================
SECURITY DESCRIPTION                         SHARES       VALUE
====================================================================
COMMON STOCKS  (CONTINUED)

UNITED STATES  (CONTINUED)

METALS  (0.4%)
Freeport-McMoRan Copper &
Gold, Inc. Class B (b)                        80,700  $   1,440,495
SPS Technologies, Inc. (b)                    42,500      1,622,225
                                                      -------------
                                                          3,062,720
                                                      -------------
MULTI-MEDIA  (0.5%)
Cumulus Media, Inc. (b)                       59,000        813,020
Sinclair Broadcast Group, Inc. Class A (b)   179,000      2,584,581
                                                      -------------
                                                          3,397,601
                                                      -------------
OFFICE EQUIPMENT & SUPPLIES  (0.7%)
United Stationers, Inc. (b)                   69,900      2,124,960
Wallace Computer Services, Inc.              138,700      2,982,050
                                                      -------------
                                                          5,107,010
                                                      -------------
OIL & GAS  (5.2%)
Apache Corp.                                  16,390        942,097
Cabot Oil & Gas Corp. Class A                107,500      2,456,375
Cal Dive International, Inc. (b)              38,800        853,600
FMC Technologies, Inc. (b)                    94,500      1,961,820
Global Industries Ltd. (b)                    62,000        433,380
Helmerich & Payne, Inc.                       15,300        546,516
Key Energy Services, Inc. (b)                188,500      1,979,250
Meridian Resource Corp. (b)                  260,000        967,200
National-Oilwell, Inc. (b)                    92,052      1,937,695
New Jersey Resources Corp.                    38,250      1,141,763
Newfield Exploration Co. (b)                 125,200      4,653,683
Oceaneering International, Inc. (b)           80,100      2,162,700
Offshore Logistics, Inc. (b)                  43,500      1,039,215
Patterson-UTI Energy, Inc. (b)                52,600      1,484,898
Pride Intl, Inc. (b)                         183,700      2,876,742
Questar Corp.                                 59,500      1,469,650
Rowan Cos., Inc.                              39,000        836,550
Smith International, Inc. (b)                 17,000      1,159,230
Swift Energy Co. (b)                          46,400        732,656
Ultra Petroleum Corp. (b)                    165,000      1,252,350
Unit Corp. (b)                               150,000      2,602,500
Varco International, Inc. (b)                 31,100        545,494
Xto Energy, Inc.                             182,700      3,763,620
                                                      -------------
                                                         37,798,984
                                                      -------------
OIL & GAS EXPLORATION SERVICES  (0.1%)
Western Gas Resources, Inc.                   10,600        396,440
                                                      -------------
OIL COMP - EXPLORATION & PRODUCTION  (0.2%)
Petroquest Energy, Inc. (b)                  270,000      1,503,900
                                                      -------------
PAINT, VARNISHES, ENAMELS  (0.3%)
RPM, Inc.                                     68,400      1,043,100
Valspar Corp.                                 22,600      1,020,164
                                                      -------------
                                                          2,063,264
                                                      -------------
PAPER PRODUCTS  (0.5%)
Bowater, Inc.                                 22,000      1,196,140
Pope & Talbot, Inc.                          130,000      2,434,900
                                                      -------------
                                                          3,631,040
                                                      -------------

                        GARTMORE VARIABLE INSURANCE TRUST
                            GVIT SMALL COMPANY FUND
        STATEMENT OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED) (CONTINUED)

=========================================================================
SECURITY DESCRIPTION                               SHARES       VALUE
=========================================================================
COMMON STOCKS  (CONTINUED)

UNITED STATES  (CONTINUED)

PHARMACEUTICALS  (0.7%)
Duane Reade, Inc. (b)                               53,500  $   1,821,675
SICOR, Inc. (b)                                    127,500      2,363,850
Transkaryotic Therapy, Inc. (b)                     12,000        432,600
                                                             ------------
                                                                4,618,125
                                                             ------------
PHYSICAL THERAPY - REHABILITATION CENTERS  (0.0%)
U.S. Physical Therapy, Inc. (b)                     16,000        324,960
                                                             ------------
POLLUTION CONTROL  (0.1%)
Ionics, Inc. (b)                                    26,900        652,325
                                                             ------------
PRINTING & PUBLISHING  (1.0%)
Lee Enterprises, Inc.                               35,900      1,256,500
Proquest Co. (b)                                    26,000        923,000
R.R. Donnelley & Sons Co.                           43,400      1,195,670
Valassis Communications, Inc. (b)                  104,700      3,821,550
                                                             ------------
                                                                7,196,720
                                                             ------------
RADIO  (0.0%)
Talk America Holdings, Inc. (b)                     65,000        268,450
                                                             ------------

REAL ESTATE INVESTMENT TRUST  (1.5%)
Anthracite Capital, Inc.                           107,919      1,429,927
CBL & Associates Properties, Inc.                   36,800      1,490,400
Developers Diversified Realty Corp.                 58,100      1,307,250
FBR Asset Investment Corp.                          56,600      1,887,610
Jones Lang LaSalle, Inc. (b)                        43,500      1,074,450
Liberty Property Trust                              34,900      1,221,500
Mack-Cali Realty Corp.                              57,600      2,024,640
                                                             ------------
                                                               10,435,777
                                                             ------------
RECREATIONAL VEHICLES  (0.1%)
Winnebago Industries, Inc.                          16,000        704,000
                                                             ------------
RESTAURANTS  (0.9%)
Brinker International, Inc. (b)                     35,050      1,112,838
CEC Entertainment, Inc. (b)                         70,200      2,899,260
IHOP Corp. (b)                                      39,600      1,166,220
Ruby Tuesday, Inc.                                  50,000        970,000
                                                             ------------
                                                                6,148,318
                                                             ------------
RETAIL  (3.7%)
AnnTaylor Stores Corp. (b)                          21,900        556,041
Big Lots, Inc.                                      61,900      1,218,192
Christopher & Banks Corp. (b)                       35,000      1,480,500
Claire's Stores, Inc.                              158,200      3,622,780
CSK Auto Corp. (b)                                  56,000        780,640
Dress Barn, Inc. (b)                                55,200        853,944
Hot Topic, Inc. (b)                                 61,000      1,629,310
J. Jill Group, Inc. (b)                             15,000        569,250
Linen 'n Things, Inc. (b)                           92,700      3,041,487
Men's Wearhouse, Inc. (b)                           51,400      1,310,700
Micheal Stores, Inc. (b)                            36,600      1,427,400
Movie Gallery (b)                                   37,000        781,440
Panera Bread Co. (b)                                44,000      1,529,000
Payless ShoeSource, Inc. (b)                        38,400      2,213,760
Pier 1 Imports, Inc.                                28,100        590,100
Quiksilver, Inc. (b)                                50,600      1,254,880
ShopKo Stores, Inc. (b)                             24,000        484,800
Tuesday Morning Corp. (b)                           29,000        538,240
Ultimate Electronics, Inc. (b)                      35,000        906,850

=========================================================================
SECURITY DESCRIPTION                               SHARES       VALUE
=========================================================================
COMMON STOCKS  (CONTINUED)

UNITED STATES  (CONTINUED)

RETAIL  (3.7%) (CONTINUED)

Urban Outfitters (b)                                49,000  $   1,701,280
                                                             ------------
                                                               26,490,594
                                                             ------------
RETAIL-BOOKSTORE  (0.1%)
Barnes & Noble, Inc. (b)                            16,200        428,166
                                                             ------------
SCHOOLS  (0.2%)
Career Education Corp. (b)                          34,000      1,530,000
                                                             ------------
SEMICONDUCTOR EQUIPMENT  (0.5%)
Entegris, Inc. (b)                                  91,000      1,328,600
Fairchild Semiconductor International
Corp. Class A (b)                                   37,300        906,390
Mykrolis Corp. (b)                                  75,000        885,750
Novellus Systems (b)                                22,100        751,400
                                                             ------------
                                                                3,872,140
                                                             ------------
SEMICONDUCTORS  (0.5%)
Cypress Semiconductor Corp. (b)                     57,100        866,778
Integrated Circuit Systems (b)                      98,500      1,988,715
Osi Systems, Inc. (b)                               39,000        773,370
                                                             ------------
                                                                3,628,863
                                                             ------------
SOFTWARE & COMPUTER SERVICES  (0.1%)
Practiceworks, Inc. (b)                             36,000        664,200
                                                             ------------
STEEL  (0.8%)
Carpenter Technology Corp.                          41,500      1,195,615
Reliance Steel & Aluminum Co.                       60,000      1,830,000
Shaw Group, Inc. (b)                                50,000      1,535,000
Steel Dynamics (b)                                  52,000        856,440
                                                             ------------
                                                                5,417,055
                                                             ------------
SUPERCONDUCTOR PRODUCTS & SYSTEMS  (0.4%)
Intermagnetics General Corp. (b)                   130,100      2,628,020
                                                             ------------
TECHNOLOGY  (1.0%)
Black Box Corp. (b)                                 38,800      1,580,324
CACI International, Inc. Class A (b)                53,700      2,050,803
Electronics For Imaging, Inc. (b)                  116,900      1,859,879
Intergraph Corp. (b)                                58,900      1,027,228
Kemet Corp. (b)                                     33,000        589,380
                                                             ------------
                                                                7,107,614
                                                             ------------
TELECOMMUNICATION EQUIPMENT  (1.2%)
Advanced Fibre Communications, Inc. (b)            194,100      3,210,414
Harris Corp.                                        38,700      1,402,488
Tekelec (b)                                        152,900      1,227,787
Tollgrade Communications, Inc. (b)                  61,500        902,205
UTStarcom, Inc. (b)                                 44,000        887,480
West Corp. (b)                                      35,200        776,512
                                                             ------------
                                                                8,406,886
                                                             ------------
TELECOMMUNICATIONS  (0.1%)
PTEK Holdings, Inc. (b)                             98,000        566,440
                                                             ------------
TEXTILE MANUFACTURING  (0.1%)
Mohawk Industries Co. (b)                           14,030        863,266
                                                             ------------
TIRE & RUBBER  (0.5%)
Cooper Tire & Rubber Co.                           164,500      3,380,475
                                                             ------------

                        GARTMORE VARIABLE INSURANCE TRUST
                            GVIT SMALL COMPANY FUND
        STATEMENT OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED) (CONTINUED)


=====================================================================
SECURITY DESCRIPTION                         SHARES         VALUE
=====================================================================
COMMON STOCKS  (CONTINUED)

UNITED STATES  (CONTINUED)

TOYS  (0.2%)
Hasbro, Inc.                                    79,700   $  1,080,732
                                                         ------------
TRANSPORTATION  (2.2%)
Forward Air Corp. (b)                           60,000      1,966,800
Frontline Ltd.                                 165,000      1,574,100
Genesee & Wyoming , Class A (b)                 43,200        974,592
Heartland Express, Inc. (b)                     85,000      2,034,050
J.B. Hunt Transport Services, Inc. (b)          43,000      1,269,360
Kansas City Southern Industries, Inc. (b)      128,600      2,186,200
Knight Transportation, Inc. (b)                 30,000        695,700
SkyWest, Inc.                                   49,200      1,150,788
Tidewater, Inc.                                 38,200      1,257,544
Wabtec Corp.                                    79,900      1,138,575
Yellow Corp. (b)                                46,200      1,496,880
                                                         ------------
                                                           15,744,589
                                                         ------------
UTILITIES  (1.1%)
American States Water Co.                       20,850        552,525
Arch Coal, Inc.                                 80,000      1,816,800
NSTAR                                           29,700      1,329,966
Power-One, Inc. (b)                            150,000        933,000
UniSource Energy Corp.                          73,500      1,367,100
Wisconsin Energy Corp.                          70,600      1,784,062
                                                         ------------
                                                            7,783,453
                                                         ------------
                                                          580,905,892
                                                         ------------
TOTAL COMMON STOCKS                                       673,916,455
                                                         ------------

=====================================================================
SECURITY DESCRIPTION                        PRINCIPAL       VALUE
=====================================================================

COMMERCIAL PAPER  (0.4%)
Johnson Controls, Inc.,
2.07%, 07/01/02                            $ 3,142,000      3,141,819
                                                         ------------
TOTAL COMMERCIAL PAPER                                      3,141,819
                                                         ------------

U.S. GOVERNMENT OBLIGATIONS  (0.6%)
U.S. TREASURY BILLS  (0.6%)
1.62%-1.65%, 07/05/02                        1,870,000      1,869,567
1.65%, 07/11/02                              2,203,000      2,201,889
                                                         ------------
                                                            4,071,456
                                                         ------------
TOTAL U.S. GOVERNMENT OBLIGATIONS                           4,071,456
                                                         ------------
=====================================================================
SECURITY DESCRIPTION                        PRINCIPAL       VALUE
=====================================================================

REPURCHASE AGREEMENT  (4.6%)
Fifth Third Bank, 1.86%, dated
06/28/02, due 07/01/02,
repurchase price $32,271,970
(Fully collateralized by Freddie
Mac STRIPS, FNMB Securities, &
Fannie Mae Securities)                     $32,266,969   $ 32,266,969
                                                         ------------

TOTAL REPURCHASE AGREEMENT                                 32,266,969
                                                         ------------
TOTAL INVESTMENTS
(COST $671,072,704) (a) - 100.6%                          713,396,699
LIABILITIES IN EXCESS
OF OTHER ASSETS - (0.6)%                                   (4,320,597)
                                                         ------------
NET ASSETS - 100.0%                                      $709,076,102
                                                         ============

--------------------------------------------------------------------------------
(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows:

         Unrealized appreciation         $     104,288,523
         Unrealized depreciation               (61,964,528)
                                         ------------------
         Net unrealized appreciation     $      42,323,995

     Aggregate  cost  for federal income tax purposes is substantially the same.

(b)  Denotes a non-income producing security

ADR      American  Depositary  Receipt

FNMB     Federal  National  Mortgage  Bank

STRIPS   Separate  Trading  of  Registered  Interest  and Principal Securities

AT  JUNE  30,  2002,  THE FUND'S OPEN FORWARD FOREIGN CURRENCY CONTRACTS WERE AS
FOLLOWS:

                                                  UNREALIZED
                 DELIVERY  CONTRACT    MARKET    APPRECIATION/
CURRENCY           DATE      VALUE     VALUE    (DEPRECIATION)
---------------  --------  ---------  --------  ---------------

Short Contract:
Euro              7/01/02  $ 207,439  $208,868  $       (1,429)


See  notes  to  financial  statements.

                        GARTMORE VARIABLE INSURANCE TRUST
                        GARTMORE GVIT MONEY MARKET FUND
              STATEMENT OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED)


============================================================================
SECURITY DESCRIPTION                             PRINCIPAL        VALUE
============================================================================
COMMERCIAL PAPER  (88.6%)

ASSET BACKED SECURITIES  (13.3%)

Delaware Funding Corp. (c)  (3.6%)
1.80%, 07/01/02                                  $12,536,000  $  12,536,000
1.79%, 07/02/02                                   40,000,000     39,998,011
1.79%, 07/08/02                                   21,597,000     21,589,483
1.80%, 07/17/02                                   10,000,000      9,992,000
1.80%, 07/22/02                                   12,000,000     11,987,400
                                                              -------------
                                                                 96,102,894
                                                              -------------
Falcon Asset Securitization Corp. (c)  (3.3%)
1.80%, 07/11/02                                   10,000,000      9,995,000
1.79%, 07/15/02                                   25,000,000     24,982,597
1.79%, 07/19/02                                   40,000,000     39,964,200
1.80%, 08/02/02                                   15,000,000     14,976,000
                                                              -------------
                                                                 89,917,797
                                                              -------------
Preferred Receivables Funding Corp. (c)  (0.4%)
1.80%, 08/06/02                                   10,000,000      9,982,000
                                                              -------------
Sigma Financial, Inc. (c)  (0.4%)
2.00%, 07/01/02                                   10,000,000     10,000,000
                                                              -------------
Trident Capital Finance (c)  (2.2%)
1.79%, 07/09/02                                   20,200,000     20,191,965
1.80%, 07/10/02                                   15,000,000     14,993,250
1.80%, 07/11/02                                   25,000,000     24,987,500
                                                              -------------
                                                                 60,172,715
                                                              -------------
Variable Funding Capital Corp. (c)  (3.4%)
1.79%, 07/16/02                                   40,000,000     39,970,334
1.79%, 08/05/02                                   20,000,000     19,965,194
1.79%, 08/06/02                                   32,856,000     32,797,188
                                                              -------------
                                                                 92,732,716
                                                              -------------
                                                                358,908,122
                                                              -------------
AUTO / FINANCE  (3.7%)
American Honda Finance Corp.  (2.6%)
1.77%, 07/18/02                                   15,500,000     15,487,071
1.76%, 07/22/02                                   18,600,000     18,580,904
1.76%, 07/23/02                                   35,000,000     34,962,355
                                                              -------------
                                                                 69,030,330
                                                              -------------
Toyota Motor Credit Corp. (c)  (1.1%)
1.76%, 08/08/02                                   30,000,000     29,944,267
                                                              -------------
                                                                 98,974,597
                                                              -------------
BANKS  (13.0%)
Citicorp  (3.6%)
1.80%, 07/01/02                                   30,000,000     30,000,000
1.79%, 07/02/02                                   10,000,000      9,999,503
1.78%, 07/12/02                                   55,000,000     54,970,146
                                                              -------------
                                                                 94,969,649
                                                              -------------
National City Credit Corp.  (3.1%)
1.86%, 07/08/02                                   10,000,000      9,996,383
1.87%, 07/11/02                                   15,000,000     14,992,208
1.85%, 07/17/02                                   25,000,000     24,979,445
1.80%, 08/08/02                                   15,000,000     14,971,500
2.00%, 10/21/02                                   20,000,000     19,875,556
                                                              -------------
                                                                 84,815,092
                                                              -------------
Societe General N Americana  (1.3%)
1.86%, 07/03/02                                   35,000,000     34,996,393
                                                              -------------

============================================================================
SECURITY DESCRIPTION                             PRINCIPAL        VALUE
============================================================================

COMMERCIAL PAPER  (88.6%)

BANKS (CONTINUED)
State Street Corp.  (0.2%)
1.75%, 07/17/02                                  $ 5,965,000  $   5,960,361
                                                              -------------
Toronto-Dominion Holdings  (2.2%)
1.78%, 08/05/02                                   35,000,000     34,939,431
1.83%, 09/25/02                                   25,000,000     24,890,708
                                                              -------------
                                                                 59,830,139
                                                              -------------
Westdeutsche Landesbank Giro (c)  (2.6%)
1.82%, 07/17/02                                   25,000,000     24,979,778
1.82%, 07/19/02                                   21,000,000     20,980,890
2.11%, 12/16/02                                   25,000,000     24,753,833
                                                              -------------
                                                                 70,714,501
                                                              -------------
                                                                351,286,135
                                                              -------------
BROKER / DEALERS  (9.3%)
Marsh & McLennan Co. (c)  (2.5%)
1.77%, 08/15/02                                   20,934,000     20,887,684
1.83%, 10/01/02                                   25,000,000     24,883,082
1.80%, 10/15/02                                   11,735,000     11,672,805
1.80%, 10/24/02                                   10,000,000      9,942,500
                                                              -------------
                                                                 67,386,071
                                                              -------------
Morgan Stanley Dean Witter & Co.  (3.3%)
1.87%, 07/02/02                                   30,000,000     29,998,442
1.79%, 07/09/02                                   35,000,000     34,986,078
1.81%, 07/22/02                                   25,282,000     25,255,306
                                                              -------------
                                                                 90,239,826
                                                              -------------
Salomon Smith Barney Holdings, Inc.  (3.5%)
1.77%, 07/10/02                                   10,000,000      9,995,575
1.79%, 07/15/02                                   40,000,000     39,972,233
1.79%, 08/01/02                                   45,000,000     44,930,638
                                                              -------------
                                                                 94,898,446
                                                              -------------
                                                                252,524,343
                                                              -------------
CONSUMER SALES FINANCE  (7.9%)
American General Finance Corp.  (3.0%)
1.84%, 07/12/02                                   23,000,000     22,987,069
1.80%, 08/01/02                                   10,000,000      9,984,500
1.79%, 08/07/02                                   20,000,000     19,963,206
1.78%, 08/12/02                                   10,000,000      9,979,233
1.86%, 08/16/02                                   10,000,000      9,976,233
2.10%, 01/03/03                                   10,000,000      9,891,500
                                                              -------------
                                                                 82,781,741
                                                              -------------
Harley-Davidson Funding Corp. (c)  (2.1%)
1.78%, 07/11/02                                    7,000,000      6,996,539
1.77%, 07/18/02                                   10,000,000      9,991,642
1.78%, 07/26/02                                   18,250,000     18,227,440
1.80%, 08/05/02                                    9,580,000      9,563,235
1.77%, 08/06/02                                      700,000        698,761
1.77%, 08/08/02                                    4,000,000      3,992,527
1.77%, 08/16/02                                    8,000,000      7,981,907
                                                              -------------
                                                                 57,452,051
                                                              -------------
Wells Fargo Financial, Inc.  (2.8%)
1.90%, 07/08/02                                   10,000,000      9,996,306
1.78%, 08/08/02                                   25,000,000     24,953,028
2.04%, 12/27/02                                   20,000,000     19,797,133
2.05%, 12/30/02                                   20,000,000     19,792,722
                                                              -------------
                                                                 74,539,189
                                                              -------------
                                                                214,772,981
                                                              -------------

                        GARTMORE VARIABLE INSURANCE TRUST
                        GARTMORE GVIT MONEY MARKET FUND
        STATEMENT OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED) (CONTINUED)


===================================================================================
SECURITY DESCRIPTION                                     PRINCIPAL        VALUE
===================================================================================
COMMERCIAL PAPER  (CONTINUED)

COSMETIC/TOILETRIES  (2.2%)
Gillette Co. (c)  (2.2%)
1.88%, 07/08/02                                         $23,705,000  $   23,696,335
1.83%, 12/11/02                                          35,000,000      34,709,995
                                                                     --------------
                                                                         58,406,330
                                                                     --------------
DIVERSIFIED FINANCE  (5.9%)
ABN Amro NA Finance, Inc.  (3.1%)
1.86%, 07/08/02                                          65,000,000      64,976,589
1.80%, 07/12/02                                          20,300,000      20,288,835
                                                                     --------------
                                                                         85,265,424
                                                                     --------------
General Electric Capital Corp.  (2.4%)
1.85%, 07/11/02                                          20,000,000      19,989,722
2.02%, 10/21/02                                          10,000,000       9,937,156
2.04%, 12/02/02                                          10,000,000       9,912,733
1.86%, 12/11/02                                          15,000,000      14,873,675
2.04%, 12/30/02                                          10,000,000       9,896,867
                                                                     --------------
                                                                         64,610,153
                                                                     --------------
General Electric Financial Assurance Corp. (c)  (0.4%)
1.80%, 09/17/02                                          10,000,000       9,961,000
                                                                     --------------
                                                                        159,836,577
                                                                     --------------
FINANCIAL SERVICES  (9.6%)
Giro Funding Corp. (c)  (3.6%)
1.81%, 07/25/02                                          53,818,000      53,753,172
1.80%, 08/12/02                                          10,000,000       9,979,000
1.80%, 08/26/02                                          35,000,000      34,902,000
                                                                     --------------
                                                                         98,634,172
                                                                     --------------
Golden Funding Corp.  (0.7%)
1.82%, 08/22/02                                          20,000,000      19,947,422
                                                                     --------------
New Center Asset Trust  (3.8%)
1.78%, 07/10/02                                          30,000,000      29,986,650
1.85%, 07/15/02                                          20,000,000      19,985,611
1.79%, 07/23/02                                          10,000,000       9,989,061
1.82%, 08/14/02                                          40,000,000      39,911,023
                                                                     --------------
                                                                         99,872,345
                                                                     --------------
Old Line Funding Corp. (c)  (1.5%)
1.79%, 07/22/02                                          40,000,000      39,958,233
                                                                     --------------
                                                                        258,412,172
                                                                     --------------
INSURANCE  (3.9%)
AIG Funding, Inc.  (0.4%)
1.86%, 07/09/02                                          10,000,000       9,995,867
                                                                     --------------
ING America Insurance Holdings  (3.5%)
1.86%, 07/10/02                                          20,000,000      19,990,700
1.81%, 07/22/02                                          25,000,000      24,973,604
1.80%, 09/12/02                                          36,957,000      36,822,107
1.80%, 09/17/02                                          15,000,000      14,941,500
                                                                     --------------
                                                                         96,727,911
                                                                     --------------
                                                                        106,723,778
                                                                     --------------
MORTGAGE BANKS  (8.1%)
Halifax Corp.  (0.1%)
1.80%, 08/29/02                                           2,600,000       2,592,330
                                                                     --------------
Northern Rock PLC  (4.0%)
1.79%, 07/23/02                                          25,000,000      24,972,653
1.82%, 07/29/02                                          10,000,000       9,985,844
1.80%, 08/01/02                                          23,000,000      22,964,402
1.83%, 08/12/02                                          29,000,000      28,938,085
1.80%, 08/27/02                                         $ 8,754,000  $    8,729,051
1.81%, 08/29/02                                          13,000,000      12,961,650
                                                                     --------------
                                                                        108,551,685
                                                                     --------------
===================================================================================
SECURITY DESCRIPTION                                     PRINCIPAL        VALUE
===================================================================================
COMMERCIAL PAPER  (CONTINUED)

MORTGAGE BANKS  (CONTINUED)

Yorkshire Building Society  (4.0%)
1.81%, 07/02/02                                           5,000,000       4,999,749
1.91%, 07/03/02                                          20,100,000      20,097,867
1.87%, 07/11/02                                          45,000,000      44,976,708
1.78%, 08/19/02                                          18,000,000      17,956,390
1.80%, 09/06/02                                          10,000,000       9,966,500
1.79%, 09/24/02                                          10,000,000       9,957,736
                                                                     --------------
                                                                        107,954,950
                                                                     --------------
                                                                        219,098,965
                                                                     --------------
OIL & GAS  (6.1%)
Chevron U.K. Investment PLC (c)  (3.5%)
1.91%, 07/09/02                                          20,000,000      19,991,510
1.87%, 07/10/02                                          15,000,000      14,992,988
1.80%, 08/06/02                                          20,000,000      19,964,000
1.85%, 08/13/02                                          10,000,000       9,977,903
1.80%, 08/15/02                                          10,000,000       9,977,500
1.81%, 08/19/02                                          10,000,000       9,975,364
1.92%, 10/15/02                                          10,000,000       9,943,467
                                                                     --------------
                                                                         94,822,732
                                                                     --------------
Koch Industries, Inc. (c)  (2.6%)
1.98%, 07/01/02                                          71,242,000      71,242,000
                                                                     --------------
                                                                        166,064,732
                                                                     --------------
PRINTING & PUBLISHING  (3.1%)
E.W. Scripps Co. (c)  (1.5%)
1.81%, 08/07/02                                          15,037,000      15,009,027
1.79%, 08/21/02                                          26,500,000      26,432,800
                                                                     --------------
                                                                         41,441,827
                                                                     --------------
McGraw-Hill Companies, Inc.  (1.6%)
1.88%, 07/03/02                                          24,600,000      24,597,431
1.78%, 07/25/02                                          18,000,000      17,978,640
                                                                     --------------
                                                                         42,576,071
                                                                     --------------
                                                                         84,017,898
                                                                     --------------
TOBACCO  (2.5%)
Philip Morris Co., Inc.  (2.5%)
1.95%, 07/01/02                                          43,381,000      43,381,001
1.80%, 08/05/02                                           3,469,000       3,462,929
1.88%, 08/12/02                                          20,000,000      19,956,133
                                                                     --------------
                                                                         66,800,063
                                                                     --------------
TOTAL COMMERCIAL PAPER                                                2,395,826,693
                                                                     --------------

                        GARTMORE VARIABLE INSURANCE TRUST
                        GARTMORE GVIT MONEY MARKET FUND
        STATEMENT OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED) (CONTINUED)


===========================================================================
SECURITY DESCRIPTION                             PRINCIPAL        VALUE
===========================================================================
U.S. GOVERNMENT SPONSORED
AND AGENCY OBLIGATIONS  (9.6%)

Federal Home Loan Bank  (2.4%)
2.13%, 01/29/03                                 $ 4,000,000  $    3,949,827
2.14%, 01/30/03                                  18,371,000      18,138,936
2.23%, 04/07/03                                  12,803,000      12,580,939
2.35%, 04/24/03                                  20,000,000      19,612,250
2.63%, 05/28/03                                  10,000,000      10,000,000
                                                             ---------------
                                                                 64,281,952
                                                             ---------------
Federal Home Loan Mortgage Corporation  (3.7%)
1.85%, 07/03/02                                  25,000,000      24,997,431
2.07%, 07/18/02                                   8,000,000       7,992,180
1.81%, 09/11/02                                  10,000,000       9,963,800
2.00%, 11/07/02                                   7,000,000       6,949,833
2.02%, 12/20/02                                   9,000,000       8,913,140
2.14%, 01/30/03                                  30,000,000      29,621,037
2.36%, 04/24/03                                  12,000,000      11,766,855
                                                             ---------------
                                                                100,204,276
                                                             ---------------
Federal National Mortgage Association  (3.5%)
1.85%, 07/03/02                                  10,000,000       9,998,972
2.00%, 07/15/02                                  10,000,000       9,992,222
2.27%, 02/07/03                                  10,000,000       9,860,954
2.10%, 05/30/03                                  65,500,000      64,255,228
                                                             ---------------
                                                                 94,107,376
                                                             ---------------
TOTAL U.S. GOVERNMENT
SPONSORED AND AGENCY OBLIGATIONS                                258,593,604
                                                             ---------------
YANKEE CERTIFICATES OF DEPOSIT  (0.7%)
BANKING--FOREIGN  (0.7%)
Westdeutsche Landesbank Giro (c)  (0.7%)
2.09%, 03/10/03                                  10,000,000      10,000,000
2.56%, 05/16/03                                  10,000,000      10,000,000
                                                             ---------------
                                                                 20,000,000
                                                             ---------------
TOTAL YANKEE CERTIFICATES OF DEPOSIT                             20,000,000
                                                             ---------------

===========================================================================
SECURITY DESCRIPTION                             PRINCIPAL        VALUE
===========================================================================
CORPORATE BONDS  (0.7%)
FINANCIAL SERVICES  (0.7%)
General Electric Capital Corp.  (0.7%)
1.87%, 07/09/03 (b)                             $20,000,000  $   20,000,000
                                                             ---------------
TOTAL CORPORATE BONDS                                            20,000,000
                                                             ---------------
CANADIAN GOVERNMENT OBLIGATIONS  (0.6%)
British Columbia (Province)  (0.6%)
1.93%, 11/25/02                                  15,157,000      15,037,550
                                                             ---------------
TOTAL CANADIAN GOVERNMENT
OBLIGATIONS                                                      15,037,550
                                                             ---------------

TOTAL INVESTMENTS
(COST $2,709,457,847) (a) - 100.2%                            2,709,457,847
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%                   (4,266,271)
                                                             ---------------
NET ASSETS - 100.0%                                          $2,705,191,576
                                                             ===============

--------------------------------------------------------------------------------
(a)  Cost for federal income tax and financial reporting purposes are the same.

(b) Variable rate security. The rate reflected in the Statement of Investments is the rate in effect on June 30, 2002. The maturity date represents the next reset date for the security.

(c) Restricted securities issued pursuant to Section 4(2) of the Securities Act of 1933. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

See notes to financial statements.

                        GARTMORE VARIABLE INSURANCE TRUST
                       GARTMORE GVIT MONEY MARKET FUND II
               STATEMENT OF INVESTMENTS JUNE 30, 2002 (UNAUDITED)

--------------------------------------------------------------------------
SECURITY DESCRIPTION                              PRINCIPAL      VALUE
--------------------------------------------------------------------------
COMMERCIAL PAPER (71.2%)
AUTO / FINANCE (3.9%)
Toyota Motor Credit Corp. (3.9%)
f1.70%, 07/01/02                                  $2,500,000  $ 2,500,000
                                                              ------------
BANKS (7.6%)
National Australia Funding (DE) (3.8%)
1.92%, 07/01/02                                    2,500,000    2,500,000
                                                              ------------
UBS Finance (DE) LLC (3.8%)
2.00%, 07/01/02                                    2,500,000    2,500,000
                                                              ------------
                                                                5,000,000
                                                              ------------
BROKER / DEALERS (5.3%)
Morgan Stanley Dean Witter & Co. (1.5%)
1.87%, 07/02/02                                    1,000,000      999,948
                                                              ------------
Salomon Smith Barney Holdings, Inc. (3.8%)
1.92%, 07/01/02                                    2,500,000    2,500,000
                                                              ------------

                                                                3,499,948
                                                              ------------
CONSUMER SALES FINANCE (10.7%)

American Express Credit Corp. (3.1%)

1.68%, 07/02/02                                    2,000,000    1,999,907
                                                              ------------
American General Finance Corp. (3.8%)
1.88%, 07/01/02                                    2,500,000    2,499,999
                                                              ------------
Wells Fargo Financial, Inc. (3.8%)
1.87%, 07/01/02                                    2,500,000    2,500,000
                                                              ------------
                                                                6,999,906
                                                              ------------

DIVERSIFIED FINANCE (3.9%)

General Electric Capital Corp. (3.9%)

1.87%, 07/01/02                                    2,500,000    2,500,000
                                                              ------------
ELECTRIC - INTEGRATED (3.9%)
Duke Energy Corp. (3.9%)
1.95%, 07/01/02                                    2,500,000    2,500,000
                                                              ------------
FOOD & BEVERAGE (3.9%)

McDonald's Corp. (b) (3.9%)

1.98%, 07/01/02                                    2,500,000    2,500,000
                                                              ------------

HEAVY EQUIPMENT FINANCE (3.9%)
Cargill, Inc. (b) (3.9%)
1.95%, 07/01/02                                    2,500,000    2,500,000
                                                              ------------
HOSPITAL SUPPLIES (3.9%)
Becton, Dickinson & Co. (3.9%)
1.97%, 07/01/02                                    2,538,000    2,538,000
                                                              ------------
OIL & GAS (3.9%)
Koch Industries, Inc. (b) (3.9%)
1.98%, 07/01/02                                    2,500,000    2,500,000
                                                              ------------

PACKAGING / CONTAINERS (3.1%)

Bemis Co., Inc. (b) (3.1%)                         2,000,000    2,000,000
                                                              ------------
2.00%, 07/01/02

PERSONAL CARE PRODUCTS (3.9%)
Gillette Co. (b) (3.9%)
1.93%, 07/01/02                                    2,500,000    2,500,000
                                                              ------------
PHARMACEUTICALS (3.9%)

Schering Corp. (3.9%)
1.95%, 07/01/02                                    2,500,000    2,500,000
                                                              ------------


--------------------------------------------------------------------------
SECURITY DESCRIPTION                              PRINCIPAL      VALUE
--------------------------------------------------------------------------
COMMERCIAL PAPER (CONTINUED)
TELECOMMUNICATIONS (5.5%)
BellSouth Corp. (b) (1.7%)
1.80%, 07/02/02                                   $1,150,000  $ 1,149,943
                                                              ------------
SBC International, Inc. (b) (3.8%)
1.98%, 07/01/02                                    2,500,000    2,500,000
                                                              ------------
                                                                3,649,943
                                                              ------------
TOBACCO (3.9%)
Philip Morris Co., Inc. (3.9%)
1.97%, 07/01/02                                    2,500,000    2,500,000
                                                              ------------
TOTAL COMMERCIAL PAPER                                         46,187,797
                                                              ------------

ASSET BACKED SECURITIES (17.4%)

FINANCE CO./STRUCTURED INVESTMENT VEHICLE (3.8%)
Sigma Financial, Inc. (b) (3.8%)
1.99%, 07/01/02                                    2,500,000    2,500,000
                                                              ------------

RETAIL AUTO LOANS & LEASES (3.9%)

New Center Asset Trust (3.9%)
2.00%, 07/01/02                                    2,500,000    2,500,000
                                                              ------------

SPECIALTY FINANCE (3.9%)
Trident Capital Finance (b) (3.9%)
2.00%, 07/01/02                                    2,500,000    2,500,000
                                                              ------------
TERM & TRADE RECEIVABLES (5.8%)
Falcon Asset Securitization Corp. (b) (3.8%)

1.97%, 07/01/02                                    2,500,000    2,500,000
                                                              ------------

Variable Funding Capital Corp. (b) (2.0%)
2.00%, 07/01/02                                    1,300,000    1,300,000
                                                              ------------
                                                                3,800,000
                                                              ------------
TOTAL ASSET BACKED SECURITIES                                  11,300,000
                                                              ------------

U.S. GOVERNMENT SPONSORED
AND AGENCY OBLIGATIONS (11.6%)

Federal Home Loan Bank (3.8%)
1.87%, 07/01/02                                    2,500,000    2,500,000
                                                              ------------
Federal Home Loan Mortgage Corporation (3.9%)
1.90%, 07/01/02                                    2,500,000    2,500,000
                                                              ------------
Federal National Mortgage Association (3.9%)
1.87%, 07/01/02                                    2,500,000    2,500,000
                                                              ------------
TOTAL U.S. GOVERNMENT SPONSORED
AND AGENCY OBLIGATIONS                                          7,500,000
                                                              ------------

TOTAL INVESTMENTS
(COST $64,987,797) (a) - 100.2%                                64,987,797
LIABILITIES IN EXCESS OF
OTHER ASSETS - (0.2)%                                            (111,178)
                                                              ------------
                                                              $64,876,619
                                                              ============
NET ASSETS - 100.0%

(a)  Cost for federal income tax and financial reporting purposes are the same.

(b) Restricted Securities issued pursuant to Section 4(2) of the Securities Act of 1933. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

See notes to financial statements.

                  GARTMORE VARIABLE INSURANCE TRUST
                   J.P. MORGAN GVIT BALANCED FUND
          STATEMENT OF INVESTMENTS JUNE 30, 2002 (UNAUDITED)

-------------------------------------------------------------------
SECURITY DESCRIPTION                             SHARES    VALUE
-------------------------------------------------------------------
COMMON STOCKS (59.6%)
ADVERTISING (0.1%)
Omnicom Group, Inc.                               4,500  $  206,100
                                                         ----------

AEROSPACE / DEFENSE (0.4%)
Boeing Co.                                        3,500     157,500
General Dynamics Corp.                              400      42,540
Honeywell International, Inc.                     6,900     243,087
Lockheed Martin Corp.                             2,400     166,800
                                                         ----------
                                                            609,927
                                                         ----------

AGRICULTURAL OPERATIONS (0.0%)
Monsanto Co.                                      1,500      26,700
                                                         ----------
AIRLINES (0.0%)
AMR Corp. (b)                                       100       1,686
Delta Air Lines, Inc.                             1,300      26,000
Southwest Airlines Co.                            2,000      32,320
                                                         ----------
                                                             60,006
                                                         ----------

APPAREL (0.1%)
Nike, Inc. Class B                                4,100     219,965
                                                         ----------
AUTO PARTS & EQUIPMENT (0.3%)
Delphi Automotive Systems Corp.                  15,300     201,960
Lear Corp. (b)                                    2,700     124,875
Visteon Corp.                                     4,700      66,740
                                                         ----------
                                                            393,575
                                                         ----------

AUTOMOBILES (0.7%)
Ford Motor Co.                                   18,800     300,800
General Motors Corp.                             14,000     748,300
PACCAR, Inc.                                      1,100      48,829
                                                         ----------
                                                          1,097,929
                                                         ----------

BIOTECHNOLOGY (0.1%)
Human Genome Sciences, Inc. (b)                   8,900     119,260

Immunex Corp. (b)                                 3,100      69,254
                                                         ----------
                                                            188,514
                                                         ----------

BROADCAST MEDIA / CABLE TELEVISION (1.5%)
AOL Time Warner, Inc. (b)                        32,800     482,488
Charter Communications, Inc. (b)                 16,200      66,096
Clear Channel Communications, Inc. (b)              800      25,616
Comcast Corp. Class A (b)                        19,900     474,416
Cox Communications, Inc. Class A (b)              4,000     110,200
Fox Entertainment Group, Inc. (b)                 5,500     119,625
Gemstar-TV Guide International, Inc. (b)12,500               67,375
Liberty Media Corp. (b)                          17,100     171,000
Viacom, Inc. Class B (b)                         16,600     736,542
                                                         ----------
                                                          2,253,358
                                                         ----------

BUSINESS SERVICES (0.2%)

Cendant Corp. (b)                                19,900     316,012
                                                         ----------

CHEMICALS / DIVERSIFIED (1.0%)
Air Products & Chemicals, Inc.                    6,800     343,196
Dow Chemical Co.                                  2,500      85,950
E.I. du Pont de Nemours and Co.                   4,100     182,040
Eastman Chemical Co.                              3,900     182,910
Lyondell Chemical Co.                             3,900      58,890
PPG Industries, Inc.                              5,200     321,880
Praxair, Inc.                                     6,800     387,396
Rohm & Haas Co.                                     100       4,049
                                                         ----------
                                                          1,566,311
                                                         ----------


-------------------------------------------------------------------
SECURITY DESCRIPTION                             SHARES    VALUE
-------------------------------------------------------------------
COMMON STOCKS (CONTINUED)

COMMUNICATION EQUIPMENT (0.3%)
Corning, Inc.                                       900  $    3,195
Motorola, Inc.                                   30,900     445,578

QUALCOMM, Inc. (b)                                1,900      52,231
                                                         ----------
                                                            501,004
                                                         ----------

COMPUTER EQUIPMENT (1.8%)
Dell Computer Corp. (b)                          28,200     737,148
EMC Corp. (b)                                     5,700      43,035
Hewlett-Packard Co.                              52,700     805,256

International Business Machines Corp.            13,100     943,200
Sun Microsystems, Inc. (b)                       39,400     197,394
                                                         ----------
                                                          2,726,033
                                                         ----------

COMPUTER SOFTWARE & SERVICES (4.3%)
Automatic Data Processing, Inc.                  12,600
                                                            548,730
BEA Systems, Inc. (b)                            11,400     108,414
Brocade Communications Systems, Inc. (b)          5,700      99,636
Cisco Systems, Inc. (b)                          98,400   1,372,680
Citrix Systems, Inc. (b)                          3,900      23,556
Electronic Data Systems Corp.                     3,500     130,025
KPMG Consulting, Inc. (b)                         2,600      38,636
Microsoft Corp. (b)                              60,700   3,320,290
NCR Corp. (b)                                    10,100     349,460
Oracle Corp. (b)                                 38,700     366,489
Rational Software Corp. (b)                       1,900      15,599
VERITAS Software Corp. (b)                        2,700      53,433
                                                         ----------
                                                          6,426,948
                                                         ----------

CONGLOMERATES (1.3%)
ITT Industries, Inc.                                900      63,540
Johnson Controls, Inc.                            3,700     301,957
Tyco International Ltd.                          44,700     603,897
United Technologies Corp.                        15,400   1,045,660
                                                         ----------
                                                          2,015,054
                                                         ----------

CONSTRUCTION MACHINERY (0.2%)
Caterpillar, Inc.                                 3,100     151,745
Deere & Co.                                       2,700     129,330
                                                         ----------
                                                            281,075
                                                         ----------

CONSUMER / NON-CYCLICAL (1.9%)
Colgate-Palmolive Co.                             1,500      75,075
Gillette Co.                                     20,700     701,109
Procter & Gamble Co.                             22,600   2,018,180
                                                         ----------
                                                          2,794,364
                                                         ----------

CONSUMER DURABLE (0.0%)
Black & Decker Corp.                                300      14,460
Danaher Corp.                                       600      39,810
                                                         ----------
                                                             54,270
                                                         ----------


DIVERSIFIED MANUFACTURING OPERATIONS (0.3%)
Cooper Industries Ltd. Class A                    1,400      55,020
Ingersoll-Rand Co.                                7,400     337,884
SPX Corp. (b)                                       600      70,500
                                                         ----------
                                                            463,404
                                                         ----------

DRUGS (4.6%)
Abbott Laboratories                              14,200     534,630
Amgen, Inc. (b)                                  16,300     682,644
Eli Lilly & Co.                                  15,100     851,640
Forest Laboratories, Inc. (b)                     6,800     481,440

                GARTMORE VARIABLE INSURANCE TRUST
                  J.P. MORGAN GVIT BALANCED FUND
    STATEMENT OF INVESTMENTS JUNE 30, 2002 (UNAUDITED) (CONTINUED)

--------------------------------------------------------------
SECURITY DESCRIPTION                        SHARES     VALUE
--------------------------------------------------------------
COMMON STOCKS (CONTINUED)
DRUGS (CONTINUED)
Johnson & Johnson, Inc.                      25,900  1,353,534
Merck & Co., Inc.                            10,500    531,720
Pfizer, Inc.                                 53,100  1,858,500
Pharmacia & Upjohn, Inc.                     15,100    565,495
Vertex Pharmaceuticals, Inc. (b)              3,400     55,352
                                                     ---------
                                                     6,914,955
                                                     ---------

ELECTRICAL EQUIPMENT (2.5%)
Eaton Corp.                                   2,800    203,700
Emerson Electric Co.                            600     32,106
General Electric Co.                        109,300  3,175,165
Grainger (W.W.), Inc.                         4,300    215,430
Rockwell International Corp.                  5,200    103,896
Teradyne, Inc. (b)                              200      4,700
                                                     ---------
                                                     3,734,997
                                                     ---------

FINANCIAL (3.7%)
American Express Co.                          3,100    112,592
AmeriCredit Corp. (b)                         2,400     67,320
Countrywide Credit Industries, Inc.          14,700    709,275
E*TRADE Group, Inc. (b)                      17,600     96,096
Fannie Mae                                   15,200  1,121,000
Freddie Mac                                   6,800    416,160
Goldman Sachs Group, Inc.                     6,000    440,100
Household International, Inc.                11,800    586,460
IndyMac Mortgage Holdings, Inc. (b)           1,500     34,020
John Hancock Financial Services, Inc.           200      7,040
MBNA Corp.                                      900     29,763
Morgan Stanley                               10,300    443,724
Schwab (Charles) Corp.                       35,800    400,960
T Rowe Price Group, Inc.                      3,800    124,944
Washington Mutual, Inc.                      23,800    883,218
                                                     ---------
                                                     5,472,672
                                                     ---------

FINANCIAL / BANKS (5.4%)
AmSouth Bancorp                               4,100     91,758
Bank of America Corp.                         2,400    168,864
Bank One Corp.                               19,400    746,512
Capital One Financial Corp.                  10,400    634,920
Citigroup, Inc.                              73,100  2,832,625
Compass Bancshares, Inc.                      4,000    134,400
FirstMerit Corp.                                200      5,516
FleetBoston Financial Corp.                  24,600    795,810
GreenPoint Financial Corp.                    4,700    230,770
Hibernia Corp.                                1,800     35,622
North Fork Bancorp, Inc.                      4,100    163,221
Northern Trust Corp.                          2,200     96,932
PNC Financial Services Group                  8,700    454,836
SouthTrust Corp.                              1,500     39,180
Stilwell Financial, Inc.                      3,500     63,700
SunTrust Banks, Inc.                          3,500    237,020
TCF Financial Corp.                           1,200     58,920
U.S. Bancorp                                 47,300  1,104,455
                                                     ---------
                                                     7,895,061
                                                     ---------
FOOD & BEVERAGE (2.6%)
Hershey Foods Corp.                             800     50,000
Kellogg Co.                                   8,100    290,466
Kraft Foods, Inc.                            10,500    429,975
PepsiCo, Inc.                                 6,900    332,580
SYSCO Corp.                                   8,100    220,482


--------------------------------------------------------------
SECURITY DESCRIPTION                        SHARES     VALUE
--------------------------------------------------------------
COMMON STOCKS (CONTINUED)
FOOD & BEVERAGE (CONTINUED)
The Coca-Cola Co.                            34,000  1,904,000
Unilever NV                                   9,300    602,640
                                                     ---------
                                                     3,830,143
                                                     ---------

HEALTHCARE (3.2%)
Baxter International, Inc.                    9,800    435,610
Becton, Dickinson & Co.                       7,500    258,375
Biomet, Inc.                                    700     18,984
C.R. Bard, Inc.                                 900     50,922
Cardinal Health, Inc.                         4,500    276,345
Guidant Corp. (b)                            14,500    438,335
HCA-The Healthcare Co.                        7,700    365,750
McKesson Corp.                                1,400     45,780
MedImmune, Inc. (b)                          12,700    335,280
Medtronic, Inc.                               5,600    239,960
Omnicare, Inc.                                  200      5,252
St. Jude Medical, Inc. (b)                    1,300     96,005
Stryker Corp.                                 1,600     85,616
Tenet Healthcare Corp. (b)                    4,300    307,665
WellPoint Health Networks, Inc. (b)           2,600    202,306
Wyeth                                        30,600  1,566,720
                                                     ---------
                                                     4,728,905
                                                     ---------

HOTELS / MOTELS (0.2%)
Harrah's Entertainment, Inc. (b)                600     26,610
Marriott International, Inc. Class A          4,600    175,030
Starwood Hotels & Resorts Worldwide, Inc.     1,800     59,202
                                                     ---------
                                                       260,842
                                                     ---------

INSURANCE (3.0%)
Aetna, Inc.                                   1,600     76,752
AMBAC Financial Group, Inc.                   5,100    342,720
American International Group, Inc.           14,800  1,009,804
CIGNA Corp.                                   5,600    545,552
Hartford Financial Services Group, Inc.         700     41,629
Lincoln National Corp.                        5,700    239,400
MBIA, Inc.                                    4,600    260,038
MetLife, Inc.                                 9,400    270,720
Protective Life Corp.                         1,100     36,410
Prudential Financial, Inc. (b)                9,900    330,264
The Allstate Corp.                           19,900    735,902
The Chubb Corp.                               2,800    198,240
Torchmark Corp.                               3,200    122,240
UnumProvident Corp.                           4,900    124,705
XL Capital Ltd. Class A                       1,900    160,930
                                                     ---------
                                                     4,495,306
                                                     ---------

LEISURE PRODUCTS (0.5%)
Carnival Corp.                               12,700    351,663
Hasbro, Inc.                                  4,900     66,444
Mattel, Inc.                                 13,200    278,256
                                                     ---------
                                                       696,363
                                                     ---------
METALS & MINING (0.7%)
Alcan Aluminum Ltd.                           7,800    292,656
Alcoa, Inc.                                  18,700    619,905
Inco, Ltd. (b)                                4,400     99,616
United States Steel Corp.                     2,900     57,681
                                                     ---------
                                                     1,069,858
                                                     ---------

            GARTMORE VARIABLE INSURANCE TRUST
             J.P. MORGAN GVIT BALANCED FUND
STATEMENT OF INVESTMENTS JUNE 30, 2002 (UNAUDITED) (CONTINUED)

--------------------------------------------------------
SECURITY DESCRIPTION                 SHARES      VALUE
--------------------------------------------------------

COMMON STOCKS (continued)
Motorcycles / Dealers  (0.1%)
Harley-Davidson, Inc.                  2,100   $ 107,667
                                               ---------

OIL & GAS  (4.7%)
Anadarko Petroleum Corp.                6,900    340,170
Baker Hughes, Inc.                      8,100    269,649
ChevronTexaco Corp.                    21,000  1,858,500
Conoco, Inc.                            6,300    175,140
Cooper Cameron Corp. (b)                4,900    237,258
Devon Energy Corp.                      7,100    349,888
Diamond Offshore Drilling, Inc.         5,700    162,450
Dynegy, Inc.                           25,200    181,440
El Paso Corp.                          10,500    216,405
Exxon Mobil Corp.                      71,700  2,933,964
Royal Dutch Petroleum Co.               2,800    154,756
Transocean Sedco Forex, Inc.            1,800     56,070
Valero Energy Corp.                     1,300     48,646
                                               ---------
                                               6,984,336
                                               ---------
PAPER & FOREST PRODUCTS  (0.1%)
Georgia Pacific Corp.                   5,300    130,274
Temple-Inland, Inc.                     1,300     75,218
                                               ---------
                                                 205,492
                                               ---------
POLLUTION CONTROL  (0.3%)
Waste Management, Inc.                 17,200    448,060
                                               ---------
PRINTING & PUBLISHING  (0.6%)
Gannett Co., Inc.                       7,100    538,890
Tribune Co.                             7,000    304,500
                                               ---------
                                                 843,390
                                               ---------
RAILROADS  (0.3%)
Burlington Northern Santa Fe Corp.      5,300    159,000
CSX Corp.                               2,400     84,120
Norfolk Southern Corp.                  1,500     35,070
Union Pacific Corp.                     2,500    158,200
                                               ---------
                                                 436,390
                                               ---------
REAL ESTATE  (0.2%)
Archstone-Smith Trust                   1,600     42,720
CarrAmerica Realty Corp.                  900     27,765
Equity Office Properties Trust          2,400     72,240
General Growth Properties, Inc.         1,200     61,200
ProLogis Trust                          1,700     44,200
                                               ---------
                                                 248,125
                                               ---------
RESTAURANTS  (0.2%)
McDonald's Corp.                       12,100    344,245
                                               ---------
RETAIL  (5.0%)
Abercrombie & Fitch Co. (b)             8,800    212,256
Bed, Bath & Beyond, Inc. (b)            6,900    260,406
CVS Corp.                               4,800    146,880
eBay, Inc. (b)                          3,800    234,156
Federated Department Stores, Inc. (b)   9,900    393,030
Home Depot, Inc.                       32,300  1,186,379
Jones Apparel Group, Inc. (b)           7,200    270,000
Kohl's Corp. (b)                        8,400    588,672
Limited Brands                          1,800     38,340
Lowe's Companies, Inc.                  8,900    404,060
May Department Stores Co.               2,300     75,739
Pier 1 Imports, Inc.                    4,700     98,700


--------------------------------------------------------
SECURITY DESCRIPTION                 SHARES      VALUE
--------------------------------------------------------
COMMON STOCKS (continued)
RETAIL  (CONTINUED)
Sears, Roebuck & Co.                    1,200   $ 65,160
Target Corp.                           14,500    552,450
The TJX Companies, Inc.                18,800    368,668
Wal-Mart Stores, Inc.                  37,700  2,073,877
Walgreen Co.                            2,600    100,438
Yum! Brands, Inc. (b)                   9,400    274,950
                                               ---------
                                               7,344,161
                                               ---------
RETAIL / FOOD & DRUG  (0.1%)
Albertson's, Inc.                       2,500     76,150
                                               ---------
Semiconductors  (2.0%)
Altera Corp. (b)                        9,400    127,840
Analog Devices, Inc. (b)                1,400     41,580
Applied Materials, Inc. (b)            17,500    332,850
Applied Micro Circuits Corp. (b)        3,300     15,609
Broadcom Corp. Class A (b)              3,100     54,374
Intel Corp.                            71,300  1,302,651
Linear Technology Corp.                 5,800    182,294
LSI Logic Corp. (b)                     3,700     32,375
Maxim Integrated Products, Inc. (b)     3,100    118,823
PMC-Sierra, Inc. (b)                    8,400     77,868
Texas Instruments, Inc.                21,000    497,700
Xilinx, Inc. (b)                        7,900    177,197
                                               ---------
                                               2,961,161
                                               ---------
TELECOMMUNICATIONS  (2.5%)
American Tower Corp. (b)                7,200     24,840
AT&T Corp.                             33,400    357,380
AT&T Wireless Services, Inc. (b)       46,700    273,195
Bellsouth Corp.                        24,600    774,900
Nortel Networks Corp. (b)              10,600     15,370
SBC Communications, Inc.               21,000    640,500
Sprint Corp. (FON Group)                3,000     31,830
Sprint Corp. (PCS Group) (b)           46,500    207,855
Verizon Communications, Inc.           35,300  1,417,295
                                               ---------
                                               3,743,165
                                               ---------
TOBACCO  (0.8%)
Philip Morris Companies, Inc.          28,300  1,236,144
                                               ---------
TRANSPORTATION SERVICES  (0.1%)
FedEx Corp.                             2,000    106,800
GATX Corp.                                600     18,060
                                               ---------
                                                 124,860
                                               ---------
UTILITIES  (1.7%)
Ameren Corp.                            1,300     55,913
American Electric Power Co., Inc.       1,000     40,020
Cinergy Corp.                           3,500    125,965
Constellation Energy Group, Inc.        5,800    170,172
Dominion Resources, Inc.                7,900    522,980
DTE Energy Co.                          5,300    236,592
Entergy Corp.                           7,800    331,032
FirstEnergy Corp.                       3,800    126,844
PG&E Corp. (b)                         17,200    307,708
Pinnacle West Capital Corp.             2,600    102,700
Potomac Electric Power Co.              2,300     49,404
Progress Energy, Inc.                   4,900    254,849
Reliant Energy, Inc.                    9,100    153,790

            GARTMORE VARIABLE INSURANCE TRUST
             J.P. MORGAN GVIT BALANCED FUND
STATEMENT OF INVESTMENTS JUNE 30, 2002 (UNAUDITED) (CONTINUED)

------------------------------------------------------------------
SECURITY DESCRIPTION                          SHARES       VALUE
------------------------------------------------------------------
COMMON STOCKS (continued)

UTILITIES  (CONTINUED)
Wisconsin Energy Corp.                           1,800  $   45,486
Xcel Energy, Inc.                                4,100      68,757
                                                        ----------
                                                         2,592,212
                                                        ----------
TOTAL COMMON STOCKS                                     88,995,209
                                                        ----------

------------------------------------------------------------------
SECURITY DESCRIPTION                          SHARES       VALUE
------------------------------------------------------------------
COMMERCIAL PAPER  (10.9%)
FINANCIAL SERVICES  (10.9%)
Amstel Funding Corp.,
1.77%, 07/16/02                             $1,200,000   1,199,040
BCI Funding Corp., 1.79%, 07/22/02           1,200,000   1,198,744
Blue Ridge Asset Funding Corp.,
1.76%, 07/16/02                              1,300,000   1,298,966
CDC Corp., 1.74%, 07/17/02                   1,300,000   1,298,913
Citibank Credit Card Corp.,
1.78%, 07/09/02                              1,300,000   1,299,432
Corporate Asset Funding Corp.,
1.79%, 07/25/02                              1,300,000   1,298,412
Den Norske Bank, 1.76%, 07/10/02             1,200,000   1,199,403
Dexia Delaware LLC, 1.78%, 07/12/02          1,200,000   1,199,288
Eureka Securitization, Inc.,
1.79%, 07/18/02                              1,200,000   1,198,926
Greenwich Funding Corp.,
1.80%, 08/26/02                              1,300,000   1,296,554
Nordea North America, Inc.,
1.78%, 07/23/02                              1,200,000   1,198,643
Pold Line Funding Corp.,
1.70%, 07/18/02                              1,300,000   1,298,837
Santander Central Hispano Finance,
1.79%, 08/07/02                              1,300,000   1,297,664
                                                        ----------
TOTAL COMMERCIAL PAPER                                  16,282,822
                                                        ----------

ASSET BACKED SECURITIES  (3.1%)
AUTOMOBILES  (1.0%)
Daimler Chrysler Auto Trust,
Series 00-D, Class A3, 6.66%, 01/08/05       1,396,076   1,433,263
                                                        ----------
FINANCIAL PRODUCTS/SERVICES  (2.1%)
Citibank Credit Card Issuance Trust,
Series 01-A8, Class A8, 4.10%, 12/07/06      1,770,000   1,792,567
Discover Card Master Trust I, Series
99-6, Class A, 6.85%, 07/17/07                 605,000     651,300
Ford Credit Auto Owner Trust, Series
00-A, Class A4, 7.09%, 11/17/03                811,938     825,589
                                                        ----------
                                                         3,269,456
                                                        ----------
TOTAL ASSET BACKED SECURITIES                            4,702,719
                                                        ----------
CORPORATE BONDS  (10.4%)
Aerospace / Defense  (0.1%)
Northrop Grumman Corp., 7.75%, 02/15/31         25,000      27,269
Raytheon Co., 6.55%, 03/15/10                   60,000      61,974
                                                        ----------
                                                            89,243
                                                        ----------

------------------------------------------------------------------
SECURITY DESCRIPTION                          SHARES       VALUE
------------------------------------------------------------------
CORPORATE BONDS  (continued)
AUTOMOTIVE PARTS AND SUPPLIES  (0.0%)
Breed Technologies, Inc.,
0.00%, 04/15/08**                           $  125,000  $        0
                                                        ----------
BANKS  (1.7%)
Abbey National PLC, 8.96%, 12/29/49            150,000     173,175
Banc One Corp., 7.88%, 08/01/10                 95,000     107,771
Bank of America Corp., 7.40%, 01/15/11         265,000     290,229
Bank One Capital III, 8.75%, 09/01/30           30,000      35,285
Barclays Bank PLC, 8.55%, 09/15/49 *           205,000     235,949
BB&T Corp., 6.50%, 08/01/11                    230,000     240,608
BNP Paribas Capital Trust,
9.00%, 12/29/49 *                              165,000     192,553
Dresdner Funding Trust I,
8.15%, 06/30/31 *                              120,000     129,574
First Union National Bank,
7.80%, 08/18/10                                250,000     279,825
National Australia Bank, 8.60%, 05/19/10        80,000      95,083
National City Bank, Series BKNT,
6.20%, 12/15/11                                130,000     132,388
Standard Chartered Bank,
8.00%, 05/30/31 *                               40,000      41,954
Suntrust Bank, 6.38%, 04/01/11                 255,000     265,120
U.S. Bank National Association
Minnesota, Series BKNT,
6.38%, 08/01/11                                235,000     244,158
Washington Mutual Bank,
6.88%, 06/15/11                                100,000     105,082
                                                        ----------
                                                         2,568,754
                                                        ----------
BROADCAST MEDIA / CABLE TELEVISION  (0.3%)
AOL Time Warner, Inc., 7.63%, 04/15/31         180,000     157,609
British Sky Broadcasting, 8.20%, 07/15/09       65,000      63,896
Charter Communication Holdings LLC,
8.25%, 04/01/07                                 75,000      50,250
Comcast Cable Communications, Inc.,
7.13%, 06/15/13                                 50,000      45,061
Echostar DBS Corp., 9.38%, 02/01/09             60,000      55,500
Mediacom LLc/Cap Corp., 9.50%, 01/15/13         60,000      51,900
                                                        ----------
                                                           424,216
                                                        ----------
BUILDING - RESIDENTIAL/COMMERCIAL  (0.1%)
D.R. Horton, Inc., 9.75%, 09/15/10              50,000      51,750
D.R. Horton, Inc., 8.50%, 04/15/12 *            30,000      30,113
                                                        ----------
                                                            81,863
                                                        ----------
BUSINESS SERVICES  (0.0%)
Lamar Media Corp., 8.63%, 09/15/07              60,000      61,500
                                                        ----------
CHEMICALS / DIVERSIFIED  (0.0%)
Lyondell Chemical Co., 11.13%, 07/15/12         60,000      61,620

CONTAINERS  (0.1%)
Owens-Brockway Glass Container,
8.88%, 02/15/09 *                               60,000      60,000
Stone Container Corp., 9.75%, 02/01/11          20,000      21,400
                                                        ----------
                                                            81,400
                                                        ----------
CRUDE PETROLEUM & NATURAL GAS  (0.2%)
Anadarko Finance Co., 7.50%, 05/01/31           45,000      47,999
Lasmo (USA), Inc., 7.30%, 11/15/27             100,000     108,292
Occidental Petroleum Corp.,
7.65%, 02/15/06                                105,000     114,923
                                                        ----------
                                                           271,214
                                                        ----------

                        GARTMORE VARIABLE INSURANCE TRUST
                         J.P. MORGAN GVIT BALANCED FUND
         STATEMENT OF INVESTMENTS JUNE 30, 2002 (UNAUDITED) (CONTINUED)

---------------------------------------------------------------------------
SECURITY DESCRIPTION                                 PRINCIPAL    VALUE
---------------------------------------------------------------------------

CORPORATE BONDS  (continued)
DIVERSIFIED MANUFACTURING OPERATIONS  (0.1%)
Honeywell International, Inc.,
6.13%, 11/01/11                                     $   90,000  $   92,076
                                                                ----------
DRUGS  (0.0%)
American Home Products, 6.70%, 03/15/11                 35,000      37,051
                                                                ----------
FINANCIAL PRODUCTS/SERVICES  (2.7%)
Ahold Finance USA, Inc., 6.88%, 05/01/29                15,000      14,117
CIT Group, Inc., 7.75%, 04/02/12                       210,000     206,730
Citigroup, Inc., 7.25%, 10/01/10                       340,000     370,087
Credit Suisse First Boston USA, Inc.,
0.00%, 07/15/02                                        800,000     799,417
Credit Suisse First Boston USA, Inc.,
6.13%, 11/15/11                                         45,000      44,206
Credit Suisse First Boston USA, Inc.,
6.50%, 01/15/12                                         70,000      70,549
Ford Motor Credit Co., 7.38%, 10/28/09                 215,000     222,569
Ford Motor Credit Co., 7.38%, 02/01/11                 365,000     369,705
General Electric Capital Corp.,
5.88%, 02/15/12                                        300,000     297,118
General Motors Acceptance Corp.,
6.88%, 09/15/11                                         10,000       9,928
Goldman Sachs Group, Inc.,
6.60%, 01/15/12                                         80,000      81,489
Household Finance Corp., 8.00%, 07/15/10               185,000     195,401
Household Finance Corp., 7.00%, 05/15/12               160,000     159,097
Ing Cap Funding Trust III,
8.44%, 12/29/49                                        190,000     211,849
Morgan Stanley Capital I, 6.22%, 06/03/30              537,547     563,604
Morgan Stanley Dean Witter & Co.,
6.75%, 04/15/11                                        220,000     226,312
National Rural Utilities, 6.00%, 05/15/06               45,000      46,233
National Rural Utilities, 7.25%, 03/01/12               55,000      58,512
Nisource Finance Corp., 7.88%, 11/15/10                 70,000      72,345
UBS PREFERRED FUNDING TRUST I,
8.62%, 10/29/49                                        205,000     234,859
                                                                ----------
                                                                 4,254,127
                                                                ----------
FOOD & BEVERAGE  (0.4%)
Albertson's, Inc., 7.50%, 02/15/11                      40,000      43,622
Archer-Daniels-Midland Co.,
8.13%, 06/01/12                                         55,000      64,126
Coca-Cola Enterprises, Inc.,
5.38%, 08/15/06                                        250,000     257,272
Conagra Foods, Inc., 6.75%, 09/15/11                    55,000      58,037
Fleming Companies, Inc., 9.25%, 06/15/10                60,000      59,100
Kraft Foods Inc, 6.25%, 06/01/12                        65,000      66,977
                                                                ----------
                                                                   549,134
                                                                ----------
FORESTRY  (0.1%)
Weyerhaeuser Co., 6.75%, 03/15/12 *                    100,000     103,552
                                                                ----------
HEALTHCARE  (0.1%)
Tenet Healthcare Corp., 6.38%, 12/01/11                 75,000      75,920
Ventas Realty LP, 8.75%, 05/01/09 *                     70,000      70,700
                                                                ----------
                                                                   146,620
                                                                ----------
HOTELS / MOTELS  (0.3%)
Cendant Corp., 7.75%, 12/01/03                         150,000     154,019
Felcor Lodging LP, 9.50%, 09/15/08                      60,000      60,900
Host Marriott LP, 9.50%, 01/15/07 *                     55,000      55,481
Mandalay Resort Group, 10.25%, 08/01/07                 35,000      36,706

---------------------------------------------------------------------------
SECURITY DESCRIPTION                                 PRINCIPAL    VALUE
---------------------------------------------------------------------------
CORPORATE BONDS  (continued)
HOTELS / MOTELS  (CONTINUED)
MGM Mirage, Inc., 8.38%, 02/01/11                   $   60,000  $   60,300
Starwood Hotels & Resorts Worldwide,
7.88%, 05/01/12 *                                       60,000      58,800
                                                                ----------
                                                                   426,206
                                                                ----------
INDUSTRIAL SUPPLIES  (0.1%)
Lowe's Companies, Inc.,
6.88%, 02/15/28                                        125,000     125,718
                                                                ----------
INSURANCE  (0.1%)
Axa, 8.60%, 12/15/30                                    55,000      63,004
Metlife, Inc., 6.13%, 12/01/11                          80,000      81,628
                                                                ----------
                                                                   144,632
                                                                ----------
LEISURE / ENTERTAINMENT  (0.0%)
Premier Parks, Inc., 9.75%, 06/15/07                    60,000      61,500
                                                                ----------
METALS & MINING  (0.1%)
AK Steel Corp., 7.75%, 06/15/12 *                       65,000      64,350
Alcoa, Inc., 6.00%, 01/15/12                            85,000      87,231
                                                                ----------
                                                                   151,581
                                                                ----------
MOTOR VEHICLES  (0.3%)
Daimler Chrysler NA Holding Corp.,
8.50%, 01/18/31                                         80,000      88,443
General Motors Corp., 7.20%, 01/15/11                  350,000     356,448
                                                                ----------
                                                                   444,891
                                                                ----------
NATURAL GAS TRANSMISSION  (0.1%)
El Paso Natural Gas Co., 6.95%, 12/15/07               150,000     148,254
TransCanada Pipelines Ltd.,
8.63%, 05/15/12                                         35,000      41,404
                                                                ----------
                                                                   189,658
                                                                ----------
OIL & GAS  (0.3%)
Amerada Hess Corp., 7.88%, 10/01/29                     80,000      87,414
Conoco Funding Co., 7.25%, 10/15/31                     90,000      95,340
Devon Financing Corp. ULC,
7.88%, 09/30/31                                         35,000      37,323
Transocean Sedco Forex, 6.63%, 04/15/11                 85,000      87,524
Valero Energy Corp., 6.88%, 04/15/12                   105,000     107,896
                                                                ----------
                                                                   415,497
                                                                ----------
PAPER & FOREST PRODUCTS  (0.1%)
International Paper Co., 6.75%,
09/01/11                                               105,000     109,351
Meadwestvaco Corp., 6.85%, 04/01/12                     50,000      52,493
Westvaco Corp., 8.20%, 01/15/30                         15,000      16,825
                                                                ----------
                                                                   178,669
                                                                ----------
POLLUTION CONTROL  (0.0%)
Allied Waste North America, Inc.,
10.00%, 08/01/09                                        55,000      54,042
                                                                ----------
RAILROADS  (0.3%)
Burlington Northern Santa Fe Corp.,
6.75%, 07/15/11                                         35,000      36,735
Burlington Northern Santa Fe Corp.,
7.95%, 08/15/30                                         55,000      61,971
CSX Corp., 6.30%, 03/15/12                              85,000      86,469
Norfolk Southern Corp., 7.80%, 05/15/27                125,000     138,769
Union Pacific Corp., 6.50%, 04/15/12                    70,000      73,134
Union Pacific Corp., 6.63%, 02/01/29                    40,000      38,779
                                                                ----------
                                                                   435,857
                                                                ----------


                                                                              26

                        GARTMORE VARIABLE INSURANCE TRUST
                         J.P. MORGAN GVIT BALANCED FUND
         STATEMENT OF INVESTMENTS JUNE 30, 2002 (UNAUDITED) (CONTINUED)

---------------------------------------------------------------------------
SECURITY DESCRIPTION                                 PRINCIPAL    VALUE
---------------------------------------------------------------------------

CORPORATE BONDS  (continued)
REAL ESTATE  (0.1%)
Beazer Homes USA, Inc.,
8.38%, 04/15/12 *                                   $   60,000  $   60,600
MeriStar Hospitality Corp.,
9.00%, 01/15/08                                         65,000      62,075
                                                                ----------
                                                                   122,675
                                                                ----------
RETAIL  (0.3%)
Federated Department Stores, Inc.,
6.90%, 04/01/29                                         55,000      53,109
Ingles Markets, Inc., 8.88%, 12/01/11                   65,000      64,675
Kroger Co., 6.80%, 04/01/11                             60,000      62,435
Safeway, Inc., 6.50%, 03/01/11                         135,000     139,095
Yum! Brands, Inc., 8.88%, 04/15/11                      60,000      63,600
                                                                ----------
                                                                   382,914
                                                                ----------
SEMICONDUCTORS  (0.0%)
Fairchild Semiconductor Corp.,
10.50%, 02/01/09                                        55,000      58,575
                                                                ----------
SOVEREIGN  (0.4%)
Federal Republic of Brazil,
11.00%, 01/11/12                                        55,000      33,275
Federal Republic of Brazil,
11.00%, 08/17/40                                        85,000      47,600
Republic of Bulgaria, 2.69%, 7/28/11***                 68,600      60,968
Republic of Colombia, 9.75%, 04/09/11                    9,372       9,606
Republic of Peru, 9.13%, 02/21/12                       30,000      26,850
Republic of Peru, 4.50%, 03/07/17***                    59,400      43,065
Republic of Peru, 9.13%, 02/21/12 *                      5,000       4,528
Republic of Philippines, 8.88%, 04/15/08                60,000      62,549
Republic of Turkey, 12.38%, 06/15/09                    50,000      46,438
Republic of Turkey, 11.88%, 01/15/30                    15,000      12,806
Russian Federation, 10.00%, 06/26/07                    25,000      26,488
Russian Federation, 8.25%, 03/31/10                     35,000      34,423
Russian Federation, 5.00%, 03/31/30                     40,000      27,768
United Mexican States, 8.50%, 02/01/06                  45,000      47,925
United Mexican States, 7.50%, 01/14/12                  55,000      54,368
United Mexican States, 8.30%, 08/15/31                 110,000     106,974
                                                                ----------
                                                                   645,631
                                                                ----------
SPECIAL PURPOSE ENTITY  (0.4%)
Pemex Project Funding Master Trust,
8.50%, 02/15/08                                         90,000      93,375
TRAINS 10-2002, 6.86%, 01/15/12                        291,580     299,382
TRAINS 5-2002, 5.89%, 01/25/07                         144,000     146,117
                                                                ----------
                                                                   538,874
                                                                ----------
TELECOMMUNICATIONS  (0.9%)
AT&T Corp., 7.30%, 11/15/11 *                          165,000     136,950
AT&T Wireless Services, Inc.,
7.88%, 03/01/11                                        115,000      92,890
AT&T Wireless Services, Inc.,
8.13%, 05/01/12                                         15,000      12,232
AT&T Wireless Services, Inc.,
8.75%, 03/01/31                                         35,000      27,030
BellSouth Capital Funding,
7.88%, 02/15/30                                        105,000     117,545
British Telecom PLC, 8.38%,
12/15/10                                               100,000     108,820
British Telecom PLC, 8.88%, 12/15/30                    30,000      32,675
Cingular Wireless,  6.50%, 12/15/11 *                   95,000      88,463


---------------------------------------------------------------------------
SECURITY DESCRIPTION                                 PRINCIPAL    VALUE
---------------------------------------------------------------------------

CORPORATE BONDS  (continued)
TELECOMMUNICATIONS  (CONTINUED)
Cox Communications, Inc.,
7.75%, 08/15/06                                     $   75,000  $   74,705
Deutsche Telekom, 8.25%, 06/15/30                       55,000      51,128
France Telecom SA, 8.25%, 03/01/11                     115,000     105,004
Qwest Capital Funding, 7.90%, 08/15/10                  55,000      31,075
Sprint Capital Corp., 5.70%, 11/15/03                  195,000     173,281
Tele-Communications, Inc.,
7.88%, 08/01/13                                        130,000     117,924
Verizon New Jersey, Inc., 5.88%, 01/17/12              105,000      98,086
Verizon New York, Inc., 6.88%, 04/01/12                105,000     104,470
                                                                ----------
                                                                 1,372,278
                                                                ----------
UTILITIES  (0.7%)
Alberta Energy Co. Ltd., 7.38%, 11/01/31                25,000      26,680
Chesapeake Energy Corp., 8.13%, 04/01/11                60,000      58,950
Constellation Energy Group,
7.00%, 04/01/12                                        115,000     120,098
Dominion Resources, Inc.,
8.13%, 06/15/10                                        155,000     174,067
FirstEnergy Corp., Series B,
6.45%, 11/15/11                                         45,000      43,690
Midamerican Energy Co.,
6.75%, 12/30/31                                         50,000      48,936
Oncor Electric Delivery, 6.38%, 05/01/12 *              55,000      56,510
Pacificorp, 7.70%, 11/15/31                             55,000      61,071
Progress Energy, Inc., 7.10%, 03/01/11                  75,000      79,231
Progress Energy, Inc., 6.85%, 04/15/12                  60,000      62,486
PSE&G Power LLC, 7.75%, 04/15/11                        80,000      84,546
Texas Utilities Holdings, 6.38%, 06/15/06               65,000      66,853
Xcel Energy, Inc., 7.00%, 12/01/10                     150,000     136,426
                                                                ----------
                                                                 1,019,544
                                                                ----------
TOTAL CORPORATE BONDS                                           15,591,112
                                                                ----------
MORTGAGE-BACKED SECURITIES  (21.8%)
Federal Home Loan Mortgage Corporation  (7.1%)
5.75%, 01/15/12                                        835,000     857,891
TBA, 6.00%, 07/19/16                                   400,000     407,750
6.50%, 06/01/29, Pool #C00785                          169,541     173,496
6.50%, 08/01/30, Pool #G01155                          416,500     426,947
TBA, 6.50%, 07/01/32                                 3,500,000   3,568,908
TBA, 7.00%, 07/01/32                                 5,000,000   5,176,560
                                                                ----------
                                                                10,611,552
                                                                ----------
FEDERAL NATIONAL MORTGAGE ASSOCIATION  (8.2%)
1.74%, 07/10/02                                        800,000     799,613
TBA, 6.00%, 07/01/17                                 1,500,000   1,528,594
6.50%, 07/01/28, Pool #436695                          116,544     119,371
6.50%, 01/01/29, Pool #459901                           30,127      30,858
6.50%, 06/01/29, Pool #479527                          658,531     673,503
6.50%, 07/01/29, Pool #507401                           33,637      34,402
6.50%, 08/01/29, Pool #252645                          529,872     541,919
6.50%, 08/01/29, Pool #508502                           50,617      51,768
6.50%, 08/01/29, Pool #508698                           14,180      14,502
6.50%, 08/01/29, Pool #509846                           23,508      24,042
6.50%, 10/01/29, Pool #509440                           76,477      78,216
6.50%, 10/01/29, Pool #511229                           16,324      16,695
6.50%, 11/01/29, Pool #519775                           54,223      55,456


                                                                              27

                        GARTMORE VARIABLE INSURANCE TRUST
                         J.P. MORGAN GVIT BALANCED FUND
         STATEMENT OF INVESTMENTS JUNE 30, 2002 (UNAUDITED) (CONTINUED)

---------------------------------------------------------------------------
SECURITY DESCRIPTION                                 PRINCIPAL    VALUE
---------------------------------------------------------------------------

MORTGAGE-BACKED SECURITIES  (continued)
FEDERAL NATIONAL MORTGAGE ASSOCIATION  (CONTINUED)
7.25%, 05/15/30                                     $  735,000  $  836,959
6.63%, 11/15/30                                         30,000      31,674
7.00%, 08/01/31, Pool #590944                          587,320     608,922
6.50%, 10/01/31, Pool #606827                          231,935     236,826
TBA, 6.00%, 07/01/32                                 6,620,000   6,599,314
                                                                ----------
                                                                12,282,634
                                                                ----------
FINANCIAL SERVICES  (3.4%)
CS First Boston Mortgage Securities Corp.,
Series 02-CKN2, Class A3,
6.13%, 04/15/37                                      1,000,000   1,031,075
First Union - Lehman Brothers
Commercial Mortgage
Trust, Series 97-C2,
Class A3, 6.65%, 11/18/29                            1,000,000   1,071,443
LB Commercial Conduit Mortgage Trust,
Series 99-C2, Class A2, 7.33%, 10/15/32                630,000     697,790
LB-UBS Commercial Mortgage Trust,
Series 02-C1, Class A4, 6.46%, 03/15/31              1,095,000   1,154,287
Morgan Stanley Capital I, Series
98-WF2, Class A1, 6.34%, 07/15/30                      486,153     512,350
Morgan Stanley Dean Witter Capital I,
Series 02-HQ, Class A2, 6.09%, 04/15/34                545,000     570,744
                                                                ----------
                                                                 5,037,689
                                                                ----------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION  (3.1%)
TBA, 6.50%, 07/01/32                                 3,000,000   3,059,064
TBA, 6.50%, 07/15/32                                 1,500,000   1,529,532
                                                                ----------
                                                                 4,588,596
                                                                ----------
TOTAL MORTGAGE-BACKED SECURITIES                                32,520,471
                                                                ----------
U.S. GOVERNMENT LONG-TERM OBLIGATIONS  (6.4%)
U.S. TREASURY BONDS  (1.9%)
8.88%, 02/15/19 (c)                                    500,000     680,064
8.00%, 11/15/21                                        725,000     927,321
6.75%, 08/15/26                                        535,000     608,980
6.13%, 08/15/29                                        160,000     169,929
5.38%, 02/15/31                                        385,000     376,999
                                                                ----------
                                                                 2,763,293
                                                                ----------

U.S. TREASURY NOTES  (4.5%)
3.63%, 08/31/03                                         60,000      60,982
3.00%, 02/29/04                                        600,000     603,492
3.50%, 11/15/06                                         85,000      83,486
4.38%, 05/15/07                                      5,250,000   5,322,187
4.88%, 02/15/12                                        730,000     732,738
                                                                ----------
                                                                 6,802,885
                                                                ----------
TOTAL U.S. GOVERNMENT LONG-TERM
OBLIGATIONS                                                      9,566,178
                                                                ----------


---------------------------------------------------------------------------
SECURITY DESCRIPTION                                 PRINCIPAL    VALUE
---------------------------------------------------------------------------

REPURCHASE AGREEMENT  (1.9%)
Fifth Third Bank, 1.86%, dated 6/28/02
due 7/1/02, repurchase price $2,802,249
(Fully collateralized by Freddie Mac
Gold Securities)                                    $2,801,815  $2,801,815
                                                                ----------
TOTAL REPURCHASE AGREEMENT                                       2,801,815
                                                                ----------

TOTAL INVESTMENTS
(COST $184,437,269) (a) - 114.1%                               170,460,326
LIABILITIES IN EXCESS
OF OTHER ASSETS - (14.1)%                                     (21,103,058)
                                                              ------------

NET ASSETS - 100.0%                                           $149,357,268
                                                              ============
------------------------------------------------------------------------------

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows:
       Unrealized appreciation                      $     5,637,776
       Unrealized depreciation                          (19,614,719)
                                                    ----------------
       Net unrealized depreciation                  $   (13,976,943)
                                                    ================
     Aggregate cost for federal income tax purposes is substantially the same.
(b)  Denotes a non-income producing security.
(c)  Pledged as collateral for futures.
* Represents a restricted security acquired and eligible for resale under Rule 144A, which limits the resale to certain qualified buyers.
**   Bond in default.
*** Variable Rate Security. The rate reflected in the Statement of Investment is the rate in effect on June 30, 2002.
TBA  To Be Announced

AT JUNE 30, 2002 THE FUND'S OPEN FUTURES CONTRACTS WERE AS FOLLOWS:

                                                            MARKET
                                                             VALUE        UNREALIZED
NUMBER OF                                                  COVERED BY    APPRECIATION
CONTRACTS                    CONTRACTS        EXPIRATION   CONTRACTS    (DEPRECIATION)
---------------------  ---------------------  ----------  -----------  ---------------
LONG CONTRACTS:
10                         90day Euro$Future     9/16/02  $ 2,451,125  $       30,570
11                     U.S. Long Bond Future     9/19/02    1,130,594          28,171
10                         90day Euro$Future    12/16/02    2,443,250          39,945
10                         90day Euro$Future     3/17/03    2,431,125          43,570
10                         90day Euro$Future     6/16/03    2,415,375          40,070
10                         90day Euro$Future     9/15/03    2,401,000          33,820
10                         90day Euro$Future    12/15/03    2,390,375          29,195
10                         90day Euro$Future     3/15/04    2,383,125          25,945
10                         90day Euro$Future     6/14/04    2,377,125          (3,143)
                                                                       ---------------
 TOTAL LONG CONTRACTS                                                  $      268,143
                                                                       ---------------
SHORT CONTRACTS:
44                     U.S. 5yr Note Future      9/19/02  $ 4,726,563  $      (83,325)
46                     U.S. 10yr Note Future     9/19/02    4,932,781         (91,830)
                                                                       ---------------
TOTAL SHORT CONTRACTS                                                  $     (175,155)
                                                                       ---------------
TOTAL CONTRACTS                                                        $       92,988
                                                                       ===============

See notes to financial statements.

                        GARTMORE VARIABLE INSURANCE TRUST
                        STRONG GVIT MID CAP GROWTH FUND
               STATEMENT OF INVESTMENTS JUNE 30, 2002 (UNAUDITED)

------------------------------------------------------------------------
SECURITY DESCRIPTION                              SHARES      VALUE
------------------------------------------------------------------------
COMMON STOCKS  (98.7%)
AEROSPACE  (0.9%)
Raytheon Company                                  29,100  $   1,185,825
                                                          -------------
APPAREL  (0.9%)
Coach, Inc. (b)                                   20,900      1,147,410
                                                          -------------
BANKS  (1.1%)
Regional Bank HOLDRs Trust                        12,500      1,458,750
                                                          -------------
BIOTECHNOLOGY  (0.4%)
Immunex Corp. (b)                                 25,200        562,968
                                                          -------------
BROADCAST MEDIA  (0.6%)
Univision Communications, Inc. (b)                27,000        847,800
                                                          -------------
Computer Equipment  (3.1%)
Lexmark International Group, Inc.
Class A (b)                                       12,000        652,800
Network Appliance, Inc. (b)                      130,500      1,623,420
SanDisk Corp. (b)                                 56,900        705,560
VERITAS Software Corp. (b)                        57,700      1,141,883
                                                          -------------
                                                              4,123,663
                                                          -------------
COMPUTER SOFTWARE & SERVICES  (13.8%)
Adobe Systems, Inc.                               57,500      1,638,750
Affiliated Computer Services, Inc.
Class A (b)                                       44,400      2,108,112
Brocade Communications Systems, Inc. (b)          59,500      1,040,060
Cerner Corp. (b)                                  25,500      1,219,665
Emulex Corp. (b)                                  59,800      1,346,098
Intuit, Inc. (b)                                  49,100      2,441,252
Mercury Interactive Corp. (b)                     34,000        780,640
Network Associates, Inc. (b)                      90,500      1,743,935
Radioshack Corp.                                  40,100      1,205,406
Siebel Systems, Inc. (b)                          46,000        654,120
Software HOLDRs Trust                             23,000        667,460
Sungard Data Systems, Inc. (b)                    64,500      1,707,960
Symantec Corp. (b)                                36,400      1,195,740
Synopsys, Inc. (b)                                12,000        657,720
                                                          -------------
                                                             18,406,918
                                                          -------------
CONSTRUCTION  (3.6%)
D. R. Horton, Inc.                                85,250      2,219,058
Lennar Corp.                                      42,800      2,619,360
                                                          -------------
                                                              4,838,418
                                                          -------------
EDUCATIONAL SERVICES  (0.9%)
Apollo Group, Inc. (b)                            31,850      1,255,527
                                                          -------------
ELECTRONICS  (10.1%)
ASM International N.V. (b)                        42,700        737,002
Eaton Corp.                                       12,500        909,375
Electronic Arts, Inc. (b)                         29,300      1,935,265
KLA-Tencor Corp. (b)                              49,000      2,155,510
L-3 Communications Holdings, Inc. (b)             13,000        702,000
Microchip Technology, Inc. (b)                    62,000      1,700,660
Micron Technology, Inc. (b)                       92,500      1,870,350
QLogic Corp. (b)                                  29,300      1,116,330
Teradyne, Inc. (b)                                52,400      1,231,400
Vishay Intertechnology, Inc. (b)                  51,000      1,122,000
                                                          -------------
                                                             13,479,892
                                                          -------------
ENTERTAINMENT  (1.1%)
Movie Gallery, Inc. (b)                           69,800      1,474,176
                                                          -------------

------------------------------------------------------------------------
SECURITY DESCRIPTION                              SHARES      VALUE
------------------------------------------------------------------------
COMMON STOCKS  (continued)

FINANCIAL  (7.0%)
Allied Capital Corp.                              29,400  $     665,910
Equifax, Inc.                                     33,500        904,500
Federated Investors, Inc.                         27,000        933,390
H&R Block, Inc.                                   32,000      1,476,800
Moody's, Inc.                                     11,500        572,125
Schwab (Charles) Corp.                           108,600      1,216,320
SEI Corp.                                         28,000        788,760
SLM Corp.                                         28,400      2,751,960
                                                          -------------
                                                              9,309,765
                                                          -------------
HEALTHCARE  (8.9%)
Allergan, Inc.                                    26,500      1,768,875
Anthem, Inc. (b)                                  19,500      1,315,860
Cephalon, Inc. (b)                                22,500      1,017,000
Laboratory Corporation of
America Holdings (b)                              26,000      1,186,900
McKesson Corp.                                    46,100      1,507,470
Myriad Genetics, Inc. (b)                         38,500        783,090
Quest Diagnostics, Inc. (b)                       22,000      1,893,100
St. Jude Medical, Inc. (b)                        23,100      1,705,935
Varian Medical Systems, Inc. (b)                  19,300        782,615
                                                          -------------
                                                             11,960,845
                                                          -------------
HOTELS / MOTELS  (1.8%)
Hilton Hotels Corp.                               30,500        423,950
Marriott International, Inc. Class A              17,200        654,460
MGM MIRAGE (b)                                    16,000        540,000
Starwood Hotels & Resorts Worldwide, Inc.         22,000        723,580
                                                          -------------
                                                              2,341,990
                                                          -------------
MANUFACTURING  (0.5%)
Integrated Device Technology, Inc. (b)            33,300        604,062
                                                          -------------
METALS  (3.2%)
Anglogold Ltd. ADR                                22,500        586,800
Ball Corp.                                         9,800        406,504
Freeport-McMoRan Copper &
Gold, Inc. (b)                                    46,000        821,100
Gilead Sciences, Inc. (b)                         23,800        782,544
Nucor Corp.                                       26,300      1,710,552
                                                          -------------
                                                              4,307,500
                                                          -------------
MINING  (1.2%)
Newmont Mining Corp.                              62,200      1,637,726
                                                          -------------
OIL & GAS  (8.5%)
Apache Corp.                                      13,000        747,240
BJ Services Co. (b)                               25,500        863,940
Cooper Cameron Corp. (b)                          19,000        919,980
ENSCO International, Inc.                         51,500      1,403,890
Global Santa Fe Corp.                             47,500      1,299,125
Grand Prideco, Inc. (b)                           50,400        685,440
National-Oilwell, Inc. (b)                        81,500      1,715,575
Noble Corp. (b)                                   50,500      1,949,300
Precision Drilling Corp. (b)                      16,000        555,840
Weatherford International Ltd. (b)                30,000      1,296,000
                                                          -------------
                                                             11,436,330
                                                          -------------
PHARMACEUTICALS  (5.1%)
Amerisourcebergen Corp.                           12,900        980,400
Andrx Group (b)                                   17,000        458,490
Biogen, Inc. (b)                                  35,500      1,470,765
IDEC Pharmaceuticals Corp. (b)                    45,100      1,598,795

                        GARTMORE VARIABLE INSURANCE TRUST
                         STRONG GVIT MID CAP GROWTH FUND
         STATEMENT OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED) (CONTINUED)

------------------------------------------------------------------------
SECURITY DESCRIPTION                              SHARES      VALUE
------------------------------------------------------------------------
COMMON STOCKS  (continued)
PHARMACEUTICALS  (CONTINUED)
Ligand Pharmaceuticals, Inc. (b)                  37,000  $     536,500
MedImmune, Inc. (b)                               49,800      1,314,720
Teva Pharmaceutical Industries Ltd.                7,000        467,460
                                                          -------------
                                                              6,827,130
                                                          -------------
RETAIL  (15.1%)
Abercrombie & Fitch Co. (b)                       87,700      2,115,324
Autozone, Inc. (b)                                10,500        811,650
Barnes & Noble, Inc. (b)                          27,700        732,111
Bed, Bath & Beyond, Inc. (b)                      64,600      2,438,004
Best Buy Co., Inc. (b)                            36,500      1,324,950
CDW Computer Centers, Inc. (b)                    20,000        936,200
Circuit City Stores, Inc. - Carmax Group (b)      32,500        703,625
Circuit City Stores-Circuit City Group            77,500      1,453,125
Dollar General Corp.                              44,000        837,320
Dollar Tree Stores, Inc. (b)                      37,400      1,473,934
La-Z-Boy, Inc.                                    14,500        365,690
Limited, Inc. (The)                               44,600        949,980
Mattel, Inc.                                      26,000        548,080
Sonic Automotive, Inc. (b)                        19,400        499,550
Staples, Inc. (b)                                127,700      2,515,689
Tiffany & Co.                                     34,500      1,214,400
TJX Cos., Inc.                                    72,000      1,411,920
                                                          -------------
                                                             20,331,552
                                                          -------------
SEMICONDUCTORS  (10.9%)
ASM Lithography Holding NV (b)                    43,000        650,160
Atmel Corp. (b)                                  173,600      1,086,736
Brooks-PRI Automation, Inc. (b)                   36,500        932,940
Chippac, Inc. (b)                                123,600        763,848
Cymer, Inc. (b)                                   18,000        630,720
Fairchild Semiconductor
International, Inc. (b)                           82,900      2,014,470
International Rectifier Corp. (b)                 79,000      2,302,850
National Semiconductor Corp. (b)                  34,500      1,006,365
Novellus Systems, Inc. (b)                        42,500      1,445,000
Semicondutor HOLDRs Trust (b)                     29,000        879,280
Taiwan Semiconductor Manufacturing
Co. Ltd. ADR (b)                                 109,450      1,422,850
Varian Semiconductor Equipment
Associates, Inc. (b)                              41,000      1,391,130
                                                          -------------
                                                             14,526,349
                                                          -------------
TOTAL COMMON STOCKS                                         132,064,596
                                                          -------------

-----------------------------------------------------------------------
SECURITY DESCRIPTION                           PRINCIPAL      VALUE
-----------------------------------------------------------------------
REPURCHASE AGREEMENT  (0.9%)
Fifth Third Bank, 1.86%,
dated 6/28/02 due 07/01/02,
repurchase price $1,176,056
(Fully collateralized by
Freddie Mac Gold Securities)                  $1,175,874  $   1,175,874
                                                          -------------
TOTAL REPURCHASE AGREEMENT                                    1,175,874
                                                          -------------
U.S. GOVERNMENT AGENCIES  (0.3%)
U.S. Treasury Bill  (0.3%)
1.70%, 09/12/02                                  400,000        398,654
                                                          -------------
TOTAL U.S. GOVERNMENT AGENCIES                                  398,654
                                                          -------------

TOTAL INVESTMENTS
(COST $143,399,950) (a) - 99.9%                             133,639,124
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%                    170,669
                                                          -------------
NET ASSETS - 100.0%                                       $ 133,809,793
                                                          =============
-----------------------------------------------------------------------

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows:

              Unrealized appreciation         $      4,501,636
              Unrealized depreciation              (14,262,462)
                                              -----------------
              Net unrealized depreciation     $     (9,760,826)
                                              =================

     Aggregate cost for federal income tax purposes is substantially the same.
(b)  Denotes a non-income producing security.

ADR     American Depositary Receipt.

See notes to financial statements.

                        GARTMORE VARIABLE INSURANCE TRUST
                      NATIONWIDE GVIT STRATEGIC VALUE FUND
               STATEMENT OF INVESTMENTS JUNE 30, 2002 (UNAUDITED)

------------------------------------------------------------------------
SECURITY DESCRIPTION                              SHARES      VALUE
------------------------------------------------------------------------
COMMON STOCKS  (93.0%)
ADVERTISING SERVICES  (1.5%)
Omnicom Group, Inc.                               3,900  $     178,620
The Interpublic Group of Cos., Inc.               4,000         99,040
                                                          ------------
                                                               277,660
                                                          ------------
AUTO PARTS & EQUIPMENT  (0.6%)
Delphi Automotive Systems Corp.                   7,500         99,000
                                                          ------------
AUTOMOBILES  (2.0%)
General Motors Corp. Class H (b)                 13,300        138,320
Nordson Corp.                                     9,300        229,338
                                                          ------------
                                                               367,658
                                                          ------------
BANKS  (4.1%)
AmSouth Bancorp                                  12,100        270,798
Bank One Corp.                                    5,000        192,400
Wachovia Corp.                                    7,200        274,896
                                                          ------------
                                                               738,094
                                                          ------------
BROADCAST MEDIA / CABLE TELEVISION  (3.9%)
Comcast Corp. Class A (b)                        10,000        238,400
Cox Communications, Inc. Class A  (b)             8,100        223,155
Liberty Media Corp. (b)                          23,400        234,000
                                                          ------------
                                                               695,555
                                                          ------------
BUSINESS SERVICES  (1.1%)
Accenture Ltd. (b)                               10,600        201,400
                                                          ------------
CHEMICALS  (1.6%)
Praxair, Inc.                                     4,900        279,153
                                                          ------------
COMMUNICATION EQUIPMENT  (2.5%)
CommScope, Inc. (b)                              18,700        233,750
Conexant Systems, Inc. (b)                       55,700         90,234
Motorola, Inc.                                    9,100        131,222
                                                          ------------
                                                               455,206
                                                          ------------
COMPUTER EQUIPMENT  (1.2%)
Hewlett-Packard Co.                              13,580        207,502
                                                          ------------
COMPUTER SOFTWARE & SERVICES  (0.9%)
CNET Networks, Inc. (b)                          23,200         46,168
Siebel Systems, Inc. (b)                          7,900        112,338
                                                          ------------
                                                               158,506
                                                          ------------
CONGLOMERATES  (1.4%)
Illinois Tool Works, Inc.                         3,700        252,710
                                                          ------------
CONSTRUCTION MATERIALS  (2.9%)
Dover Corp.                                       6,900        241,500
Masco Corp.                                      10,500        284,655
                                                          ------------
                                                               526,155
                                                          ------------
ELECTRONICS  (2.9%)
Altera Corp. (b)                                  9,800        133,280
Eaton Corp.                                       3,400        247,350
Sanmina Corp. (b)                                23,100        145,761
                                                          ------------
                                                               526,391
                                                          ------------
ENTERTAINMENT  (2.7%)
AOL Time Warner, Inc. (b)                        12,000        176,520
Gemstartv Guide International, Inc. (b)          28,200        151,998
USA Networks, Inc. (b)                            7,000        164,150
                                                          ------------
                                                               492,668
                                                          ------------

------------------------------------------------------------------------
SECURITY DESCRIPTION                              SHARES      VALUE
------------------------------------------------------------------------

COMMON STOCKS  (continued)
Financial / Miscellaneous  (1.0%)
American Express Co.                              5,200  $     188,864
                                                          ------------
FOOD & BEVERAGE  (4.2%)
Corn Products International, Inc.                 6,000        186,720
General Mills, Inc.                               4,700        207,176
Pathmark Stores, Inc. (b)                        12,200        229,482
Robert Mondavi Corp. (b)                          4,100        140,343
                                                          ------------
                                                               763,721
                                                          ------------
HEALTHCARE  (8.8%)
Bausch & Lomb, Inc.                               6,700        226,795
Boston Scientific Corp. (b)                       9,000        263,880
Bristol-Myers Squibb Co.                          7,300        187,610
Elan Corp. PLC (b)                               17,800         97,366
HealthSouth Corp. (b)                            19,900        254,521
ICN Pharmaceuticals, Inc.                         5,100        123,471
Kindred Healthcare, Inc. (b)                      4,900        218,687
Quintiles Transnational Corp. (b)                17,400        217,326
                                                          ------------
                                                             1,589,656
                                                          ------------
HOUSEHOLD APPLIANCES  (1.4%)
Newell Rubbermaid, Inc.                           7,000        245,420
                                                          ------------
INSURANCE  (7.1%)
American International Group, Inc.                3,700        252,451
Annuity and Life Re (Holdings) Ltd.               9,100        164,619
AON Corp.                                         8,000        235,840
CIGNA Corp.                                       2,500        243,550
Hartford Financial Services Group, Inc.           3,800        225,986
MBIA, Inc.                                        2,600        146,978
                                                          ------------
                                                             1,269,424
                                                          ------------
MANUFACTURING  (0.7%)
Integrated Device Technology, Inc. (b)            7,000        126,980
                                                          ------------
MEDICAL EQUIPMENT & SUPPLIES  (2.7%)
Apogent Technologies, Inc. (b)                   11,300        232,441
Genentech, Inc. (b)                               7,500        251,250
                                                          ------------
                                                               483,691
                                                          ------------
OIL & GAS  (13.1%)
BJ Services Co. (b)                               8,000        271,040
Devon Energy Corp.                                7,100        349,888
El Paso Corp.                                     7,300        150,453
ENSCO International, Inc.                        11,200        305,312
Global Santa Fe Corp.                             9,571        261,767
NiSource, Inc.                                   12,400        270,692
Phillips Petroleum Co.                            6,600        388,609
The Williams Cos., Inc.                          16,100         96,439
Weatherford International, Inc. (b)               6,200        267,840
                                                          ------------
                                                             2,362,040
                                                          ------------
PAPER & FOREST PRODUCTS  (1.3%)
Weyerhaeuser Co.                                  3,600        229,860
                                                          ------------
PHARMACEUTICALS  (7.4%)
Biogen, Inc. (b)                                  7,600        314,868
Idexx Laboratories, Inc. (b)                      8,800        226,952
IVAX Corp. (b)                                   21,600        233,280
Sicor, Inc. (b)                                  15,000        278,100
Waters Corp. (b)                                 10,400        277,680
                                                          ------------
                                                             1,330,880
                                                          ------------


                                                                              31

                        GARTMORE VARIABLE INSURANCE TRUST
                      NATIONWIDE GVIT STRATEGIC VALUE FUND
        STATEMENT OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED) (CONTINUED)

------------------------------------------------------------------------
SECURITY DESCRIPTION                              SHARES      VALUE
------------------------------------------------------------------------

COMMON STOCKS  (continued)
PRINTING & PUBLISHING  (3.3%)
E.W. Scripps Co. Class A                          4,300  $     331,100
Tribune Co.                                       6,100        265,350
                                                          ------------
                                                               596,450
                                                          ------------
RETAIL  (6.9%)
Federated Department Stores, Inc. (b)             7,800        309,660
Nordstrom, Inc.                                  11,700        265,005
Sears, Roebuck & Co.                              5,100        276,930
Stage Store, Inc. (b)                             3,500        121,590
Staples, Inc. (b)                                13,600        267,920
                                                          ------------
                                                             1,241,105
                                                          ------------
SEMICONDUCTORS  (2.0%)
Micron Technology, Inc. (b)                      11,300        228,486
Skyworks Solutions, Inc. (b)                     23,051        127,931
                                                          ------------
                                                               356,417
                                                          ------------
TELECOMMUNICATIONS  (2.1%)
ADC Telecommunications, Inc. (b)                 51,100        117,019
Sprint Corp. (PCS Group) (b)                     22,300         99,681
Telephone & Data Systems, Inc.                    2,700        163,485
                                                          ------------
                                                               380,185
                                                          ------------
TRANSPORTATION  (1.7%)
CNF, Inc.                                         8,100        307,638
                                                          ------------
Total Common Stocks                                         16,749,989
                                                          ------------

-----------------------------------------------------------------------
SECURITY DESCRIPTION                          PRINCIPAL      VALUE
-----------------------------------------------------------------------

REPURCHASE AGREEMENT  (7.1%)
Fifth Third Bank, 1.86%,
dated 06/28/02, due 07/01/02,
repurchase price $1,273,726
(Fully collateralized by
Federal National Mortgage
Association Conventional Loan)              $ 1,273,529  $   1,273,529
                                                          ------------
TOTAL REPURCHASE AGREEMENT                                   1,273,529
                                                          ------------
TOTAL INVESTMENTS
(COST $21,115,613) (a) - 100.1%                             18,023,518
LIABILITIES IN EXCESS OF
OTHER ASSETS - (0.1)%                                          (26,126)
                                                          ------------
NET ASSETS - 100.0%                                       $  17,997,392
                                                          =============

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows:

               Unrealized appreciation           $     1,204,965
               Unrealized depreciation                (4,297,060)
                                                 ----------------
               Net unrealized depreciation       $    (3,092,095)
                                                 ================

     Aggregate cost for federal income tax purposes is substantially the same.

(b)  Denotes a non-income producing security.

See notes to financial statements.

                        GARTMORE VARIABLE INSURANCE TRUST
                            COMSTOCK GVIT VALUE FUND
               STATEMENT OF INVESTMENTS JUNE 30, 2002 (UNAUDITED)

---------------------------------------------------------------------------
SECURITY DESCRIPTION                               SHARES         VALUE
---------------------------------------------------------------------------
COMMON STOCKS  (98.4%)
ADVERTISING  (1.6%)
Interpublic Group of Cos., Inc. (The)                28,700  $     710,612
                                                              ------------
BANKS  (3.6%)
Bank of America Corp.                                13,500        949,860
Citigroup, Inc.                                       9,866        382,308
PNC Bank Corp.                                          800         41,824
Suntrust Banks, Inc.                                  3,600        243,792
                                                              ------------
                                                                 1,617,784
                                                              ------------
CHEMICALS  (1.6%)
Dow Chemical Co.                                     20,600        708,228
                                                              ------------
Computer Software & Services  (5.7%)
BMC Software, Inc. (b)                                6,100        101,260
Check Point Software Technologies Ltd. (b)           17,825        241,707
Cisco Systems, Inc. (b)                              17,900        249,705
Comverse Technology, Inc. (b)                        22,800        211,128
Dell Computer Corp. (b)                               5,300        138,542
Electronic Data Systems Corp.                         2,000         74,300
Electronics for Imaging, Inc. (b)                     8,600        136,826
Hewlett-Packard Co.                                  44,389        678,264
International Business Machines Corp.                 2,400        172,800
Lexmark International Group, Inc.
Class A (b)                                           4,595        249,968
Microsoft Corp. (b)                                   2,900        158,630
SanDisk Corp. (b)                                     4,200         52,080
Sungard Data Systems (b)                              2,700         71,496
                                                              ------------
                                                                 2,536,706
                                                              ------------
Electronics  (3.2%)
Credence Systems Corp. (b)                           15,400        273,658
Flextronics International Ltd. (b)                   22,300        158,999
Jabil Circuit, Inc. (b)                              12,453        262,883
KEMET Corp. (b)                                       3,000         53,580
Sanmina Corp. (b)                                    27,500        173,525
Solectron Corp. (b)                                  82,800        509,220
                                                              ------------
                                                                 1,431,865
                                                              ------------
FINANCIAL SERVICES  (8.6%)
AMBAC Financial, Inc.                                 5,300        356,160
Capital One Financial Corp.                           4,100        250,305
Fleet Boston Corp.                                    4,900        158,515
Freddie Mac                                          22,600      1,383,120
Goldman Sachs Group, Inc.                             1,900        139,365
J.P. Morgan Chase & Co.                               6,900        234,048
Merrill Lynch & Co., Inc.                             9,200        372,600
Stilwell Financial, Inc.                             17,800        323,960
Washington Mutual, Inc.                               4,500        166,995
Wells Fargo & Co.                                     9,100        455,546
                                                              ------------
                                                                 3,840,614
                                                              ------------
FOOD & BEVERAGE  (7.9%)
Coca-Cola Enterprises, Inc.                          15,800        348,864
ConAgra, Inc.                                        20,600        569,590
Kroger Co. (b)                                       35,000        696,500
McDonald's Corp.                                     29,800        847,810
Safeway, Inc. (b)                                     8,200        239,358
Sara Lee Corp.                                       38,500        794,640
                                                              ------------
                                                                 3,496,762
                                                              ------------

---------------------------------------------------------------------------
SECURITY DESCRIPTION                               SHARES         VALUE
---------------------------------------------------------------------------
COMMON STOCKS  (continued)

HEALTHCARE  (2.2%)
Aetna                                                10,000  $     479,700
HCA, Inc.                                             3,400        161,500
Kimberly-Clark Corp.                                  5,500        341,000
                                                              ------------
                                                                   982,200
                                                              ------------
INSURANCE  (3.3%)
AON Corp.                                             6,300        185,724
Berkshire Hathaway, Inc. Class B (b)                    100        223,400
LandAmerica Financial Group, Inc.                     1,700         53,550
The Allstate Corp.                                    7,800        288,444
The Chubb Corp.                                       4,300        304,440
Torchmark Corp.                                       7,800        297,960
Unum Provident Corp.                                  5,000        127,250
                                                              ------------
                                                                 1,480,768
                                                              ------------
MANUFACTURING  (0.5%)
Cognex Corp. (b)                                     12,000        240,600
                                                              ------------
MEDICAL PRODUCTS  (7.2%)
Bristol-Myers Squibb Co.                             33,000        848,100
GlaxoSmithKline PLC ADR                               4,700        202,758
Merck & Co., Inc.                                     8,000        405,120
Pharmacia Corp.                                      19,177        718,179
Roche Hldgs Ltd.                                      4,400        332,625
Schering-Plough Corp.                                14,600        359,160
Wyeth                                                 6,400        327,680
                                                              ------------
                                                                 3,193,622
                                                              ------------
METALS & MINING  (2.3%)
Barrick Gold Corp.                                   10,700        203,193
Freeport-McMoRan
Copper & Gold, Inc. (b)                              12,000        214,200
Placer Dome, Inc.                                    17,000        190,570
United States Steel Corp.                            20,900        415,701
                                                              ------------
                                                                 1,023,664
                                                              ------------
OIL & GAS  (13.9%)
BP PLC ADR                                           28,400      1,433,916
ChevronTexaco Corp.                                   6,900        610,650
Conoco, Inc.                                         39,600      1,100,880
Diamond Offshore Drilling, Inc.                       7,900        225,150
Exelon Corp.                                         15,900        831,570
Halliburton Co.                                      83,476      1,330,607
Schlumberger Ltd.                                    13,100        609,150
                                                              ------------
                                                                 6,141,923
                                                              ------------
PAPER & FOREST PRODUCTS  (2.9%)
Boise Cascade Corp.                                   9,900        341,847
International Paper Co.                              22,100        963,118
                                                              ------------
                                                                 1,304,965
                                                              ------------
RETAIL  (8.5%)
CVS Corp.                                            13,800        422,280
Federated Department Stores, Inc. (b)                29,800      1,183,060
Gap, Inc.                                            59,800        849,160
Limited, Inc. (The)                                  20,000        426,000
Philip Morris Cos., Inc.                             10,200        445,536
The Walt Disney Co.                                  23,900        451,710
                                                              ------------
                                                                 3,777,746
                                                              ------------


                                                                              33

                        GARTMORE VARIABLE INSURANCE TRUST
                            COMSTOCK GVIT VALUE FUND
          STATEMENT OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED) (CONTINUED)

---------------------------------------------------------------------------
SECURITY DESCRIPTION                               SHARES         VALUE
---------------------------------------------------------------------------

COMMON STOCKS  (continued)
SEMICONDUCTORS  (1.4%)
Intel Corp.                                           2,000  $      36,540
Texas Instruments, Inc.                              24,000        568,800
                                                              ------------
                                                                   605,340
                                                              ------------
TELECOMMUNICATIONS  (14.6%)
Amdocs Ltd. (b)                                       3,100         23,405
Andrew Corp. (b)                                      6,700         96,011
AT&T Corp.                                           72,600        776,820
AT&T Wireless Services, Inc. (b)                      6,400         37,440
Deutsche Telekom AG ADR                              13,300        123,823
Ericsson (L.M.) Telephone Co. ADR  (b)               82,400        118,656
JDS Uniphase Corp. (b)                               98,700        263,529
Motorola, Inc.                                      106,100      1,529,961
Nokia Corp. ADR                                       9,500        137,560
Qwest Communications International, Inc.             60,300        168,840
SBC Communications, Inc.                             25,607        781,014
Sprint Corp.                                         96,070      1,019,303
Sprint Corp. (PCS Group) (b)                         34,200        152,874
Verizon Communications, Inc.                         29,859      1,198,839
                                                              ------------
                                                                 6,428,075
                                                              ------------
TRANSPORTATION & SHIPPING  (0.6%)
Burlington Northern Santa Fe Corp.                    9,600        288,000
                                                              ------------
UTILITIES  (8.8%)
American Electric Power Co., Inc.                     7,700        308,154
Constellation Energy Group, Inc.                      6,300        184,842
Duke Power Co.                                        5,300        164,830
Idacorp, Inc.                                         4,600        127,420
NSTAR                                                 1,700         76,126
Oklahoma Gas & Electric Co.                           3,100         70,866
Public Service Enterprise Group, Inc.                 5,400        233,820
Reliant Energy, Inc.                                 78,600      1,328,340
Scottish Power PLC ADR                               23,200        496,480
Southern Co.                                          6,500        178,100
TXU Corp.                                            14,300        737,165
Xcel Energy, Inc.                                     1,500         25,155
                                                              ------------
                                                                 3,931,298
                                                              ------------
TOTAL COMMON STOCKS                                             43,740,772
                                                              ------------

---------------------------------------------------------------------------
SECURITY DESCRIPTION                             PRINCIPAL       VALUE
---------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES  (1.7%)
Federal National Mortgage
Association, 1.90%, 07/01/02                    $   764,000  $     763,960
                                                              ------------
TOTAL U.S. GOVERNMENT AGENCIES                                     763,960
                                                              ------------
TOTAL INVESTMENTS
(COST $49,918,796) (a) - 100.1%                                 44,504,732
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%                     (56,982)
                                                              ------------
NET ASSETS - 100.0%                                           $ 44,447,750
                                                              ============
---------------------------------------------------------------------------

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows:

               Unrealized appreciation       $     389,659
               Unrealized depreciation          (5,803,723)
                                             --------------
               Net unrealized depreciation   $  (5,414,064)
                                             ==============

     Aggregate cost for federal income tax purposes is substantially the same.
(b)  Denotes a non-income producing security.

ADR     American Depositary Receipt.

See notes to financial statements.

                        GARTMORE VARIABLE INSURANCE TRUST
                      FEDERATED GVIT HIGH INCOME BOND FUND
               STATEMENT OF INVESTMENTS JUNE 30, 2002 (UNAUDITED)

-------------------------------------------------------------------------
SECURITY DESCRIPTION                            PRINCIPAL       VALUE
-------------------------------------------------------------------------
CORPORATE BONDS  (94.8%)
AEROSPACE & DEFENSE  (0.5%)
Alliant Techsystems, Inc.,
8.50%, 5/15/11                                $    375,000  $     393,750
Anteon Corp., Sr. Sub. Note,
12.00%, 5/15/09                                    244,000        272,060
                                                             ------------
                                                                  665,810
                                                             ------------
AUTOMOTIVE  (4.2%)
Accuride Corp., Series B, 9.25%, 2/1/08            175,000        123,375
American Axle & Manufacturing,
Sr. Sub. Note, 9.75%, 3/1/09                       700,000        745,500
Arvin Industries, Inc., 7.13%, 3/15/09             550,000        544,181
Arvinmeritor, Inc., 8.75%, 3/1/12                  200,000        213,300
Collins and Aikman Products,
11.50%, 4/15/06                                    250,000        240,000
Collins and Aikman Products,
10.75%, 12/31/11 *                                 550,000        552,750
Dana Corp., 9.00%, 8/15/11                         425,000        418,625
Lear Corp., 8.11%, 5/15/09                       2,125,000      2,188,750
Lear Corp., Series B, 7.96%, 5/15/05               100,000        102,250
Stoneridge, Inc., 11.50%, 5/1/12 *                 450,000        460,125
                                                             ------------
                                                                5,588,856
                                                             ------------
BANKING  (1.2%)
GS Escrow Corp., 7.13%, 8/1/05                   1,450,000      1,546,585
                                                             ------------
BEVERAGE & TOBACCO  (1.0%)
Constellation Brands, Inc., 8.00%, 2/15/08         550,000        566,500
Cott Beverages, Inc., 8.00%, 12/15/11              500,000        510,000
Dimon, Inc., 8.88%, 6/1/06                         100,000        101,500
Dimon, Inc., 9.63%, 10/15/11                       150,000        158,625
                                                             ------------
                                                                1,336,625
                                                             ------------
BROADCAST RADIO & TV  (5.9%)
ACME Television LLC, Series B,
10.88%, 9/30/04                                    600,000        609,000
Chancellor Media Corp., Series B,
8.13%, 12/15/07                                    600,000        585,000
Chancellor Media Corp., Sr. Sub. Note,
8.00%, 11/1/08                                   1,900,000      1,895,250
Fox Sports Networks LLC,
8.88%, 8/15/07                                     525,000        550,594
Fox Sports Networks LLC,
Sr. Disc. Note, 0.00%, 8/15/07                   1,500,000      1,535,625
Liberty Media Group, 7.75%, 7/15/09                700,000        712,201
Lin Television Corp., 8.00%, 1/15/08               200,000        201,000
Loral Cyberstar, Inc., 10.00%, 7/15/06             412,000        276,040
Panamsat Corp, 6.38%, 1/15/08                      250,000        227,368
Panamsat Corp., 8.50%, 2/1/12 *                    525,000        489,683
Sinclair Broadcast Group, 8.75%, 12/15/11          475,000        479,750
XM Satellite Radio, Inc., 14.00%, 3/15/10          250,000        143,750
                                                             ------------
                                                                7,705,261
                                                             ------------
BUILDING & DEVELOPMENT  (2.3%)
American Builders & Contractors
Supply Co., 10.63%, 5/15/07                        250,000        260,000
Associated Materials, Inc.,
9.75%, 4/15/12 *                                   475,000        491,625
Collins & Aikman Floorcove,
9.75%, 2/15/10 *                                   450,000        461,250
NCI Building Systems, Inc., Series B,
9.25%, 5/1/09                                      600,000        612,000


-------------------------------------------------------------------------
SECURITY DESCRIPTION                            PRINCIPAL       VALUE
-------------------------------------------------------------------------

CORPORATE BONDS  (continued)
BUILDING & DEVELOPMENT  (CONTINUED)
Nortek, Inc., 9.13%, 9/1/07                   $    350,000  $     357,000
WCI Communities, Inc.,
10.63%, 2/15/11                                    700,000        738,500
WCI Communities, Inc., 9.13%, 5/1/12               200,000        199,000
                                                             ------------
                                                                3,119,375
                                                             ------------
BUSINESS EQUIPMENT & SERVICES  (1.7%)
Buhrmann US, Inc., 12.25%, 11/1/09                 850,000        896,750
Global Imaging Systems, 10.75%, 2/15/07            325,000        328,250
U.S. Office Products Co., Sr. Sub.
Note, 0.00%, 6/15/08 **                            475,000          5,938
Xerox Corp., 7.20%, 4/1/16                         100,000         71,500
Xerox Corp., 9.75%, 1/15/09 *                    1,250,000      1,031,250
                                                             ------------
                                                                2,333,688
                                                             ------------
CABLE TELEVISION  (6.4%)
Charter Communications Holdings,
0.00%, 1/15/11                                   2,625,000        997,500
Charter Communications Holdings,
10.00%, 5/15/11 *                                  450,000        303,750
Charter Communications Holdings,
Sr. Disc Note, 0.00%, 4/1/11                     2,675,000      1,297,374
CSC Holdings, Inc., 7.88%, 12/15/07                850,000        692,750
CSC Holdings, Inc., 8.13%, 7/15/09                 850,000        692,750
CSC Holdings, Inc., 9.88%, 2/15/13                 250,000        196,250
Echostar Broadband Corp., Sr. Note,
10.38%, 10/1/07                                  1,100,000      1,050,499
Echostar DBS Corp., 9.38%, 2/1/09                  500,000        467,500
Lenfest Communications, Inc.,
8.25%, 2/15/08                                     100,000         97,239
NTL, Inc., 0.00%, 10/1/08 **                     1,350,000        344,250
NTL, Inc., Series B, 0.00%, 4/1/08 **            2,550,000        701,250
Pegasus Satellite, 0.00%, 3/1/07                   500,000        147,500
Quebecor Media, Inc., 0.00%, 7/15/11               425,000        248,625
Quebecor Media, Inc., 11.13%, 7/15/11              500,000        497,500
Telewest Communications PLC,
11.00%, 10/1/07                                  1,025,000        404,875
Telewest Communications PLC,
11.25%, 11/1/08                                     50,000         19,750
Telewest Communications PLC,
0.00%, 4/15/09                                     250,000         83,750
UIH Australia/Pacific, Series B,
0.00%, 5/15/06 **                                  200,000         10,500
United Pan-Europe Communications,
0.00%, 8/1/09 **                                   727,000         81,788
United Pan-Europe Communications,
0.00%, 11/1/09 **                                  875,000         98,438
                                                             ------------
                                                                8,433,838
                                                             ------------
CHEMICALS & PLASTICS  (3.3%)
Airgas, Inc., 9.13%, 10/1/11                       400,000        424,000
Compass Mineral Group, 10.00%, 8/15/11             400,000        422,000
Equistar Chemical, 10.13%, 9/1/08                  600,000        576,000
Foamex, 9.88%, 6/15/07                             450,000        402,750
Foamex, 10.75%, 4/1/09 *                           275,000        281,875
Foamex, Sr. Sub. Note, 13.50%, 8/15/05             375,000        380,625
General Chemical Industries, Sr. Note,
10.63%, 5/1/09                                     300,000        250,500
Huntsman Corp., 10.13%, 7/1/09                     325,000        287,625
Lyondell Chemical Co., 9.63%, 5/1/07               325,000        312,000


                                                                              35

                        GARTMORE VARIABLE INSURANCE TRUST
                      FEDERATED GVIT HIGH INCOME BOND FUND
         STATEMENT OF INVESTMENTS JUNE 30, 2002 (UNAUDITED) (CONTINUED)

-------------------------------------------------------------------------
SECURITY DESCRIPTION                            PRINCIPAL       VALUE
-------------------------------------------------------------------------
CORPORATE BONDS  (continued)

CHEMICALS & PLASTICS  (CONTINUED)
Lyondell Chemical Co., 10.88%, 5/1/09         $    775,000  $     678,125
Texas Petrochem Corp., 11.13%, 7/1/06              400,000        326,000
                                                             ------------
                                                                4,341,500
                                                             ------------
CLOTHING & TEXTILES  (1.3%)
GFSI, Inc., Series B, 9.63%, 3/1/07                475,000        415,625
Glenoit Corp., Sr. Sub. Note, 0.00%,
4/15/07 **                                         125,000              1
Pillowtex Corp., Sr. Sub. Note,
0.00%, 11/15/06 **                                 150,000          1,875
Pillowtex Corp., Sr. Sub. Note, Series B,
0.00%, 12/15/07 **                                 200,000          2,500
Russell Corp.,  9.25%, 5/1/10 *                    525,000        542,063
William Carter, 10.88%, 8/15/11                    650,000        711,750
                                                             ------------
                                                                1,673,814
                                                             ------------
CONGLOMERATES  (0.5%)
Eagle-Picher Industries, Inc., Sr. Sub.
Note, 9.38%, 3/1/08                                850,000        718,250
                                                             ------------
CONSUMER PRODUCTS  (5.7%)
Albecca, Inc., Sr. Sub. Note,
10.75%, 8/15/08                                    500,000        546,250
Alltrista Corp., 9.75%, 5/1/12 *                   300,000        288,000
American Achievement Corp,
11.63%, 1/1/07                                     600,000        621,000
American Greetings, 11.75%, 7/15/08                475,000        520,125
Amscan Holdings, Inc., 9.88%, 12/15/07             550,000        497,750
Armkel Finance, Inc., 9.50%, 8/15/09               625,000        646,875
Chattem, Inc., Sr. Sub. Note, Series B,
8.88%, 4/1/08                                      525,000        535,500
Diamond Brands, Inc., Sr. Disc. Note,
0.00%, 4/15/09 **                                   50,000          1,750
Icon Health & Fitness, 11.25%, 4/1/12 *            275,000        272,250
Josten's, Inc., 12.75%, 5/1/10                     450,000        488,250
Levi Straus, 11.63%, 1/15/08                       600,000        582,000
PCA International, Inc.,
11.88%, 8/1/09 *                                   275,000        273,625
Playtex Products, Inc., 9.38%, 6/1/11              550,000        588,500
Revlon Consumer Products Corp.,
8.63%, 2/1/08                                      650,000        321,750
Sealy Mattress Co., Sr. Sub. Note,
Series B, 9.88%, 12/15/07                          225,000        228,375
Sleepmaster LLC, 0.00%, 5/15/09 **                 175,000         37,625
True Temper Sports, Inc., Series B,
10.88%, 12/1/08                                    350,000        369,250
United Industries, Series B,
9.88%, 4/1/09                                      550,000        561,000
Volume Services America, Inc.,
Sr. Sub. Note, 11.25%, 3/1/09                      250,000        241,250
                                                             ------------
                                                                7,621,125
                                                             ------------
CONTAINER & GLASS PRODUCTS  (3.1%)
Graham Packaging, 5.55%, 1/15/08                   350,000        309,750
Graham Packaging, 8.75%, 1/15/08                    50,000         47,750
Huntsman Packaging Corp.,
13.00%, 6/1/10                                     725,000        761,250
Owens-Brockway Glass Container,
8.88%, 2/15/09 *                                   300,000        301,500
Owens-Illinois, Inc., 8.10%, 5/15/07               325,000        303,875
Owens-Illinois, Inc., Sr. Note,
7.15%, 5/15/05                                     850,000        777,750

-------------------------------------------------------------------------
SECURITY DESCRIPTION                            PRINCIPAL       VALUE
-------------------------------------------------------------------------
CORPORATE BONDS  (CONTINUED)

CONTAINER & GLASS PRODUCTS (CONTINUED)
 Plastipak Holdings, Inc.,
10.75%, 9/1/11                                $    375,000  $     405,000
Pliant Corp., 13.00%, 6/1/10                       325,000        341,250
Russell Stanley Holdings, Inc.,
9.00%, 11/30/08 *                                   27,976         21,052
Tekni-Plex, Inc., 12.75%, 6/15/10 *                275,000        286,000
Tekni-Plex, Inc., Sr. Sub. Note,
12.75%, 6/15/10                                    600,000        624,000
                                                             ------------
                                                                4,179,177
                                                             ------------
ECOLOGICAL SERVICES & EQUIPMENT  (3.1%)
Allied Waste North America, Inc.,
8.88%, 4/1/08                                      750,000        746,250
Allied Waste North America, Inc.,
10.00%, 8/1/09                                   1,800,000      1,786,500
Allied Waste North America, Inc.,
Sr. Note, Series B, 7.63%, 1/1/06                  950,000        923,875
Allied Waste North America, Series B,
8.50%, 12/1/08                                     225,000        222,188
Synagro Technologies, Inc., 9.50%,
4/1/09 *                                           425,000        437,750
                                                             ------------
                                                                4,116,563
                                                             ------------
ELECTRONICS  (1.5%)
Fairchild Corp., Sr. Note,
10.38%, 10/1/07                                    700,000        724,500
Ingram Micro, Inc., 9.88%, 8/15/08                 550,000        586,438
Seagate Tech, 8.00%, 5/15/09 *                     575,000        577,875
Telecommunications Techniques Co.,
Sr. Sub. Note, 9.75%, 5/15/08                      625,000        128,125
                                                             ------------
                                                                2,016,938
                                                             ------------
FOOD & DRUG RETAIL  (0.0%)
Jitney-Jungle Stores of America, Inc.,
Sr. Sub. Note, 0.00%, 9/15/07 **                   100,000              0
                                                             ------------
FOOD PRODUCTS  (3.9%)
Agrilink Foods, Inc., Sr. Note,
11.88%, 11/1/08                                    675,000        712,125
American Seafood Group LLC,
10.13%, 4/15/10 *                                  625,000        634,375
B&G Foods, Inc., 9.63%, 8/1/07 *                   300,000        310,500
Del Monte Corp., 9.25%, 5/15/11                    700,000        724,500
Eagle Family Foods, Inc.,
Series B, 8.75%, 1/15/08                           250,000        191,250
Land O Lakes, Inc., 8.75%, 11/15/11 *              625,000        590,625
Michael Foods, 11.75%, 4/1/11                      600,000        657,000
New World Pasta Co., 9.25%, 2/15/09                425,000        414,375
Pilgrim's Pride Corp., 9.63%, 9/15/11              450,000        470,250
Smithfield Foods, Inc., 8.00%, 10/15/09            550,000        556,875
                                                             ------------
                                                                5,261,875
                                                             ------------
FOOD SERVICES  (1.1%)
Advantica Restaurant Group, Inc.,
11.25%, 1/15/08                                    100,000         78,500
Buffets, Inc., 11.25%, 7/15/10 *                   275,000        274,313
Carrols Corp., Sr. Sub. Note,
9.50%, 12/1/08                                     525,000        517,125
Domino's, Inc., Sr. Sub. Note, Series B,
10.38%, 1/15/09                                    575,000        626,750
                                                             ------------
                                                                1,496,688
                                                             ------------


                                                                              36

                        GARTMORE VARIABLE INSURANCE TRUST
                      FEDERATED GVIT HIGH INCOME BOND FUND
         STATEMENT OF INVESTMENTS JUNE 30, 2002 (UNAUDITED) (CONTINUED)

-------------------------------------------------------------------------
SECURITY DESCRIPTION                            PRINCIPAL       VALUE
-------------------------------------------------------------------------
CORPORATE BONDS  (continued)

FOREST PRODUCTS  (2.9%)
Georgia Pacific Corp., 7.50%, 5/15/06         $    350,000  $     336,438
Georgia Pacific Corp., 8.13%, 5/15/11            2,025,000      1,928,812
Riverwood International Co.,
10.63%, 8/1/07                                     400,000        423,000
Riverwood International Co.,
10.88%, 4/1/08                                     375,000        392,813
Stone Container Corp., 9.75%, 2/1/11               775,000        831,187
                                                             ------------
                                                                3,912,250
                                                             ------------
GAMING  (5.7%)
Boyd Gaming Corp., 9.25%, 8/1/09                   200,000        211,000
Boyd Gaming Corp., 8.75%, 4/15/12 *                325,000        326,625
Coast Hotels and Casinos, Inc.,
9.50%, 4/1/09                                      350,000        369,250
Isle of Capri Casinos, 9.00%, 3/15/12 *            325,000        329,875
Mandalay Resort Group,
10.25%, 8/1/07                                   1,000,000      1,050,000
Mandalay Resort Group, 9.50%, 8/1/08               250,000        265,625
Mandalay Resort Group,
9.38%, 2/15/10                                     100,000        104,500
MGM Grand, Inc., 9.75%, 6/1/07                   1,475,000      1,556,125
MGM Grand, Inc., 8.50%, 9/15/10                    350,000        365,617
Park Place Entertainment,
9.38%, 2/15/07                                     200,000        210,000
Park Place Entertainment,
7.88%, 3/15/10                                     525,000        519,750
Park Place Entertainment, 8.13%,
5/15/11                                            925,000        925,000
Penn National Gaming, Inc.,
11.13%, 3/1/08                                     375,000        405,000
Sun International Hotels Ltd.,
8.88%, 8/15/11 *                                   400,000        409,000
Venitian Casino / LV Sands,
11.00%, 6/15/10 *                                  550,000        556,875
                                                             ------------
                                                                7,604,242
                                                             ------------
HEALTHCARE  (8.6%)
Advanced Medical Optics,
9.25%, 7/15/10 *                                   300,000        299,250
Alaris Medical Systems,
9.75%, 12/1/06                                     125,000        124,688
Alaris Medical Systems,
11.63%, 12/1/06                                    450,000        501,750
Alliance Imaging, 10.38%, 4/15/11                  875,000        944,999
Amerisource Bergen Corp., 8.13%,
9/1/08                                             150,000        155,250
Columbia/HCA Healthcare Corp.,
6.91%, 6/15/05                                     775,000        801,900
CONMED Corp., 9.00%, 3/15/08                       600,000        622,500
Extendicare Health Services,
9.50%, 7/1/10 *                                    350,000        354,375
Fisher Scientific International, Inc.,
9.00%, 2/1/08                                      625,000        646,875
Fisher Scientific International, Inc.,
9.00%, 2/1/08                                      525,000        543,375
Hanger Orthopedic Group,
10.38%, 2/15/09                                    450,000        473,625
Hanger Orthopedic Group, Inc.,
11.25%, 6/15/09                                    575,000        589,375
HCA, Inc., 8.75%, 9/1/10                           950,000      1,065,415
HCA, Inc., 7.88%, 2/1/11                           375,000        399,979

-------------------------------------------------------------------------
SECURITY DESCRIPTION                            PRINCIPAL       VALUE
-------------------------------------------------------------------------
CORPORATE BONDS  (continued)

HEALTHCARE  (CONTINUED)
Hudson Respiratory Care, Inc.,
0.00%, 4/15/08 **                             $    150,000  $      75,750
Insight Health Services,
9.88%, 11/1/11                                     125,000        126,250
Kinetic Concepts, Inc., Sr. Sub. Note,
Series B, 9.63%, 11/1/07                           725,000        725,000
Magellan Health Services,
9.00%, 2/15/08                                     425,000        155,125
Magellan Health Services,
9.38%, 11/15/07 *                                  450,000        348,750
Manor Care, Inc., 8.00%, 3/1/08                    575,000        598,667
Sybron Dental Specialties, Inc.,
8.13%, 6/15/12 *                                   400,000        402,000
Triad Hospitals, Inc., 8.75%, 5/1/09               250,000        261,250
US Oncology, Inc., 9.63%, 2/1/12                   325,000        318,500
Vanguard Health Systems, 9.75%, 8/1/11             350,000        365,750
Ventas Realty LP, 9.00%, 5/1/12 *                  400,000        410,000
                                                             ------------
                                                               11,310,398
                                                             ------------
HOTELS, MOTELS & INNS  (5.1%)
Courtyard By Marriott,
Series B, 10.75%, 2/1/08                           300,000        307,500
Felcor Lodging LP, 9.50%, 9/15/08                  300,000        303,000
Felcor Lodging LP, 8.50%, 6/1/11                   300,000        294,000
Florida Panthers Holdings,
Sr. Sub. Note, 9.88%, 4/15/09                      500,000        520,000
Hilton Hotels Corp., 7.63%, 5/15/08                250,000        254,368
Hilton Hotels Corp., 8.25%, 2/15/11                550,000        570,378
HMH Properties, Inc., Series C,
8.45%, 12/1/08                                     800,000        788,000
HMH Properties, Inc., Sr. Note,
Series A, 7.88%, 8/1/05                            100,000         97,250
HMH Properties, Inc., Sr. Note,
Series B, 7.88%, 8/1/08                            575,000        553,438
ITT Corp., 6.75%, 11/15/05                         900,000        889,676
Meristar Hospitality Corp.,
10.50%, 6/15/09 *                                  200,000        204,000
Meristar Hospitalty Corp.,
9.13%, 1/15/11                                     500,000        487,500
RFS Partnership, L.P.,
9.75%, 3/1/12                                      300,000        303,000
Starwood Hotels Resorts,
7.38%, 5/1/07 *                                    875,000        872,243
Starwood Hotels Resorts,
7.88%, 5/1/12 *                                    150,000        148,659
Vail Resorts, Inc., 8.75%, 5/15/09                 200,000        203,000
                                                             ------------
                                                                6,796,012
                                                             ------------
INDUSTRIAL PRODUCTS & EQUIPMENT  (3.2%)
Amphenol Corp., 9.88%, 5/15/07                     105,000        109,725
Cabot Safety Corp., Sr. Sub. Note,
12.50%, 7/15/05                                    300,000        310,500
Euramax International PLC,
11.25%, 10/1/06                                    600,000        603,000
Grey Wolf Inc., 8.88%, 7/1/07                      300,000        310,500
Hexcel Corp., 9.75%, 1/15/09                       400,000        306,000
ISG Resources, Inc., 10.00%, 4/15/08               525,000        496,125
MMI Products, Inc., Series B,
11.25%, 4/15/07                                    600,000        618,000
Neenah Corp., Series B, 11.13%, 5/1/07             400,000        232,000
Neenah Corp., Series F, 11.13%, 5/1/07             350,000        203,000


                                                                              37

                        GARTMORE VARIABLE INSURANCE TRUST
                      FEDERATED GVIT HIGH INCOME BOND FUND
         STATEMENT OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED) (CONTINUED)

-------------------------------------------------------------------------
SECURITY DESCRIPTION                            PRINCIPAL       VALUE
-------------------------------------------------------------------------
CORPORATE BONDS  (CONTINUED)

INDUSTRIAL PRODUCTS &EQUIPMENT (CONTINUED)
Unifrax Investment Corp.,
10.50%, 11/1/03                               $    450,000  $     454,500
Wesco Distribution, Inc., Sr. Sub.
Note, Series B, 9.13%, 6/1/08                      700,000        686,000
                                                             ------------
                                                                4,329,350
                                                             ------------
Leisure & Entertainment  (2.6%)
AMF Bowling Worldwide, Inc.,
13.00%, 2/28/08 *                                  525,000        569,625
Premier Parks, Inc., 9.75%, 6/15/07                525,000        543,375
Premier Parks, Inc., 0.00%, 4/1/08               1,825,000      1,761,125
Regal Cinemas, Inc., 9.38%, 2/1/12 *               625,000        653,125
                                                             ------------
                                                                3,527,250
                                                             ------------
MACHINERY & EQUIPMENT  (2.6%)
Agco Corp., 9.50%, 5/1/08                          750,000        798,750
Briggs & Stratton Corp., 8.88%, 3/15/11            350,000        369,250
Clark Materials Handling, Inc.,
Sr. Note, Series D, 0.00%, 11/15/06 **             100,000             10
Columbus Mckinnon Corp., Sr. Sub.
Note, 8.50%, 4/1/08                                600,000        549,000
Simonds Industries, Inc., 10.25%, 7/1/08           450,000        137,250
United Rentals, Inc., 10.75%, 4/15/08            1,275,000      1,364,250
United Rentals, Inc., Sr. Sub. Note,
Series B, 9.00%, 4/1/09                            250,000        242,500
                                                             ------------
                                                                3,461,010
                                                             ------------
OIL & GAS  (4.1%)
Amerigas Partners, 8.88%, 5/20/11                  175,000        182,875
BRL Universal Equipment,
8.88%, 2/15/08                                     250,000        253,750
Compton Petroleum Corp.,
9.90%, 5/15/09 *                                   425,000        437,363
Continental Resources, Inc.,
Sr. Sub. Note, 10.25%, 8/1/08                      575,000        520,375
Dresser, Inc., 9.38%, 4/15/11                      475,000        486,875
Forest Oil Corp., Sr. Sub. Note,
10.50%, 1/15/06                                    375,000        399,375
Hanover Equipment Trust,
8.75%, 9/1/11 *                                    450,000        425,250
Lone Star Technologies, Inc.,
9.00%, 6/1/11                                      450,000        432,000
Magnum Hunter Resources,
9.60%, 3/15/12 *                                   250,000        257,500
Petroleum Helicoptors, 9.38%, 5/1/09               475,000        491,625
Pogo Producing Co., Series B,
10.38%, 2/15/09                                    475,000        513,000
Swift Energy Co., 9.38%, 5/1/12                    325,000        310,375
Tesoro Petroleum Corp., 9.63%, 11/1/08             875,000        818,125
                                                             ------------
                                                                5,528,488
                                                             ------------
PRINTING & PUBLISHING  (2.9%)
Advanstar Communications, Inc.,
12.00%, 2/15/11                                    625,000        509,375
Advanstar, Inc., Series B, 0.00%,
10/15/11                                           150,000         64,125
American Media Operation,
10.25%, 5/1/09                                     650,000        685,750
Belo Corp., 8.00%, 11/1/08                         300,000        312,138
Block Communications, Inc.,
9.25%, 4/15/09 *                                   225,000        225,000
Hollinger International, Inc.,
Sr. Sub. Note, 9.25%, 3/15/07                      225,000        233,438

-------------------------------------------------------------------------
SECURITY DESCRIPTION                            PRINCIPAL       VALUE
-------------------------------------------------------------------------

CORPORATE BONDS  (continued)
PRINTING & PUBLISHING (CONTINUED)
Vertis, Inc., 10.88%, 6/15/09 *               $    500,000  $     497,500
Von Hoffman Corp., 10.25%, 3/15/09 *               250,000        257,500
Yell Finance BV, 0.00%, 8/1/11                     825,000        577,500
Yell Finance BV, 10.75%, 8/1/11                    425,000        469,625
Ziff Davis Media, Inc., 12.00%, 7/15/10            100,000         25,500
                                                             ------------
                                                                3,857,451
                                                             ------------
RETAILERS  (1.6%)
Advance Stores Co., Inc.,
10.25%, 4/15/08                                    375,000        395,625
J.C. Penney & Co., Inc., 7.38%, 6/15/04            475,000        475,594
J.C. Penney & Co., Inc., 7.60%, 4/1/07             650,000        642,687
Michaels Stores, Inc., 9.25%, 7/1/09               400,000        428,000
United Auto Group, Inc.,
9.63%, 3/15/12 *                                   200,000        204,000
                                                             ------------
                                                                2,145,906
                                                             ------------
SERVICES  (0.6%)
American Tower Corp., 9.38%, 2/1/09                200,000        110,000
Coinmach Corp., 9.00%, 2/1/10 *                    300,000        301,500
Sitel Corp., Sr. Sub. Note, 9.25%, 3/15/06         475,000        444,125
                                                             ------------
                                                                  855,625
                                                             ------------
STEEL  (0.4%)
Republic Technologies International,
0.00%, 7/15/09 **                                  200,000         13,500
Ryerson Tull, Inc., 9.13%, 7/15/06                 525,000        517,125
                                                             ------------
                                                                  530,625
                                                             ------------
SURFACE TRANSPORTATION  (1.0%)
Allied Holdings, Inc., Sr. Note,
Series B, 8.63%, 10/1/07                           400,000        314,000
Holt Group, 0.00%, 1/15/06 **                       50,000          1,750
Stena AB, 10.50%, 12/15/05                         175,000        180,250
Stena AB, 8.75%, 6/15/07                           800,000        788,000
                                                             ------------
                                                                1,284,000
                                                             ------------
TELECOMMUNICATIONS & CELLULAR  (3.1%)
Airgate PCS, Inc., 0.00%, 10/1/09                  750,000        153,750
Alamosa PCS Holdings, Inc.,
0.00%, 2/15/10                                   1,200,000        186,000
Call-Net Enterprises, Inc.,
10.63%, 12/31/08                                   214,177         61,040
Dolphin Telecom PLC, Series B,
0.00%, 5/15/09 **                                  300,000          1,530
Global Crossing Holding Ltd.,
0.00%, 11/15/09 **                                 950,000         11,875
Horizon PCS, Inc., 13.75%, 6/15/11 *               425,000        142,375
Millicom International Cellular SA,
13.50%, 6/1/06                                     600,000        213,000
Nextel Communications, Inc.,
0.00%, 9/15/07                                   1,000,000        550,000
Nextel Communications, Inc.,
0.00%, 2/15/08                                   1,075,000        499,875
Nextel Communications, Inc.,
9.38%, 11/15/09                                  1,775,000        909,687
Nextel Partners, Inc., 0.00%, 2/1/09                81,000         21,465
Nextel Partners, Inc., 12.50%, 11/15/09            275,000        116,875
Nextel Partners, Inc., 11.00%, 3/15/10             450,000        182,250
Rogers Cantel, Inc., 8.80%, 10/1/07                150,000        111,750
Tritel PCS, Inc., 0.00%, 5/15/09                   504,000        404,460
Triton PCS, Inc., Sr. Sub. Note,
0.00%, 5/1/08                                      300,000        184,500
Viatel, Inc., 0.00%, 4/15/08                       625,000          2,188


                                                                              38

                        GARTMORE VARIABLE INSURANCE TRUST
                      FEDERATED GVIT HIGH INCOME BOND FUND
         STATEMENT OF INVESTMENTS JUNE 30, 2002 (UNAUDITED) (CONTINUED)

-------------------------------------------------------------------------
SECURITY DESCRIPTION                            PRINCIPAL       VALUE
-------------------------------------------------------------------------

CORPORATE BONDS  (CONTINUED)
TELECOMMUNICATIONS &CELLULAR (CONTINUED)
 Voicestream Wireless Corp.,
0.00%, 11/15/09                               $    569,000  $     371,273
                                                             ------------
                                                                4,123,893
                                                             ------------
UTILITIES  (3.7%)
Caithness Coso Fund, Sr. Note,
Series B, 9.05%, 12/15/09                          849,850        871,096
Calpine Corp., 8.50%, 5/1/08                     1,125,000        759,375
Calpine Corp., 8.50%, 2/15/11                    2,450,000      1,629,250
CMS Energy Corp., 8.90%, 7/15/08                   475,000        372,875
CMS Energy Corp., 8.50%, 4/15/11                   400,000        312,000
CMS Energy Corp., Sr. Note,
7.50%, 1/15/09                                     525,000        433,125
El Paso Electric Co., Series E,
9.40%, 5/1/11                                      475,000        521,830
                                                             ------------
                                                                4,899,551
                                                             ------------
TOTAL CORPORATE BONDS                                         126,322,019
                                                             ------------

-------------------------------------------------------------------------
SECURITY DESCRIPTION                             SHARES         VALUE
-------------------------------------------------------------------------

COMMON STOCKS  (0.1%)
CONTAINER & GLASS PRODUCTS  (0.0%)
Russell Stanley Holdings, Inc.                       4,000              0
                                                             ------------
LEISURE & ENTERTAINMENT  (0.0%)
AMF Bowling Worldwide, Inc.                            353          9,355
                                                             ------------
METALS & MINING  (0.1%)
Horizon Natural Resources Co.                       15,143        185,501
                                                             ------------
TELECOMMUNICATIONS & CELLULAR  (0.0%)
Call-Net Enterprises, Inc. Class B                  10,292          4,117
                                                             ------------
TOTAL COMMON STOCKS                                               198,973
                                                             ------------
PREFERRED STOCKS  (1.2%)
Broadcast Radio & TV  (0.8%)
Sinclair Broadcast Group, Inc., PIK,
HYTOPS, 11.63%                                      10,175      1,040,393
                                                             ------------
CABLE TELEVISION  (0.0%)
Pegasus Communications, 12.75%                           0             32
                                                             ------------
HEALTHCARE  (0.0%)
River Holdings Corp., Series B, PIK, 11.50%            781         10,544
                                                             ------------
PRINTING & PUBLISHING  (0.4%)
Primedia, Inc., Series D, 10.00%                     2,625        101,063
Primedia, Inc., Series E, 9.20%                      8,000        292,000
Primedia, Inc., Series H, 8.63%                      3,650        125,925
                                                             ------------
                                                                  518,988
                                                             ------------
TELECOMMUNICATIONS & CELLULAR  (0.0%)
McLeodUSA, Inc., Series A, 2.50%                     4,671         17,516
Nextel Communications, Inc.,
Series E, PIK, 11.13%                                  179         38,485
                                                             ------------
                                                                   56,001
                                                             ------------
TOTAL PREFERRED STOCKS                                          1,625,958
                                                             ------------

-------------------------------------------------------------------------
SECURITY DESCRIPTION                             SHARES         VALUE
-------------------------------------------------------------------------

WARRANTS  (0.0%)
BROADCAST RADIO & TV  (0.0%)
Loral Space & Communications,
expiring 12/26/06                                    4,070  $       2,442
XM Satellite Radio, expiring  03/15/10 *               300          2,325
                                                             ------------
                                                                    4,767
                                                             ------------
CONSUMER PRODUCTS  (0.0%)
Jostens Inc., expiring 05/01/10 *                      300          3,075
                                                             ------------
CONTAINER & GLASS PRODUCTS  (0.0%)
Pliant Corp., expiring 06/01/10 *                      275            550
                                                             ------------
LEISURE & ENTERTAINMENT  (0.0%)
AMF Bowling Worldwide, Inc.
Class A, expiring 03/09/09                             830          4,980
AMF Bowling Worldwide, Inc.
Class B, expiring 03/09/09                             811          4,055
                                                             ------------
                                                                    9,035
                                                             ------------
PRINTING & PUBLISHING  (0.0%)
Advanstar Holdings Corp., expiring 10/15/11            150              0
                                                             ------------
STEEL  (0.0%)
Republic Technologies, expiring 07/15/09               200              0
                                                             ------------
TELECOMMUNICATIONS & CELLULAR  (0.0%)
McLeodUSA, Inc., expiring 04/16/07                  10,348          1,345
                                                             ------------
TOTAL WARRANTS                                                     18,772
                                                             ------------

-------------------------------------------------------------------------
SECURITY DESCRIPTION                            PRINCIPAL       VALUE
-------------------------------------------------------------------------

REPURCHASE AGREEMENT  (1.7%)
Fifth Third Bank, 1.86%, dated 6/28/02
due 7/1/02, repurchase price $2,302,339
(Fully collateralized by Freddie
Mac Securities)                               $  2,301,982      2,301,982
                                                             ------------
TOTAL REPURCHASE AGREEMENT                                      2,301,982
                                                             ------------
TOTAL INVESTMENTS
(COST $147,481,133) (a) - 97.8%                               130,467,704
OTHER ASSETS IN
EXCESS OF LIABILITIES - 2.2%                                    2,949,505
                                                             ------------
NET ASSETS - 100.0%                                          $133,417,209
                                                             ============

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows:

             Unrealized appreciation       $    3,798,589
             Unrealized depreciation          (20,812,018)
                                           ---------------
             Net unrealized depreciation   $  (17,013,429)
                                           ===============

     Aggregate cost for federal income tax purposes is substantially the same.

* Represents a restricted security acquired and eligible for resale under Rule 144A, which limits the resale to certain qualified buyers.

**   Bond in default.

HYTOPS     High Yield Trust Offered Preferred Securities

PIK     Paid-In-Kind

See notes to financial statements.

                        GARTMORE VARIABLE INSURANCE TRUST
                        MAS GVIT MULTI SECTOR BOND FUND
               STATEMENT OF INVESTMENTS JUNE 30, 2002 (UNAUDITED)

---------------------------------------------------------------------
SECURITY DESCRIPTION                         PRINCIPAL       VALUE
---------------------------------------------------------------------
CORPORATE BONDS  (33.6%)
AEROSPACE / DEFENSE  (0.8%)
Lockheed Martin,
7.75%, 05/01/26                            $   125,000  $     138,421
Raytheon Co., 8.20%, 03/01/06                  180,000        198,497
Raytheon Co., 6.15%, 11/01/08                  100,000        102,642
Raytheon Co., 8.30%, 03/01/10                  365,000        416,014
Systems 2001 Asset Trust,
6.66%, 09/15/13*                               639,008        678,890
                                                         ------------
                                                            1,534,464
                                                         ------------
AIRLINES  (0.5%)
Air Canada, 10.25%, 03/15/11                   325,000        254,313
Continental Airlines, Inc., 6.90%,
01/02/18                                       378,090        373,781
US Airways, Inc., 7.08%, 03/20/21              250,182        256,154
                                                         ------------
                                                              884,248
                                                         ------------
AUTO PARTS & EQUIPMENT  (0.8%)
Arvinmeritor, Inc., 6.63%, 06/15/07             85,000         84,879
Arvinmeritor, Inc., 8.75%, 03/01/12            300,000        321,557
Collins & Aikman Products, Inc.,
11.50%, 04/15/06                                60,000         56,850
Collins & Aikman Products, Inc.,
10.75%, 12/31/11*                              305,000        306,525
Dana Corp., 9.00%, 08/15/11                    380,000        374,301
Dura Operating Corp.,
8.63%, 04/15/12*                               170,000        170,850
Lear Corp., 8.11%, 05/15/09                    170,000        174,250
                                                         ------------
                                                            1,489,212
                                                         ------------
AUTOMOTIVE  (0.4%)
Daimler Chrysler NA Holdings,
8.50%, 01/18/31                                625,000        690,958
Ford Motor Co., 6.63%, 10/01/28                 75,000         63,242
                                                         ------------
                                                              754,200
                                                         ------------
BANKING  (1.0%)
Bank One Corp., 6.00%, 02/17/09                295,000        302,536
Chase Manhattan Corp., 7.00%, 11/15/09         240,000        254,609
JP Morgan Chase & Co.,
5.35%, 03/01/07                                355,000        359,404
KFW International Finance,
2.05%, 09/21/09 (JPY)                       94,000,000        859,601
Sudwest Landes Bank, 17.50%, 05/05/03          180,000         47,309
                                                         ------------
                                                            1,823,459
                                                         ------------
BROADCAST MEDIA  (1.5%)
AOL Time Warner, Inc., 7.63%, 04/15/31         520,000        455,316
Clear Channel Communications,
7.65%, 09/15/10                                305,000        311,827
Echostar DBS Corp., 9.38%, 02/01/09            200,000        185,000
News America, Inc., 8.88%, 04/26/23            615,000        651,534
News America, Inc., 7.28%, 06/30/28            105,000         93,451
Nextmedia Operating, Inc.,
10.75%, 07/01/11*                              175,000        176,750
Salem Communications
Holding Corp., 9.00%, 07/01/11                 350,000        353,500
Time Warner, Inc., 7.57%, 02/01/24             150,000        133,338
Time Warner, Inc., 6.63%, 05/15/29             240,000        187,116
Young Broadcasting, Inc.,
10.00%, 03/01/11                               305,000        269,925
                                                         ------------
                                                            2,817,757
                                                         ------------

---------------------------------------------------------------------
SECURITY DESCRIPTION                         PRINCIPAL       VALUE
---------------------------------------------------------------------
CORPORATE BONDS  (CONTINUED)
Cable  (1.2%)
British Sky Broadcasting Group,
6.88%, 02/23/09                            $   325,000  $     298,959
British Sky Broadcasting Group,
8.20%, 07/15/09                                520,000        511,169
Callahan Nordrhein-Westf,
14.00%, 07/15/10                               650,000         26,000
Charter Communication Holdings,
0/13.50%, 01/15/11                             105,000         39,375
Charter Communications Holdings,
0/11.75%, 05/15/11                             370,000        129,500
Charter Communications, LLC,
Series B, 10.25%, 01/15/10                     350,000        238,000
Comcast Cable Communication, Inc.,
6.75%, 01/30/11                                535,000        477,855
CSC Holdings, Inc., 7.25%, 07/15/08            425,000        343,479
TCI Communications, Inc.,
7.88%, 02/15/26                                155,000        137,749
United Pan-Europe Communications,
0.00%, 08/01/09*****                           350,000         45,500
                                                         ------------
                                                            2,247,586
                                                         ------------
CHEMICALS / PLASTICS  (0.7%)
Equistar Chemical, 10.13%, 09/01/08            325,000        310,375
Huntsman Corp., 10.13%, 07/01/09               360,000        322,200
ISP Holdings, Inc., 10.63%, 12/15/09*          410,000        405,900
Lyondell Chemical Co., 9.63%, 05/01/07         110,000        105,050
Millennium America, Inc.,
9.25%, 06/15/08                                110,000        112,200
                                                         ------------
                                                            1,255,725
                                                         ------------
COMPUTERS / HARDWARE  (0.2%)
Sun Microsystems, Inc., 7.65%, 08/15/09        385,000        406,456
                                                         ------------
Construction & Building Materials  (1.2%)
Beazer Homes USA, 8.63%, 05/15/11              425,000        431,375
Centex Corp, 7.88%, 02/01/11                   285,000        310,045
Centex Corp., 7.50%, 01/15/12                  160,000        170,880
Kennametal, Inc., 7.20%, 06/15/12              130,000        129,905
Pulte Homes, Inc., 7.88%, 08/01/11             385,000        405,472
Schuler Homes, 9.38%, 07/15/09                 250,000        255,000
Toll Brothers, Inc., 8.25%, 02/01/11           450,000        452,250
                                                         ------------
                                                            2,154,927
                                                         ------------
DIVERSIFIED  (0.0%)
Murrin Murrin Holdings, 9.38%, 08/31/07        125,000         33,750
                                                         ------------
ELECTRONIC COMPONENTS  (0.1%)
Stoneridge, Inc., 11.50%, 05/01/12*            100,000        101,000
                                                         ------------
ENTERTAINMENT  (0.5%)
Horseshoe Gaming Holdings,
8.63%, 05/15/09                                550,000        559,625
International Game Technology,
8.38%, 05/15/09                                370,000        390,350
                                                         ------------
                                                              949,975
                                                         ------------
ENVIRONMENTAL CONTROLS  (1.3%)
Allied Waste North America,
8.88%, 04/01/08                                575,000        563,500
Honeywell International, 6.13%, 11/01/11       410,000        419,456
Republic Services, Inc., 6.75%, 08/15/11       280,000        288,417
Waste Management, Inc., 7.13%, 10/01/07        450,000        468,795
Waste Management, Inc., 7.38%, 08/01/10        595,000        617,818
                                                         ------------
                                                            2,357,986
                                                         ------------

                        GARTMORE VARIABLE INSURANCE TRUST
                        MAS GVIT MULTI SECTOR BOND FUND
        STATEMENT OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED) (CONTINUED)


========================================================================
SECURITY DESCRIPTION                           PRINCIPAL        VALUE
========================================================================
CORPORATE BONDS  (continued)

FINANCIAL SERVICES  (4.1%)
Case Credit Corp., 6.13%, 02/15/03             $  250,000  $     245,410
CIT Group, Inc., 5.63%, 05/17/04                  100,000         95,946
CIT Group, Inc., 6.50%, 02/07/06                   95,000         92,110
CIT Group, Inc., 7.75%, 04/02/12                   90,000         88,598
Citigroup, Inc., 6.00%, 02/21/12                  215,000        215,870
Farmers Exchange Capital,
7.05%, 07/15/28*                                  400,000        296,693
Ford Motor Credit Co., 7.38%, 10/28/09            850,000        879,924
Ford Motor Credit Co., 7.25%, 10/25/11            185,000        185,887
General Electric Capital Corp.,
6.75%, 03/15/32                                   685,000        672,857
General Motors Acceptance Corp.,
6.88%, 09/15/11                                   320,000        317,701
General Motors Acceptance Corp.,
8.00%, 11/01/31                                   305,000        311,939
Goldman Sachs Group, 6.88%, 01/15/11              665,000        689,434
Goldman Sachs Group, 6.60%, 01/15/12              145,000        147,698
GS Escrow Corp., 7.13%, 08/01/05                  360,000        384,475
Household Finance Corp.,
6.40%, 06/17/08                                   150,000        150,479
Household Finance Corp.,
5.88%, 02/01/09                                   345,000        331,457
Household Finance Corp.,
8.00%, 07/15/10                                   250,000        264,055
John Hancock, 7.38%, 02/15/24                     545,000        567,536
Merrill Lynch & Co., 6.00%, 11/15/04               30,000         31,416
Prudential Holdings, LLC,
7.25%, 12/18/23*                                1,165,000      1,224,311
Prudential Holdings, LLC,
8.70%, 12/18/23*                                  520,000        564,216
                                                            ------------
                                                               7,758,012
                                                            ------------
FOOD PRODUCTS / SERVICES  (1.1%)
Kroger Co., 8.00%, 09/15/29                       240,000        264,270
Kroger Co., 7.50%, 04/01/31                       455,000        473,671
Smithfield Foods, Inc., 7.63%, 02/15/08           800,000        797,999
Smithfield Foods, Inc., 8.00%, 10/15/09           425,000        431,375
                                                            ------------
                                                               1,967,315
                                                            ------------
FORESTRY  (0.2%)
Tembec Industries, Inc., 8.50%, 02/01/11          425,000        437,750
                                                            ------------
HEALTHCARE/HEALTHCARE SERVICES  (2.2%)
Aetna, Inc., 7.88%, 03/01/11                      470,000        495,059
HCA, Inc., 6.91%, 06/15/05                        200,000        208,673
HCA, Inc., 8.75%, 09/01/10                        500,000        564,232
Health Net, Inc., 8.38%, 04/15/11                 840,000        933,911
Healthsouth Corp., 8.38%, 10/01/11                480,000        501,600
Healthsouth Corp., 7.63%, 06/01/12*               535,000        529,981
Manor Care, Inc., 8.00%, 03/01/08                 490,000        505,313
Tenet Healthcare Corp., 6.88%, 11/15/31           305,000        300,240
                                                            ------------
                                                               4,039,009
                                                            ------------
HOTELS / CASINOS  (2.2%)
Harrahs Entertainment, 8.00%, 02/01/11            625,000        676,040
HMH Properties, Inc., Series A,
7.88%, 08/01/05                                   250,000        243,750
HMH Properties, Inc., Series B, 7.88%,
08/01/08                                          300,000        285,750
HMH Properties, Inc., Series C,
8.45%, 12/01/08                                   125,000        122,500


========================================================================
SECURITY DESCRIPTION                           PRINCIPAL        VALUE
========================================================================
CORPORATE BONDS  (continued)

HOTELS / CASINOS  (continued)
Hyatt Equities, LLC,, 6.88%, 06/15/07          $  130,000  $     130,561
Park Place Entertainment,
7.88%, 12/15/05                                   350,000        350,875
Park Place Entertainment,
7.50%, 09/01/09                                 1,165,000      1,148,475
Starwood Hotels & Resorts,
7.38%, 05/01/07*                                  150,000        147,563
Starwood Hotels & Resorts,
7.88%, 05/01/12*                                  340,000        333,200
Station Casinos, Inc., 8.88%, 12/01/08            375,000        380,625
Station Casinos, Inc., 9.88%, 07/01/10            200,000        211,500
Venitian Casino / LV Sands,
11.00%, 06/15/10*                                 150,000        150,938
                                                            ------------
                                                               4,181,777
                                                            ------------
INSURANCE  (1.8%)
AIG Sunamerica Global Finance,
6.90%, 03/15/32*                                  605,000        628,083
Anthem Insurance, 9.13%, 04/01/10*                240,000        271,228
Anthem Insurance, 9.00%, 04/01/27*                170,000        191,772
AXA Financial, Inc., 7.75%, 08/01/10              460,000        514,340
Cigna Corp., 6.38%, 10/15/11                      375,000        386,987
Farmers Insurance Exchange,
8.63%, 05/01/24*                                  250,000        221,249
Hartford Financial Services,
7.90%, 06/15/10                                   350,000        392,280
Hartford Life, 7.38%, 03/01/31                    110,000        117,193
Metropolitan Life Insurance Co.,
7.80%, 11/01/25*                                  515,000        555,723
                                                            ------------
                                                               3,278,855
                                                            ------------
INTERNET  (0.1%)
Exodus Communications, Inc.,
11.63%, 07/15/10*****                             335,000         55,275
PSINet, Inc., Series B, 10.00%,
02/15/05*****                                     525,000         50,531
PSINet, Inc., Series B,
11.00%, 08/01/09*****                             350,000         34,125
Rhythms Netconnection,
14.00%, 02/15/10*****                             400,000         22,000
                                                            ------------
                                                                 161,931
                                                            ------------
MACHINERY - CONSTRUCTION / MINING  (0.1%)
Case Corp., Series B, 6.25%, 12/01/03             250,000        244,021
                                                            ------------
MANUFACTURING  (0.7%)
Flowserve Corp., 12.25%, 08/15/10                 179,000        202,270
Louisiana Pacific Corp.,
10.88%, 11/15/08                                  265,000        291,500
Louisiana Pacific Corp., 8.88%, 08/15/10          120,000        130,663
Pacifica Papers, Inc., 10.00%, 03/15/09           400,000        424,999
Tyco International Group SA,
6.75%, 02/15/11                                   240,000        186,377
Tyco International Group SA,
6.38%, 10/15/11                                   190,000        145,447
                                                            ------------
                                                               1,381,256
                                                            ------------
MEDICAL - WHOLESALE DRUG DISTRIBUTORS  (0.3%)
Amerisourcebergen Corp.,
8.13%, 09/01/08                                   520,000        536,900
                                                            ------------

                      GARTMORE VARIABLE INSURANCE TRUST
                      MAS GVIT MULTI SECTOR BOND FUND
       STATEMENT OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED) (CONTINUED)


=====================================================================
SECURITY DESCRIPTION                         PRINCIPAL      VALUE
=====================================================================
CORPORATE BONDS  (continued)

OIL & GAS  (2.3%)
Chesapeake Energy Corp., 8.13%,
04/01/11                                      $700,000  $     687,750
Conoco, Inc., 6.95%, 04/15/29                  265,000        270,824
Consolidated Natural Gas,
6.25%, 11/01/11                                165,000        165,444
Husky Oil Ltd., 8.90%, 08/15/28                600,000        641,642
Magnum Hunter Resources,
9.60%, 03/15/12*                                45,000         46,350
Pemex Master Trust, 8.63%, 02/01/22*           190,000        185,725
Pemex Project Funding Master Trust,
9.13%, 10/13/10                                220,000        231,000
Petroleos Mexicanos, 9.50%, 09/15/27           300,000        326,250
RAS Laffan Liquid Natural Gas,
8.29%, 03/15/14*                               340,000        361,250
Stone Energy Corp., 8.25%, 12/15/11            260,000        260,000
Tesoro Petroleum Corp., 9.63%, 04/01/12*       540,000        494,100
Vintage Petroleum, Inc., 7.88%, 05/15/11       700,000        633,500
                                                         ------------
                                                            4,303,835
                                                         ------------
PACKAGING / CONTAINERS  (0.6%)
Norampac, Inc., 9.50%, 02/01/08                270,000        287,550
Owens-Illinois, Inc., 7.35%, 05/15/08          175,000        157,500
Owens-Illinois, Inc., 7.50%, 05/15/10          620,000        554,900
Riverwood International Co.,
10.88%, 04/01/08                               105,000        109,200
                                                         ------------
                                                            1,109,150
                                                         ------------
PAPER & FOREST PRODUCTS  (0.3%)
Abitibi-Consolidated, Inc., 8.55%, 08/01/10     80,000         83,504
Abitibi-Consolidated, Inc., 8.85%, 08/01/30     85,000         83,098
Meadwestvaco Corp., 6.85%, 04/01/12            170,000        178,477
Pindo Deli Financial Mauritius,
10.75%, 10/01/07*****                          570,000        131,100
Tjiwi Kimia Finance Mauritius,
10.00%, 08/01/04*****                          195,000         46,800
Tjiwi Kimia International BV,
13.25%, 08/01/01*****                          420,000        100,800
                                                         ------------
                                                              623,779
                                                         ------------
PRINTING & PUBLISHING  (0.5%)
Mail-Well I Corp., 9.63%, 03/15/12*            325,000        326,625
Primedia, Inc., 8.88%, 05/15/11                575,000        431,250
Quebecor Media, Inc., 0.00%, 07/15/11          225,000        131,625
Quebecor Media, Inc., 11.13%, 07/15/11          90,000         88,650
                                                         ------------
                                                              978,150
                                                         ------------
REAL ESTATE  (1.0%)
EOP Operating LP, 7.25%, 06/15/28              275,000        264,157
EOP Operating LP, 7.50%, 04/19/29              200,000        196,793
Istar Financial, Inc., 8.75%, 08/15/08         330,000        327,113
Simon Debartolo Property,
6.38%, 11/15/07                                345,000        353,967
Vornado Realty, 5.63%, 06/15/07,
5.63%, 06/15/07                                155,000        154,134
World Financial, 6.91%, 09/01/13*              477,878        495,664
                                                         ------------
                                                            1,791,828
                                                         ------------
RENTAL AUTO/EQUIPMENT  (0.2%)
Hertz Corp., 7.63%, 08/15/07                   265,000        275,860
Hertz Corp., 7.40%, 03/01/11                    90,000         88,692
                                                         ------------
                                                              364,552
                                                         ------------


=====================================================================
SECURITY DESCRIPTION                         PRINCIPAL      VALUE
=====================================================================
CORPORATE BONDS  (continued)

RESORTS & THEME PARKS  (0.2%)
Six Flags, Inc., 8.88%, 02/01/10*             $330,000  $     328,350
                                                         ------------
RETAIL  (0.4%)
Federated Department Stores,
6.30%, 04/01/09                                150,000        152,496
Federated Department Stores,
6.90%, 04/01/29                                260,000        251,059
Lowe's Company, Inc., 6.50%, 03/15/29          400,000        384,311
                                                         ------------
                                                              787,866
                                                         ------------
STEEL MANUFACTURING / PRODUCTS  (0.1%)
National Steel Corp., Series
D, 9.88%, 03/01/09*****                        400,000        148,000
                                                         ------------
TELECOMMUNICATIONS  (2.9%)
Alltel Corp, 7.00%, 07/01/12                   145,000        144,678
American Cellular Corp., 9.50%, 10/15/09       675,000        121,500
AT&T Corp., 7.30%, 11/15/11*                    80,000         66,400
AT&T Corp., 8.00%, 11/15/31*                   545,000        427,825
AT&T Wireless Services, Inc.,
8.75%, 03/01/31                                495,000        382,284
Centennial Cellular Corp.,
10.75%, 12/15/08                               525,000        252,000
Echostar DBS Corp., 9.13%, 01/15/09*           440,000        402,600
Focal Communications Corp.,
11.88%, 01/15/10                               487,000         77,920
Global Crossing Holdings, Ltd.,
8.70%, 08/01/07*****                           750,000          7,500
Global Crossing Holdings, Ltd.,
9.63%, 05/15/08*****                           300,000          3,000
GTE Corp., 6.94%, 04/15/28                     435,000        388,368
Hyperion Telecommunications,
13.00%, 04/15/03*****                          625,000             63
Metromedia Fiber Network, Inc.,
10.00%, 12/15/09                               550,000          5,500
Netia Holdings II BV,
13.13%, 06/15/09*****                          100,000         16,000
Nextel Communications, Inc.,
0.00%, 09/15/07                                685,000        373,325
Nextel Communications, Inc.,
0.00%, 10/31/07                                325,000        162,500
Nextel Communications, Inc.,
9.38%, 11/15/09                                310,000        157,325
Nextlink Communications, Inc.,
0/12.25%, 06/01/09*****                        350,000          5,250
Nextlink Communications, Inc.,
10.75%, 11/15/08*****                          500,000         12,500
NTL Communications Corp.,
11.88%, 10/01/10*****                          300,000         79,500
NTL, Inc., Series B,
0/9.75%, 04/01/08*****                         975,000        214,500
Primus Telecommunications Group,
11.25%, 01/15/09                                90,000         48,600
Primus Telecommunications Group,
12.75%, 10/15/09                               285,000        153,900
PTC International Finance BV,
0.00%, 07/01/07                                475,000        484,499
Qwest Capital Funding,
7.90%, 08/15/10                                410,000        231,650
RCN Corp., 0/11.13%, 10/15/07                  775,000        178,250
RSL Communications, PLC,
12.25%, 11/15/06*****                          275,000          5,500

                        GARTMORE VARIABLE INSURANCE TRUST
                        MAS GVIT MULTI SECTOR BOND FUND
         STATEMENT OF INVESTMENTS JUNE 30, 2002 (UNAUDITED) (CONTINUED)


===================================================================
SECURITY DESCRIPTION                       PRINCIPAL      VALUE
===================================================================
CORPORATE BONDS  (continued)

TELECOMMUNICATIONS  (CONTINUED)
RSL Communications, PLC,
9.10%, 03/01/08*****                      $  605,000  $      12,100
Sprint Cap Corp., 8.38%, 03/15/12*           390,000        323,097
Telewest Communications PLC,
11.00%, 10/01/07                             150,000         60,000
Telewest Communications PLC,
0.00%, 04/15/09                              775,000        232,500
Telus Corp., 8.00%, 06/01/11                 105,000         87,246
Verizon New England, 6.50%, 09/15/11         190,000        185,807
WinStar Communications,
14.75%, 04/15/05*****                      2,265,000            227
Worldcom, Inc., 6.95%, 08/15/28              215,000         32,250
                                                       ------------
                                                          5,336,164
                                                       ------------
TEXTILE - HOME FURNISHINGS  (0.1%)
Mohawk Industries, Inc.,
7.20%, 04/15/12*                             110,000        116,799
                                                       ____________
UTILITIES / POWER PRODUCERS  (2.0%)
BRL Universal Equipment,
8.88%, 02/15/08                              325,000        321,750
Calpine Corp., 8.50%, 02/15/11               315,000        211,050
Detroit Edison Co., 6.13%, 10/01/10          230,000        229,239
El Paso Corp., 7.00%, 05/15/11                75,000         71,777
El Paso Corp., 7.88%, 06/15/12               490,000        493,319
Korea Electric Power, 6.38%, 12/01/03        370,000        385,614
Korea Electric Power, 7.75%, 04/01/13        200,000        222,198
Mirant Americas Generation, LLC,
7.20%, 10/01/08*                             455,000        359,450
Nisource Finance Corp., 7.88%, 11/15/10      170,000        175,696
PG&E National Energy Group,
10.38%, 05/16/11                             400,000        408,000
PSEG Energy Holdings, 9.13%, 02/10/04        260,000        264,577
Williams Companies, Inc.,
7.50%, 01/15/31                              765,000        549,381
                                                       ------------
                                                          3,692,051
                                                       ------------
TOTAL CORPORATE BONDS                                    62,378,095
                                                       ------------
SOVEREIGN BONDS  (17.8%)

ALGERIA  (0.1%)
Algeria Tranche 3, 2.88%, 03/04/10****       190,909        168,955
                                                       ------------
ARGENTINA  (0.3%)
Republic of Argentina, 0.00%, 03/15/10       840,000        159,636
Republic of Argentina, 0.00%, 06/15/15       220,000         37,950
Republic of Argentina, 0.00%, 03/31/23       640,000        280,828
Republic of Argentina,
11.75%, 04/07/09*****                        490,000         93,100
                                                       ------------
                                                            571,514
                                                       ------------
BRAZIL  (1.8%)
Brazil NMB 3.13%, 04/15/09****               527,060        328,095
Federal Republic of Brazil,
8.88%, 04/15/24                            1,530,000        734,400
Federal Republic of Brazil,
3.06%, 04/15/24****                        1,160,000        680,050
Federal Republic of Brazil,
3.13%, 04/15/12****                          930,000        492,900

===================================================================
SECURITY DESCRIPTION                       PRINCIPAL      VALUE
===================================================================
SOVEREIGN BONDS  (continued)

BRAZIL  (CONTINUED)
Federal Republic of Brazil, 3.13%,
04/15/12****                              $  330,000  $     174,900
Federal Republic of Brazil, C-Bond,
8.00%, 04/15/14                            1,416,123        883,307
                                                       ------------
                                                          3,293,652
                                                       ------------
BULGARIA  (0.2%)
Republic of Bulgaria, 8.25%, 01/15/15*        99,000         98,505
Republic of Bulgaria, Series A,
2.81%, 07/28/12****                          250,000        227,500
                                                       ------------
                                                            326,005
                                                       ------------
COLUMBIA  (0.2%)
Republic of Colombia, 10.00%, 01/23/12       440,000        414,700
                                                       ------------
CROATIA  (0.0%)
Croatia, 2.88%, 07/31/10                      81,818         81,818
                                                       ------------
DOMINICAN REPUBLIC  (0.3%)
Dominican Republic, 9.50%, 09/27/06          280,000        298,775
Dominican Republic, 9.50%, 09/27/06*         190,000        200,450
                                                       ------------
                                                            499,225
                                                       ------------
GERMANY  (3.5%)
Bundes Republic of Deutschland,
5.63%, 01/04/28                            3,620,000      3,720,669
Treuhananstalt, 7.50%, 09/09/04            2,650,000      2,798,435
                                                       ------------
                                                          6,519,104
                                                       ------------
ITALY  (0.1%)
Buoni Poliennali Del Tesson,
5.25%, 11/01/29                              120,000        115,055
                                                       ------------
IVORY COAST  (0.1%)
Ivory Coast, 2.00%, 03/29/18                 365,750         84,580
Ivory Coast, 2.00%, 03/29/18                 745,000        144,679
                                                       ------------
                                                            229,259
                                                       ------------
JAMAICA  (0.1%)
Government of Jamaica,
10.63%, 06/20/17                             190,000        203,300
                                                       ------------
MALAYSIA  (0.5%)
Malaysia, 7.50%, 07/15/1                     810,000        864,675
                                                       ------------
MEXICO  (2.4%)
United Mexican States,
10.38%, 02/17/09                             220,000        251,570
United Mexican States,
9.88%, 02/01/10                            1,360,000      1,519,800
United Mexican States,
8.38%, 01/14/11                              840,000        871,500
United Mexican States,
11.38%, 09/15/16                             930,000      1,146,225
United Mexican States Global Bonds,
11.50%, 05/15/26                             580,000        735,730
                                                       ------------
                                                          4,524,825
                                                       ------------
MOROCCO  (0.3%)
Kingdom of Morocco, R & C A,
2.75%, 01/05/09****                          628,592        556,304
                                                       ------------

                        GARTMORE VARIABLE INSURANCE TRUST
                        MAS GVIT MULTI SECTOR BOND FUND
         STATEMENT OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED) (CONTINUED)


============================================================================
SECURITY DESCRIPTION                                PRINCIPAL      VALUE
============================================================================
SOVEREIGN BONDS  (continued)

NIGERIA  (0.1%)
Nigeria Promissory Note,
5.09%, 01/05/10                                   $   560,000  $     201,600
                                                                ------------
PANAMA  (0.2%)
Republic of Panama, 9.63%, 02/08/11                   160,000        152,240
Republic of Panama, 2.63%, 07/17/16                   125,997         99,332
Republic of Panama, 9.38%, 04/01/29                   150,000        150,000
                                                                ------------
                                                                     401,572
                                                                ------------
PERU  (0.3%)
Republic of Peru, 4.00%, 03/07/17****                 330,000        217,800
Republic of Peru, 4.50%, 03/07/17****                 455,400        330,165
                                                                ------------
                                                                     547,965
                                                                ------------
PHILIPPINES  (0.3%)
Republic of Philippines, 8.38%, 03/12/09              290,000        288,913
Republic of Philippines, 9.38%, 01/18/17              330,000        336,600
                                                                ------------
                                                                     625,513
                                                                ------------
QATAR  (0.2%)
State of Qatar, 9.75%, 06/15/30                       370,000        444,366
                                                                ------------
RUSSIA  (1.7%)
Mashpriboringtorg, 06/22/90*****                        2,040          1,627
Ministry Finance Russia, 10.00%, 06/26/07             580,000        614,510
Russian Federation, 12.75%, 06/24/28                  950,000      1,137,150
Russian Federation, 5.00%, 03/31/30                 1,060,000        735,852
Russian Loan, 0.00%, 10/25/02                         182,645        137,669
Russian Raznoexport, 04/26/90*****                     86,947         70,005
Russian Raznoexport, 05/07/90*****                     78,288         62,915
Russian Raznoexport, 07/08/90*****                    176,750        140,545
Russian Raznoexport, 07/22/90*****                    185,750        147,346
Russian Raznoexport, 07/22/90*****                    166,250        131,877
Russian Rosveneshtorg, 12/21/91*****                   54,738         40,229
                                                                ------------
                                                                   3,219,725
                                                                ------------
SOUTH AFRICA  (0.0%)
Republic of South Africa, 7.38%, 04/25/12              75,000         74,156
                                                                ------------
SPAIN  (4.1%)
Bonos Y Oblig Del Estado,
5.15%, 07/30/09                                     7,250,000      7,264,816
Bonos Y Oblig Del Estado,
6.15%, 01/31/13                                       330,000        350,850
                                                                ------------
                                                                   7,615,666
                                                                ------------
SWEDEN  (0.1%)
Sweden Government,
10.25%, 05/05/03 (SEK)                                900,000        102,248
                                                                ------------
TUNISIA  (0.2%)
Banque Cent De Tunisie, 7.38%, 04/25/12               300,000        289,500
                                                                ------------
TURKEY  (0.1%)
Republic of Turkey, 12.38%, 06/15/09                  170,000        157,888
                                                                ------------
UKRAINE  (0.1%)
Ukraine Government, 11.00%, 03/15/07                  116,590        118,397
                                                                ------------


============================================================================
SECURITY DESCRIPTION                                PRINCIPAL      VALUE
============================================================================
SOVEREIGN BONDS  (continued)

VENEZUELA  (0.5%)
Republic of Venezuela,
9.25%, 09/15/27                                   $ 1,010,000  $     646,400
Venezuela Government,
6.75%, 03/31/20                                       230,000        170,775
Venezuela Government,
Series A, 2.88%, 12/18/07****                         130,951         96,542
                                                                ------------
                                                                     913,717
                                                                ------------
TOTAL SOVEREIGN BONDS                                             33,080,704
                                                                ------------
U.S. GOVERNMENT AGENCIES  (15.8%)

FEDERAL HOME LOAN MORTGAGE CORPORATION  (0.0%)
IOETTE, Series 1103, Class N,
1156.50%, 06/15/21                                         81          1,679
                                                                ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION  (11.1%)
6.00%, 08/01/32 TBA**                               2,800,000      2,785,751
6.00%, 08/01/32 TBA**                               9,500,000      9,642,994
7.00%, 08/16/29 TBA**                               8,000,000      8,255,000
                                                                ------------
                                                                  20,683,745
                                                                ------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION  (4.7%)
6.00%, 08/01/32 TBA**                               1,950,000      1,940,250
6.50%, 07/01/32 TBA**                               1,900,000      1,937,407
7.00%, 07/15/32 TBA**                               4,750,000      4,929,607
                                                                ------------
                                                                   8,807,264
                                                                ------------
TOTAL U.S. GOVERNMENT AGENCIES                                    29,492,688
                                                                ------------
U.S. GOVERNMENT OBLIGATIONS  (15.6%)

U.S. TREASURY NOTES  (14.6%)
7.88%, 11/15/04                                    20,000,000     22,164,420
6.75%, 05/15/05                                     4,500,000      4,911,327
                                                                ------------
                                                                  27,075,747
                                                                ------------
U.S. TREASURY STRIPS  (1.0%)
0.00%, 05/15/11                                     3,000,000      1,914,021
                                                                ------------
TOTAL U.S. GOVERNMENT OBLIGATIONS                                 28,989,768
                                                                ------------
MORTGAGE-BACKED OBLIGATIONS  (4.3%)

FEDERAL NATIONAL MORTGAGE ASSOCIATION  (4.3%)
Pool # 253673, 7.50%, 03/01/31                        419,401        440,369
Pool # 456545, 7.50%, 06/01/29                        277,422        291,398
Pool # 517874, 7.50%, 02/01/30                        597,398        627,266
Pool # 523284, 7.50%, 11/01/29                        178,485        187,477
Pool # 527589, 7.50%, 01/01/30                        184,501        193,796
Pool # 533890, 7.50%, 04/01/30                        277,200        291,059
Pool # 535533, 8.00%, 10/01/30                      1,943,437      2,063,858
Pool # 540091, 7.50%, 06/01/30                        331,479        348,052
Pool # 545551, 8.00%, 04/01/32                        377,121        400,489
Pool # 545604, 8.00%, 09/01/31                        220,437        234,273
Pool # 564363, 8.00%, 01/01/31                         36,038         38,271
Pool # 564993, 7.50%, 03/01/31                        237,835        249,726
Pool # 575255, 7.50%, 03/01/31                        729,671        766,160
Pool # 577304, 7.50%, 04/01/31                        134,404        141,125
Pool # 577407, 7.50%, 07/01/31                        505,034        530,289
Pool # 598863, 7.50%, 09/01/31                        595,016        624,771
Pool # 606566, 7.50%, 10/01/31                        626,458        657,786
                                                                ------------
TOTAL MORTGAGE-BACKED OBLIGATIONS                                  8,086,165
                                                                ------------

                        GARTMORE VARIABLE INSURANCE TRUST
                        MAS GVIT MULTI SECTOR BOND FUND
         STATEMENT OF INVESTMENTS JUNE 30, 2002 (UNAUDITED) (CONTINUED)


===========================================================================
SECURITY DESCRIPTION                              PRINCIPAL      VALUE
===========================================================================
CONVERTIBLE BONDS  (0.4%)

ELECTRONIC EQUIPMENT  (0.2%)
Solectron Corp., 0.00%, 11/20/20               $  1,060,000  $     487,600
                                                             --------------
TELECOMMUNICATIONS  (0.2%)
Corning, Inc., 0.00%, 11/08/15                      580,000        290,000
                                                             --------------
TOTAL CONVERTIBLE BONDS                                            777,600
                                                             --------------

===========================================================================
SECURITY DESCRIPTION                              PRINCIPAL      VALUE
===========================================================================

COMMON STOCKS  (0.0%)

TELECOMMUNICATIONS  (0.0%)
Focal Communications Corp. (b)                        3,207          7,472
McleodUSA, Inc.                                       2,454          9,203
McleodUSA, Inc.                                       5,437            707
                                                             --------------
TOTAL COMMON STOCKS                                                 17,382
                                                             --------------

===========================================================================
SECURITY DESCRIPTION                              PRINCIPAL      VALUE
===========================================================================

RIGHTS  (0.0%)

FOREIGN GOVERNMENT  (0.0%)
Mexican United States Value
Recovery Rights                                $  1,853,000          4,818
                                                             --------------
TOTAL RIGHTS                                                         4,818
                                                             --------------

===========================================================================
SECURITY DESCRIPTION                              PRINCIPAL      VALUE
===========================================================================

WARRANTS  (0.0%)

FOREIGN GOVERNMENT  (0.0%)
Republic of Venezuela, 0.00%, 04/15/20                1,150              0
                                                             --------------
TOTAL WARRANTS                                                           0
                                                             --------------

===========================================================================
SECURITY DESCRIPTION                              PRINCIPAL      VALUE
===========================================================================

CASH EQUIVALENTS  (24.1%)

FEDERAL HOME LOAN BANK DISCOUNT NOTES  (8.8%)
1.65%, 07/17/02                                $  7,450,000      7,444,271
1.69%, 07/19/02                                   1,000,000        999,135
1.72%, 09/04/02                                   8,000,000      7,975,304
                                                             --------------
                                                                16,418,710
                                                             --------------
FEDERAL HOME LOAN MORTGAGE CORPORATION
DISCOUNT NOTES  (11.0%)
1.75%, 07/02/02                                   5,000,000      4,999,760
1.65%, 07/25/02                                   7,500,000      7,491,353
1.74%, 08/13/02                                   8,000,000      7,983,471
                                                             --------------
                                                                20,474,584
                                                             --------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION
DISCOUNT NOTES  (4.3%)
1.71%, 07/10/02***                                8,000,000      7,996,536
                                                             --------------
TOTAL CASH EQUIVALENTS                                          44,889,830
                                                             --------------


===========================================================================
SECURITY DESCRIPTION                              PRINCIPAL      VALUE
===========================================================================
REPURCHASE AGREEMENT  (2.1%)
Fifth Third Bank, 1.86%,
dated 06/28/02 due 07/01/02,
repurchase price $3,888,139
(Fully collateralized by
Freddie Mac Hybrid Adjustable
Rate Securities)                               $  3,887,536  $   3,887,536
                                                             --------------
TOTAL REPURCHASE AGREEMENT                                       3,887,536
                                                             --------------
TOTAL INVESTMENTS
(COST $220,824,261) (A) - 113.7%                               211,604,586
LIABILITIES IN EXCESS OF
OTHER ASSETS - (13.7)%                                         (25,494,009)
                                                             --------------
NET ASSETS - 100.0%                                          $ 186,110,577
                                                             ==============

---------------------------------------------------------------------------
(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows:

          Unrealized  appreciation          $  4,813,855
          Unrealized  depreciation           (14,033,530)
                                            -------------
          Net  unrealized  depreciation     $ (9,219,675)
                                            =============

     Aggregate cost for federal income tax purposes is substantially the same.

(b)  Denotes  a  non-income  producing  security.

* Represents a restricted security acquired and eligible for resale under Rule 144A, which limits the resale to certain qualified buyers.

**     Mortgage  Dollar  Rolls.

***    Segregated  as  collateral  for  mortgage  dollar rolls.

**** Variable Rate security. The rate reflected in the Statement of Investments is the rate in effect on June 30, 2002.

*****  Security in default.

C-Bond    Capitalization Bond

(JPY)     Principal amount denominated in Japanese Yen

(SEK)     Principal amount denominated in Swedish Kroner

STRIPS    Separate Trading of Registered Interest and Principal Securities

TBA       To Be Announced

     AT JUNE 30, 2002 THE FUND'S OPEN FORWARD FOREIGN CURRENCY CONTRACTS WERE AS
FOLLOWS:

                                                        Unrealized
                  Delivery   Contract      Market      Appreciation/
Currency            Date       Value        Value     (Depreciation)
----------------  --------  -----------  -----------  ---------------
Short Contract:
Euro               8/30/02  $ 1,497,280  $ 1,575,421  $      (78,141)
                            -----------  -----------  ---------------
Long Contracts:
Australia Dollar   8/28/02  $ 1,464,400  $ 1,459,728  $       (4,672)
British Pound      7/29/02    1,179,305    1,239,895          60,590
Canadian Dollar    8/29/02    5,970,732    6,027,181          56,449
Euro               8/30/02    8,113,342    8,605,736         492,394
Japanese Yen       9/27/02    2,313,189    2,347,055          33,866
                            -----------  -----------  ---------------
Total Long
Contracts                   $19,040,968  $19,679,595  $      638,627
                            -----------  -----------  ---------------
Total Contracts                                       $      560,486
                                                      ===============


See notes to financial statements.

                        GARTMORE VARIABLE INSURANCE TRUST
                            GVIT SMALL CAP VALUE FUND
               STATEMENT OF INVESTMENTS JUNE 30, 2002 (UNAUDITED)


======================================================================
SECURITY DESCRIPTION                             SHARES     VALUE
======================================================================
COMMON STOCKS  (94.0%)

ADVERTISING AGENCIES  (0.6%)
R. H. Donnelley Corp. (b)                       134,500  $   3,761,965
                                                          ------------
AEROSPACE & DEFENSE  (1.0%)
Veridian Corp. (b)                               36,400        826,280
Alliant Techsystems, Inc. (b)                    29,850      1,904,430
BE Aerospace, Inc. (b)                          269,500      3,552,010
Loral Space & Communications Ltd. (b)           386,400        382,536
                                                          ------------
                                                             6,665,256
                                                          ------------
AGRICULTURAL COMMODITIES/MILLING  (0.3%)
Delta Pine & Land Co.                           112,800      2,267,280
                                                          ------------
AGRICULTURAL OPERATIONS  (0.5%)
Bunge Ltd.                                      169,400      3,574,340
                                                          ------------
AIR FREIGHT/COURIERS  (0.1%)
Atlas Air, Inc. (b)                             220,900        817,330
                                                          ------------
AIR TRANSPORT  (0.4%)
SkyWest, Inc.                                   124,100      2,902,699
                                                          ------------
ALTERNATIVE POWER GENERATION  (0.8%)
Calpine Corp. (b)                               793,100      5,575,493
                                                          ------------
APPAREL/FOOTWEAR RETAIL  (0.0%)
Footstar, Inc. (b)                                7,000        171,290
                                                          ------------
AUTO PARTS - AFTER MARKET  (0.3%)
Aftermarket Technology Corp. (b)                 91,400      1,754,880
                                                          ------------
AUTO PARTS - OEM  (1.6%)
Collins & Aikman Corp. (b)                      316,800      2,882,880
Dana Corp.                                      283,200      5,247,696
Visteon Corp.                                   189,400      2,689,480
                                                          ------------
                                                            10,820,056
                                                          ------------
AUTOMOTIVE AFTERMARKET  (0.8%)
Cooper Tire & Rubber Co.                        268,300      5,513,565
                                                          ------------
BANKS: OUTSIDE NEW YORK CITY  (2.4%)
Bankatlantic Bancorp, Inc.                      325,400      4,034,960
BOK Financial Corp. (b)                         116,070      3,883,702
Community First Bankshares, Inc.                170,400      4,445,736
Hudson United Bancorp                           121,300      3,464,328
                                                          ------------
                                                            15,828,726
                                                          ------------
BIOTECHNOLOGY  (1.0%)
Bio-Technology General Corp. (b)                193,400      1,162,334
Invitrogen Corp. (b)                            164,400      5,262,444
                                                          ------------
                                                             6,424,778
                                                          ------------
BROADCASTING  (0.6%)
Emmis Communications Corp. (b)                  129,600      2,746,224
Young Broadcasting, Inc. (b)                     54,800        974,344
                                                          ------------
                                                             3,720,568
                                                          ------------
BROADCASTING & TELEVISION  (0.4%)
Cumulus Media, Inc. (b)                         175,000      2,411,500
                                                          ------------
BUILDING PRODUCTS  (0.9%)
York International Corp.                        180,700      6,105,853
                                                          ------------
BUSINESS SERVICES  (0.3%)
NCO Group, Inc. (b)                             100,500      2,188,890
                                                          ------------


======================================================================
SECURITY DESCRIPTION                             SHARES      VALUE
======================================================================
COMMON STOCKS  (continued)

CASINO SERVICES  (0.3%)
Scientific Games Corp. (b)                      286,300  $   2,273,222
                                                          ------------
CHEMICALS - AGRICULTURAL  (1.3%)
Agrium, Inc.                                    256,590      2,411,946
IMC Global, Inc.                                503,900      6,298,750
                                                          ------------
                                                             8,710,696
                                                          ------------
CHEMICALS - SPECIALTY  (1.1%)
FMC Corp. (b)                                    64,100      1,933,897
PolyOne Corp.                                   450,700      5,070,375
                                                          ------------
                                                             7,004,272
                                                          ------------
COAL  (1.1%)
Arch Coal, Inc.                                 113,100      2,568,501
Massey Energy Co.                               351,800      4,467,860
                                                          ------------
                                                             7,036,361
                                                          ------------
COMMUNICATIONS TECHNOLOGY  (0.5%)
Harris Corp.                                     94,700      3,431,928
                                                          ------------
COMPUTER COMMUNICATIONS  (0.8%)
3COM Corp. (b)                                  208,600        917,840
Avaya, Inc. (b)                                 347,500      1,720,125
Riverstone Networks, Inc. (b)                   802,002      2,510,266
                                                          ------------
                                                             5,148,231
                                                          ------------
COMPUTER EQUIPMENT  (0.7%)
Adaptec, Inc. (b)                                48,800        385,032
Inter-Tel, Inc.                                 133,300      2,280,763
Take-Two Interactive Software, Inc. (b)         100,000      2,059,000
                                                          ------------
                                                             4,724,795
                                                          ------------
COMPUTER PERIPHERALS  (1.0%)
Avid Technology, Inc. (b)                       365,885      3,388,095
Infocus Corp. (b)                               246,800      2,907,304
                                                          ------------
                                                             6,295,399
                                                          ------------
COMPUTER SERVICES / SOFTWARE & SYSTEMS  (1.0%)
Hutchinson Technology, Inc. (b)                 123,700      1,934,668
J.D. Edwards & Co. (b)                          241,200      2,930,580
THQ, Inc. (b)                                    58,800      1,753,416
                                                          ------------
                                                             6,618,664
                                                          ------------
CONSTRUCTION & BUILDING MATERIALS  (0.3%)
Jacobs Engineering Group, Inc. (b)               56,700      1,972,026
                                                          ------------
CONSUMER PRODUCTS  (1.2%)
Dial Corp. (The)                                150,700      3,017,014
International Flavors & Fragrances, Inc.         80,000      2,599,200
Timberland Co. (The) (b)                         67,600      2,421,432
                                                          ------------
                                                             8,037,646
                                                          ------------
CONSUMER SUNDRIES  (0.5%)
American Greetings Corp.                        180,900      3,013,794
                                                          ------------
CONTAINERS - METAL AND GLASS  (0.3%)
Silgan Holdings, Inc. (b)                        45,804      1,852,314
                                                          ------------
CONTAINERS - PAPER & PLASTIC  (0.8%)
Ball Corp.                                       39,300      1,630,164
Temple-Inland, Inc.                              58,000      3,355,880
                                                          ------------
                                                             4,986,044
                                                          ------------

                        GARTMORE VARIABLE INSURANCE TRUST
                            GVIT SMALL CAP VALUE FUND
         STATEMENT OF INVESTMENTS JUNE 30, 2002 (UNAUDITED) (CONTINUED)


===========================================================================
SECURITY DESCRIPTION                                 SHARES      VALUE
===========================================================================
COMMON STOCKS  (continued)

CONTAINERS - PACKAGING  (0.3%)
Intertape Polymer Group, Inc. (b)                    157,370  $   1,827,066
                                                               ------------
CONTRACT DRILLING  (1.1%)
Parker Drilling Co. (b)                            1,033,700      3,380,199
Patterson-UTI Energy, Inc. (b)                       128,900      3,638,847
Pride International, Inc. (b)                          4,100         64,206
                                                               ------------
                                                                  7,083,252
                                                               ------------
DATA PROCESSING SERVICES  (0.3%)
eFunds Corp. (b)                                     192,360      1,825,304
                                                               ------------
DRUGSTRORE CHAINS  (0.5%)
Rite Aid Corp. (b)                                 1,445,300      3,396,455
                                                               ------------
ELECTRIC & ELECTRONIC EQUIPMENT  (0.6%)
ESS Technology, Inc. (b)                              64,500      1,131,330
Lam Research Corp. (b)                               138,500      2,490,230
                                                               ------------
                                                                  3,621,560
                                                               ------------
ELECTRONIC COMPONENTS  (0.9%)
Artesyn Technologies, Inc. (b)                       273,680      1,773,720
CTS Corp.                                            294,200      3,542,168
Read Rite Corp. (b)                                  654,700        314,256
                                                               ------------
                                                                  5,630,144
                                                               ------------
ELECTRONIC EQUIPMENT/INSTRUMENTS  (1.0%)
Gemstar-TV Guide International, Inc. (b)             249,400      1,344,266
PerkinElmer, Inc.                                    343,500      3,795,675
Symbol Technologies, Inc.                            134,100      1,139,850
                                                               ------------
                                                                  6,279,791
                                                               ------------
ELECTRONIC PRODUCTION EQUIPMENT  (1.6%)
Axcelis Technologies, Inc. (b)                       349,700      3,951,610
Credence Systems Corp. (b)                           122,200      2,171,494
DuPont Photomasks, Inc. (b)                           67,500      2,192,400
Mattson Technology, Inc. (b)                         527,100      2,435,202
                                                               ------------
                                                                 10,750,706
                                                               ------------
ELECTRONICS DISTRIBUTORS  (0.5%)
MCSi, Inc. (b)                                       277,800      3,122,194
                                                               ------------
ELECTRONICS/APPLIANCES  (0.1%)
SONICblue, Inc. (b)                                  725,300        747,059
                                                               ------------
ELECTRONICS: SEMI-CONDUCTORS / COMPONENTS  (0.7%)
Cypress Semiconductor Corp. (b)                      143,200      2,173,776
Fairchild Semiconductor Corp. (b)                    105,500      2,563,650
                                                               ------------
                                                                  4,737,426
                                                               ------------
ENGINEERING & CONSTRUCTION  (0.8%)
Dycom Industries, Inc. (b)                           117,600      1,374,744
MasTec, Inc. (b)                                     504,000      3,709,440
                                                               ------------
                                                                  5,084,184
                                                               ------------
ENVIRONMENTAL SERVICES  (0.4%)
Tetra Technology, Inc. (b)                           180,350      2,651,145
                                                               ------------
FINANCIAL  (1.4%)
Affiliated Managers Group, Inc. (b)                   69,000      4,243,500
Downey Financial Corp.                                98,200      4,644,860
                                                               ------------
                                                                  8,888,360
                                                               ------------


===========================================================================
SECURITY DESCRIPTION                                 SHARES      VALUE
===========================================================================
COMMON STOCKS  (CONTINUED)

FINANCIAL SERVICES  (2.8%)
City National Corp.                                   93,700  $   5,036,375
Legg Mason, Inc.                                      67,800      3,345,252
MCG Capital Corp.                                    197,602      3,301,929
New Century Financial Corp.                           58,200      2,035,254
Webster Financial Corp.                              126,600      4,841,184
                                                               ------------
                                                                 18,559,994
                                                               ------------
FOOD DISTRIBUTORS  (0.9%)
Fleming Cos., Inc.                                   327,500      5,944,125
                                                               ------------
FOODS  (0.4%)
Hormel Foods Corp.                                    98,500      2,358,090
                                                               ------------
GOLD ORES  (0.6%)
Freeport-McMoRan
Copper & Gold, Inc. (b)                              237,600      4,241,160
                                                               ------------
HEALTHCARE  (2.6%)
American Pharmaceutical Partners (b)                 185,100      2,287,836
Community Health Systems, Inc. (b)                   129,000      3,457,200
CONMED Corp. (b)                                     159,900      3,570,567
ICN Pharmaceuticals, Inc.                            123,200      2,982,672
MedQuist, Inc. (b)                                   103,100      2,744,522
NBTY, Inc. (b)                                       117,000      1,811,160
                                                               ------------
                                                                 16,853,957
                                                               ------------
HEALTHCARE MANAGEMENT SERVICES  (0.4%)
Caremark Rx, Inc. (b)                                152,700      2,519,550
                                                               ------------
HOMEBUILDING  (0.2%)
Champion Enterprises (b)                             273,400      1,536,508
                                                               ------------
HOSPITAL/NURSING MANAGEMENT  (0.4%)
Beverly Enterprises, Inc. (b)                        317,400      2,415,414
                                                               ------------
HUMAN RESOURCES  (0.5%)
MPS Group, Inc. (b)                                  368,041      3,128,349
                                                               ------------
IDENTIFICATION CONTROL & FILTER DEVICES  (0.6%)
Hubbell, Inc. Class B                                111,500      3,807,725
                                                               ------------
INDUSTRIAL MACHINERY  (0.7%)
Flowserve Corp. (b)                                  159,200      4,744,160
                                                               ------------
INDUSTRIAL SPECIALTIES  (0.7%)
Graftech International Ltd. (b)                      353,100      4,343,130
                                                               ------------
INFORMATION TECHNOLOGY SERVICES  (0.2%)
RSA Security, Inc. (b)                               313,100      1,506,011
                                                               ------------
INSURANCE / PROPERTY & CASUALTY  (0.3%)
Everest Re Group Ltd.                                 37,400      2,092,530
                                                               ------------
INSURANCE: MULTI-LINE  (0.7%)
StanCorp Financial Group, Inc.                        80,500      4,467,750
                                                               ------------
INTERNET  (0.3%)
Checkfree Corp. (b)                                  116,300      1,818,932
                                                               ------------
INTERNET SOFTWARE/SERVICES  (0.5%)
Art Technology Group, Inc. (b)                       596,300        602,263
EarthLink, Inc. (b)                                  427,900      2,875,488
                                                               ------------
                                                                  3,477,751
                                                               ------------

                        GARTMORE VARIABLE INSURANCE TRUST
                            GVIT SMALL CAP VALUE FUND
         STATEMENT OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED) (CONTINUED)


=========================================================================
SECURITY DESCRIPTION                                SHARES      VALUE
=========================================================================
COMMON STOCKS  (CONTINUED)

INVESTMENT BANKS/BROKERS  (1.0%)
Ameritrade Holding Corp. Class A (b)               257,700  $   1,185,420
E*TRADE Group, Inc. (b)                            659,700      3,601,962
Knight Trading Group, Inc. (b)                     364,500      1,909,980
                                                             ------------
                                                                6,697,362
                                                             ------------
MACHINERY  (1.2%)
Imation Corp. (b)                                   95,900      2,853,984
Intermagnetics General Corp. (b)                    86,800      1,753,360
Joy Global, Inc. (b)                                86,400      1,498,176
Manitowoc Co., Inc. (The)                           53,400      1,895,166
                                                             ------------
                                                                8,000,686
                                                             ------------
MACHINERY / ENGINES  (0.4%)
Cummins, Inc.                                       84,000      2,780,400
                                                             ------------
MANAGED HEALTH CARE  (0.0%)
Magellan Health Services, Inc. (b)                 321,200        321,200
                                                             ------------
MANUFACTURING  (0.4%)
Tower Automotive, Inc. (b)                         195,000      2,720,250
                                                             ------------
MARINE SHIPPING  (0.6%)
Stolt-Nielsen-ADR                                  293,040      4,102,560
                                                             ------------
MEDICAL & DENTAL INSTRUMENTS & SUPPLIES  (1.0%)
Owens & Minor, Inc.                                225,300      4,451,928
Serologicals Corp. (b)                             131,000      2,395,990
                                                             ------------
                                                                6,847,918
                                                             ------------
MEDICAL INFORMATION SYSTEMS  (0.9%)
Computer Programs & Systems, Inc. (b)              149,350      3,215,506
NDCHealth Corp.                                    106,800      2,979,720
                                                             ------------
                                                                6,195,226
                                                             ------------
MEDICAL SPECIALTIES  (1.5%)
Bausch & Lomb, Inc.                                231,350      7,831,198
Cytyc Corp. (b)                                    239,600      1,825,752
                                                             ------------
                                                                9,656,950
                                                             ------------
MEDICAL/NURSING SERVICES  (0.3%)
RehabCare Group, Inc. (b)                           89,800      2,157,894
                                                             ------------
METAL FABRICATION  (0.1%)
Wolverine Tube, Inc. (b)                           113,200        854,660
                                                             ------------
METAL PROCESSORS  (0.3%)
Century Aluminum Co.                               135,200      2,013,128
                                                             ------------
MISCELLANEOUS COMMERCIAL SERVICES  (0.6%)
Smartforce PLC - ADR (b)                           313,300      1,065,220
DiamondCluster International, Inc. (b)             430,880      2,576,662
                                                             ------------
                                                                3,641,882
                                                             ------------
MULTIMEDIA  (0.4%)
Sinclair Broadcast Group, Inc. (b)                 198,300      2,863,254
                                                             ------------
OIL & GAS  (0.2%)
Western Gas Resources, Inc.                         27,800      1,039,720
                                                             ------------
OIL / CRUDE PRODUCERS  (0.7%)
Newfield Exploration Co. (b)                       115,200      4,281,984
                                                             ------------
OIL REFINING/MARKETING  (1.0%)
Sunoco, Inc.                                        46,900      1,671,047
Tesoro Petroleum Corp. (b)                         614,100      4,759,275
                                                             ------------
                                                                6,430,322
                                                             ------------


=========================================================================
SECURITY DESCRIPTION                                SHARES      VALUE
=========================================================================
COMMON STOCKS  (CONTINUED)

OILFIELD SERVICES/EQUIPMENT  (4.3%)
Global Industries Ltd. (b)                         365,500  $   2,554,845
Grant Prideco, Inc. (b)                            294,800      4,009,280
Horizon Offshore, Inc. (b)                          75,100        633,844
Key Energy Services, Inc. (b)                      819,055      8,600,077
Petroleum Geo-Services ASA-ADR (b)                 449,500      1,618,200
Tidewater, Inc.                                    152,200      5,010,424
Trico Marine Services, Inc. (b)                    466,700      3,168,893
Veritas DGC Inc. (b)                               189,000      2,381,400
                                                             ------------
                                                               27,976,963
                                                             ------------
OTHER CONSUMER SERVICES  (0.7%)
HomeStore.com, Inc. (b)                             56,500         81,360
Service Corp. International (b)                    990,200      4,782,666
                                                             ------------
                                                                4,864,026
                                                             ------------
PACKAGED SOFTWARE  (2.2%)
i2 Technologies, Inc. (b)                          508,900        753,172
IONA Technologies PLC- ADR (b)                     446,400      2,365,563
Legato Systems, Inc. (b)                           501,030      1,803,708
Macromedia, Inc. (b)                               169,800      1,506,126
Manugistics Group, Inc. (b)                        302,400      1,847,664
MRO Software, Inc. (b)                             145,500      1,655,790
Parametric Technology Corp. (b)                  1,200,800      4,297,663
                                                             ------------
                                                               14,229,686
                                                             ------------
PAINTS & COATINGS  (0.4%)
Valspar Corp.                                       54,900      2,478,186
                                                             ------------
PAPER  (0.5%)
Bowater, Inc.                                       57,100      3,104,527
                                                             ------------
PERSONNEL SERVICES  (0.5%)
Kforce.com, Inc. (b)                               137,900        820,505
Spherion Corp. (b)                                 219,100      2,607,290
                                                             ------------
                                                                3,427,795
                                                             ------------
PHARMACEUTICALS: GENERIC  (1.5%)
Alpharma, Inc. Class A                             297,475      5,051,126
IVAX Corp. (b)                                     348,700      3,765,960
Watson Pharmaceutical, Inc. (b)                     34,700        876,869
                                                             ------------
                                                                9,693,955
                                                             ------------
PHARMACEUTICALS: OTHER  (0.7%)
Shire Pharmaceuticals Group PLC (b)                170,300      4,395,443
                                                             ------------
PUBLISHING / MISCELLANEOUS  (1.0%)
Donnelley (R.R.) & Sons Co.                        118,700      3,270,185
Lee Enterprises, Inc.                               90,000      3,150,000
                                                             ------------
                                                                6,420,185
                                                             ------------
PUBLISHING: BOOKS/MAGAZINES  (0.6%)
Readers Digest Association, Inc.                   212,200      3,974,506
                                                             ------------
RAILROAD EQUIPMENT  (0.4%)
Wabtec Corp.                                       199,500      2,842,875
                                                             ------------
RAW MATERIALS  (0.8%)
Ferro Corp.                                         98,200      2,960,730
RPM, Inc.                                          171,600      2,616,900
                                                             ------------
                                                                5,577,630
                                                             ------------

                       GARTMORE VARIABLE INSURANCE TRUST
                           GVIT SMALL CAP VALUE FUND
        STATEMENT OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED) (CONTINUED)

=======================================================================
SECURITY DESCRIPTION                               SHARES      VALUE
=======================================================================
COMMON STOCKS  (CONTINUED)

REAL ESTATE  (0.4%)
Jones Lang Lasalle, Inc. (b)                     99,100  $   2,447,770
                                                          ------------
REAL ESTATE INVESTMENT / MANAGEMENT  (0.5%)
Developers Diversified Realty Corp.             151,400      3,406,500
                                                          ------------
REAL ESTATE INVESTMENT TRUSTS  (3.3%)
La Quinta Corp. (b)                             196,100      1,421,725
Anthracite Capital, Inc.                        270,615      3,585,649
CBL & Associates Properties, Inc.                92,300      3,738,150
FBR Asset Investment Corp.                      142,000      4,735,700
Liberty Property Trust                           87,600      3,066,000
Mack-Cali Realty Corp.                          144,400      5,075,659
                                                          ------------
                                                            21,622,883
                                                          ------------
RECREATIONAL PRODUCTS  (0.9%)
Acclaim Entertainment, Inc. (b)                 696,700      2,459,351
Midway Games, Inc. (b)                          412,915      3,509,778
                                                          ------------
                                                             5,969,129
                                                          ------------
REINSURANCE  (0.6%)
IPC Holdings Ltd.                               125,500      3,832,770
                                                          ------------
RENTAL & LEASING SERVICES / COMMERCIAL  (0.3%)
United Rentals, Inc. (b)                        104,200      2,271,560
                                                          ------------
RESIDENTIAL BUILDING CONSTRUCTION  (0.3%)
Beazer Homes USA, Inc. (b)                       23,300      1,864,000
                                                          ------------
RESTAURANTS  (0.5%)
Darden Restaurants, Inc.                        141,300      3,490,110
                                                          ------------
RETAIL  (3.4%)
AnnTaylor Stores Corp. (b)                       55,800      1,416,762
Barnes & Noble, Inc. (b)                         56,200      1,485,366
Big Lots, Inc.                                   51,800      1,019,424
Claire's Stores, Inc.                           159,400      3,650,259
La-Z-Boy, Inc.                                   69,600      1,755,312
Linen 'n Things, Inc. (b)                        99,500      3,264,595
Men's Wearhouse (b)                             129,000      3,289,500
Pier 1 Imports, Inc.                             70,900      1,488,900
Quiksilver, Inc. (b)                            141,100      3,499,280
ShopKo Stores, Inc. (b)                          60,600      1,224,120
                                                          ------------
                                                            22,093,518
                                                          ------------
RETAIL / FOOD & DRUG  (0.7%)
Great Atlantic & Pacific
Tea Co., Inc. (The) (b)                          61,100      1,141,959
Supervalu, Inc.                                 145,500      3,569,115
                                                          ------------
                                                             4,711,074
                                                          ------------
SEMICONDUCTORS  (1.1%)
ANADIGICS, Inc. (b)                             198,350      1,634,404
Genesis Microchip, Inc. (b)                     288,200      2,403,588
Pixelworks, Inc. (b)                             33,400        280,226
TriQuint Semiconductor, Inc. (b)                464,700      2,978,727
                                                          ------------
                                                             7,296,945
                                                          ------------
SERVICES TO THE HEALTH INDUSTRY  (2.2%)
AdvancePCS (b)                                   46,300      1,108,422
IDX Systems Corp. (b)                            67,100        873,642
PDI, Inc. (b)                                   199,100      3,084,059
Quintiles Transnational Corp. (b)               178,600      2,230,714
Quovadx, Inc. (b)                               161,900      1,016,732


=======================================================================
SECURITY DESCRIPTION                               SHARES      VALUE
=======================================================================
COMMON STOCKS  (CONTINUED)

SERVICES TO THE HEALTH INDUSTRY  (CONTINUED)
Ventiv Health, Inc. (b)                         325,000  $     916,500
WebMD Corp. (b)                                 974,600      5,486,998
                                                          ------------
                                                            14,717,067
                                                          ------------
SPECIALTY STORES  (0.5%)
CSK Auto Corp. (b)                               47,800        666,332
Finlay Enterprises, Inc. (b)                     41,600        685,152
Officemax, Inc. (b)                             341,400      2,010,846
                                                          ------------
                                                             3,362,330
                                                          ------------
SPECIALTY TELECOMMUNICATIONS  (0.0%)
Lightbridge, Inc. (b)                            18,500        151,885
                                                          ------------
STEEL  (1.5%)
Carpenter Technology Corp.                      124,900      3,598,369
Maverick Tube Corp. (b)                         216,600      3,249,000
United States Steel Corp.                       158,400      3,150,576
                                                          ------------
                                                             9,997,945
                                                          ------------
TECHNOLOGY  (0.4%)
Intergraph Corp. (b)                            152,700      2,663,119
                                                          ------------
TELECOMMUNICATIONS EQUIPMENT  (1.5%)
Allen Telecom, Inc. (b)                         365,400      1,571,220
Arris Group Inc (b)                             369,900      1,627,190
Comverse Technology, Inc. (b)                   290,300      2,688,178
Intervoice, Inc. (b)                            300,100        429,143
Trimble Navigation Ltd. (b)                     243,500      3,774,250
                                                          ------------
                                                            10,089,981
                                                          ------------
TOYS & GAMES  (0.4%)
Hasbro, Inc.                                    218,400      2,961,504
                                                          ------------
TRANSPORTATION  (1.4%)
Dollar Thrifty Automotive Group, Inc. (b)       116,600      3,019,940
Genesee & Wyoming Inc. (b)                      108,350      2,444,376
Yellow Corp. (b)                                116,000      3,758,400
                                                          ------------
                                                             9,222,716
                                                          ------------
TRUCKS/CONSTRUCTION/FARM MACHINERY  (0.9%)
Terex Corp. (b)                                 160,400      3,607,396
Trinity Industries, Inc.                        121,500      2,517,480
                                                          ------------
                                                             6,124,876
                                                          ------------
UTILITIES - ELECTRIC  (1.2%)
NSTAR                                            74,600      3,340,588
Wisconsin Energy Corp.                          182,800      4,619,356
                                                          ------------
                                                             7,959,944
                                                          ------------
UTILITIES - GAS DISTRIBUTORS  (1.0%)
New Jersey Resources Corp.                       95,900      2,862,615
Questar Corp.                                   149,100      3,682,770
                                                          ------------
                                                             6,545,385
                                                          ------------
UTILITIES - WATER  (0.2%)
American States Water Co.                        52,800      1,399,200
                                                          ------------
WATER TREATMENT SYSTEMS  (0.3%)
Ionics, Inc. (b)                                 73,500      1,782,375
                                                          ------------

                GARTMORE VARIABLE INSURANCE TRUST
                   GVIT SMALL CAP VALUE FUND
 STATEMENT OF INVESTMENTS JUNE 30, 2002 (UNAUDITED) (CONTINUED)


================================================================
SECURITY DESCRIPTION                     SHARES        VALUE
================================================================
COMMON STOCKS  (continued)

WIRELESS TELECOMMUNICATIONS  (0.4%)
Alamosa Holdings, Inc. (b)               740,400  $   1,043,964
Western Wireless Corp. (b)               399,200      1,293,408
AirGate PCS, Inc. (b)                     80,300         80,300
                                                  --------------
                                                      2,417,672
                                                  --------------
TOTAL COMMON STOCKS                                 619,063,074
                                                  --------------


================================================================
SECURITY DESCRIPTION                  PRINCIPAL     VALUE
================================================================
REPURCHASE AGREEMENT  (6.7%)

Fifth Third Bank 1.86%,
dated 06/28/02, due 07/01/02,
repurchase price $43,925,315
(Fully collateralized by
Ginnie Mae, Freddie
Mac Gold, Freddie Mac Strip
securities)                          $43,918,508  $  43,918,508
                                                  --------------
TOTAL REPURCHASE AGREEMENT                           43,918,508
                                                  --------------

TOTAL INVESTMENTS
(COST $755,480,389) (a) - 100.7%                    662,981,582
LIABILITIES IN
EXCESS OF OTHER ASSETS - (0.7)%                      (4,598,676)
                                                  --------------
NET ASSETS - 100.0%                               $ 658,382,906
                                                  ==============

----------------------------------------------------------------------
(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows:

          Unrealized appreciation         $  31,844,860
          Unrealized depreciation          (124,343,667)
                                          --------------
          Net unrealized depreciation     $ (92,498,807)
                                          ==============

     Aggregate cost for federal income tax purposes is substantially the same.

(b)  Denotes a non-income producing security.

ADR       American Depositary Receipt

STRIP     Separate Trading of Registered Interest and Principal

See notes to financial statements.

                        GARTMORE VARIABLE INSURANCE TRUST
                           GVIT SMALL CAP GROWTH FUND
               STATEMENT OF INVESTMENTS JUNE 30, 2002 (UNAUDITED)


================================================================
SECURITY DESCRIPTION                          SHARES    VALUE
================================================================
COMMON STOCKS  (86.6%)

ADVERTISING SERVICES  (1.5%)
Getty Images, Inc. (b)                     81,000  $   1,763,370
                                                    ------------
AEROSPACE / DEFENSE  (0.4%)
Engineered Support Systems, Inc.            8,300        434,090
                                                    ------------
AUTO PARTS & EQUIPMENT  (1.3%)
American Axle &
Manufacturing Holdings, Inc. (b)            9,600        285,504
CSK Auto Corp. (b)                          4,400         61,336
O'Reilly Automotive, Inc. (b)              46,400      1,278,784
                                                    ------------
                                                       1,625,624
                                                    ------------
AUTOMOTIVE  (0.3%)
Lithia Motors, Inc., Class A (b)            7,900        212,668
Sonic Automotive, Inc. (b)                  5,800        149,350
                                                    ------------
                                                         362,018
                                                    ------------
BIOTECHNOLOGY  (1.9%)
Affymetrix, Inc. (b)                       54,060      1,296,899
Charles River Laboratories
International, Inc. (b)                    11,100        389,055
Integra LifeSciences Holdings Corp. (b)    30,700        667,725
                                                    ------------
                                                       2,353,679
                                                    ------------
BROADCAST MEDIA  (1.2%)
Crown Media Holdings, Inc. (b)            130,300      1,028,067
Radio One, Inc. (b)                        26,400        392,568
                                                    ------------
                                                       1,420,635
                                                    ------------
CAPITAL GOODS  (1.0%)
Donaldson Company, Inc.                    10,000        350,400
PerkinElmer, Inc.                          76,831        848,983
                                                    ------------
                                                       1,199,383
                                                    ------------
CASINOS & GAMBLING  (0.5%)
Scientific Games Corp. (b)                 79,100        628,054
                                                    ------------
CHEMICALS  (0.9%)
OM Group, Inc.                             17,100      1,060,200
                                                    ------------
COMMERCIAL SERVICES  (7.2%)
Anteon International Corp. (b)             56,300      1,423,264
Catalina Marketing Corp. (b)               55,000      1,552,100
Clark/Bardes Holdings, Inc. (b)            25,500        582,420
Coinstar, Inc. (b)                         37,600        919,320
Education Management Corp. (b)             14,100        574,293
Euronet Worldwide, Inc. (b)                85,900      1,373,541
MemberWorks, Inc. (b)                      76,600      1,419,398
RMH Teleservices,  Inc. (b)                41,200        283,044
Tripos, Inc. (b)                           25,900        564,620
                                                    ------------
                                                       8,692,000
                                                    ------------
COMPUTER SOFTWARE & SERVICES  (7.9%)
Answerthink, Inc. (b)                      41,400        156,906
Cerner Corp. (b)                           25,500      1,219,665
Citrix Systems, Inc. (b)                   88,700        535,748
Digital Insight Corp. (b)                  77,100      1,268,295
EPIQ Systems, Inc. (b)                     52,750        897,805
FactSet Research Systems, Inc.             34,400      1,024,088
JDA Software Group, Inc. (b)               23,100        652,806
Kronos, Inc. (b)                           13,200        402,455
Practiceworks, Inc. (b)                    17,500        322,875
ProBusiness Services, Inc. (b)             29,700        432,699
Retek, Inc. (b)                            33,700        818,910
Secure Computing Corp. (b)                 16,200        122,310
TALX, Corp.                                36,320        688,627
Viewpoint Corp. (b)                       109,800        529,236
Witness Systems, Inc. (b)                  83,400        615,492
                                                    ------------
                                                       9,687,917
                                                    ------------

================================================================
SECURITY DESCRIPTION                          SHARES    VALUE
================================================================
COMMON STOCKS  (continued)

CONSTRUCTION & HOUSING  (0.5%)
Standard Pacific Corp.                     16,900  $     592,852
                                                    ------------
CONSULTING SERVICES  (1.0%)
The Corporate Executive Board Co. (b)      35,700      1,222,725
                                                    ------------
CONSUMER PRODUCTS  (0.7%)
Oakley, Inc. (b)                           47,700        829,980
                                                    ------------
CONSUMER SERVICES  (1.0%)
MAXIMUS, Inc. (b)                          36,600      1,160,220
                                                    ------------
DATA PROCESSING SERVICES  (1.9%)
Acxiom Corp. (b)                           68,100      1,191,069
Alliance Data Systems Corp. (b)            42,600      1,088,430
                                                    ------------
                                                       2,279,499
                                                    ------------
EDUCATION  (1.9%)
ITT Educational Services, Inc. (b)         64,000      1,395,200
Princeton Review, Inc. (b)                105,200        961,528
                                                    ------------
                                                       2,356,728
                                                    ------------
ELECTRIC & ELECTRONIC EQUIPMENT  (1.1%)
American Health Corp. (b)                  71,800      1,278,040
                                                    ------------
ELECTRONICS  (5.5%)
Artisan Components, Inc. (b)              175,700      1,581,300
Cree, Inc. (b)                             61,600        814,968
Gentex Corp. (b)                           69,900      1,920,153
Lam Research Corp. (b)                     89,900      1,616,402
LTX Corp. (b)                              49,500        706,860
                                                    ------------
                                                       6,639,683
                                                    ------------
ENTERTAINMENT SOFTWARE  (2.0%)
Gamestop Corp. (b)                         29,400        617,106
Take-Two Interactive Software, Inc. (b)    86,100      1,772,799
                                                    ------------
                                                       2,389,905
                                                    ------------
FINANCIAL  (5.3%)
Affiliated Managers Group, Inc. (b)        14,700        904,050
Arthur J. Gallagher & Co.                  15,700        544,005
Boston Private Financial Holdings, Inc.    44,000      1,088,560
Commerce Bancorp, Inc.                      8,300        366,860
Financial Federal Corp. (b)                59,500      1,969,450
HCC Insurance Holdings, Inc.               31,600        832,660
Investment Technology Group, Inc. (b)       9,000        294,300
Medallion Financial Corp.                  72,200        381,216
                                                    ------------
                                                       6,381,101
                                                    ------------
FOOD & BEVERAGE  (2.5%)
American Italian Pasta Co. (b)             60,300      3,074,697
                                                    ------------
HEALTHCARE PRODUCTS  (3.5%)
American Medical Systems
Holdings, Inc. (b)                         59,100      1,185,546
Cephalon, Inc. (b)                         14,400        650,880
Cholestech Corp. (b)                       45,000        474,750
Conceptus, Inc. (b)                        25,900        427,091
Endocare, Inc. (b)                         78,400      1,035,664
Med-Design Corp. (b)                       26,500        342,910
Wright Medical Group, Inc. (b)              3,500         70,560
                                                    ------------
                                                       4,187,401
                                                    ------------
HEALTHCARE SERVICES  (5.5%)
Accredo Health, Inc. (b)                   10,900        502,926
AMN Healthcare Services, Inc. (b)          22,100        773,721
Apria Healthcare Group, Inc. (b)           59,400      1,330,560
Dianon Systems, Inc. (b)                   11,000        587,620
Omnicare, Inc.                             66,300      1,741,038

                        GARTMORE VARIABLE INSURANCE TRUST
                           GVIT SMALL CAP GROWTH FUND
         STATEMENT OF INVESTMENTS JUNE 30, 2002 (UNAUDITED) (CONTINUED)


==========================================================================
SECURITY DESCRIPTION                               SHARES         VALUE
==========================================================================
COMMON STOCKS  (CONTINUED)

HEALTHCARE SERVICES  (CONTINUED)
Province Healthcare Co. (b)                          20,550  $     459,498
Select Medical Corp. (b)                             78,100      1,223,046
                                                             -------------
                                                                 6,618,409
                                                             -------------
HOSPITALS  (0.7%)
AmSurg Corp. (b)                                     31,300        821,938
                                                             -------------
INSURANCE  (0.3%)
American Medical Security
Group, Inc. (b)                                      14,600        349,670
                                                             -------------
INTERNET  (2.7%)
Alloy Online, Inc. (b)                               97,800      1,412,232
Checkfree Corp. (b)                                  94,806      1,482,766
Netflix, Inc. (b)                                    29,100        407,109
                                                             -------------
                                                                 3,302,107
                                                             -------------
MACHINERY, EQUIPMENT, & SUPPLIES  (1.0%)
Intermagnetics General Corp. (b)                     59,300      1,197,860
                                                             -------------
MANUFACTURING  (0.6%)
Power-One, Inc. (b)                                 111,400        692,908
                                                             -------------
MEDIA  (0.7%)
Regent Communications, Inc. (b)                      93,800        662,134
Tivo, Inc. (b)                                       66,000        244,860
                                                             -------------
                                                                   906,994
                                                             -------------
MEDICAL  (6.0%)
Cryolife, Inc. (b)                                   30,100        483,406
Dendrite International, Inc. (b)                    116,500      1,126,555
Gene Logic, Inc. (b)                                111,200      1,556,800
Impath, Inc. (b)                                     58,100      1,042,895
Urologix, Inc. (b)                                   92,700      1,185,633
VISX, Inc. (b)                                      171,400      1,868,260
                                                             -------------
                                                                 7,263,549
                                                             -------------
MISCELLANEOUS PUBLISHING  (0.2%)
Proquest Co. (b)                                      6,600        234,300
                                                             -------------
OIL & GAS  (3.9%)
CAL Dive International, Inc. (b)                     46,000      1,012,000
National-Oilwell, Inc. (b)                           35,300        743,065
Newfield Exploration Co. (b)                         52,000      1,932,840
Patterson-UTI Energy, Inc. (b)                       36,500      1,030,395
                                                             -------------
                                                                 4,718,300
                                                             -------------
PHARMACEUTICALS  (1.7%)
First Horizon Pharmaceutical Corp. (b)               26,000        537,940
Impax Laboratories, Inc. (b)                         50,200        375,998
Intermune, Inc. (b)                                  21,600        455,760
Salix Pharmaceuticals, Inc. (b)                      43,500        677,730
                                                             -------------
                                                                 2,047,428
                                                             -------------
RESORTS & THEME PARKS  (0.5%)
Vail Resorts, Inc. (b)                               37,500        641,250
                                                             -------------
RETAIL  (6.6%)
Charlotte Russe Holding, Inc. (b)                    38,700        864,171
dELiA*s Corp. (b)                                   103,100        525,810
Hot Topic, Inc. (b)                                  30,450        813,320
Insight Enterprises, Inc. (b)                        28,200        710,358
J. Jill Group, Inc. (b)                              23,500        891,825
MSC Industrial Direct Company, Inc. (b)              63,700      1,242,150
Racing Champions Corp. (b)                           44,400        820,068
Too Corp. (b)                                        19,600        603,680


==========================================================================
SECURITY DESCRIPTION                                SHARES       VALUE
==========================================================================
COMMON STOCKS  (continued)

RETAIL  (CONTINUED)
Tuesday Morning Corp. (b)                            19,400  $     360,064
Ultimate Electronics, Inc. (b)                       18,800        487,108
Urban Outfitters, Inc. (b)                           11,800        409,696
West Marine, Inc. (b)                                23,800        303,688
                                                             -------------
                                                                 8,031,938
                                                             -------------
SEMICONDUCTORS  (1.2%)
Integrated Device Technology, Inc. (b)               22,600        409,964
Microtune, Inc. (b)                                  76,000        677,160
Semtech Corp. (b)                                    14,000        373,800
                                                             -------------
                                                                 1,460,924
                                                             -------------
TELECOMMUNICATIONS  (2.1%)
Advanced Fibre Communications, Inc. (b)              61,300      1,013,902
Intrado, Inc. (b)                                    37,600        727,936
Tekelec (b)                                          98,100        787,743
                                                             -------------
                                                                 2,529,581
                                                             -------------
THERAPEUTICS  (0.4%)
CV Therapeutics, Inc. (b)                            27,100        504,602
                                                             -------------
TOBACCO  (0.3%)
Vector Group Ltd.                                    22,990        404,624
                                                             -------------
TRANSPORTATION  (1.2%)
Kansas City Southern Industries, Inc. (b)            82,500      1,402,500
                                                             -------------
TOTAL COMMON STOCKS                                            104,748,683
                                                             -------------

==========================================================================
SECURITY DESCRIPTION                             PRINCIPAL        VALUE
==========================================================================

REPURCHASE AGREEMENT  (13.0%)
Fifth Third Bank, 1.86%, dated 06/28/02,
due 07/01/02, repurchase price
15,795,522 (Fully collateralized
by GNMA, FNMB,
and FGCI Securities)                           $ 15,793,074     15,793,074
                                                             -------------
TOTAL REPURCHASE AGREEMENT                                      15,793,074
                                                             -------------
TOTAL INVESTMENTS
(COST $132,738,666) (a) - 99.6%                                120,541,757
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.4%                       482,860
                                                             -------------
NET ASSETS - 100.0%                                          $ 121,024,617
                                                             =============

--------------------------------------------------------------------------
(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows:

          Unrealized appreciation          $   6,706,369
          Unrealized depreciation            (18,903,278)
                                           --------------
          Net unrealized depreciation      $ (12,196,909)
                                           ==============

     Aggregate cost for federal income tax purposes is substantially the same.

(b)  Denotes a non-income producing security.

FGCI      Freddie Mac Gold

FNMB      Federal National Mortgage Bank

GNMA      Government National Mortgage Association

See notes to financial statements.

                        GARTMORE VARIABLE INSURANCE TRUST
                      GARTMORE GVIT WORLDWIDE LEADERS FUND
               STATEMENT OF INVESTMENTS JUNE 30, 2002 (UNAUDITED)


====================================================================
SECURITY DESCRIPTION                           SHARES      VALUE
====================================================================
COMMON STOCKS  (76.8%)

AUSTRALIA  (0.9%)
COMPUTER SERVICE  (0.9%)
Computershare Ltd.                            297,185  $     367,047
                                                       -------------
FINLAND  (4.2%)
TELECOMMUNICATIONS  (4.2%)
Nokia                                         117,200      1,715,366
                                                       -------------
FRANCE  (7.7%)
BANKING  (3.2%)
BNP Paribas SA                                 24,000      1,327,335
                                                       -------------
BUILDING & CONSTRUCTION  (2.6%)
Compagnie de Saint-Gobain                      24,000      1,077,274
                                                       -------------
FOOD DIVERSIFIED  (1.9%)
Groupe Danone                                   5,700        783,601
                                                       -------------
GAS & ELECTRIC UTILITY  (0.0%)
Total Fina SA Strip                               450              4
                                                       -------------
                                                           3,188,214
                                                       -------------
GERMANY  (6.6%)

AUTOMOTIVE  (3.7%)
Bayerische Motoren Werke AG                    37,600      1,550,334
                                                       -------------
CHEMICALS  (2.9%)
Dem Bayer AG                                   37,700      1,195,164
                                                       -------------
                                                           2,745,498
                                                       -------------
HONG KONG  (2.8%)

BEVERAGES  (0.4%)
Harbin Breweries Group Ltd. (b)               732,000        168,923
                                                       -------------
FINANCIAL SERVICES  (2.4%)
Hong Kong Exchanges & Clearing Ltd.           590,000        971,987
                                                       -------------
                                                           1,140,910
                                                       -------------
JAPAN  (17.2%)

BROKERAGE SERVICES  (3.2%)
Matsui Securities Co. Ltd.                    103,100      1,324,663
                                                       -------------
BUILDING & CONSTRUCTION  (2.0%)
Nippon Electric Glass Co. Ltd.                 85,000        831,845
                                                       -------------
ELECTRONICS  (2.8%)
Sony Corp.                                     21,700      1,146,012
                                                       -------------
FINANCIAL SERVICES  (2.5%)
Orix Corp.                                     12,900      1,040,739
                                                       -------------
PHARMACEUTICALS  (2.7%)
Takeda Chemical Industries Ltd.                25,000      1,097,113
                                                       -------------
TELECOMMUNICATIONS  (4.0%)
Nippon Telegraph & Telephone Corp.                410      1,686,385
                                                       -------------
                                                           7,126,757
                                                       -------------
KOREA  (3.5%)

TELECOMMUNICATIONS  (3.5%)
KT Corp. ADR                                   65,900      1,426,735
                                                       -------------


====================================================================
SECURITY DESCRIPTION                           SHARES      VALUE
====================================================================
COMMON STOCKS  (continued)

UNITED KINGDOM  (10.4%)

BANKING  (1.5%)
Lloyds TSB Group PLC                           62,200  $     619,119
                                                       -------------
BUILDING & CONSTRUCTION  (3.5%)
George Wimpey PLC                             357,181      1,459,129
                                                       -------------
DIVERSIFIED MANUFACTURING OPERATIONS  (1.8%)
Invensys PLC                                  557,900        756,862
                                                       -------------
OIL & GAS  (3.6%)
BP Amoco PLC                                  174,973      1,469,579
                                                       -------------
                                                           4,304,689
                                                       -------------
UNITED STATES  (23.5%)

COMPUTER SERVICES/SOFTWARE  (2.4%)
Dell Computer Corp. (b)                        37,717        985,922
                                                       -------------
CONSULTING SERVICES  (2.6%)
Accenture Ltd. (b)                             55,600      1,056,400
                                                       -------------
FINANCIAL SERVICES  (8.7%)
Investors Financial Services Corp.             24,400        818,376
Merrill Lynch & Co., Inc.                      40,600      1,644,301
Washington Mutual, Inc.                        31,400      1,165,254
                                                       -------------
                                                           3,627,931
                                                       -------------
MEDICAL INSTRUMENTS  (2.1%)
St. Jude Medical, Inc. (b)                     11,900        878,815
                                                       -------------
OPTICAL SUPPLIES  (2.7%)
Alcon, Inc. (b)                                32,600      1,116,550
                                                       -------------
PERSONAL CARE  (2.7%)
Gillette Co. (The)                             33,900      1,148,193
                                                       -------------
PHARMACEUTICALS  (2.3%)
Pharmacia Corp.                                25,100        939,995
                                                       -------------
                                                           9,753,806
                                                       -------------
TOTAL COMMON STOCKS                                       31,769,022
                                                       -------------

                        GARTMORE VARIABLE INSURANCE TRUST
                      GARTMORE GVIT WORLDWIDE LEADERS FUND
         STATEMENT OF INVESTMENTS JUNE 30, 2002 (UNAUDITED) (CONTINUED)

==================================================================
SECURITY DESCRIPTION                       PRINCIPAL      VALUE
==================================================================
REPURCHASE AGREEMENT  (9.0%)
Fifth Third Bank, 1.86%, dated
06/28/02, due 07/01/02, repurchase
price $3,704,789 (Fully collateralized
by Fannie Mae Securities)                $3,704,215  $   3,704,215
                                                     -------------
TOTAL REPURCHASE AGREEMENT                               3,704,215
                                                     -------------
TOTAL INVESTMENTS
(COST $35,089,494) (a) - 85.8%                          35,473,237
OTHER ASSETS IN EXCESS OF
LIABILITIES - 14.2%                                      5,858,756
                                                     -------------
NET ASSETS - 100.0%                                  $  41,331,993
                                                     =============

------------------------------------------------------------------
(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows:

          Unrealized appreciation         $ 1,284,143
          Unrealized depreciation            (900,400)
                                          ------------
          Net unrealized appreciation     $   383,743
                                          ============

     Aggregate cost for federal income tax purposes is substantially the same.

(b)  Denotes a non-income producing security.

ADR       American Depositary Receipt


At June 30, 2002 the Fund's open long futures contracts were as follows:

                                      Market Value    Unrealized
Number of      Long                    Covered by    Appreciation
Contracts    Contracts     Expiration  Contracts    (Depreciation)
---------  --------------  ----------  -----------  --------------
23         S&P 500 Future    09/20/02  $ 5,693,075  $  (163,825)


Cash in the amount of $5,600,000 is restricted in use and pledged as collateral for the futures contracts.

At June 30, 2002 the Fund's open forward foreign currency contracts were as follows:

                                                        Unrealized
                       Delivery  Contract    Market    Appreciation
Currency                 Date      Value     Value    (Depreciation)
---------------------  --------  ---------  --------  ---------------
Short Contracts:
British Pound           7/01/02  $  19,891  $ 19,928  $          (37)
Euro                    7/01/02     20,720    20,847            (127)
Hong Kong Dollar        7/02/02     22,703    22,761             (58)
                                 ---------  --------  ---------------
Total Short Contracts            $  63,314  $ 63,536  $         (222)
                                 =========  ========  ===============


See notes to financial statements.

                        GARTMORE VARIABLE INSURANCE TRUST
                        DREYFUS GVIT MID CAP INDEX FUND
               STATEMENT OF INVESTMENTS JUNE 30, 2002 (UNAUDITED)


================================================================
SECURITY DESCRIPTION                       SHARES      VALUE
================================================================
COMMON STOCKS  (97.8%)

AEROSPACE / DEFENSE  (0.3%)
Precision Castparts Corp.                  20,300  $     669,900
Sequa Corp. (b)                             4,100        268,099
                                                   -------------
                                                         937,999
                                                   -------------
AGRICULTURAL PRODUCTS  (0.7%)
R.J. Reynolds Tobacco Holdings, Inc.       36,000      1,935,000
Universal Corp.                            10,300        378,010
                                                   -------------
                                                       2,313,010
                                                   -------------
AIRLINES  (0.1%)
Alaska Air Group, Inc. (b)                 10,400        271,440
                                                   -------------
AMUSEMENT & RECREATION  (0.6%)
Callaway Golf Co.                          30,700        486,288
International Speedway Corp.               20,800        834,080
Six Flags, Inc. (b)                        36,200        523,090
                                                   -------------
                                                       1,843,458
                                                   -------------
AUTO PARTS & EQUIPMENT  (1.3%)
Arvinmeritor, Inc.                         26,625        639,000
Bandag, Inc.                                8,100        229,392
BorgWarner Automotive, Inc.                10,400        600,704
Gentex Corp. (b)                           29,600        813,112
Lear Corp. (b)                             25,600      1,184,000
Modine Manufacturing Co.                   13,100        321,998
Superior Industries International, Inc.    10,200        471,750
                                                   -------------
                                                       4,259,956
                                                   -------------
BANKS  (10.0%)
Associated Banc Corp.                      29,810      1,124,135
Astoria Financial Corp.                    35,300      1,131,365
Banknorth Group, Inc.                      57,800      1,503,956
City National Corp.                        19,600      1,053,500
Colonial Bancgroup, Inc.                   47,100        706,500
Compass Bancshares, Inc.                   50,000      1,680,000
First Virginia Banks, Inc.                 18,800      1,008,056
FirstMerit Corp.                           33,300        918,414
Golden State Bancorp, Inc.                 53,300      1,932,125
Greater Bay Bancorp                        19,800        609,048
GreenPoint Financial Corp.                 39,200      1,924,720
Hibernia Corp.                             62,800      1,242,812
Independence Community Bank Corp.          22,700        652,171
IndyMac Bancorp, Inc. (b)                  23,800        539,784
M&T Bank Corp.                             36,400      3,121,663
Mercantile Bankshare Corp.                 27,400      1,124,222
National Commerce Financial Co.            80,890      2,127,407
New York Community Bancorp, Inc.           42,100      1,140,910
North Fork Bancorp, Inc.                   64,200      2,555,802
Provident Financial Group                  19,300        559,893
Roslyn Bancorp, Inc.                       33,100        722,573
Silicon Valley Bancshares (b)              17,900        471,844
Sovereign Bancorp, Inc.                   102,100      1,526,395
TCF Financial Corp.                        29,700      1,458,270
Webster Financial Corp.                    19,200        734,208
West America Bancorp.                      13,100        518,236
Wilmington Trust Corp.                     25,700        783,850
                                                   -------------
                                                      32,871,859
                                                   -------------
BIOTECHNOLOGY  (2.1%)
Gilead Sciences, Inc. (b)                  76,400      2,512,032
IDEC Pharmaceuticals Corp. (b)             59,700      2,116,365
Incyte Pharmaceuticals, Inc. (b)           26,300        191,201


================================================================
SECURITY DESCRIPTION                       SHARES      VALUE
================================================================
COMMON STOCKS  (continued)

BIOTECHNOLOGY  (CONTINUED)
Millenium Pharmaceuticals, Inc. (b)       110,487  $   1,342,417
Protein Design Labs, Inc. (b)              34,800        377,928
Vertex Pharmaceuticals, Inc. (b)           29,700        483,516
                                                   -------------
                                                       7,023,459
                                                   -------------
BROADCASTING  (1.2%)
Emmis Communications Corp. (b)             20,700        438,633
Entercom Communications Corp. (b)          19,400        890,460
Hispanic Broadcasting Corp. (b)            42,600      1,111,860
Westwood One, Inc. (b)                     42,000      1,403,640
                                                   -------------
                                                       3,844,593
                                                   -------------
BUSINESS SERVICES  (3.0%)
Acxiom Corp. (b)                           34,400        601,656
Catalina Marketing Corp. (b)               21,700        612,374
Ceridian Corp. (b)                         57,900      1,098,942
Checkfree Corp. (b)                        30,600        478,584
CSG Systems International, Inc. (b)        20,700        396,198
DST Systems, Inc. (b)                      46,900      2,143,799
Gartner Group, Inc. (b)                    33,100        311,140
Harte-Hanks, Inc.                          36,950        759,323
Kelly Services                             14,100        380,841
Korn/Ferry International (b)               14,800        134,680
Manpower, Inc.                             29,600      1,087,800
MPS Group, Inc. (b)                        38,800        329,800
The BISYS Group, Inc. (b)                  46,800      1,558,440
                                                   -------------
                                                       9,893,577
                                                   -------------
CHEMICALS  (2.7%)
A. Schulman, Inc.                          11,500        246,664
Airgas, Inc. (b)                           27,300        472,290
Albemarle Corp.                            16,300        501,225
Cabot Corp.                                24,400        699,060
Crompton Corp.                             44,500        567,375
Cytec Industries, Inc. (b)                 15,500        487,320
Ferro Corp.                                15,500        467,325
FMC Corp. (b)                              13,700        413,329
Fuller (H. B.) Co.                         11,100        325,119
IMC Global, Inc.                           45,100        563,750
Lubrizol Corp.                             20,100        673,350
Lyondell Chemical Co.                      48,900        738,390
Minerals Technologies, Inc.                 8,000        394,560
Olin Corp.                                 18,400        407,560
RPM, Inc.                                  44,900        684,725
Solutia, Inc.                              41,100        288,522
Valspar Corp.                              19,600        884,744
                                                   -------------
                                                       8,815,308
                                                   -------------
COMMUNICATION EQUIPMENT  (2.1%)
Adtran, Inc. (b)                           15,100        286,885
Advanced Fibre Communications, Inc. (b)    32,300        534,242
Broadwing, Inc. (b)                        85,800        223,080
CommScope, Inc. (b)                        24,200        302,500
Harris Corp.                               26,000        942,240
L-3 Communications Holdings, Inc. (b)      36,600      1,976,400
Plantronics, Inc. (b)                      18,200        345,982
Polycom, Inc. (b)                          39,200        470,008
Powerwave Technologies, Inc. (b)           25,600        234,496
Price Communications Corp. (b)             21,400        342,400
Telephone & Data Systems, Inc.             23,000      1,392,650
                                                   -------------
                                                       7,050,883
                                                   -------------

                        GARTMORE VARIABLE INSURANCE TRUST
                        DREYFUS GVIT MID CAP INDEX FUND
         STATEMENT OF INVESTMENTS JUNE 30, 2002 (UNAUDITED) (CONTINUED)


===================================================================
SECURITY DESCRIPTION                          SHARES      VALUE
===================================================================
COMMON STOCKS  (CONTINUED)

COMPUTER HARDWARE  (1.7%)
Infocus Corp. (b)                             15,400  $     181,412
Keane, Inc. (b)                               29,700        368,280
National Instruments Corp. (b)                20,200        657,712
Quantum Corp. (b)                             61,000        256,200
SanDisk Corp. (b)                             26,900        333,560
Storage Technology Corp. (b)                  41,500        662,755
Sungard Data Systems, Inc. (b)               110,600      2,928,688
Sykes Enterprises, Inc. (b)                   15,900        122,255
                                                      -------------
                                                          5,510,862
                                                      -------------
COMPUTER SOFTWARE & SERVICES  (5.8%)
3COM Corp. (b)                               139,800        615,120
Activision, Inc. (b)                          24,200        703,252
Advent Software, Inc. (b)                     13,600        349,520
Affiliated Computer Services, Inc. (b)        51,700      2,454,716
Ascential Software Corp. (b)                  99,900        278,721
Avocent Corp. (b)                             17,600        280,192
Cadence Design Systems, Inc. (b)             103,900      1,674,868
Electronic Arts, Inc. (b)                     54,100      3,573,305
Internet Security, Inc. (b)                   18,900        247,968
Investment Technology Group, Inc. (b)         19,300        631,110
Jack Henry & Associates, Inc.                 35,500        592,495
Legato Systems, Inc. (b)                      44,600        160,560
Macromedia, Inc. (b)                          23,100        204,897
Macrovision Corp. (b)                         20,000        262,200
Mentor Graphics Corp. (b)                     25,600        364,032
Network Associates, Inc. (b)                  57,600      1,109,952
Retek, Inc. (b)                               20,500        498,150
RSA Security, Inc. (b)                        22,200        106,782
Sybase, Inc. (b)                              38,900        410,395
Symantec Corp. (b)                            55,800      1,833,030
Synopsys, Inc. (b)                            30,600      1,677,186
The Titan Corp. (b)                           30,200        552,358
Transaction Systems Architects, Inc. (b)      13,900        163,464
Wind River Systems, Inc. (b)                  30,900        154,809
                                                      -------------
                                                         18,899,082
                                                      -------------
COMPUTER STORAGE DEVICES  (0.1%)
McDATA Corp. (b)                              44,400        391,164
                                                      -------------
CONSTRUCTION  (1.8%)
Clayton Homes, Inc.                           54,000        853,200
Dycom Industries, Inc. (b)                    18,800        219,772
Granite Construction, Inc.                    16,150        408,595
Horton (D.R.), Inc.                           57,400      1,494,122
Jacobs Engineering Group, Inc. (b)            21,300        740,814
Lennar Corp.                                  25,200      1,542,240
Martin Marietta Materials, Inc.               19,100        744,900
                                                      -------------
                                                          6,003,643
                                                      -------------
CONSUMER & COMMERCIAL SERVICES  (2.2%)
Choicepoint, Inc. (b)                         33,433      1,520,199
DeVry, Inc. (b)                               27,400        625,816
Dun & Bradstreet Corp. (b)                    29,200        965,060
Education Management Corp. (b)                13,700        558,001
NCO Group, Inc. (b)                           10,100        219,978
Pittston Brink's Group                        21,300        511,200
Quanta Services, Inc. (b)                     27,200        268,464
Rollins, Inc.                                 11,800        240,012
Sotheby's Holdings, Inc. (b)                  24,100        343,425
Sylvan Learning Systems, Inc. (b)             15,600        311,064


===================================================================
SECURITY DESCRIPTION                          SHARES      VALUE
===================================================================
COMMON STOCKS  (CONTINUED)

CONSUMER & COMMERCIAL SERVICES  (CONTINUED)
United Rentals, Inc. (b)                      30,000  $     654,000
Viad Corp.                                    34,800        904,800
                                                      -------------
                                                          7,122,019
                                                      -------------
CONSUMER NON-DURABLE  (0.2%)
Timberland Co. (b)                            14,800        530,136
                                                      -------------
CONSUMER PRODUCTS  (1.7%)
Blyth Industries, Inc.                        18,100        565,082
Church & Dwight, Inc.                         15,500        485,615
Dial Corp.                                    37,200        744,744
Energizer Holdings, Inc. (b)                  35,800        981,636
Furniture Brands International, Inc. (b)      22,100        668,525
Lancaster Colony Corp.                        14,400        513,504
Mohawk Industries Co. (b)                     26,400      1,624,392
                                                      -------------
                                                          5,583,498
                                                      -------------
CONTAINERS / PACKAGING  (0.6%)
Packaging Corp. of America (b)                41,400        823,446
Sonoco Products Co.                           37,800      1,070,496
                                                      -------------
                                                          1,893,942
                                                      -------------
CRUDE PETROLEUM & NATURAL GAS  (0.6%)
Noble Energy, Inc.                            22,400        807,520
Patterson-UTI Energy, Inc. (b)                30,900        872,307
Westar Energy, Inc.                           28,100        431,335
                                                      -------------
                                                          2,111,162
                                                      -------------
ELECTRONICS  (5.9%)
Arrow Electronics, Inc. (b)                   39,300        815,475
Atmel Corp. (b)                              183,300      1,147,458
Avnet, Inc.                                   46,900      1,031,331
Cabot Microelectronics Corp. (b)               9,482        409,243
Cirrus Logic, Inc. (b)                        32,300        241,927
Credence Systems Corp. (b)                    23,700        421,149
Cree, Inc. (b)                                28,500        377,055
Cypress Semiconductor Corp. (b)               48,100        730,158
FEI Co. (b)                                   12,700        311,277
GrafTech International Ltd. (b)               21,900        269,370
Hubbell, Inc.                                 23,100        788,865
Integrated Device Technology, Inc. (b)        40,900        741,926
International Rectifier Corp. (b)             24,900        725,835
Intersil Corp. (b)                            53,300      1,139,554
Kemet Corp. (b)                               33,700        601,882
Lam Research Corp. (b)                        49,900        897,202
Lattice Semiconductor Corp. (b)               43,000        375,820
LTX Corp. (b)                                 19,100        272,748
Micrel, Inc. (b)                              36,400        523,432
Microchip Technology, Inc. (b)                78,200      2,145,026
MIPS Technologies, Inc. (b)                   15,400         85,778
Newport Corp.                                 14,900        233,334
Plexus Corp. (b)                              16,400        296,840
RF Micro Devices, Inc. (b)                    65,600        499,872
Semtech Corp. (b)                             28,600        763,620
SPX Corp. (b)                                 16,200      1,903,500
TriQuint Semiconductor, Inc. (b)              51,491        330,057
Vishay Intertechnology, Inc. (b)              62,550      1,376,100
                                                      -------------
                                                         19,455,834
                                                      -------------
ENVIRONMENTAL SERVICES  (0.4%)
Republic Services, Inc. (b)                   65,200      1,243,364
                                                      -------------

                        GARTMORE VARIABLE INSURANCE TRUST
                        DREYFUS GVIT MID CAP INDEX FUND
         STATEMENT OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED) (CONTINUED)


===========================================================
SECURITY DESCRIPTION                  SHARES      VALUE
===========================================================
COMMON STOCKS  (continued)

FINANCIAL SERVICES  (4.2%)
Americredit Corp. (b)                 33,500  $     939,675
Bank of Hawaii Corp.                  28,600        800,800
Certegy, Inc. (b)                     27,300      1,013,103
Commerce Bancorp, Inc.                26,100      1,153,620
E*TRADE Group, Inc. (b)              139,300        760,578
Eaton Vance Corp.                     27,300        851,760
Edwards (A.G.), Inc.                  31,600      1,228,292
Investors Financial Services Corp.    25,200        845,208
Labranche & Co., Inc. (b)             23,100        528,990
Legg Mason, Inc.                      25,200      1,243,368
Metris Cos., Inc.                     24,400        202,764
Neuberger Berman, Inc.                27,650      1,011,990
PMI Group, Inc.                       35,300      1,348,460
SEI Corp.                             43,000      1,211,310
Waddell & Reed Financial, Inc.        31,600        724,272
                                              -------------
                                                 13,864,190
                                              -------------
FOOD & BEVERAGE  (4.3%)
Constellation Brands, Inc. (b)        34,900      1,116,800
Dean Foods Co. (b)                    35,322      1,317,511
Dole Food Co.                         22,000        634,700
Dreyer's Grand Ice Cream, Inc.        13,600        932,960
Hormel Foods Corp.                    54,400      1,302,336
Interstate Bakeries Corp.             17,100        493,848
McCormick & Co., Inc.                 54,600      1,405,950
PepsiAmericas, Inc.                   60,600        905,364
Sensient Technologies Corp.           18,700        425,612
Smithfield Foods, Inc. (b)            43,400        805,070
Smucker (J.M.) Co.                    19,267        657,583
Tootsie Roll Industries, Inc.         20,276        781,843
Tyson Foods, Inc.                    138,581      2,149,390
Whole Foods Market, Inc. (b)          22,200      1,070,484
                                              -------------
                                                 13,999,451
                                              -------------
GAMING  (0.8%)
GTECH Holdings Corp. (b)              22,500        574,650
Mandalay Resort Group (b)             26,800        738,876
Park Place Entertainment, Inc. (b)   118,400      1,213,600
                                              -------------
                                                  2,527,126
                                              -------------
HEALTH SERVICES  (0.4%)
Universal Health Services, Inc. (b)   23,500      1,151,500
                                              -------------
HEALTHCARE  (9.0%)
AdvancePCS (b)                        36,200        866,628
Apogent Technologies, Inc. (b)        41,900        861,883
Apria Healthcare Group, Inc. (b)      21,300        477,120
Barr Laboratories, Inc. (b)           17,100      1,086,363
Beckman Coulter, Inc.                 24,200      1,207,580
Covance, Inc. (b)                     24,400        457,500
Cytyc Corp. (b)                       48,000        365,760
Dentsply International, Inc.          30,600      1,129,446
Edwards Lifesciences Corp. (b)        23,400        542,880
Express Scripts, Inc. (b)             31,300      1,568,443
First Health Group Corp. (b)          39,700      1,113,188
Health Net, Inc. (b)                  49,200      1,317,084
Henry Schein, Inc. (b)                16,900        752,050
ICN Pharmaceuticals, Inc.             32,600        789,246
IVAX Corp. (b)                        76,325        824,310
LifePoint Hospitals, Inc. (b)         15,400        559,174
Lincare Holdings, Inc. (b)            42,200      1,363,060
Mylan Laboratories, Inc.              49,300      1,545,555


===========================================================
SECURITY DESCRIPTION                  SHARES      VALUE
===========================================================
COMMON STOCKS  (continued)

HEALTHCARE  (CONTINUED)
Omnicare, Inc.                        36,900  $     968,994
Oxford Health Plans (b)               34,500      1,602,870
PacifiCare Health Systems, Inc. (b)   13,700        372,640
Patterson Dental Co. (b)              26,600      1,338,778
Perrigo Co. (b)                       28,400        369,200
Quest Diagnostics, Inc. (b)           38,000      3,269,900
Sepracor, Inc. (b)                    32,900        314,195
Steris Corp. (b)                      27,200        519,792
Triad Hospitals, Inc. (b)             28,508      1,208,169
Trigon Healthcare, Inc. (b)           14,100      1,418,178
Varian Medical Systems, Inc. (b)      26,700      1,082,685
Visx, Inc. (b)                        21,200        231,080
                                              -------------
                                                 29,523,751
                                              -------------
HOTELS & LODGING  (0.2%)
Extended Stay America, Inc. (b)       36,300        588,786
                                              -------------
INSURANCE  (4.3%)
Allmerica Financial Corp.             20,800        960,960
American Financial Group, Inc.        26,900        642,910
AmerUs Group Co.                      15,900        589,890
Everest Re Group Ltd.                 20,100      1,124,595
Fidelity National Financial, Inc.     37,490      1,184,684
Gallagher (Arthur J.) & Co.           33,700      1,167,705
HCC Insurance Holdings, Inc.          24,400        642,940
Horace Mann Educators Corp.           16,000        298,720
Leucadia National Corp.               21,700        687,022
Mony Group, Inc.                      19,000        646,190
Ohio Casualty Corp. (b)               23,700        495,330
Old Republic International Corp.      47,200      1,486,800
Protective Life Corp.                 26,900        890,390
Radian Group, Inc.                    37,100      1,812,335
Stancorp Financial Group, Inc.        11,600        643,800
Unitrin, Inc.                         26,500        947,905
                                              -------------
                                                 14,222,176
                                              -------------
MACHINERY  (0.4%)
AGCO Corp.                            29,200        569,400
Kaydon Corp.                          11,800        278,598
Tecumseh Products Co.                  7,200        382,176
                                              -------------
                                                  1,230,174
                                              -------------
MANUFACTURING  (2.8%)
Albany International Corp.            12,512        336,698
Ametek, Inc.                          12,900        480,525
Carlisle Companies, Inc.              11,900        535,262
Diebold, Inc.                         28,200      1,050,168
Donaldson Co., Inc.                   17,300        606,192
Federal Signal Corp.                  17,700        424,800
Flowserve Corp. (b)                   21,600        643,680
Harsco Corp.                          15,700        588,750
Hillenbrand Industry, Inc.            24,600      1,381,290
Nordson Corp.                         13,100        323,046
Pentair, Inc.                         19,300        927,944
Stewart & Stevenson Services, Inc.    11,200        198,688
Teleflex, Inc.                        15,300        874,395
Trinity Industries, Inc.              18,000        372,960
York International Corp.              15,400        520,366
                                              -------------
                                                  9,264,764
                                              -------------

             GARTMORE VARIABLE INSURANCE TRUST
              DREYFUS GVIT MID CAP INDEX FUND
STATEMENT OF INVESTMENTS JUNE 30, 2002 (UNAUDITED) (CONTINUED)


=============================================================
SECURITY DESCRIPTION                    SHARES      VALUE
=============================================================
COMMON STOCKS  (continued)
METALS  (0.4%)
AK Steel Holding Corp.                  42,300  $     541,863
Carpenter Technology Corp.               8,700        250,647
Kennametal, Inc.                        13,400        490,440
                                                -------------
                                                    1,282,950
                                                -------------
MINING  (0.1%)
Arch Coal, Inc.                         20,500        465,555
                                                -------------
OFFICE EQUIPMENT & SUPPLIES  (0.7%)
HON Industries, Inc.                    23,100        628,782
Miller (Herman), Inc.                   29,800        604,940
Reynolds & Reynolds Co.                 27,500        768,625
Wallace Computer Services, Inc.         16,200        348,300
                                                -------------
                                                    2,350,647
                                                -------------
OIL & GAS  (5.4%)
Cooper Cameron Corp. (b)                21,200      1,026,504
ENSCO International, Inc.               53,100      1,447,506
FMC Technologies, Inc. (b)              25,621        531,892
Forest Oil Corp. (b)                    18,400        523,112
Grant Prideco, Inc. (b)                 43,600        592,960
Hanover Compressor Co. (b)              25,700        346,950
Helmerich & Payne, Inc.                 19,600        700,112
Murphy Oil Corp.                        17,900      1,476,750
National-Oilwell, Inc. (b)              31,700        667,285
Ocean Energy, Inc.                      68,700      1,488,729
Pennzoil-Quaker State Co.               31,500        678,195
Pioneer Natural Resources Co. (b)       45,400      1,182,670
Pride International, Inc. (b)           52,200        817,452
Smith International, Inc. (b)           19,900      1,356,981
Tidewater, Inc.                         23,700        780,204
Valero Energy Corp.                     41,500      1,552,930
Varco International, Inc. (b)           37,808        663,152
Weatherford International Ltd. (b)      20,800        898,560
Weatherford International Ltd. (b)      26,100      1,127,520
                                                -------------
                                                   17,859,464
                                                -------------
PAPER & FOREST PRODUCTS  (0.9%)
Bowater, Inc.                           21,600      1,174,392
Glatfelter (P.H.) & Co.                 17,000        319,600
Longview Fibre Co.                      20,000        188,400
Potlatch Corp.                          11,100        377,622
Rayonier, Inc.                          10,900        535,517
Wausau-Mosinee Paper Corp.              20,200        243,410
                                                -------------
                                                    2,838,941
                                                -------------
PHOTOGRAPHY / IMAGING  (0.1%)
Imation Corp. (b)                       13,700        407,712
                                                -------------
PUBLISHING & PRINTING  (2.0%)
Banta Corp.                              9,800        351,820
Belo (A.H.) Corp.                       43,800        990,318
Lee Enterprises, Inc.                   17,300        605,500
Media General, Inc.                      9,100        546,000
Readers Digest Association              39,100        732,343
Scholastic Corp. (b)                    15,300        579,870
Valassis Communications, Inc. (b)       21,100        770,150
Washington Post Co.                      3,700      2,016,500
                                                -------------
                                                    6,592,501
                                                -------------


=============================================================
SECURITY DESCRIPTION                    SHARES      VALUE
=============================================================
COMMON STOCKS  (CONTINUED)

REAL ESTATE INVESTMENT TRUSTS  (0.5%)
Hospitality Properties Trust            24,500  $     894,250
New Plan Excel Realty Trust             37,200        774,876
                                                -------------
                                                    1,669,126
                                                -------------
RESTAURANTS  (1.3%)
Bob Evans Farms, Inc.                   13,700        431,276
Brinker International, Inc. (b)         38,400      1,219,200
CBRL Group, Inc.                        21,800        665,336
Outback Steakhouse, Inc. (b)            30,300      1,063,530
Papa John's International, Inc. (b)      8,100        270,459
The Cheesecake Factory, Inc. (b)        19,800        702,504
                                                -------------
                                                    4,352,305
                                                -------------
RETAIL  (5.5%)
99 Cents Only Stores (b)                27,400        702,810
Abercrombie & Fitch Co. (b)             38,800        935,856
American Eagle Outfitters Ltd. (b)      28,250        597,205
Barnes & Noble, Inc. (b)                26,400        697,752
BJ's Wholesale Club, Inc. (b)           27,900      1,074,150
Borders Group, Inc. (b)                 32,000        588,800
CDW Computer Centers, Inc. (b)          33,700      1,577,497
Claire's Stores, Inc.                   19,100        437,390
Coach, Inc. (b)                         17,400        955,260
Copart, Inc. (b)                        35,700        579,411
Dollar Tree Stores, Inc. (b)            44,550      1,755,716
Fastenal Co.                            29,700      1,143,747
Longs Drug Stores Corp.                 15,000        424,350
Michael's Stores, Inc. (b)              25,900      1,010,100
Nieman Marcus Group, Inc. (b)           18,800        652,360
Payless Shoesource, Inc. (b)             8,800        507,320
Ross Stores, Inc.                       31,000      1,263,250
Ruddick Corp.                           18,200        308,672
Saks, Inc. (b)                          55,800        716,472
Tech Data Corp. (b)                     22,100        836,485
Williams Sonoma, Inc. (b)               45,100      1,382,766
                                                -------------
                                                   18,147,369
                                                -------------
SEMICONDUCTORS  (0.3%)
Fairchild Semiconductor Corp. (b)       44,500      1,081,350
                                                -------------
SHIPPING/TRANSPORTATION  (1.9%)
Airborne, Inc.                          18,900        362,880
Alexander & Baldwin, Inc.               16,000        408,480
Atlas Air, Inc. (b)                     15,000         55,500
CNF Transportation, Inc.                18,800        714,024
EGL, Inc. (b)                           18,800        318,848
Expeditors International of             40,600      1,346,296
Washington, Inc.
GATX Corp.                              19,100        574,910
J.B. Hunt Transport Services, Inc. (b)  14,300        422,136
Overseas Shipholding Group, Inc.        13,500        284,580
Robinson (C.H.) Worldwide, Inc.         33,100      1,109,843
Swift Transportation Co., Inc. (b)      33,900        789,870
                                                -------------
                                                    6,387,367
                                                -------------
TEXTILES / APPAREL  (0.1%)
Unifi, Inc. (b)                         21,100        229,990
                                                -------------

                      GARTMORE VARIABLE INSURANCE TRUST
                      DREYFUS GVIT MID CAP INDEX FUND
       STATEMENT OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED) (CONTINUED)


=====================================================================
SECURITY DESCRIPTION                         SHARES         VALUE
=====================================================================
COMMON STOCKS  (CONTINUED)

UTILITIES  (7.1%)
AGL Resources, Inc.                            21,900  $     508,080
Allete, Inc.                                   33,300        902,430
Alliant Energy Corp.                           35,400        909,780
American Water Works, Inc.                     39,200      1,693,832
Aquila, Inc.                                   55,700        445,600
Black Hills Corp.                              10,500        363,405
Cleco Corp.                                    17,700        387,630
Conectiv, Inc.                                 34,800        898,188
DPL, Inc.                                      49,600      1,311,920
DQE, Inc.                                      28,000        392,000
Energy East Corp.                              45,800      1,035,080
Equitable Resources, Inc.                      24,800        850,640
Great Plains Energy, Inc.                      24,300        494,505
Hawaiian Electric Industries, Inc.             14,200        604,210
Idacorp, Inc.                                  14,700        407,190
MDU Resources Group, Inc.                      27,800        730,862
National Fuel Gas Co.                          31,300        704,563
Northeast Utilities                            54,000      1,015,740
NSTAR                                          20,800        931,424
Oklahoma Gas & Electric Co.                    30,600        699,516
Oneok, Inc.                                    23,700        520,215
PNM, Inc.                                      15,300        370,260
Potomac Electric Power Co.                     42,000        902,160
Puget Energy, Inc.                             34,200        706,230
Questar Corp.                                  32,000        790,400
Scana Corp.                                    41,100      1,268,757
Sierra Pacific Resources                       40,000        312,000
Vectren, Inc.                                  26,600        667,660
Western Gas Resources, Inc.                    12,900        482,460
WGL Holdings, Inc.                             19,000        492,100
Wisconsin Energy Corp.                         45,200      1,142,204
WPS Resources Corp.                            12,400        506,292
                                                       --------------
                                                          23,447,333
                                                       --------------
TOTAL COMMON STOCKS                                      321,354,776
                                                       --------------


=====================================================================
SECURITY DESCRIPTION                         SHARES         VALUE
=====================================================================
U.S. TREASURY BILLS  (0.2%)
1.65%, 09/26/02 (c)                      $    500,000  $     497,994
                                                       --------------
Total U.S. Treasury Bills                                    497,994
                                                       --------------

REPURCHASE AGREEMENT  (2.0%)
Fifth Third Bank 1.86%, dated
06/28/02, due 07/01/02, repurchase
price $6,622,106 (Fully collateralized
by Freddie Mac securities)                  6,621,080      6,621,080
                                                       --------------
TOTAL REPURCHASE AGREEMENT                                 6,621,080
                                                       --------------
TOTAL INVESTMENTS
(COST $347,754,406) (a) - 100.0%                         328,473,850
LIABILITIES IN EXCESS
OF OTHER ASSETS - 0.0%                                       (99,148)
                                                       --------------
NET ASSETS - 100.0%                                    $ 328,374,702
                                                       ==============

---------------------------------------------------------------------

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows:

          Unrealized appreciation         $  29,465,106
          Unrealized depreciation           (48,745,662)
                                          --------------
          Net unrealized depreciation     $ (19,280,556)
                                          ==============

     Aggregate cost for federal income tax purposes is substantially the same.

(b)  Denotes a non-income producing security.

(c)  Pledged as collateral for futures.

At June 30, 2002 the Fund's open long futures contracts were as follows:

                                   Market Value     Unrealized
Number of  Long                     Covered by     Appreciation
Contracts  Contracts   Expiration    Contracts    (Depreciation)
---------  ----------  ----------  -------------  --------------
31         S&P Midcap    09/20/02  $   7,599,650  $     (78,450)
           400 Future

See notes to financial statements.

            GARTMORE VARIABLE INSURANCE TRUST
             DREYFUS GVIT MID CAP INDEX FUND
STATEMENT OF INVESTMENTS JUNE 30, 2002 (UNAUDITED) (CONTINUED)


===========================================================
SECURITY DESCRIPTION                   SHARES     VALUE
===========================================================
COMMON STOCKS  (99.3%)

AEROSPACE/DEFENSE  (4.2%)
Northrop Grumman Corp.                 2,380  $     297,500
                                              -------------
BUSINESS SERVICES  (4.9%)
Cendant Corp. (b)                     21,710        344,755
                                              -------------
COMMUNICATIONS EQUIPMENT  (10.1%)
Cisco Systems, Inc. (b)               21,750        303,413
Viacom, Inc. Class B (b)               9,150        405,985
                                              -------------
                                                    709,398
                                              -------------
COMPUTER HARDWARE  (10.3%)
Dell Computer Corp. (b)               14,110        368,836
Hewlett Packard Co.                   22,790        348,231
                                              -------------
                                                    717,067
                                              -------------
COMPUTER SOFTWARE & SERVICES  (9.4%)
Electronic Arts, Inc. (b)              4,350        287,318
Microsoft Corp. (b)                    6,800        371,960
                                              -------------
                                                    659,278
                                              -------------
FINANCIAL SERVICES  (7.8%)
American Express Co.                   7,860        285,475
Concord EFS, Inc. (b)                  8,740        263,424
                                              -------------
                                                    548,899
                                              -------------
INTERNET SERVICES  (5.5%)
eBay, Inc. (b)                         6,240        384,509
                                              -------------
MEDICAL  (11.7%)
Anthem, Inc. (b)                       3,060        206,489
HCA-The Healthcare Co.                 7,820        371,449
Medimmune, Inc. (b)                    8,990        237,336
                                              -------------
                                                    815,274
                                              -------------
MOTORCYCLES  (6.8%)
Harley-Davidson, Inc.                  9,330        478,349
                                              -------------
OIL & GAS  (4.4%)
Murphy Oil Corp.                       3,710        306,075
                                              -------------


===========================================================
SECURITY DESCRIPTION                   SHARES     VALUE
===========================================================
COMMON STOCKS  (continued)

PRINTING & PUBLISHING  (4.9%)
Gannett Co., Inc.                      4,500  $     341,550
                                              -------------
SEMICONDUCTORS  (14.4%)
Applied Materials, Inc. (b)           18,520        352,250
Broadcom Corp. (b)                     8,980        157,509
Taiwan Semiconductor
Manufacturing Co. Ltd. - ADR (b)       3,560         46,280
Texas Instruments, Inc.               18,920        448,404
                                              -------------
                                                  1,004,443
                                              -------------
TECHNOLOGY  (4.9%)
Accenture Ltd. (b)                    18,170        345,230
                                              -------------
TOTAL COMMON STOCKS                               6,952,327
                                              -------------

TOTAL INVESTMENTS
(COST $7,613,501) (a) -99.3%                      6,952,327
OTHER ASSETS IN EXCESS
OF LIABILITIES - 0.7%                                50,319
                                              -------------
NET ASSETS - 100.0%                              $7,002,646
                                              =============

-----------------------------------------------------------

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows:

          Unrealized appreciation          $    97,349
          Unrealized depreciation             (758,523)
                                           ------------
          Net unrealized depreciation      $  (661,174)
                                           ============

     Aggregate cost for federal income tax purposes is substantially the same.

(b)  Denotes a non-income producing security.

ADR      American Depositary Receipt

See notes to financial statements.

                        GARTMORE VARIABLE INSURANCE TRUST
                      GARTMORE GVIT MILLENNIUM GROWTH FUND
              STATEMENT OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED)

==============================================================
SECURITY DESCRIPTION                          SHARES   VALUE
==============================================================
COMMON STOCKS  (99.4%)

ADVERTISING  (1.1%)
The Interpublic Group of Companies, Inc.         800  $ 19,808
                                                      --------

AEROSPACE/DEFENSE  (0.6%)
Integrated Defense Technology, Inc. (b)          400    11,772
                                                      --------

BIOTECHNOLOGY  (0.7%)
Biogen, Inc. (b)                                 300    12,429
                                                      --------

BUSINESS SERVICES  (5.7%)
ChoicePoint, Inc. (b)                            452    20,552
Cintas Corp.                                     300    14,829
Fiserv, Inc. (b)                                 600    22,026
ICON plc ADR (b)                                 400    11,400
MPS Group, Inc. (b)                            1,200    10,200
SRA International, Inc. (b)                      200     5,396
Tech Data Corp. (b)                              500    18,925
                                                      --------
                                                       103,328
                                                      --------

COMPUTER SOFTWARE & SERVICES  (11.5%)
Activision, Inc. (b)                             500    14,530
Cadence Design Systems, Inc. (b)                 500     8,060
Cisco Systems, Inc. (b)                        2,600    36,270
Electronic Arts, Inc. (b)                        400    26,420
Emulex Corp. (b)                                 300     6,753
First Data Corp.                               1,000    37,200
International Game Technologies (b)              200    11,340
JDA Software Group, Inc. (b)                     800    22,608
Lexmark International Group, Inc. (b)            200    10,880
Network Appliance, Inc. (b)                      700     8,708
The BISYS Group, Inc. (b)                        298     9,923
Veritas Software Corp. (b)                       900    17,811
                                                      --------
                                                       210,503
                                                      --------

DRUGS  (1.4%)
Cephalon, Inc. (b)                               100     4,520
Medicis Pharmaceutical Corp. Class A (b)         187     7,996
MedImmune, Inc. (b)                              500    13,200
                                                      --------
                                                        25,716
                                                      --------

EDUCATION  (1.2%)
Apollo Group, Inc. Class A (b)                   571    22,509
                                                      --------

ELECTRONICS  (3.1%)
AVX Corp.                                        900    14,697
Gentex Corp. (b)                                 400    10,988
OSI Systems, Inc. (b)                            900    17,847
Vishay Intertechnology, Inc. (b)                 600    13,200
                                                      --------
                                                        56,732
                                                      --------

FINANCIAL / MISCELLANEOUS  (10.2%)
Arthur J. Gallagher & Co.                      1,000    34,650
Capital One Financial Corp.                      200    12,210
Charter One Financial, Inc.                      400    13,752
Investors Financial Services Corp.             1,400    46,956
Moodys, Inc.                                     401    19,950
SLM Corp.                                        400    38,760
Synovus Financial Corp.                          700    19,264
                                                      --------
                                                       185,542
                                                      --------

HEALTHCARE  (4.3%)
Bally Total Fitness Holding Corp. (b)          1,102    20,618
Caremark Rx, Inc. (b)                            900    14,850
Medical Staffing Network Holdings, Inc. (b)      400     9,800
COMMON STOCKS  (CONTINUED)
HEALTHCARE  (CONTINUED)
Stryker Corp.                                    300  $ 16,053
Universal Health Services, Inc. Class B (b)      200     9,800
Watson Pharmaceutical, Inc. (b)                  291     7,354
                                                      --------
                                                        78,475
                                                      --------

==============================================================
SECURITY DESCRIPTION                          SHARES   VALUE
==============================================================
COMMON STOCKS (CONTINUED)

INSURANCE  (0.5%)
WellPoint Health Networks, Inc. (b)              108     8,403
                                                      --------

Internet Service Providers  (0.9%)
eBay, Inc. (b)                                   200    12,324
PayPal, Inc. (b)                                 200     4,040
                                                      --------
                                                        16,364
                                                      --------

MANUFACTURING  (3.6%)
Bunge Ltd.                                       500    10,550
Danaher Corp.                                    200    13,270
Masco Corp.                                    1,100    29,821
Sealed Air Corp. (b)                             300    12,081
                                                      --------
                                                        65,722
                                                      --------

MEDICAL - BIOMEDICAL/GENETIC  (4.1%)
Becton, Dickinson & Co.                          300    10,335
Biomet, Inc.                                     700    18,984
Guidant Corp. (b)                                500    15,115
Immunex Corp. (b)                                800    17,872
Pharmaceutical Product Development, Inc. (b)     452    11,906
                                                      --------
                                                        74,212
                                                      --------

MEDICAL - INSTRUMENTS  (1.0%)
Cymer, Inc. (b)                                  500    17,520
                                                      --------

Medical - Laboratories  (3.6%)
Forest Laboratories, Inc. (b)                    100     7,080
LabOne, Inc. (b)                                 510    13,464
Laboratory Corp. of America Holdings (b)         600    27,390
St. Jude Medical, Inc. (b)                       237    17,502
                                                      --------
                                                        65,436
                                                      --------

MEDICAL - PRODUCTS  (8.1%)
AmerisourceBergen Corp.                          140    10,640
Boston Scientific Corp. (b)                      286     8,386
Celgene Corp. (b)                                300     4,590
Chiron Corp. (b)                                 200     7,070
DENTSPLY International, Inc.                     464    17,126
Express Scripts, Inc. Class A (b)                500    25,055
Fisher Scientific International, Inc. (b)        800    22,400
Health Net, Inc. (b)                             400    10,708
Henry Schein, Inc. (b)                           744    33,108
IVAX Corp. (b)                                   444     4,795
Millenium Pharmaceuticals, Inc. (b)              400     4,860
                                                      --------
                                                       148,738
                                                      --------

METALS  (1.0%)
Ecolab, Inc.                                     400    18,492
                                                      --------

OIL & GAS  (5.8%)
Burlington Resources, Inc.                       600    22,799
Nabors Industries Ltd. (b)                       390    13,709
Noble Energy, Inc.                               590    21,270
Pride International, Inc. (b)                    770    12,058
Smith International, Inc. (b)                    320    21,821
Transocean Sedco Forex, Inc.                     470    14,641
                                                      --------
                                                       106,298
                                                      --------

                        GARTMORE VARIABLE INSURANCE TRUST
                      GARTMORE GVIT MILLENNIUM GROWTH FUND
        STATEMENT OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED)(CONTINUED)

================================================================
SECURITY DESCRIPTION                        SHARES      VALUE
================================================================
COMMON STOCKS  (CONTINUED)

RETAIL  (14.6%)
Advance Auto Parts, Inc. (b)                    174  $    9,485
AutoZone, Inc. (b)                              140      10,822
Bed Bath & Beyond, Inc. (b)                   1,100      41,515
Best Buy Co., Inc. (b)                          600      21,780
BJ's Wholesale Club, Inc. (b)                   200       7,700
Constellation Brands, Inc. (b)                  400      12,800
Dollar General Corp.                          2,103      40,020
Family Dollar Stores, Inc.                      400      14,100
RadioShack Corp.                                400      12,024
Sonic Automotive, Inc. (b)                      294       7,571
Staples, Inc. (b)                               600      11,820
The Estee Lauder Companies, Inc. Class A        200       7,040
The TJX Companies, Inc.                       1,000      19,610
Whole Foods Market, Inc. (b)                    400      19,288
Williams Sonoma, Inc. (b)                       440      13,490
Wm. Wrigley Jr. Co.                             300      16,605
                                                     -----------
                                                        265,670
                                                     -----------

RETAIL / RESTAURANT  (1.1%)
CBRL Group, Inc.                                359      10,957
RARE Hospitality International, Inc. (b)        370       9,960
                                                     -----------
                                                         20,917
                                                     -----------

SEMICONDUCTORS  (8.3%)
ASML Holding N.V. (b)                           500       7,560
Axcelis Technologies, Inc. (b)                  769       8,690
Fairchild Semiconductor Corp. Class A (b)       800      19,440
International Rectifier Corp. (b)               800      23,320
Micron Technology, Inc. (b)                   1,700      34,374
National Semiconductor Corp. (b)              1,300      37,921
Rudolph Technologies, Inc. (b)                  800      19,944
                                                     -----------
                                                        151,249
                                                     -----------

SERVICES TO THE HEALTH INDUSTRY  (1.7%)
McKesson Corp.                                  700      22,890
Varian Medical Systems, Inc. (b)                215       8,718
                                                     -----------
                                                         31,608
                                                     -----------

TELECOMMUNICATIONS  (2.4%)
Regent Communications, Inc. (b)               3,300      23,295
Sinclair Broadcast Group, Inc. Class A (b)      600       8,663
Univision Communications, Inc. (b)              400      12,560
                                                     -----------
                                                         44,518
                                                     -----------

TELECOMMUNICATIONS EQUIPMENT  (1.0%)
Brocade Communications Systems, Inc. (b)      1,000      17,480
                                                     -----------

Therapeutics  (0.9%)
Gilead Sciences, Inc. (b)                       200       6,576
IDEC Pharmaceuticals Corp. (b)                  300      10,635
                                                     -----------
                                                         17,211
                                                     -----------

TRANSPORTATION & SHIPPING  (1.0%)
C.H. Robinson Worldwide, Inc.                   300      10,059
Fastenal Co.                                    200       7,702
                                                     -----------
                                                         17,761
                                                     -----------
TOTAL COMMON STOCKS                                   1,814,413
                                                     -----------

================================================================
SECURITY DESCRIPTION                     PRINCIPAL    VALUE
================================================================
REPURCHASE AGREEMENT  (3.9%)
Fifth Third Bank, 1.86%, dated
06/28/02, due 07/01/02, repurchase
price $71,360 (Fully collateralized
by FARM)                                    $71,349  $   71,349
                                                     -----------
TOTAL REPURCHASE AGREEMENT                               71,349
                                                     -----------


TOTAL INVESTMENTS
(COST $1,970,692) (a) - 103.3%                        1,885,762
LIABILITIES IN EXCESS OF
OTHER ASSETS - (3.3)%                                   (60,026)
                                                     -----------
NET ASSETS - 100.0%                                  $1,825,736
                                                     ===========
----------------------------------------------------------------

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows:

            Unrealized appreciation     $      85,930
            Unrealized depreciation          (170,860)
                                        --------------
            Net unrealized depreciation $     (84,930)
                                        ==============

     Aggregate  cost  for federal income tax purposes is substantially the same.

(b)  Denotes  a  non-income  producing  security.

ADR               American Depositary Receipt

FARM              Federal Adjustable Rate Mortgage

See notes to financial statements.

                        GARTMORE VARIABLE INSURANCE TRUST
            GARTMORE GVIT GLOBAL TECHNOLOGY AND COMMUNICATIONS FUND
              STATEMENT OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED)

===================================================================
SECURITY DESCRIPTION                         SHARES       VALUE
===================================================================
COMMON STOCKS  (91.0%)

FINLAND  (2.7%)

TELECOM EQUIPMENT  (2.7%)
Nokia Corp. ADR                                21,300  $   308,424
                                                       ------------
KOREA  (1.4%)

SEMICONDUCTORS  (1.4%)
Samsung Electronics Co., Ltd.                   1,200      164,760
                                                       ------------

UNITED STATES  (86.9%)

COMPUTER HARDWARE  (16.7%)
Apple Computer, Inc. (b)                       25,300      448,316
Dell Computer Corp. (b)                        21,200      554,168
Electronic Data Systems Corp.                   2,700      100,305
EMC Corp. (b)                                  81,700      616,835
Lexmark International, Inc. (b)                 3,400      184,960
                                                       ------------
                                                         1,904,584
                                                       ------------

COMPUTER SERVICES  (7.8%)
Anteon International Corp. (b)                 15,100      381,728
eBay, Inc. (b)                                  6,400      394,368
JDA Software Group, Inc. (b)                    2,600       73,476
SRA International, Inc. (b)                     1,500       40,470
                                                       ------------
                                                           890,042
                                                       ------------

COMPUTER SOFTWARE  (13.5%)
Activision, Inc. (b)                            6,900      200,514
Electronic Arts, Inc. (b)                       7,600      501,980
Microsoft Corp. (b)                            11,500      629,050
VERITAS Software Corp. (b)                     10,800      213,732
                                                       ------------
                                                         1,545,276
                                                       ------------

COMPUTERS - INTEGRATED SYSTEMS  (10.8%)
Brocade Communications Systems, Inc. (b)       13,700      239,476
Cisco Systems, Inc. (b)                        71,100      991,844
                                                       ------------
                                                         1,231,320
                                                       ------------

DATA PROCESSING & REPRODUCTION  (5.3%)
First Data Corp.                               16,100      598,920
                                                       ------------

DISTRIBUTION/WHOLESALE  (2.1%)
Tech Data Corp. (b)                             6,400      242,240
                                                       ------------

ELECTRONIC COMPONENTS  (4.1%)
AVX Corp.                                      12,900      210,657
Vishay Intertechnology, Inc. (b)               11,800      259,600
                                                       ------------
                                                           470,257
                                                       ------------

ELECTRONICS  (1.4%)
Integrated Defense Technologies, Inc. (b)       5,300      155,979
                                                       ------------

INTERNET FINANCIAL SERVICES  (0.4%)
PayPal, Inc. (b)                                2,500       50,503
                                                       ------------

LASERS - SYSTEMS/COMPONENTS  (1.1%)
Cymer, Inc. (b)                                 3,500      122,640
                                                       ------------

RADIO  (1.2%)
Regent Communications, Inc. (b)                19,300      136,239
                                                       ------------

===================================================================
SECURITY DESCRIPTION                         SHARES       VALUE
===================================================================
COMMON STOCKS  (CONTINUED)

UNITED STATES  (CONTINUED)

SEMICONDUCTORS  (15.1%)
Fairchild Semiconductor Corp. (b)               5,100  $   123,930
Intel Corp.                                    18,200      332,514
Micron Technology, Inc. (b)                    19,700      398,334
National Semiconductor Corp. (b)                8,700      253,779
Rudolph Technologies, Inc. (b)                  5,800      144,594
Texas Instruments, Inc.                        19,600      464,520
                                                       ------------
                                                         1,717,671
                                                       ------------

TELECOM EQUIPMENT  (1.1%)
UTStarcom, Inc. (b)                             6,300      127,071
                                                       ------------

WIRELESS EQUIPMENT  (6.3%)
Motorola, Inc.                                 49,800      718,116
                                                       ------------
                                                         9,910,858
                                                       ------------
TOTAL COMMON STOCKS                                     10,384,042
                                                       ------------

===================================================================
SECURITY DESCRIPTION                     PRINCIPAL     VALUE
===================================================================

REPURCHASE AGREEMENT  (12.6%)
Fifth Third Bank, 1.86%,
dated 06/28/02, due 07/01/02,
repurchase price $1,438,703
(Fully collateralized by Freddie
Mac Gold Securities)                       $1,438,480    1,438,480
                                                       ------------
TOTAL REPURCHASE AGREEMENT                               1,438,480
                                                       ------------


TOTAL INVESTMENTS
(COST $12,745,924) (a) - 103.6%                         11,822,522
LIABILITIES IN
EXCESS OF OTHER ASSETS - (3.6)%                           (414,977)
                                                       ------------
NET ASSETS - 100.0%                                    $11,407,545
                                                       ============
-------------------------------------------------------------------

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows:

            Unrealized appreciation         $      212,323
            Unrealized depreciation             (1,135,725)
                                            ---------------
            Net unrealized depreciation     $     (923,402)
                                            ===============

     Aggregate cost for federal income tax purposes is substantially the same.

(b)  Denotes  a  non-income  producing  security.

ADR     American Depositary Receipt

See notes to financial statements.

                        GARTMORE VARIABLE INSURANCE TRUST
            GARTMORE GVIT GLOBAL TECHNOLOGY AND COMMUNICATIONS FUND
              STATEMENT OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED)

=================================================================
SECURITY DESCRIPTION                         SHARES      VALUE
=================================================================
COMMON STOCKS  (94.0%)

BIOTECHNOLOGY  (6.3%)
Biogen, Inc. (b)                               1,030  $   42,673
Chiron Corp. (b)                               3,180     112,413
Genzyme Corp. (b)                              4,540      87,350
OSI Pharmaceuticals, Inc. (b)                  1,450      34,829
                                                      -----------
                                                         277,265
                                                      -----------

MEDICAL PRODUCTS  (26.2%)
AmerisourceBergen Corp.                        1,740     132,240
Beckman Coulter, Inc.                          1,800      89,820
Boston Scientific Corp. (b)                    5,540     162,433
CTI Molecular Imaging, Inc. (b)                5,290     121,353
DENTSPLY International, Inc.                   2,030      74,927
Fisher Scientific International, Inc. (b)      2,700      75,600
Health Net, Inc. (b)                           4,940     132,244
Henry Schein, Inc. (b)                         3,390     150,855
Medtronic, Inc.                                3,724     159,573
Varian Medical Systems, Inc. (b)               1,060      42,983
                                                      -----------
                                                       1,142,028
                                                      -----------

MEDICAL SPECIALTIES  (0.8%)
Advanced Neuromodulation Systems, Inc. (b)        80       2,440
Kyphon, Inc. (b)                               2,380      34,700
                                                      -----------
                                                          37,140
                                                      -----------

PHARMACEUTICALS: MAJOR  (15.2%)
Bristol-Myers Squibb Co.                       4,325     111,153
Pfizer, Inc.                                   7,650     267,750
Pharmacia Corp.                                4,220     158,039
Wyeth                                          2,480     126,976
                                                      -----------
                                                         663,918
                                                      -----------

PHARMACEUTICALS: OTHER  (11.1%)
Allergan, Inc.                                 1,010      67,418
First Horizon Pharmaceutical Corp. (b)         4,150      85,864
IVAX Corp. (b)                                 5,770      62,316
Salix Pharmaceuticals Ltd. (b)                 4,790      74,628
Teva Pharmaceutical Industries Ltd.            2,940     196,332
                                                      -----------
                                                         486,558
                                                      -----------

SERVICES TO THE HEALTH INDUSTRY  (26.5%)
AMN Healthcare Services, Inc. (b)              1,240      43,412
Anthem, Inc. (b)                               3,030     204,464
Baxter International, Inc.                     1,350      60,008
Cerner Corp. (b)                               1,760      84,181
HCA, Inc.                                      4,969     236,027
LifePoint Hospitals, Inc. (b)                  1,430      51,923
McKesson Corp.                                 2,630      86,001
Tenet Healthcare Corp. (b)                     3,200     228,960
UnitedHealth Group, Inc.                       1,750     160,213
                                                      -----------
                                                       1,155,189
                                                      -----------

=================================================================
SECURITY DESCRIPTION                         SHARES      VALUE
=================================================================
COMMON STOCKS  (CONTINUED)

THERAPEUTICS  (7.9%)
Abgenix, Inc. (b)                              1,100  $   10,780
IDEC Pharmaceuticals Corp. (b)                 4,230     149,954
NPS Pharmaceuticals, Inc. (b)                  5,630      86,252
Scios, Inc. (b)                                1,410      43,160
Trimeris, Inc. (b)                             1,270      56,375
                                                      -----------
                                                         346,521
                                                      -----------
TOTAL COMMON STOCKS                                    4,108,619
                                                      -----------

=================================================================
SECURITY DESCRIPTION                     PRINCIPAL     VALUE
=================================================================

REPURCHASE AGREEMENT  (15.1%)
Fifth Third Bank, 1.86%,
dated 06/28/02, due 07/01/02,
repurchase price $660,162
(Fully collateralized by
FNMB Securities)                            $660,060     660,060
                                                      -----------
TOTAL REPURCHASE AGREEMENT                               660,060
                                                      -----------

TOTAL INVESTMENTS
(COST $4,863,349) (a) - 109.1%                         4,768,679
LIABILITIES IN EXCESS OF
OTHER ASSETS - (9.1)%                                   (398,719)
                                                      -----------
NET ASSETS - 100.0%                                   $4,369,960
                                                      ===========
-----------------------------------------------------------------

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows:

            Unrealized appreciation          $ 91,671
            Unrealized depreciation          (186,341)
                                             ---------
            Net unrealized depreciation      $(94,670)
                                             =========

     Aggregate cost for federal income tax purposes is substantially the same.

(b)  Denotes  a  non-income  producing  security.

FNMB          Federal National Mortgage Bank

See notes to financial statements.

                        GARTMORE VARIABLE INSURANCE TRUST
                      GARTMORE GVIT NATIONWIDE LEADERS FUND
              STATEMENT OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED)

==================================================================
SECURITY DESCRIPTION                         SHARES       VALUE
==================================================================
COMMON STOCKS  (96.2%)

BANKS  (3.9%)
Wells Fargo & Co.                               6,400  $  320,384
                                                       -----------

Beverages / Alcoholic  (4.0%)
Anheuser-Busch Cos., Inc.                       6,500     325,000
                                                       -----------

BEVERAGES / SOFT DRINK  (3.9%)
PepsiCo, Inc.                                   6,600     318,120
                                                       -----------

CAPITAL GOODS  (11.9%)
Eaton Corp.                                     4,570     332,467
Pall Corp.                                     15,600     323,700
Parker Hannifin Corp.                           6,800     324,972
                                                       -----------
                                                          981,139
                                                       -----------

CHEMICALS  (8.1%)
Eastman Chemical Co.                            7,100     332,990
Ecolab, Inc.                                    7,200     332,856
                                                       -----------
                                                          665,846
                                                       -----------

CONSTRUCTION & BUILDING MATERIALS  (8.1%)
Masco Corp.                                    12,200     330,742
Vulcan Materials Co.                            7,550     330,690
                                                       -----------
                                                          661,432
                                                       -----------

CONSUMER DURABLE  (8.1%)
Fortune Brands, Inc.                            5,930     332,080
Maytag Corp.                                    7,720     329,258
                                                       -----------
                                                          661,338
                                                       -----------

ELECTRICAL EQUIPMENT  (4.1%)
SPX Corp. (b)                                   2,870     337,225
                                                       -----------

FINANCIAL SERVICES  (7.9%)
Fannie Mae                                      4,300     317,125
MBNA Corp.                                     10,040     332,023
                                                       -----------
                                                          649,148
                                                       -----------

FURNITURE  (3.8%)
Leggett & Platt, Inc.                          13,400     313,560
                                                       -----------

HEALTHCARE  (11.9%)
Manor Care, Inc. (b)                           14,320     329,360
St. Jude Medical, Inc. (b)                      4,300     317,555
Wellpoint Health Networks, Inc. (b)             4,200     326,802
                                                       -----------
                                                          973,717
                                                       -----------

LEISURE PRODUCTS  (4.1%)
Brunswick Corp.                                11,900     333,200
                                                       -----------

MANUFACTURING  (4.0%)
Illinois Tool Works, Inc.                       4,800     327,840
                                                       -----------

PAPER & FOREST PRODUCTS  (4.0%)
International Paper Co.                         7,500     326,850
                                                       -----------

RAILROADS  (4.3%)
Norfolk Southern Corp.                         15,100     353,038
                                                       -----------

UTILITIES  (4.1%)
Dominion Resources, Inc.                        5,030     332,986
                                                       -----------
Total Common Stocks                                     7,880,823
                                                       -----------

==================================================================
SECURITY DESCRIPTION                      PRINCIPAL    VALUE
==================================================================

REPURCHASE AGREEMENT  (14.8%)
Fifth Third Bank, 1.86%,
dated 06/28/02, due 07/01/02,
repurchase price $1,213,224
(Fully collateralized by
Fannie Mae Securities)                     $1,213,036  $1,213,036
                                                       -----------
TOTAL REPURCHASE AGREEMENT                              1,213,036
                                                       -----------

TOTAL INVESTMENTS
(COST $9,229,212) (a) - 111.0%                          9,093,859
LIABILITIES IN EXCESS
OF OTHER ASSETS - (11.0)%                                (900,172)
                                                       -----------
NET ASSETS - 100.0%                                    $8,193,687
                                                       ===========
------------------------------------------------------------------

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows:

            Unrealized appreciation         $ 139,563
            Unrealized depreciation          (274,916)
                                            ----------
            Net unrealized depreciation     $(135,353)
                                            ==========

     Aggregate  cost  for federal income tax purposes is substantially the same.

(b)  Denotes  a  non-income  producing  security.

See notes to financial statements.

                        GARTMORE VARIABLE INSURANCE TRUST
                       GARTMORE GVIT EMERGING MARKETS FUND
              STATEMENT OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED)

===================================================================
SECURITY DESCRIPTION                           SHARES      VALUE
===================================================================
COMMON STOCKS  (98.8%)

BRAZIL  (11.6%)
AIRCRAFT  (0.6%)
Embraer Aircraft Corp.                            8,000  $  171,200
                                                         ----------

BANKING  (0.7%)
Banco Bradesco SA ADR                             9,300     183,675
                                                         ----------

BEVERAGES  (0.5%)
Companhia de Bebidas das Americas ADR             8,800     136,752
                                                         ----------

ELECTRIC UTILITY  (0.4%)
Companhia Paranaense de
Energia-Copel ADR                                30,000     121,500
                                                         ----------

MINING  (1.6%)
Cia Vale Do Rio Doce ADR                         16,900     438,555
                                                         ----------

OIL & GAS  (1.7%)
Petroleo Brasileiro SA ADR                       26,519     461,431
                                                         ----------

PAPER PRODUCTS  (2.1%)
Votorantim Celulose ADR                          30,000     567,000
                                                         ----------

RETAIL - FOOD PRODUCTS  (0.3%)
Companhia Brasileira de Distribuicao
Grupo Pao de Acucar ADR                           4,500      80,055
                                                         ----------

STEEL  (0.8%)
Gerdau SA ADR                                    21,000     219,450
                                                         ----------

TELECOMMUNICATIONS  (2.9%)
Brasil Telecom Participacoes SA ADR               7,800     220,818
Tele Centro Oeste Celular
Participacoes SA ADR                            100,000     442,999
Tele Norte Leste Participacoes SA ADR            13,150     130,843
                                                         ----------
                                                            794,660
                                                         ----------
                                                          3,174,278
                                                         ----------

CHINA  (0.5%)

OIL & GAS  (0.5%)
Petrochina Co. Ltd.                             690,000     146,846
                                                         ----------

HONG KONG  (4.4%)

AUTOMOBILE  (0.6%)
Denway Motors Ltd.                              606,000     170,923
                                                         ----------

FOOD/BEVERAGE  (0.1%)
Harbin Breweries Group Ltd. (b)                  84,000      19,385
                                                         ----------

OIL & GAS  (1.1%)
CNOOC Ltd.                                      217,000     290,724
                                                         ----------

TELECOMMUNICATIONS  (2.6%)
China Mobile Ltd. ADR (b)                        49,700     726,614
                                                         ----------
                                                          1,207,646
                                                         ----------

HUNGARY  (1.9%)

BANKING  (1.4%)
OTP Bank Rt.                                     48,000     377,587
                                                         ----------

PHARMACEUTICALS  (0.5%)
Gedeon Richter Rt. GDR                            2,400     139,800
                                                         ----------
                                                            517,387
                                                         ----------

===================================================================
SECURITY DESCRIPTION                           SHARES      VALUE
===================================================================
COMMON STOCKS  (CONTINUED)

INDIA  (3.6%)

APPLICATIONS SOFTWARE  (0.4%)
Satyam Computer Services Ltd. ADR                10,900  $  114,123
                                                         ----------

DIVERSIFIED  (0.8%)
Reliance Industries Ltd. GDR                     18,000     216,000
                                                         ----------

FINANCIAL SERVICES  (1.0%)
ICICI Bank Ltd. ADR                              37,750     264,250
                                                         ----------

PHARMACEUTICALS  (1.4%)
Ranbaxy Laboratories Ltd. GDR                    20,400     395,352
                                                         ----------
                                                            989,725
                                                         ----------

INDONESIA  (1.2%)

FOOD & BEVERAGE  (1.2%)
PT Indofood Sukses Makmur Tbk                 2,689,000     331,766
                                                         ----------

ISRAEL  (2.8%)

COMPUTER HARDWARE MANUFACTURING  (2.8%)
M-Systems Flash Disk Pioneer Ltd. (b)            91,100     756,394
                                                         ----------

KOREA  (19.7%)

AUTOMOBILE  (1.0%)
Hyundai Motor Co. Ltd. GDR                       18,500     275,280
                                                         ----------

BANKING  (3.9%)
Shinhan Bank GDR                                 38,500   1,077,230
                                                         ----------

COMMERCIAL BANKS  (1.4%)
Kookmin Bank                                      8,000     388,362
                                                         ----------

CONSTRUCTION  (0.2%)
Samsung Corp.                                    10,000      59,850
                                                         ----------

ELECTRONICS  (8.8%)
LG Electronics, Inc. (b)                         53,370     452,514
Samsung Electronics GDR                          25,150   1,726,045
Telecom Freetel (b)                               5,800     190,923
                                                         ----------
                                                          2,369,482
                                                         ----------

SHIPBUILDING  (0.7%)
Daewoo Shipbuilding & Marine
Engineering Co. Ltd. (b)                         27,000     194,140
                                                         ----------

STEEL  (1.5%)
POSCO ADR                                        14,700     400,869
                                                         ----------

TELECOMMUNICATIONS  (2.2%)
SK Telecom Co. Ltd. ADR                          24,800     614,792
                                                         ----------
                                                          5,380,005
                                                         ----------

MALAYSIA  (4.9%)

BANKING  (1.5%)
AMMB Holdings Berhad                            290,200     408,571
                                                         ----------

CELLULAR/WIRELESS TELECOMMUNICATIONS  (0.2%)
Maxis Communications Berhad (b)                  50,000      63,816
                                                         ----------

OIL & GAS  (1.2%)
Petronas Dagangan Berhad                        214,000     321,000
                                                         ----------

SEMICONDUCTORS  (2.0%)
Unisem (M) Berhad                               203,000     550,237
                                                         ----------
                                                          1,343,624
                                                         ----------

                        GARTMORE VARIABLE INSURANCE TRUST
                       GARTMORE GVIT EMERGING MARKETS FUND
        STATEMENT OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED)(CONTINUED)

======================================================================
SECURITY DESCRIPTION                            SHARES        VALUE
======================================================================
COMMON STOCKS  (CONTINUED)

MEXICO  (14.5%)

CABLE TV/PROGRAMMING  (2.2%)
TV Azteca SA de CV ADR                             89,800  $   611,538
                                                           -----------

CELLULAR/WIRELESS TELECOMMUNICATIONS  (0.1%)
America Telecom SA de CV ADR (b)                   19,547       23,194
                                                           -----------

DIVERSIFIED  (2.0%)
Alfa SA Class A                                   176,100      297,484
Grupo IMSA SA de CV ADR                            19,600      243,040
                                                           -----------
                                                               540,524
                                                           -----------

FINANCIAL SERVICES  (2.7%)
Grupo Financiero Banorte SA (b)                   320,000      738,462
                                                           -----------

MINING  (1.5%)
Grupo Mexico SA Class B                           278,000      399,739
                                                           -----------

REAL ESTATE OPERATORS/DEVELOPERS  (1.0%)
Consorcio Ara SA de CV (b)                        187,500      273,379
                                                           -----------

RETAIL  (3.3%)
Grupo Elektra SA de CV ADR                         47,300      409,144
Organizacion Soriana SA de CV (b)                  73,500      183,288
Wal-Mart de Mexico SA de CV ADR                    12,100      328,629
                                                           -----------
                                                               921,061
                                                           -----------

TELECOMMUNICATIONS  (1.7%)
Carso Global Telecom ADR (b)                      215,000      464,830
                                                           -----------
                                                             3,972,727
                                                           -----------

POLAND  (0.5%)

PETROLEUM  (0.5%)
Polski Koncern Naftowy Orlen SA GDR                15,700      137,061
                                                           -----------

RUSSIA  (7.7%)

OIL & GAS  (7.7%)
OAO Gazprom ADR                                    43,900      724,350
Sibneft ADR                                        20,000      359,020
Tatneft ADR                                        73,411    1,015,274
                                                           -----------
                                                             2,098,644
                                                           -----------

SOUTH AFRICA  (8.2%)

BANKING & FINANCE  (2.5%)
Investec Group Ltd.                                43,600      672,396
                                                           -----------

ENGINEERING  (0.4%)
Aveng Ltd.                                        140,200      108,788
                                                           -----------

FINANCIAL SERVICES  (1.1%)
FirstRand Ltd.                                    407,600      302,438
                                                           -----------

MINING  (4.2%)
Anglo American PLC                                 26,582      443,411
Anglogold Ltd.                                      5,000      265,761
Impala Platinum Holdings Ltd.                       8,000      443,686
                                                           -----------
                                                             1,152,858
                                                           -----------
                                                             2,236,480
                                                           -----------

TAIWAN  (12.0%)

BANKING  (1.2%)
Chang Hwa Commercial Bank                         650,000      330,739
                                                           -----------

======================================================================
SECURITY DESCRIPTION                            SHARES        VALUE
======================================================================
COMMON STOCKS  (CONTINUED)

TAIWAN  (CONTINUED)

COMPUTER HARDWARE  (5.9%)
Asustek Computer, Inc. GDR                        254,500  $   750,775
Benq Corp.                                         85,120      137,578
Compal Electronics, Inc. GDR                      189,500      739,050
                                                           -----------
                                                             1,627,403
                                                           -----------

ELECTRONICS  (3.4%)
Pro Mos Technologies, Inc. GDR (b)                 62,400      287,040
United Microelectronics Corp. ADR (b)              87,500      643,125
                                                           -----------
                                                               930,165
                                                           -----------

FINANCIAL SERVICES  (1.1%)
Fubon Financial Holding Co. Ltd. GDR               28,400      291,100
                                                           -----------

SEMICONDUCTORS  (0.4%)
Advanced Semiconducting
Engineering, Inc. ADR (b)                          35,000      113,750
                                                           -----------
                                                             3,293,157
                                                           -----------

THAILAND  (3.7%)

FINANCIAL SERVICES  (3.7%)
Siam Commercial Bank Public Co. Ltd.            1,451,600    1,022,377
                                                           -----------

TURKEY  (1.2%)

BANKING  (1.2%)
Turkiye Garanti Bankasi AS (b)                272,300,000      339,205
                                                           -----------

UNITED KINGDOM  (0.4%)

MINING  (0.4%)
Anglo American PLC                                  6,244      103,838
                                                           -----------

TOTAL COMMON STOCKS                                         27,051,160
                                                           -----------

                        GARTMORE VARIABLE INSURANCE TRUST
                       GARTMORE GVIT EMERGING MARKETS FUND
        STATEMENT OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED)(CONTINUED)

=======================================================
SECURITY DESCRIPTION             PRINCIPAL  VALUE
=======================================================
REPURCHASE AGREEMENT  (1.8%)
Fifth Third Bank, 1.86%,
dated 06/28/02, due 07/01/02,
repurchase price $496,690
(Fully collateralized by
FHARM)                           $496,613  $   496,613
                                           ------------
TOTAL REPURCHASE AGREEMENT                     496,613
                                           ------------

TOTAL INVESTMENTS
(COST $30,157,242) (a) - 100.6%             27,547,773
LIABILITIES IN EXCESS
OF OTHER ASSETS - (0.6)%                      (164,669)
                                           ------------
NET ASSETS - 100.0%                        $27,383,104
                                           ============
-------------------------------------------------------

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows:

            Unrealized appreciation         $     1,362,069
            Unrealized depreciation              (3,971,538)
                                            ----------------
            Net unrealized depreciation     $    (2,609,469)
                                            ================

     Aggregate  cost  for federal income tax purposes is substantially the same.

(b)  Denotes  a  non-income  producing  security.

ADR       American Depositary Receipt

FHARM     Federal Home Adjustable Rate Mortgage

GDR       Global Depositary Receipt

At June 30, 2002 the Fund's open forward foreign currency contracts were as follows:

                                                     Unrealized
                    Delivery  Contract    Market    Appreciation/
Currency              Date      Value     Value    (Depreciation)
------------------  --------  ---------  --------  ---------------
Short Contracts:
Turkish Lire         7/01/02  $ 158,462  $165,914  $       (7,452)
                              ---------  --------  ---------------
Long Contracts:
South African Rand   7/03/02  $ 294,524  $293,766  $         (758)
                              ---------  --------  ---------------
Total Contracts                                    $       (8,210)
                                                   ===============

See notes to financial statements.

                        GARTMORE VARIABLE INSURANCE TRUST
                    GARTMORE GVIT INTERNATIONAL GROWTH FUND
              STATEMENT OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED)

===============================================================
SECURITY DESCRIPTION                          SHARES    VALUE
===============================================================
COMMON STOCKS  (87.7%)

AUSTRALIA  (1.9%)

BANKING  (0.5%)
Australia and New Zealand
Banking Group Ltd.                              4,500  $ 48,732
                                                       --------

COMPUTER SERVICE  (0.3%)
Computershare Ltd.                             19,812    24,469
                                                       --------

MINERALS  (1.1%)
BHP Billiton Ltd.                               7,800    45,103
WMC Ltd.                                       11,400    58,176
                                                       --------
                                                        103,279
                                                       --------
                                                        176,480
                                                       --------

BRAZIL  (0.8%)

MINING  (0.8%)
Companhia Vale de Rio Doce ADR                  3,000    77,850
                                                       --------

CANADA  (3.7%)

BANKING  (0.9%)
Royal Bank of Canada                            2,440    84,227
                                                       --------

FINANCIAL SERVICES  (0.9%)
Sun Life Financial Services of Canada, Inc.     3,800    82,251
                                                       --------

MULTI-MEDIA  (0.4%)
Thomson Corp.                                   1,100    34,687
                                                       --------

OIL & GAS  (0.9%)
Encana Corp.                                    2,700    82,905
                                                       --------

PAPER & RELATED PRODUCTS  (0.6%)
Abitibi-Consolidated, Inc.                      6,500    59,918
                                                       --------
                                                        343,988
                                                       --------

FINLAND  (1.3%)

TELECOMMUNICATIONS  (1.3%)
Nokia Oyj                                       7,912   115,802
                                                       --------

FRANCE  (8.5%)

BANKING  (0.9%)
BNP Paribas SA                                  1,550    85,724
                                                       --------

Building & Construction  (0.9%)
Compagnie de Saint-Gobain                       1,760    79,000
                                                       --------

ELECTRONICS  (0.7%)
Schneider Electric SA                           1,200    64,530
                                                       --------

HEALTH & PERSONAL CARE  (1.4%)
L'Oreal SA                                        847    66,083
Sanofi-Synthelabo SA                            1,100    66,920
                                                       --------
                                                        133,003
                                                       --------

MULTI-MEDIA  (0.3%)
Vivendi Universal SA                            1,100    23,770
                                                       --------

OIL & GAS  (2.3%)
Total Fina Elf SA                               1,309   212,530
                                                       --------

PHARMACEUTICALS  (0.8%)
Aventis SA                                      1,043    73,907
                                                       --------

===============================================================
SECURITY DESCRIPTION                          SHARES    VALUE
===============================================================
COMMON STOCKS  (CONTINUED)

FRANCE  (CONTINUED)

TELECOMMUNICATIONS  (0.4%)
Thomson Multimedia (b)                          1,574  $ 37,230
                                                       --------

UTILITIES  (0.8%)
Suez SA                                         2,700    71,996
                                                       --------
                                                        781,690
                                                       --------

GERMANY  (8.7%)

AUTOMOTIVE  (1.6%)
Bayerische Motoren Werke AG                     2,201    90,752
Porsche AG                                        140    66,367
                                                       --------
                                                        157,119
                                                       --------

BANKING  (0.5%)
Deutsche Bank AG                                  650    45,160
                                                       --------

CHEMICALS  (1.2%)
BASF AG                                         2,400   111,282
                                                       --------

DIVERSIFIED  (0.6%)
Siemens AG                                        900    53,997
                                                       --------

FINANCIAL SERVICES  (1.1%)
Deutsche Boerse AG                              2,300    97,106
                                                       --------

FOOD & BEVERAGE  (0.6%)
Metro AG                                        1,700    52,047
                                                       --------

INSURANCE  (0.8%)
Allianz AG                                        370    74,106
                                                       --------

MANUFACTURING  (0.6%)
Henkel KGaA                                       900    55,997
                                                       --------

TELECOMMUNICATIONS  (0.5%)
Deutsche Telekom AG                             4,900    46,070
                                                       --------

UTILITIES  (1.2%)
E. ON AG                                        1,900   110,710
                                                       --------
                                                        803,594
                                                       --------

HONG KONG  (1.3%)

BEVERAGES  (0.2%)
Harbin Breweries Group Ltd. (b)                90,000    20,769
                                                       --------

FINANCIAL SERVICES  (0.7%)
Hong Kong Exchanges & Clearing Ltd.            36,000    59,308
                                                       --------

TELECOMMUNICATIONS  (0.4%)
China Mobile (Hong Kong) Ltd. (b)              12,000    35,538
                                                       --------
                                                        115,615
                                                       --------

INDIA  (0.7%)

COMPUTER SERVICES  (0.7%)
Satyam Computer Services Ltd.                   6,400    67,008
                                                       --------

INDONESIA  (0.5%)

BANKING  (0.5%)
PT Bank Pan Indonesia Tbk                     700,000    46,195
                                                       --------

                        GARTMORE VARIABLE INSURANCE TRUST
                    GARTMORE GVIT INTERNATIONAL GROWTH FUND
              STATEMENT OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED)

===============================================================
SECURITY DESCRIPTION                      SHARES   VALUE
===============================================================
COMMON STOCKS  (CONTINUED)

IRELAND  (2.3%)

BANKING  (1.6%)
Bank of Ireland                           12,200  $  151,934
                                                  -----------

BUILDING & CONSTRUCTION  (0.7%)
CRH PLC                                    3,900      63,552
                                                  -----------
                                                     215,486
                                                  -----------

ITALY  (2.4%)

FINANCE SERVICES  (0.7%)
Banca Fideuram SpA                        10,000      62,318
                                                  -----------

OIL & GAS  (0.5%)
ENI SpA                                    3,000      47,701
                                                  -----------

TELECOMMUNICATIONS  (0.4%)
Telecom Italia SpA                         5,000      39,158
                                                  -----------

UTILITIES  (0.8%)
Enel SpA                                  12,100      69,310
                                                  -----------
                                                     218,487
                                                  -----------

JAPAN  (15.8%)

AUDIO/VIDEO PRODUCTS  (1.7%)
Sony Corp.                                 3,000     158,436
                                                  -----------

AUTOMOTIVE  (1.1%)
Honda Motor Co. Ltd.                         900      36,493
Toyota Motor Corp.                         2,500      66,327
                                                  -----------
                                                     102,820
                                                  -----------

BROKERAGE SERVICES  (1.2%)
Matsui Securities Co. Ltd.                 8,700     111,780
                                                  -----------

CHEMICALS  (2.0%)
Mitsubishi Chemical Corp.                 35,000      81,470
Shin-Etsu Chemical Co. Ltd.                2,500     107,417
                                                  -----------
                                                     188,887
                                                  -----------

COMPUTER SOFTWARE/SERVICES  (0.8%)
Capcom Co. Ltd.                            2,800      72,418
                                                  -----------

ELECTRONICS  (2.8%)
Canon, Inc.                                2,000      75,588
Matsushita Electric Industrial Co. Ltd.    2,000      27,282
Murata Manufacturing Co. Ltd.              1,200      77,090
NEC Corp.                                 12,000      83,497
                                                  -----------
                                                     263,457
                                                  -----------

FINANCIAL SERVICES  (1.0%)
Nomura Holdings, Inc.                      6,000      88,103
                                                  -----------

HEALTH & PERSONAL CARE  (2.4%)
Kao Corp.                                  5,000     115,135
Shiseido Co. Ltd.                          8,000     106,658
                                                  -----------
                                                     221,793
                                                  -----------

LEISURE / ENTERTAINMENT  (0.6%)
Namco Ltd.                                 2,700      51,473
                                                  -----------

SERVICES  (1.1%)
Secom Co. Ltd.                             2,000      98,114
                                                  -----------

===============================================================
SECURITY DESCRIPTION                      SHARES   VALUE
===============================================================
COMMON STOCKS  (CONTINUED)

JAPAN  (CONTINUED)

TELECOMMUNICATIONS  (1.1%)
Nippon Telegraph & Telephone Corp.            25  $  102,828
                                                  -----------
                                                   1,460,109
                                                  -----------

KOREA  (2.6%)

CHEMICALS  (0.5%)
LG Petrochemical Co. Ltd.                  5,000      49,252
                                                  -----------

ELECTRONICS  (1.0%)
Samsung Electronics Co. Ltd.                 666      91,442
                                                  -----------

STEEL  (0.6%)
POSCO ADR                                  1,900      51,813
                                                  -----------

TELECOMMUNICATIONS  (0.5%)
KT Corp. ADR                               2,000      43,300
                                                  -----------
                                                     235,807
                                                  -----------

LUXEMBOURG  (0.5%)

STEEL  (0.5%)
Arcelor (b)                                3,000      42,575
                                                  -----------

NETHERLANDS  (6.7%)

BANKING  (0.7%)

ABN AMRO Holding NV                        3,538      64,257
                                                  -----------

CHEMICALS  (0.6%)
Akzo Nobel NV                              1,350      58,783
                                                  -----------

FINANCIAL SERVICES  (0.8%)
ING Groep NV                               3,000      77,033
                                                  -----------

LUXURY GOODS  (1.1%)
Gucci Group                                1,076     100,952
                                                  -----------

OIL & GAS  (1.8%)
Royal Dutch Petroleum Co.                  2,958     164,763
                                                  -----------

SEMICONDUCTORS  (0.5%)
ASML Holding NV (b)                        3,000      47,494
                                                  -----------

TRANSPORTATION  (1.2%)
TNT Post Group NV                          4,800     108,415
                                                  -----------
                                                     621,697
                                                  -----------

PORTUGAL  (0.7%)

TELECOMMUNICATIONS  (0.7%)
Portugal Telecom, SGPS, SA                 8,500      60,021
                                                  -----------

SOUTH AFRICA  (0.3%)

MINING  (0.3%)
AngloGold Ltd. ADR                         1,000      26,080
                                                  -----------

SPAIN  (1.3%)

TELECOMMUNICATIONS  (0.5%)
Telefonica SA (b)                          5,766      48,403
                                                  -----------

UTILITIES  (0.8%)
Endesa SA                                  5,000      72,638
                                                  -----------
                                                     121,041
                                                  -----------

                        GARTMORE VARIABLE INSURANCE TRUST
                    GARTMORE GVIT INTERNATIONAL GROWTH FUND
              STATEMENT OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED)(CONTINUED)

===========================================================
SECURITY DESCRIPTION                     SHARES    VALUE
===========================================================
COMMON STOCKS  (CONTINUED)

SWITZERLAND  (7.7%)

BANKING  (1.8%)
Credit Suisse Group (b)                   1,300  $   41,272
UBS AG (b)                                2,600     130,760
                                                 ----------
                                                    172,032
                                                 ----------

FOOD & BEVERAGE  (1.8%)
Nestle SA                                   720     167,869
                                                 ----------

HEALTH & PERSONAL CARE  (1.3%)
Roche Holding AG                          1,550     117,164
                                                 ----------

INSURANCE  (0.9%)
Swiss Re                                    840      82,121
                                                 ----------

PHARMACEUTICALS  (1.9%)
Novartis AG                               3,900     171,507
                                                 ----------
                                                    710,693
                                                 ----------

TAIWAN  (1.7%)

ELECTRONICS  (0.4%)
Compal Electronics, Inc. (b)             40,000      38,432
                                                 ----------

FINANCIAL SERVICES  (0.4%)
Fubon Financial Holding Co. Ltd.         40,000      39,988
                                                 ----------

SEMICONDUCTOR MANUFACTURER  (0.4%)
Taiwan Semiconductor
Manufacturing Co. Ltd. ADR (b)           17,600      35,822
                                                 ----------

SEMICONDUCTORS  (0.5%)
Pro Mos Technologies, Inc. GDR (b)        9,000      41,399
                                                 ----------
                                                    155,641
                                                 ----------

THAILAND  (0.3%)

OIL & GAS  (0.3%)

PTT Exploration &
Production Public Co. Ltd.               10,000      27,691
                                                 ----------

UNITED KINGDOM  (18.0%)

AEROSPACE & MILITARY TECHNOLOGY  (0.4%)
British Aerospace PLC                     8,000      40,851
                                                 ----------

BANKING  (3.3%)
Lloyds TSB Group PLC                     11,700     116,458
Royal Bank of Scotland Group PLC          6,600     187,123
                                                 ----------
                                                    303,581
                                                 ----------

BUILDING & CONSTRUCTION  (1.1%)
Persimmon PLC                            16,000      97,189
                                                 ----------

DIVERSIFIED  (0.7%)
Unilever PLC                              7,051      64,272
                                                 ----------

Food & Beverage  (1.3%)
Diageo PLC                                6,400      83,117
Tesco PLC                                11,000      39,990
                                                 ----------
                                                    123,107
                                                 ----------

MINING  (1.0%)
Anglo American PLC                        2,600      43,238
Rio Tinto PLC                             2,700      49,511
                                                 ----------
                                                     92,749
                                                 ----------

===========================================================
SECURITY DESCRIPTION                     SHARES    VALUE
===========================================================
COMMON STOCKS  (CONTINUED)

UNITED KINGDOM  (CONTINUED)

OIL & GAS  (2.6%)
BP Amoco PLC                             28,456  $  239,000
                                                 ----------

PHARMACEUTICALS  (2.1%)
AstraZeneca PLC                             850      35,190
GlaxoSmithKline PLC                       7,200     155,625
                                                 ----------
                                                    190,815
                                                 ----------

RETAIL  (1.3%)
Dixons Group PLC                         25,000      72,881
Marks & Spencer Group PLC                 5,942      33,761
Marks & Spencer Group PLC Class B (b)    12,000      12,579
                                                 ----------
                                                    119,221
                                                 ----------

TELECOMMUNICATIONS  (2.8%)
British Sky Broadcasting Group PLC (b)    9,000      86,291
BT Group PLC (b)                         17,000      65,301
Vodafone Group PLC                       79,570     109,160
                                                 ----------
                                                    260,752
                                                 ----------

TOBACCO  (0.6%)
Imperial Tobacco Group PLC                3,200      52,046
                                                 ----------

TRANSPORTATION  (0.4%)
British Airways PLC                      14,000      39,746
                                                 ----------

UTILITIES  (0.4%)
National Grid Group PLC                   5,500      39,068
                                                 ----------
                                                  1,662,397
                                                 ----------
Total Common Stocks                               8,085,947
                                                 ----------

                        GARTMORE VARIABLE INSURANCE TRUST
                    GARTMORE GVIT INTERNATIONAL GROWTH FUND
              STATEMENT OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED)(CONTINUED)

====================================================
SECURITY DESCRIPTION            PRINCIPAL   VALUE
====================================================
REPURCHASE AGREEMENT  (7.1%)
Fifth Third Bank, 1.86%,
dated 06/28/02, due 07/01/02,
repurchase price $659,199
(Fully collateralized by
FNMB Securities)                $659,097  $  659,097
                                          ----------
TOTAL REPURCHASE AGREEMENT                   659,097
                                          ----------

TOTAL INVESTMENTS
(COST $8,675,092) (a) - 94.8%              8,745,044
OTHER ASSETS IN EXCESS
OF LIABILITIES - 5.2%                        479,398
                                          ----------
NET ASSETS - 100.0%                       $9,224,442
                                          ==========
----------------------------------------------------

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows:

            Unrealized appreciation         $    458,301
            Unrealized depreciation             (388,349)
            Net unrealized appreciation     $     69,952

     Aggregate  cost  for federal income tax purposes is substantially the same.

(b)  Denotes  a  non-income  producing  security.

ADR         American Depositary Receipt

FNMB        Federal National Mortgage Bank

GDR         Global Depositary Receipt


AT JUNE 30, 2002 THE FUND'S OPEN LONG FUTURES CONTRACTS WERE AS FOLLOWS:


                                               MARKET VALUE     UNREALIZED
NUMBER OF    LONG                               COVERED BY     APPRECIATION
CONTRACTS  CONTRACTS               EXPIRATION    CONTRACTS    (DEPRECIATION)
---------  ----------------------  ----------  -------------  ---------------
 2         Topix Index Future         9/17/02  $     170,115  $        1,752
 6         DJ Euro Stoxx 50 Index     9/20/02        187,071           2,192
 3         FTSE 100 Future            9/20/02        212,350          (3,818)
                                                              ---------------
                                                              $          126
                                                              ===============

Cash in the amount of $551,000 is restricted in use and pledged as collateral for the futures contracts.

AT JUNE 30, 2002 THE FUND'S OPEN FORWARD FOREIGN CURRENCY CONTRACTS WERE AS FOLLOWS:


                                                   UNREALIZED
                  DELIVERY  CONTRACT    MARKET    APPRECIATION
CURRENCY            DATE      VALUE     VALUE    (DEPRECIATION)
----------------  --------  ---------  --------  ---------------
SHORT CONTRACTS:
British Pound      7/01/02  $  21,699  $ 21,739  $          (40)
Euro               7/01/02     25,476    25,639            (163)
Hong Kong Dollar   7/02/02     29,190    29,265             (75)
                            ---------  --------  ----------------
TOTAL SHORT
CONTRACTS                   $  76,365  $ 76,643  $         (278)
                            ---------  --------  ----------------
LONG CONTRACTS:
British Pound      7/01/02  $  18,921  $ 18,943  $           22
British Pound      7/02/02     63,844    63,685            (159)
British Pound      7/01/02     49,202    49,051            (151)
Japanese Yen       7/01/02    112,865   112,149            (716)
                            ---------  --------  ----------------
TOTAL LONG
CONTRACTS                   $ 244,832  $243,828  $       (1,004)
                            ---------  --------  ----------------
TOTAL CONTRACTS                                  $       (1,282)
                                                 ================

See notes to financial statements.

                        GARTMORE VARIABLE INSURANCE TRUST
              GARTMORE GVIT INVESTOR DESTINATIONS AGGRESSIVE FUND
              STATEMENT OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED)

============================================================
SECURITY DESCRIPTION                    SHARES      VALUE
============================================================
MUTUAL FUND  (100.1%)

EQUITY FUNDS  (95.2%)
Nationwide S&P 500 Index Fund,
Institutional Class*                    210,598  $1,796,405
Nationwide International Index Fund,
Institutional Class*                    281,000   1,801,211
Nationwide Mid Cap Market Index Fund,
Institutional Class*                     83,478     889,872
Nationwide Small Cap Index Fund,
Institutional Class*                     65,855     594,673
One Group Equity Index Fund,
Institutional Class                      24,881     562,314
                                                 -----------
                                                  5,644,475
                                                 -----------

============================================================
SECURITY DESCRIPTION                    SHARES      VALUE
============================================================
FIXED INCOME FUNDS  (4.9%)
Nationwide Bond Index Fund,
Institutional Class*                     27,171  $  290,457
                                                 -----------
TOTAL MUTUAL FUND                                 5,934,932
                                                 -----------

TOTAL INVESTMENTS
(COST $6,250,708) (a) - 100.1%                    5,934,932
LIABILITIES IN EXCESS
OF OTHER ASSETS - (0.1)%                             (3,633)
                                                 -----------
NET ASSETS - 100.0%                              $5,931,299
                                                 ===========
------------------------------------------------------------

(a) Represents cost for financial reporting purposes and differs from value by unrealized appreciation (depreciation) of securities as follows:

            Unrealized appreciation         $   2,845
            Unrealized depreciation          (318,621)
                                            ----------
            Net unrealized depreciation     $(315,776)
                                            ==========

     Aggregate  cost  for federal income tax purposes is substantially the same.

*    Investment  in  affiliate.

See notes to financial statements.

                        GARTMORE VARIABLE INSURANCE TRUST
         GARTMORE GVIT INVESTOR DESTINATIONS MODERATELY AGGRESSIVE FUND
              STATEMENT OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED)

=============================================================
SECURITY DESCRIPTION                     SHARES      VALUE
=============================================================
MUTUAL FUND  (97.5%)

EQUITY FUNDS  (80.3%)
Nationwide S&P 500 Index Fund,
Institutional Class*                     680,524  $ 5,804,867
Nationwide International Index Fund,
Institutional Class*                     912,593    5,849,719
Nationwide Mid Cap Market Index Fund,
Institutional Class*                     325,320    3,467,911
Nationwide Small Cap Index Fund,
Institutional Class*                     128,320    1,158,734
One Group Equity Index Fund,
Institutional Class                       98,970    2,236,724
                                                  -----------
                                                   18,517,955
                                                  -----------

FIXED INCOME FUNDS  (17.2%)
Gartmore Morley Enhanced Income Fund,
Institutional Class*                      59,404      566,123
Nationwide Bond Index Fund,
Institutional Class*                     317,778    3,397,045
                                                  -----------
                                                    3,963,168
                                                  -----------
TOTAL MUTUAL FUND                                  22,481,123
                                                  -----------

=============================================================
SECURITY DESCRIPTION                    PRINCIPAL    VALUE
=============================================================
FIXED CONTRACT  (2.5%)
Nationwide Fixed Contract, 4.75%*(b)    $567,143  $   567,143
                                                  -----------
TOTAL FIXED CONTRACT                                  567,143
                                                  -----------


TOTAL INVESTMENTS
(COST $24,084,503) (a) - 100.0%                    23,048,266
OTHER ASSETS IN EXCESS
OF LIABILITIES - 0.0%                                   8,873
                                                  -----------
NET ASSETS - 100.0%                               $23,057,139
                                                  -----------
-------------------------------------------------------------

(a) Represents cost for financial reporting purposes and differs from value by unrealized appreciation (depreciation) of securities as follows:

            Unrealized appreciation         $    38,471
            Unrealized depreciation          (1,074,708)
                                            ------------
            Net unrealized depreciation     $(1,036,237)
                                            ============

     Aggregate  cost  for federal income tax purposes is substantially the same.

(b) The Nationwide Fixed Contract rate changes quarterly. Security is restricted. The security has been deemed liquid pursuant to procedures approved by the Board of Trustees.

*    Investment  in  affiliate.

See notes to financial statements.

                        GARTMORE VARIABLE INSURANCE TRUST
                GARTMORE GVIT INVESTOR DESTINATIONS MODERATE FUND
              STATEMENT OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED)

================================================================
SECURITY DESCRIPTION                      SHARES       VALUE
================================================================
MUTUAL FUND  (92.5%)

EQUITY FUNDS  (60.4%)
Nationwide S&P 500 Index Fund,
Institutional Class*                     1,441,832  $12,298,823
Nationwide International Index Fund,
Institutional Class*                       976,656    6,260,367
Nationwide Mid Cap Market Index Fund,
Institutional Class*                       386,830    4,123,608
Nationwide Small Cap Index Fund,
Institutional Class*                       228,870    2,066,699
                                                    -----------
                                                     24,749,497
                                                    -----------

FIXED INCOME FUNDS  (32.1%)
Gartmore Morley Enhanced Income
Fund, Institutional Class*                 317,865    3,029,255
Nationwide Bond Index Fund,
Institutional Class*                       944,645   10,098,257
                                                    -----------
                                                     13,127,512
                                                    -----------
TOTAL MUTUAL FUND                                    37,877,009
                                                    -----------

================================================================
SECURITY DESCRIPTION                    PRINCIPAL    VALUE
================================================================

FIXED CONTRACT  (7.4%)
Nationwide Fixed Contract, 4.75%*(b)    $3,034,700  $ 3,034,700
                                                    -----------
TOTAL FIXED CONTRACT                                  3,034,700
                                                    -----------


TOTAL INVESTMENTS
(COST $42,434,753) (a) - 99.9%                       40,911,709
OTHER ASSETS IN
EXCESS OF LIABILITIES - 0.1%                             27,721
                                                    -----------
NET ASSETS - 100.0%                                 $40,939,430
---------------------------------------------------------------

(a) Represents cost for financial reporting purposes and differs from value by unrealized appreciation (depreciation) of securities as follows:

            Unrealized appreciation        $     87,711
            Unrealized depreciation          (1,610,755)
                                           -------------
            Net unrealized depreciation    $ (1,523,044)
                                           =============

     Aggregate cost for federal income tax purposes is substantially the same.

(b) The Nationwide Fixed Contract rate changes quarterly. Security is restricted. The security has been deemed liquid pursuant to procedures approved by the Board of Trustees.

*    Investment  in  affiliate.

See notes to financial statements.

                        GARTMORE VARIABLE INSURANCE TRUST
        GARTMORE GVIT INVESTOR DESTINATIONS MODERATELY CONSERVATIVE FUND
              STATEMENT OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED)

===============================================================
SECURITY DESCRIPTION                      SHARES       VALUE
===============================================================
MUTUAL FUND  (87.5%)

EQUITY FUNDS  (40.5%)
Nationwide S&P 500 Index Fund,
Institutional Class*                       579,311  $ 4,941,521
Nationwide International Index Fund,
Institutional Class*                       392,394    2,515,248
Nationwide Mid Cap Market Index Fund,
Institutional Class*                       233,116    2,485,019
                                                    -----------
                                                      9,941,788
                                                    -----------

FIXED INCOME FUNDS  (47.0%)
Gartmore Morley Enhanced Income
Fund, Institutional Class*                 319,227    3,042,230
Nationwide Bond Index Fund,
Institutional Class*                       796,814    8,517,944
                                                    -----------
                                                     11,560,174
                                                    -----------
TOTAL MUTUAL FUND                                    21,501,962
                                                    -----------

===============================================================
SECURITY DESCRIPTION                      PRINCIPAL    VALUE
===============================================================
FIXED CONTRACT  (12.4%)
Nationwide Fixed Contract,
4.75%*(b)                               $3,047,695  $ 3,047,695
                                                    -----------
TOTAL FIXED CONTRACT                                  3,047,695
                                                    -----------

TOTAL INVESTMENTS
(COST $25,068,576) (a) - 99.9%                       24,549,657
OTHER ASSETS IN EXCESS
OF LIABILITIES - 0.1%                                    26,134
                                                    -----------
NET ASSETS - 100.0%                                 $24,575,791
                                                    ===========
---------------------------------------------------------------

(a) Represents cost for financial reporting purposes and differs from value by unrealized appreciation (depreciation) of securities as follows:

            Unrealized appreciation      $     63,606
            Unrealized depreciation          (582,525)
                                         -------------
            Net unrealized depreciation  $   (518,919)
                                         =============

     Aggregate  cost  for federal income tax purposes is substantially the same.

     (b) The Nationwide Fixed Contract rate changes quarterly. Security is restricted. The security has been deemed liquid pursuant to procedures approved by the Board of Trustees.

*    Investment  in  affiliate.

See notes to financial statements.

                        GARTMORE VARIABLE INSURANCE TRUST
              GARTMORE GVIT INVESTOR DESTINATIONS CONSERVATIVE FUND
              STATEMENT OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED)

===============================================================
SECURITY DESCRIPTION                      SHARES       VALUE
===============================================================
MUTUAL FUND  (80.0%)

EQUITY FUNDS  (20.3%)
Nationwide S&P 500 Index Fund,
Institutional Class*                       232,617  $ 1,984,220
Nationwide International Index Fund,
Institutional Class*                       157,619    1,010,336
Nationwide Mid Cap Market Index Fund,
Institutional Class*                        93,623      998,024
                                                    -----------
                                                      3,992,580
                                                    -----------

FIXED INCOME FUNDS  (54.7%)
Gartmore Morley Enhanced Income Fund,
Institutional Class*                       410,388    3,911,001
Nationwide Bond Index Fund,
Institutional Class*                       640,278    6,844,576
                                                    -----------
                                                     10,755,577
                                                    -----------

MONEY MARKET FUNDS  (5.0%)
Gartmore Money Market Fund*                978,734      978,734
                                                    -----------
TOTAL MUTUAL FUND                                    15,726,891
                                                    -----------

===============================================================
SECURITY DESCRIPTION                      PRINCIPAL    VALUE
===============================================================
FIXED CONTRACT  (19.9%)
Nationwide Fixed Contract,
4.75%*(b)                               $3,917,904  $ 3,917,904
                                                    -----------
Total Fixed Contract                                  3,917,904
                                                    -----------


TOTAL INVESTMENTS
(COST $19,823,443) (a) - 99.9%                       19,644,795
OTHER ASSETS IN EXCESS
OF LIABILITIES - 0.1%                                    23,995
                                                    -----------
NET ASSETS - 100.0%                                 $19,668,790
                                                    ===========
---------------------------------------------------------------

(a) Represents cost for financial reporting purposes and differs from value by unrealized appreciation (depreciation) of securities as follows:

            Unrealized appreciation     $      44,412
            Unrealized depreciation          (223,060)
                                        --------------
            Net unrealized depreciation $    (178,648)
                                        ==============

     Aggregate  cost  for federal income tax purposes is substantially the same.

(b) The Nationwide Fixed Contract rate changes quarterly. Security is restricted. The security has been deemed liquid pursuant to procedures approved by the Board of Trustees.

*    Investment  in  affiliate.

See notes to financial statements.

                        GARTMORE VARIABLE INSURANCE TRUST
                     GARTMORE GVIT U.S. GROWTH LEADERS FUND
              STATEMENT OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED)

===============================================================
SECURITY DESCRIPTION                       SHARES      VALUE
===============================================================
COMMON STOCKS  (89.5%)

AEROSPACE / DEFENSE  (6.0%)
Lockheed Martin Corp.                        4,700  $  326,650
                                                    -----------

BANKS  (2.9%)
City National Corp.                          3,000     161,250
                                                    -----------

BUSINESS SERVICES  (3.1%)
Accenture Ltd. Class A (b)                   9,000     171,000
                                                    -----------

COMPUTER EQUIPMENT  (7.8%)
Dell Computer Corp. (b)                      7,800     203,892
Lexmark International Group, Inc.
Class A (b)                                  4,100     223,040
                                                    -----------
                                                       426,932
                                                    -----------

COMPUTER NETWORKS  (8.7%)
Brocade Communications Systems, Inc. (b)    18,600     325,128
Cisco Systems, Inc. (b)                     10,900     152,055
                                                    -----------
                                                       477,183
                                                    -----------

COMPUTER SOFTWARE & SERVICES  (16.6%)
Activision, Inc. (b)                         6,500     188,890
Microsoft Corp. (b)                          7,000     382,900
Oracle Corp. (b)                            19,500     184,665
SRA International, Inc. Class A (b)          5,900     159,182
                                                    -----------
                                                       915,637
                                                    -----------

FINANCIAL SERVICES  (8.6%)
Capital One Financial Corp.                  4,600     280,830
Concord EFS, Inc. (b)                        6,300     189,882
                                                    -----------
                                                       470,712
                                                    -----------

HEALTHCARE  (16.4%)
Anthem, Inc. (b)                             3,000     202,440
Baxter International, Inc.                   5,100     226,695
Boston Scientific Corp. (b)                  5,600     164,192
HCA, Inc.                                    3,400     161,500
St. Jude Medical, Inc. (b)                   2,000     147,700
                                                    -----------
                                                       902,527
                                                    -----------

RETAIL  (12.4%)
Best Buy Co., Inc. (b)                       4,900     177,870
Coach, Inc. (b)                              5,000     274,500
Target Corp.                                 6,000     228,600
                                                    -----------
                                                       680,970
                                                    -----------

SEMICONDUCTORS  (7.0%)
Broadcom Corp. Class A (b)                   9,400     164,876
Texas Instruments, Inc.                      9,200     218,040
                                                    -----------
                                                       382,916
                                                    -----------
TOTAL COMMON STOCKS                                  4,915,777
                                                    -----------

===============================================================
SECURITY DESCRIPTION                   PRINCIPAL      VALUE
===============================================================
REPURCHASE AGREEMENT  (10.5%)
Fifth Third Bank, 1.86%,
dated 06/28/02 due 07/01/02,
repurchase price $575,688
(Fully collateralized by
Ginnie Mae Securities)                    $575,599  $  575,599
                                                    -----------
TOTAL REPURCHASE AGREEMENT                             575,599
                                                    -----------


TOTAL INVESTMENTS
(COST $5,761,189) (a) - 100.0%                       5,491,376
LIABILITIES IN EXCESS
OF OTHER ASSETS - 0.0%                                  (2,349)
                                                    -----------
NET ASSETS - 100.0%                                 $5,489,027
                                                    ===========
---------------------------------------------------------------

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows:

            Unrealized appreciation     $     111,902
            Unrealized depreciation          (381,715)
                                        --------------
            Net unrealized depreciation $    (269,813)
                                        ==============

     Aggregate cost for federal income tax purposes is substantially the same.

(b)  Denotes  a  non-income  producing  security.

See notes to financial statements.

                        GARTMORE VARIABLE INSURANCE TRUST
                      GARTMORE GVIT GLOBAL UTILITIES FUND
              STATEMENT OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED)

========================================================
SECURITY DESCRIPTION                 SHARES     VALUE
========================================================
COMMON STOCKS  (94.1%)

FRANCE  (2.9%)
Water Utility  (2.9%)
Suez SA                                3,100  $   82,662
                                              ----------

GERMANY  (6.8%)

ELECTRIC UTILITY  (4.7%)
E. ON AG                               2,345     136,640
                                              ----------

TELECOMMUNICATIONS  (2.1%)
Deutsche Telekom AG                    6,400      60,172
                                              ----------
                                                 196,812
                                              ----------

HONG KONG  (1.1%)

TELECOMMUNICATIONS  (1.1%)
China Mobile Ltd. (b)                 11,000      32,577
                                              ----------

ITALY  (4.3%)

ELECTRIC UTILITY  (1.8%)
Enel SpA                               9,300      53,271
                                              ----------

TELECOMMUNICATIONS  (2.5%)
Telecom Italia SpA                    13,300      70,536
                                              ----------
                                                 123,807
                                              ----------

JAPAN  (9.0%)

ELECTRIC UTILITY  (3.8%)
Kansai Electric Power Co., Inc.        1,900      30,039
Tokyo Electric Power Co.               3,900      80,206
                                              ----------
                                                 110,245
                                              ----------

TELECOMMUNICATIONS  (5.2%)
Nippon Telegraph & Telephone Corp.        23      94,602
Ntt Docomo, Inc.                          22      54,147
                                              ----------
                                                 148,749
                                              ----------
                                                 258,994
                                              ----------

NETHERLANDS  (0.8%)

TELECOMMUNICATIONS  (0.8%)
Koninklijke KPN NV (b)                 4,650      21,768
                                              ----------

PORTUGAL  (1.5%)

ELECTRIC UTILITY  (0.5%)
Electricidade de Portugal SA           8,100      15,679
                                              ----------

TELECOMMUNICATIONS  (1.0%)
Portugal Telecom SA                    4,120      29,093
                                              ----------
                                                  44,772
                                              ----------

SOUTH KOREA  (2.8%)

ELECTRIC UTILITY  (1.0%)
Korea Electric Power Corp. ADR         2,880      30,154
                                              ----------

TELECOMMUNICATIONS  (1.8%)
Korea Telecom Corp. ADR                2,312      50,054
                                              ----------
                                                  80,208
                                              ----------

SPAIN  (6.8%)

ELECTRIC UTILITY  (3.7%)
Endesa SA                              3,900      56,658
Iberdrola SA                           3,440      50,111
                                              ----------
                                                 106,769
                                              ----------

========================================================
SECURITY DESCRIPTION                 SHARES     VALUE
========================================================
COMMON STOCKS  (CONTINUED)

SPAIN  (CONTINUED)

TELECOMMUNICATIONS  (3.1%)
Telefonica SA (b)                     10,700  $   89,822
                                              ----------
                                                 196,591
                                              ----------

UNITED KINGDOM  (22.2%)

ELECTRIC UTILITY  (5.2%)
National Grid Group PLC               10,000      71,032
Scottish & Southern Energy PLC         7,900      78,152
                                              ----------
                                                 149,184
                                              ----------

GAS UTILITY  (3.0%)
Centrica PLC                           4,309      13,333
Lattice Group PLC                     28,100      73,244
                                              ----------
                                                  86,577
                                              ----------

TELECOMMUNICATIONS  (11.8%)
BT Group PLC (b)                      40,800     156,722
Vodafone Group PLC                   136,001     186,577
                                              ----------
                                                 343,299
                                              ----------

WATER UTILITY  (2.2%)
Severn Trent PLC                       1,600      17,633
United Utilities PLC                   4,800      44,705
                                              ----------
                                                  62,338
                                              ----------
                                                 641,398
                                              ----------

UNITED STATES  (35.9%)

ELECTRIC UTILITY  (19.5%)
American Electric Power Co., Inc.      1,220      48,824
Dominion Resources, Inc.               1,891     125,184
Duke Energy Corp.                      2,437      75,791
Entergy Corp.                          1,660      70,450
Exelon Corp.                             883      46,181
FPL Group, Inc.                          998      59,870
Nisource, Inc.                         2,437      53,200
Southern Company                       3,215      88,091
                                              ----------
                                                 567,591
                                              ----------

TELECOMMUNICATIONS  (16.4%)
AT&T Corp.                             5,600      59,921
SBC Communications, Inc.               7,036     214,597
Verizon Communications, Inc.           4,990     200,349
                                              ----------
                                                 474,867
                                              ----------
                                               1,042,458
                                              ----------
TOTAL COMMON STOCKS                            2,722,047
                                              ----------

                        GARTMORE VARIABLE INSURANCE TRUST
                      GARTMORE GVIT GLOBAL UTILITIES FUND
        STATEMENT OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED)(CONTINUED)

==================================================
SECURITY DESCRIPTION             SHARES      VALUE
==================================================
REPURCHASE AGREEMENT  (7.1%)
Fifth Third Bank, 1.86%,
dated 06/28/02 due 07/01/02,
repurchase price $205,581
(Fully collateralized by
Federal National Mortgage
Association Collateralized
Mortgage Obligation)            $205,549  $  205,549
                                          -----------
TOTAL REPURCHASE AGREEMENT                   205,549
                                          -----------


TOTAL INVESTMENTS
(COST $3,204,056) (A) - 101.2%             2,927,596
LIABILITIES IN EXCESS OF
OTHER ASSETS - (1.2)%                        (34,760)
                                          -----------
NET ASSETS - 100.0%                       $2,892,836
                                          ===========
-----------------------------------------------------

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows:

            Unrealized appreciation     $      58,705
            Unrealized depreciation          (335,165)
                                        --------------
            Net unrealized depreciation $    (276,460)
                                        ==============

     Aggregate  cost  for federal income tax purposes is substantially the same.

(b)  Denotes  a  non-income  producing  security.

ADR          American Depositary Receipt

AT JUNE 30, 2002 THE FUND'S OPEN FORWARD FOREIGN CURRENCY CONTRACTS WERE AS FOLLOWS:

                                                   UNREALIZED
                  DELIVERY  CONTRACT    MARKET    APPRECIATION
CURRENCY            DATE      VALUE     VALUE    (DEPRECIATION)
----------------  --------  ---------  --------  ---------------
SHORT CONTRACTS:
British Pound      7/01/02  $  29,402  $ 29,466  $          (64)
                            ---------  --------  ---------------
LONG CONTRACTS:
British Pound      7/02/02  $   8,933  $  8,911  $          (22)
Euro               7/02/02     26,566    26,544             (22)
                            ---------  --------  ---------------
TOTAL LONG
CONTRACTS                   $  35,499  $ 35,455  $          (44)
                            ---------  --------  ---------------
TOTAL CONTRACTS                                  $         (108)
                                                 ===============

See notes to financial statements.

                        GARTMORE VARIABLE INSURANCE TRUST
                   GARTMORE GVIT GLOBAL FINANCIAL SERVICES FUND
               Statement of Investments - June 30, 2002 (Unaudited)


======================================================================
Security Description                          Shares      Value
======================================================================
COMMON STOCKS  (97.6%)

BELGIUM  (1.4%)

FINANCIAL SERVICES  (1.4%)
Fortis                                             2,500  $     53,528
                                                          ------------
CANADA  (1.5%)
INSURANCE  (1.5%)
Sun Life Financial Services of Canada, Inc.        2,700        58,442
                                                          ------------
FRANCE  (4.8%)
BANKING  (1.3%)
Societe Generale                                     755        49,734
                                                          ------------
FINANCIAL SERVICES  (3.5%)
Euronext NV                                        7,100       133,227
                                                          ------------
                                                               182,961
                                                          ------------
GERMANY  (2.9%)
BANKING  (2.9%)
Aareal Bank AG (b)                                 1,600        25,678
DePfa Bank PLC                                     1,600        86,908
                                                          ------------
                                                               112,586
                                                          ------------
INDIA  (3.7%)
BANKING  (3.7%)
State Bank of India GDR                           12,417       142,547
                                                          ------------
IRELAND  (1.0%)
BANKING  (1.0%)
Allied Irish Banks PLC                             2,792        36,783
                                                          ------------
NETHERLANDS  (2.1%)
INSURANCE  (2.1%)
Ing Groep NV                                       3,155        81,013
                                                          ------------
SPAIN  (5.5%)
BANKING  (2.4%)
Banco Santander Central Hispano SA                11,474        91,107
                                                          ------------
INSURANCE  (3.1%)
Corporacion Mapfre SA                             15,100       119,302
                                                          ------------
                                                               210,409
                                                          ------------
SWITZERLAND  (6.9%)
BANKING  (3.1%)
Credit Suisse Group (b)                            3,700       117,466
                                                          ------------
INSURANCE  (3.8%)
Swiss Re                                           1,488       145,471
                                                          ------------
                                                               262,937
                                                          ------------
UNITED KINGDOM  (4.3%)
BANKING  (4.3%)
Royal Bank of Scotland Group PLC                   5,830       165,292
                                                          ------------
UNITED STATES  (63.5%)
BANKING  (17.1%)
BB&T Corp                                          2,400        92,640
Charter One Financial, Inc.                        3,100       106,578
Comerica, Inc                                      1,700       104,380
FleetBoston Financial Corp                         4,100       132,635


======================================================================
Security Description                          Shares      Value
======================================================================
COMMON STOCKS  (CONTINUED)

UNITED STATES  (CONTINUED)

BANKING  (CONTINUED)
U.S. Bancorp                                       4,300  $    100,405
UnionBanCal Corp                                     900        42,165
Wells Fargo & Co                                   1,527        76,442
                                                          ------------
                                                               655,245
                                                          ------------
FINANCIAL SERVICES  (33.6%)
Citigroup, Inc                                     4,200       162,750
Fannie Mae                                         2,600       191,750
Freddie Mac                                        2,300       140,760
Household International, Inc.                      2,200       109,340
J.P. Morgan Chase & Co.                            1,590        53,933
Merrill Lynch & Co., Inc.                          3,700       149,850
Morgan Stanley                                     3,600       155,088
The Bank of New York Company, Inc.                 4,200       141,750
Washington Mutual, Inc.                            5,000       185,550
                                                          ------------
                                                             1,290,771
                                                          ------------
INSURANCE  (12.8%)
American International Group, Inc.                 1,108        75,599
Everest Re Group Ltd.                              1,000        55,950
John Hancock Financial Services, Inc.              1,300        45,760
Lincoln National Corp.                             2,400       100,800
Principal Financial Group, Inc. (b)                3,100        96,100
Prudential Financial, Inc. (b)                     3,530       117,761
                                                          ------------
                                                               491,970
                                                          ------------
                                                             2,437,986
                                                          ------------
TOTAL COMMON STOCKS                                          3,744,484
                                                          ------------

======================================================================
Security Description                          Principal   Value
======================================================================

REPURCHASE AGREEMENT  (3.0%)
Fifth Third Bank, 1.86%, dated 06/28/02
due 07/01/02, repurchase price $114,738
(Fully collateralized by Freddie Mac
Gold Securities)                              $  114,720       114,720
                                                          ------------
TOTAL REPURCHASE AGREEMENT                                     114,720
                                                          ------------
TOTAL INVESTMENTS
(Cost $3,980,289) (a) - 100.6%                               3,859,204
LIABILITIES IN EXCESS
OF OTHER ASSETS - (0.6)%                                       (24,654)
                                                          ------------
NET ASSETS - 100.0%                                       $  3,834,550
                                                          ============

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows:

         Unrealized appreciation       $    135,619
         Unrealized depreciation           (256,704)
                                       ------------
         Net unrealized depreciation   $   (121,085)
                                       ============
     Aggregate cost for federal income tax purposes is substantially the same.

(b)  Denotes a non-income producing security.

GDR  Global Depositary Receipt

See notes to financial statements.

                                          GARTMORE VARIABLE INSURANCE TRUST
                                         STATEMENTS OF ASSETS AND LIABILITIES
                                              JUNE 30, 2002 (UNAUDITED)
=====================================================================================================================

                                                     GARTMORE          GARTMORE          GARTMORE           GVIT
                                                    GVIT TOTAL           GVIT        GVIT GOVERNMENT       SMALL
                                                    RETURN FUND      GROWTH FUND        BOND FUND       COMPANY FUND
                                                  ---------------  ----------------  ----------------  --------------
Assets:
Investments, at value (cost $1,527,010,381;
  $286,071,649; $1,316,298,031; $638,805,735;
  $2,709,457,847 and $64,987,797; respectively)   $1,546,645,440   $   267,183,784   $  1,361,022,839  $ 681,129,730
Repurchase agreements, at cost                                 -                 -        161,601,510     32,266,969
                                                  ---------------  ----------------  ----------------  --------------
    Total Investments                              1,546,645,440       267,183,784      1,522,624,349    713,396,699
                                                  ---------------  ----------------  ----------------  --------------
Cash                                                         931               947             45,244          1,241
Foreign currencies, at value
  (cost $0; $0; $0; $107,605; $0 and
  $0; respectively)                                            -                 -                  -        109,101
Interest and dividends receivable                      1,613,628           104,735         14,230,861        388,038
Receivable for investments sold                                -         7,935,282                  -      1,154,282
Reclaims receivable                                            -                 -                  -        124,395
Prepaid expenses and other assets                         16,046             3,945              8,925          7,230
                                                  ---------------  ----------------  ----------------  --------------
    Total Assets                                   1,548,276,045       275,228,693      1,536,909,379    715,180,986
                                                  ---------------  ----------------  ----------------  --------------
Liabilities:
Payable to custodian                                           -                 -                  -      1,049,665
Distributions payable                                          -                 -                  -              -
Payable for investments purchased                      5,732,619         6,439,292                  -      4,305,339
Unrealized depreciation on forward
  foreign currency contracts                                   -                 -                  -          1,429
Accrued expenses and other payables:
  Investment advisory fees                               766,587           137,816            595,095        554,452
  Fund administration fees                                85,128            15,090             79,158         39,103
  Distribution fees                                            -                 -                  -            139
  Administrative servicing fees                          194,371            34,795            180,994         90,220
  Other                                                  110,504            23,470            105,751         64,537
                                                  ---------------  ----------------  ----------------  --------------
    Total Liabilities                                  6,889,209         6,650,463            960,998      6,104,884
                                                  ---------------  ----------------  ----------------  --------------
Net Assets                                        $1,541,386,836   $   268,578,230   $  1,535,948,381  $ 709,076,102
                                                  ===============  ================  ================  ==============

Represented by:
Capital                                           $1,876,916,465   $   613,440,360   $  1,489,391,110  $ 697,654,781
Accumulated net investment income (loss)                 271,854          (161,555)         1,344,183     (1,350,991)
Accumulated net realized gains (losses) from
  investment and foreign currency transactions      (355,436,542)     (325,812,710)           488,280    (29,567,445)
Net unrealized appreciation (depreciation) on
  investments and translation of assets and
  liabilities denominated in foreign currencies       19,635,059       (18,887,865)        44,724,808     42,339,757
                                                  ---------------  ----------------  ----------------  --------------
Net Assets                                        $1,541,386,836   $   268,578,230   $  1,535,948,381  $ 709,076,102
                                                  ===============  ================  ================  ==============

Net Assets:
Class I Shares**                                  $1,541,386,836   $   268,578,230   $  1,535,903,168  $ 708,355,161
Class II Shares                                                -                 -                  -        720,941
Class III Shares                                               -                 -             45,213              -
                                                  ---------------  ----------------  ----------------  --------------
    Total                                         $1,541,386,836   $   268,578,230   $  1,535,948,381  $ 709,076,102
                                                  ===============  ================  ================  ==============

Shares outstanding (unlimited number of
  shares authorized):
Class I Shares**                                     166,246,780        30,733,882        129,496,587     39,724,109
Class II Shares                                                -                 -                  -         40,448
Class III Shares                                               -                 -              3,815              -
                                                  ---------------  ----------------  ----------------  --------------
    Total                                            166,246,780        30,733,882        129,500,402     39,764,557
                                                  ===============  ================  ================  ==============

Net asset value and offering price per share: *
Class I Shares**                                  $         9.27   $          8.74   $          11.86  $       17.83
Class II Shares                                   $            -   $             -   $              -  $       17.83
Class III Shares                                  $            -   $             -   $          11.85  $           -
---------------------------------------------------------------------------------------------------------------------

                                                     GARTMORE          GARTMORE
                                                    GVIT MONEY        GVIT MONEY
                                                    MARKET FUND     MARKET FUND II
                                                  ---------------  ---------------
ASSETS:
Investments, at value (cost $1,527,010,381;
  $286,071,649; $1,316,298,031; $638,805,735;
  $2,709,457,847 and $64,987,797; respectively)   $2,709,457,847   $    64,987,797
Repurchase agreements, at cost                                 -                 -
                                                  ---------------  ---------------
    Total Investments                              2,709,457,847        64,987,797
                                                  ---------------  ---------------
Cash                                                         686            10,528
Foreign currencies, at value
  (cost $0; $0; $0; $107,605; $0 and
  $0; respectively)                                            -                 -
Interest and dividends receivable                         80,915                 -
Receivable for investments sold                                -                 -
Reclaims receivable                                            -                 -
Prepaid expenses and other assets                         23,066                 -
                                                  ---------------  ---------------
    Total Assets                                   2,709,562,514        64,998,325
                                                  ---------------  ---------------
LIABILITIES:
Payable to custodian                                           -                 -
Distributions payable                                  2,835,939            44,575
Payable for investments purchased                              -                 -
Unrealized depreciation on forward
  foreign currency contracts                                   -                 -
Accrued expenses and other payables:
  Investment advisory fees                               861,351            28,288
  Fund administration fees                               147,844             3,680
  Distribution fees                                            -            14,144
  Administrative servicing fees                          340,432             8,212
  Other                                                  185,372            22,807
                                                  ---------------  ---------------
    Total Liabilities                                  4,370,938           121,706
                                                  ---------------  ---------------
NET ASSETS                                        $2,705,191,576   $    64,876,619
                                                  ===============  ===============
REPRESENTED BY:
Capital                                           $2,705,167,262   $    64,876,657
Accumulated net investment income (loss)                  35,826                 -
Accumulated net realized gains (losses) from
  investment and foreign currency transactions           (11,512)              (38)
Net unrealized appreciation (depreciation) on
  investments and translation of assets and
  liabilities denominated in foreign currencies                -                 -
                                                  ---------------  ---------------
NET ASSETS                                        $2,705,191,576   $    64,876,619
                                                  ===============  ===============
NET ASSETS:
Class I Shares**                                  $2,705,191,576   $    64,876,619
Class II Shares                                                -                 -
Class III Shares                                               -                 -
                                                  ---------------  ---------------
    Total                                         $2,705,191,576   $    64,876,619
                                                  ===============  ===============

SHARES OUTSTANDING (unlimited number of
  shares authorized):
Class I Shares**                                   2,705,170,910        64,876,658
Class II Shares                                                -                 -
Class III Shares                                               -                 -
                                                  ---------------  ---------------
    Total                                          2,705,170,910        64,876,658
                                                  ===============  ===============

NET ASSET VALUE AND OFFERING PRICE PER SHARE: *
Class I Shares**                                  $         1.00   $          1.00
Class II Shares                                   $            -   $             -
Class III Shares                                  $            -   $             -
----------------------------------------------------------------------------------

*     Not  subject  to  a  front-end  sales  charge.
**    Gartmore  GVIT  Money  Market  Fund  II  shares  have  no  class  designation.

See  notes  to  financial  statements.

                                               GARTMORE VARIABLE INSURANCE TRUST
                                              STATEMENTS OF ASSETS AND LIABILITIES
                                                   JUNE 30, 2002 (UNAUDITED)
===============================================================================================================================

                                               J.P MORGAN      STRONG GVIT       NATIONWIDE       COMSTOCK      FEDERATED GVIT
                                              GVIT BALANCED      MID CAP       GVIT STRATEGIC    GVIT VALUE      HIGH INCOME
                                                  FUND         GROWTH FUND       VALUE FUND         FUND          BOND FUND
                                             ---------------  --------------  ----------------  -------------  ----------------
ASSETS:
Investments, at value (cost $181,635,454;
  142,224,076; $19,842,084; $49,918,796 and
  145,179,151; respectively)                   $  167,658,511   $ 132,463,250   $    16,749,989   $ 44,504,732   $   128,165,722
Repurchase agreements, at cost                    2,801,815       1,175,874         1,273,529              -         2,301,982
                                             ---------------  --------------  ----------------  -------------  ----------------
    Total Investments                           170,460,326     133,639,124        18,023,518     44,504,732       130,467,704
                                             ---------------  --------------  ----------------  -------------  ----------------
Cash                                                  1,618               -                 -            160                 -
Interest and dividends receivable                   670,171          26,411            13,015         53,155         2,959,351
Receivable for investments sold                  11,368,894       1,242,077           135,037         29,984           105,375
Receivable from adviser                                   -               -             2,297              -                 -
Receivable for variation margin
  on futures contracts                                2,875               -                 -              -                 -
Deferred organizational costs                           421             350               350            408               609
Prepaid expenses and other assets                     1,080           1,839               279            480               970
                                             ---------------  --------------  ----------------  -------------  ----------------
    Total Assets                                182,505,385     134,909,801        18,174,496     44,588,919       133,534,009
                                             ---------------  --------------  ----------------  -------------  ----------------
LIABILITIES:
Payable for investments purchased                33,017,938         956,786           158,173         98,927                 -
Accrued expenses and other payables:
  Investment advisory fees                           91,772         104,874            13,972         30,505            80,882
  Fund administration fees                            8,210           7,657             1,020          2,503             7,528
  Administrative servicing fees                      18,610          17,563             2,160          5,747            16,216
  Other                                              11,587          13,128             1,779          3,487            12,174
                                             ---------------  --------------  ----------------  -------------  ----------------
    Total Liabilities                            33,148,117       1,100,008           177,104        141,169           116,800
                                             ---------------  --------------  ----------------  -------------  ----------------
NET ASSETS                                   $  149,357,268   $ 133,809,793   $    17,997,392   $ 44,447,750   $   133,417,209
                                             ===============  ==============  ================  =============  ================

REPRESENTED BY:
Capital                                      $  178,207,308   $ 293,959,870   $    22,162,853   $ 62,954,768   $   164,400,746
Accumulated net investment income (loss)            100,333        (705,898)           (7,985)         8,335           235,417
Accumulated net realized gains (losses)
  from investment and futures transactions      (15,066,418)   (149,683,353)       (1,065,381)   (13,101,289)      (14,205,525)
Net unrealized appreciation (depreciation)
  on investments and futures                    (13,883,955)     (9,760,826)       (3,092,095)    (5,414,064)      (17,013,429)
                                             ---------------  --------------  ----------------  -------------  ----------------
NET ASSETS                                   $  149,357,268   $ 133,809,793   $    17,997,392   $ 44,447,750   $   133,417,209
                                             ===============  ==============  ================  =============  ================

NET ASSETS:
Class I Shares                               $  149,357,268   $ 133,809,793   $    17,997,392   $ 44,447,750   $   133,417,209
                                             ===============  ==============  ================  =============  ================

SHARES OUTSTANDING (unlimited number of
shares authorized):
Class I Shares                                   17,551,607      15,142,045         2,187,315      5,022,325        18,718,261
                                             ===============  ==============  ================  =============  ================

NET ASSET VALUE AND OFFERING PRICE PER
 SHARE:*
Class I Shares                               $         8.51   $        8.84   $          8.23   $       8.85   $          7.12
-------------------------------------------------------------------------------------------------------------------------------

*     Not  subject  to  a  front-end  sales  charge.

See  notes  to  financial  statements.

                                               GARTMORE VARIABLE INSURANCE TRUST
                                              STATEMENTS OF ASSETS AND LIABILITIES
                                                   JUNE 30, 2002 (UNAUDITED)
===============================================================================================================================

                                               MAS                                      GARTMORE       DREYFUS        TURNER
                                              GVIT           GVIT           GVIT          GVIT           GVIT          GVIT
                                          MULTI SECTOR     SMALL CAP     SMALL CAP      WORLDWIDE      MID CAP     GROWTH FOCUS
                                            BOND FUND     VALUE FUND    GROWTH FUND   LEADERS FUND    INDEX FUND       FUND
                                          -------------  -------------  ------------  -------------  ------------  -------------
ASSETS:
Investments, at value (cost
  $216,936,725; $711,561,881;
  $116,945,592;  $31,385,279;
  341,133,326 and $7,613,501;
  respectively)                           $ 207,717,050  $ 619,063,074  $104,748,683  $  31,769,022  $321,852,770  $   6,952,327
Repurchase agreements, at cost                3,887,536     43,918,508    15,793,074      3,704,215     6,621,080              -
                                          -------------  -------------  ------------  -------------  ------------  -------------
    Total Investments                       211,604,586    662,981,582   120,541,757     35,473,237   328,473,850      6,952,327
                                          -------------  -------------  ------------  -------------  ------------  -------------
Cash                                            105,235              -             -      6,238,287             -              -
Foreign currencies, at value (cost $0;
  $0; $0; $71,201; $0 and $0;
  respectively)                                       -              -             -         69,406             -              -
Interest and dividends receivable             2,714,572        663,782         8,148            574       205,875          5,150
Receivable for investments sold              27,515,182      2,875,262       718,040              -             -        537,477
Unrealized appreciation on forward
  foreign currency contracts                    643,299              -             -              -             -              -
Receivable for variation margin on
  futures contracts                                   -              -             -              -        39,525              -
Reclaims receivable                              43,001              -             -         68,226             -              -
Deferred organizational costs                       252            320             -            350           252              -
Prepaid expenses and other assets                 1,430          4,210           879            629         1,615             22
                                          -------------  -------------  ------------  -------------  ------------  -------------
    Total Assets                            242,627,557    666,525,156   121,268,824     41,850,709   328,721,117      7,494,976
                                          -------------  -------------  ------------  -------------  ------------  -------------
LIABILITIES:
Payable to custodian                                  -              -             -              -             -         19,509
Payable for investments purchased            56,273,700      7,479,177       100,114        463,295       126,998        465,614
Unrealized depreciation on forward
foreign currency contracts                       82,813              -             -            222             -              -
Payable for variation margin on
  futures contracts                                   -              -             -         10,925             -              -
Accrued expenses and other payables:
  Investment advisory fees                      110,302        488,624       111,367         33,352       137,500          4,898
  Fund administration fees                        9,653         37,097         6,679          2,225        18,100            419
  Distribution fees                                   -             29            89              -            17              -
  Administrative servicing fees                  21,754         82,553        15,274          5,181        41,101            852
  Other                                          18,758         54,770        10,684          3,516        22,699          1,038
                                          -------------  -------------  ------------  -------------  ------------  -------------
    Total Liabilities                        56,516,980      8,142,250       244,207        518,716       346,415        492,330
                                          -------------  -------------  ------------  -------------  ------------  -------------
NET ASSETS                                $ 186,110,577  $ 658,382,906  $121,024,617  $  41,331,993  $328,374,702  $   7,002,646
                                          =============  =============  ============  =============  ============  =============

                                               GARTMORE VARIABLE INSURANCE TRUST
                                              STATEMENTS OF ASSETS AND LIABILITIES
                                              JUNE 30, 2002 (UNAUDITED) (CONTINUED)
===========================================================================================================================
                                                                                                  GARTMORE        DREYFUS
                                                    MAS GVIT         GVIT           GVIT            GVIT           GVIT
                                                  MULTI SECTOR     SMALL CAP      SMALL CAP      WORLDWIDE        MID CAP
                                                   BOND FUND      VALUE FUND     GROWTH FUND    LEADERS FUND    INDEX FUND
                                                 --------------  -------------  -------------  --------------  ------------
REPRESENTED BY:
Capital                                          $ 194,316,366   $767,805,459   $176,422,365   $  65,342,808   $352,518,773
Accumulated net investment income (loss)              (676,396)      (234,139)      (664,755)       (513,968)         9,428
Accumulated net realized gains (losses) from
  investment, futures, and foreign currency
  transactions                                       1,071,479    (16,689,607)   (42,536,084)    (23,737,806)    (4,794,493)
Net unrealized appreciation (depreciation) on
  investments, futures, and translation of
  assets and liabilities denominated in
  foreign currencies                                (8,600,872)   (92,498,807)   (12,196,909)        240,959    (19,359,006)
                                                 --------------  -------------  -------------  --------------  -------------
NET ASSETS                                       $ 186,110,577   $658,382,906   $121,024,617   $  41,331,993   $328,374,702
                                                 ==============  =============  =============  ==============  =============


NET ASSETS:
Class I Shares                                   $ 186,110,577   $658,127,439   $120,589,413   $  41,331,993   $328,246,194
Class II Shares                                              -        252,450        435,204               -        128,508
Class III Shares                                             -          3,017              -               -              -
                                                 --------------  -------------  -------------  --------------  -------------
    Total                                        $ 186,110,577   $658,382,906   $121,024,617   $  41,331,993   $328,374,702
                                                 ==============  =============  =============  ==============  =============

SHARES OUTSTANDING (unlimited number of
  shares authorized):
Class I Shares                                      20,536,680     74,196,537     10,346,446       4,772,747     26,012,662
Class II Shares                                              -         28,463         37,382               -         10,193
Class III Shares                                             -            340              -               -              -
                                                 --------------  -------------  -------------  --------------  -------------
    Total                                           20,536,680     74,225,340     10,383,828       4,772,747     26,022,855
                                                 ==============  =============  =============  ==============  =============

NET ASSET VALUE AND OFFERING PRICE PER SHARE:*
Class I Shares                                   $        9.06   $       8.87   $      11.66   $        8.66   $      12.62
Class II Shares                                  $           -   $       8.87   $      11.64   $           -   $      12.61
Class III Shares                                 $           -   $       8.88   $          -   $           -   $          -
----------------------------------------------------------------------------------------------------------------------------

                                                     TURNER
                                                      GVIT
                                                  GROWTH FOCUS
                                                      FUND
                                                 --------------
REPRESENTED BY:
Capital                                          $  19,630,681
Accumulated net investment income (loss)               (34,507)
Accumulated net realized gains (losses) from
  investment, futures, and foreign currency
  transactions                                     (11,932,354)
Net unrealized appreciation (depreciation) on
  investments, futures, and translation of
  assets and liabilities denominated in
  foreign currencies                                  (661,174)
                                                 --------------
NET ASSETS                                       $   7,002,646
                                                 ==============

NET ASSETS:
Class I Shares                                   $   6,684,775
Class II Shares                                              -
Class III Shares                                       317,871
                                                 --------------
    Total                                        $   7,002,646
                                                 ==============

SHARES OUTSTANDING (unlimited number of
  shares authorized):
Class I Shares                                       2,834,669
Class II Shares                                              -
Class III Shares                                       134,469
                                                 --------------
    Total                                            2,969,138
                                                 ==============

NET ASSET VALUE AND OFFERING PRICE PER SHARE:*
Class I Shares                                   $        2.36
Class II Shares                                  $           -
Class III Shares                                 $        2.36
---------------------------------------------------------------

*     Not  subject  to  a  front-end  sales  charge.

See  notes  to  financial  statements.

                                               GARTMORE VARIABLE INSURANCE TRUST
                                              STATEMENTS OF ASSETS AND LIABILITIES
                                                   JUNE 30, 2002 (UNAUDITED)
======================================================================================================================

                                                                          GARTMORE
                                                                        GVIT GLOBAL
                                                       GARTMORE GVIT   TECHNOLOGY AND   GARTMORE GVIT   GARTMORE GVIT
                                                         MILLENNIUM    COMMUNICATIONS   GLOBAL HEALTH     NATIONWIDE
                                                        GROWTH FUND         FUND        SCIENCES FUND    LEADERS FUND
                                                       --------------  ---------------  --------------  --------------
ASSETS:
Investments, at value (cost $1,899,343;
  $11,307,444; $4,203,289; $8,016,176;
  $29,660,629 and $8,015,995; respectively)            $    1,814,413  $    10,384,042  $    4,108,619  $    7,880,823
Repurchase agreements, at cost                                 71,349        1,438,480         660,060       1,213,036
                                                       --------------  ---------------  --------------  --------------
    Total Investments                                       1,885,762       11,822,522       4,768,679       9,093,859
                                                       --------------  ---------------  --------------  --------------
Cash                                                                -                -               -               -
Foreign currencies, at value
  (cost $0; $2,163; $0; $0; $20,571
  and $0; respectively)                                             -            2,247               -               -
Interest and dividends receivable                                 625            1,689             323           6,662
Receivable for investments sold                                13,745          846,508         558,374               -
Unrealized appreciation on forward
  foreign currency contracts                                        -                -               -               -
Receivable from adviser for losses realized
  on the disposal of investments                                    -          172,443               -               -
Receivable from adviser                                           231                -               -               -
Receivable for variation margin on futures contracts                -                -               -               -
Reclaims receivable                                                 -                -               -               -
Prepaid expenses and other assets                                   -               99             104               -
                                                       --------------  ---------------  --------------  --------------
    Total Assets                                            1,900,363       12,845,508       5,327,480       9,100,521
                                                       --------------  ---------------  --------------  --------------

LIABILITIES:
Payable for foreign currency, at value
  (cost $0; $0; $0; $0; $0
  and $238,352; respectively)                                       -                -               -               -
Payable for investments purchased                              59,546        1,425,548         944,495         897,503
Unrealized depreciation on forward
  foreign currency contracts                                        -                -               -               -
Accrued expenses and other payables:
  Investment advisory fees                                      1,608            9,678           3,607           5,686
  Fund administration fees                                        102              650             235             411
  Distribution fees                                                 -                -               -               -
  Administrative servicing fees                                     -            1,206             219             655
  Other                                                        13,371              881           8,964           2,579
                                                       --------------  ---------------  --------------  --------------
    Total Liabilities                                          74,627        1,437,963         957,520         906,834
                                                       --------------  ---------------  --------------  --------------
NET ASSETS                                             $    1,825,736  $    11,407,545  $    4,369,960  $    8,193,687
                                                       ==============  ===============  ==============  ==============




                                                        GARTMORE
                                                          GVIT
                                                        EMERGING    GARTMORE GVIT
                                                         MARKETS    INTERNATIONAL
                                                          FUND       GROWTH FUND
                                                       -----------  ---------------
ASSETS:
Investments, at value (cost $1,899,343;
  $11,307,444; $4,203,289; $8,016,176;
  $29,660,629 and $8,015,995; respectively)            $27,051,160  $    8,085,947
Repurchase agreements, at cost                             496,613         659,097
                                                       -----------  ---------------
    Total Investments                                   27,547,773       8,745,044
                                                       -----------  ---------------
Cash                                                         6,614         919,341
Foreign currencies, at value
  (cost $0; $2,163; $0; $0; $20,571
  and $0; respectively)                                     17,470               -
Interest and dividends receivable                           76,779           8,633
Receivable for investments sold                            165,913         206,259
Unrealized appreciation on forward
  foreign currency contracts                                     -              22
Receivable from adviser for losses realized
  on the disposal of investments                                 -               -
Receivable from adviser                                          -               -
Receivable for variation margin on futures contracts             -          13,405
Reclaims receivable                                              -          12,504
Prepaid expenses and other assets                                -           1,933
                                                       -----------  ---------------
    Total Assets                                        27,814,549       9,907,141
                                                       -----------  ---------------

LIABILITIES:
Payable for foreign currency, at value
  (cost $0; $0; $0; $0; $0
  and $238,352; respectively)                                    -         239,608
Payable for investments purchased                          388,513         431,934
Unrealized depreciation on forward
  foreign currency contracts                                 8,210           1,304
Accrued expenses and other payables:
  Investment advisory fees                                  27,779           7,286
  Fund administration fees                                   1,581             478
  Distribution fees                                             68               -
  Administrative servicing fees                              2,689             456
  Other                                                      2,605           1,633
                                                       -----------  ---------------
    Total Liabilities                                      431,445         682,699
                                                       -----------  ---------------
NET ASSETS                                             $27,383,104  $    9,224,442
                                                       ===========  ===============

                                               GARTMORE VARIABLE INSURANCE TRUST
                                              STATEMENTS OF ASSETS AND LIABILITIES
                                              JUNE 30, 2002 (UNAUDITED) (CONTINUED)
======================================================================================================================

                                                                        GARTMORE
                                                                       GVIT GLOBAL
                                                     GARTMORE GVIT    TECHNOLOGY AND    GARTMORE GVIT    GARTMORE GVIT
                                                      MILLENNIUM      COMMUNICATIONS    GLOBAL HEALTH     NATIONWIDE
                                                      GROWTH FUND          FUND         SCIENCES FUND    LEADERS FUND
                                                    ---------------  ----------------  ---------------  ---------------
REPRESENTED BY:
Capital                                             $    4,952,864   $    28,780,876   $    4,834,195   $    8,237,462
Accumulated net investment income (loss)                   (11,636)         (170,191)         (14,530)            (444)
Accumulated net realized gains (losses) from
  investment, futures, and foreign currency
  transactions                                          (3,030,562)      (16,279,822)        (355,035)          92,022
Net unrealized appreciation (depreciation) on
  investments, futures, and translation of assets
  and liabilities denominated in foreign currencies        (84,930)         (923,318)         (94,670)        (135,353)
                                                    ---------------  ----------------  ---------------  ---------------
NET ASSETS                                          $    1,825,736   $    11,407,545   $    4,369,960   $    8,193,687
                                                    ===============  ================  ===============  ===============

NET ASSETS:
Class I Shares                                      $    1,825,736   $    10,386,955   $       13,481   $      122,617
Class II Shares                                                  -                 -                -                -
Class III Shares                                                 -         1,020,590        4,356,479        8,071,070
                                                    ---------------  ----------------  ---------------  ---------------
    Total                                           $    1,825,736   $    11,407,545   $    4,369,960   $    8,193,687
                                                    ===============  ================  ===============  ===============

SHARES OUTSTANDING (unlimited number of
shares authorized):
Class I Shares                                             500,000         3,655,294            1,544           11,227
Class II Shares                                                  -                 -                -                -
Class III Shares                                                 -           358,095          498,581          739,798
                                                    ---------------  ----------------  ---------------  ---------------
    Total                                                  500,000         4,013,389          500,125          751,025
                                                    ===============  ================  ===============  ===============

NET ASSET VALUE AND OFFERING PRICE PER SHARE:*
Class I Shares                                      $         3.65   $          2.84   $         8.73   $        10.92
Class II Shares                                     $            -   $             -   $            -   $            -
Class III Shares                                    $            -   $          2.85   $         8.74   $        10.91
-----------------------------------------------------------------------------------------------------------------------

                                                      GARTMORE
                                                        GVIT
                                                      EMERGING     GARTMORE GVIT
                                                      MARKETS      INTERNATIONAL
                                                        FUND        GROWTH FUND
                                                    ------------  ---------------
REPRESENTED BY:
Capital                                             $31,335,070   $   13,503,345
Accumulated net investment income (loss)                 65,445           29,707
Accumulated net realized gains (losses) from
  investment, futures, and foreign currency
  transactions                                       (1,398,046)      (4,379,287)
Net unrealized appreciation (depreciation) on
  investments, futures, and translation of assets
  and liabilities denominated in foreign currencies  (2,619,365)          70,677
                                                    ------------  ---------------
NET ASSETS                                          $27,383,104   $    9,224,442
                                                    ============  ===============

NET ASSETS:
Class I Shares                                      $21,937,641   $    8,470,336
Class II Shares                                         316,616                -
Class III Shares                                      5,128,847          754,106
                                                    ------------  ---------------
    Total                                           $27,383,104   $    9,224,442
                                                    ============  ===============

SHARES OUTSTANDING (unlimited number of
shares authorized):
Class I Shares                                        3,178,646        1,491,396
Class II Shares                                          45,901                -
Class III Shares                                        743,178          132,688
                                                    ------------  ---------------
    Total                                             3,967,725        1,624,084
                                                    ============  ===============

NET ASSET VALUE AND OFFERING PRICE PER SHARE:*
Class I Shares                                      $      6.90   $         5.68
Class II Shares                                     $      6.90   $            -
Class III Shares                                    $      6.90   $         5.68
---------------------------------------------------------------------------------

*     Not  subject  to  a  front-end  sales  charge.

See  notes  to  financial  statements.

                                               GARTMORE VARIABLE INSURANCE TRUST
                                              STATEMENTS OF ASSETS AND LIABILITIES
                                                   JUNE 30, 2002 (UNAUDITED)
===================================================================================================================

                                                                     GARTMORE                          GARTMORE
                                                    GARTMORE       GVIT INVESTOR      GARTMORE       GVIT INVESTOR
                                                  GVIT INVESTOR    DESTINATIONS     GVIT INVESTOR    DESTINATIONS
                                                  DESTINATIONS      MODERATELY      DESTINATIONS      MODERATELY
                                                   AGGRESSIVE       AGGRESSIVE        MODERATE       CONSERVATIVE
                                                      FUND             FUND             FUND             FUND
                                                 ---------------  ---------------  ---------------  ---------------
ASSETS:
Investments in affiliated securities, at value
  (cost $5,666,005; $21,776,406; $42,434,753;
  $25,068,576; and $19,823,443 respectively)     $    5,372,618   $   20,811,542   $   40,911,709   $   24,549,657
Investments, at value (cost $584,703;
  $2,308,097; $0; $0; and $0 respectively)              562,314        2,236,724                -                -
                                                 ---------------  ---------------  ---------------  ---------------
    Total Investments                                 5,934,932       23,048,266       40,911,709       24,549,657
                                                 ---------------  ---------------  ---------------  ---------------
Interest and dividends receivable                         2,965           23,091           49,825           40,671
Prepaid expenses and other assets                            37               21               21               26
                                                 ---------------  ---------------  ---------------  ---------------
    Total Assets                                      5,937,934       23,071,378       40,961,555       24,590,354
                                                 ---------------  ---------------  ---------------  ---------------
LIABILITIES:
Payable for investments purchased                             -              221            1,185            1,189
Accrued expenses and other payables:
  Investment advisory fees                                  557            2,209            3,738            2,062
  Distribution fees                                       1,072            4,248            7,188            3,966
  Administrative servicing fees                             586            2,320            4,010            2,299
  Other                                                   4,420            5,241            6,004            5,047
                                                 ---------------  ---------------  ---------------  ---------------
    Total Liabilities                                     6,635           14,239           22,125           14,563
                                                 ---------------  ---------------  ---------------  ---------------
NET ASSETS                                       $    5,931,299   $   23,057,139   $   40,939,430   $   24,575,791
                                                 ===============  ===============  ===============  ===============

REPRESENTED BY:
Capital                                          $    6,301,752   $   24,296,778   $   42,447,835   $   25,093,561
Accumulated net investment income (loss)                  1,532            9,336           11,393           11,387
Accumulated net realized gains (losses)
  from investment transactions                          (56,209)        (212,738)           3,246          (10,238)
Net unrealized appreciation (depreciation)
  on investments                                       (315,776)      (1,036,237)      (1,523,044)        (518,919)
                                                 ---------------  ---------------  ---------------  ---------------
NET ASSETS                                       $    5,931,299   $   23,057,139   $   40,939,430   $   24,575,791
                                                 ===============  ===============  ===============  ===============

SHARES OUTSTANDING (unlimited number of
  shares authorized):                                   635,381        2,438,464        4,272,106        2,515,037
                                                 ===============  ===============  ===============  ===============

NET ASSET VALUE AND OFFERING PRICE PER
  SHARE:*                                        $         9.34   $         9.46   $         9.58   $         9.77
-------------------------------------------------------------------------------------------------------------------


                                                    GARTMORE
                                                  GVIT INVESTOR
                                                  DESTINATIONS
                                                  CONSERVATIVE
                                                      FUND

ASSETS:
Investments in affiliated securities, at value
(cost $5,666,005; $21,776,406; $42,434,753;
  $25,068,576; and $19,823,443 respectively)     $   19,644,795
Investments, at value (cost $584,703;
  $2,308,097; $0; $0; and $0 respectively)                    -
                                                 ---------------
    Total Investments                                19,644,795
                                                 ---------------
Interest and dividends receivable                        36,735
Prepaid expenses and other assets                            28
                                                 ---------------
    Total Assets                                     19,681,558
                                                 ---------------
LIABILITIES:
Payable for investments purchased                         1,529
Accrued expenses and other payables:
  Investment advisory fees                                1,574
  Distribution fees                                       3,027
  Administrative servicing fees                           1,777
  Other                                                   4,861
                                                 ---------------
    Total Liabilities                                    12,768
                                                 ---------------
NET ASSETS                                       $   19,668,790
                                                 ===============

REPRESENTED BY:
Capital                                          $   19,838,504
Accumulated net investment income (loss)                 11,843
Accumulated net realized gains (losses)
  from investment transactions                           (2,909)
Net unrealized appreciation (depreciation)
  on investments                                       (178,648)
                                                 ---------------
NET ASSETS                                       $   19,668,790
                                                 ===============

SHARES OUTSTANDING (unlimited number of
  shares authorized):                                 1,979,529
                                                 ===============

NET ASSET VALUE AND OFFERING PRICE PER
  SHARE:*                                        $         9.93
----------------------------------------------------------------

*     Not  subject  to  a  front-end  sales  charge.

See  notes  to  financial  statements.

                                               GARTMORE VARIABLE INSURANCE TRUST
                                              STATEMENTS OF ASSETS AND LIABILITIES
                                                   JUNE 30, 2002 (UNAUDITED)
===================================================================================================================

                                                               GARTMORE GVIT     GARTMORE GVIT       GARTMORE GVIT
                                                                U.S. GROWTH     GLOBAL UTILITIES    GLOBAL FINANCIAL
                                                               LEADERS FUND           FUND           SERVICES FUND
                                                              ---------------  ------------------  ------------------
ASSETS:
Investments, at value (cost $5,185,590; $2,998,507 and
  $3,865,569; respectively)                                   $    4,915,777   $       2,722,047   $       3,744,484
Repurchase agreements, at cost                                       575,599             205,549             114,720
                                                              ---------------  ------------------  ------------------
    Total Investments                                              5,491,376           2,927,596           3,859,204
                                                              ---------------  ------------------  ------------------
Cash                                                                   1,083                   -                   -
Foreign currencies, at value (cost $0; $2,714 and $0;
  respectively)                                                            -               2,722                   -
Interest and dividends receivable                                         89               6,478               3,909
Receivable for investments sold                                      190,856              74,214                   -
Receivable from adviser                                                    -                 603                 313
Reclaims receivable                                                        -               1,680                 853
                                                              ---------------  ------------------  ------------------
    Total Assets:                                                  5,683,404           3,013,293           3,864,279
                                                              ---------------  ------------------  ------------------
LIABILITIES:
Payable to custodian                                                       -                   -                 130
Payable for investments purchased                                    184,580             109,546              18,194
Unrealized depreciation on forward
  foreign currency contracts                                               -                 108                   -
Accrued expenses and other payables:
  Investment advisory fees                                             4,118               1,911               3,145
  Fund administration fees                                               298                 157                 207
  Administrative servicing fees                                           89                  12                  49
  Other                                                                5,292               8,723               8,004
                                                              ---------------  ------------------  ------------------
    Total Liabilities:                                               194,377             120,457              29,729
                                                              ---------------  ------------------  ------------------
NET ASSETS                                                    $    5,489,027   $       2,892,836   $       3,834,550
                                                              ===============  ==================  ==================

REPRESENTED BY:
Capital                                                       $    6,460,218   $       3,531,896   $       3,900,643
Accumulated net investment income (loss)                             (12,328)              4,813               4,903
Accumulated net realized gains (losses) from investment
   and foreign currency transactions                                (689,050)           (367,467)             50,050
Net unrealized appreciation (depreciation) on investments
  and translation of assets and liabilities denominated in
  foreign currencies                                                (269,813)           (276,406)           (121,046)
                                                              ---------------  ------------------  ------------------
NET ASSETS                                                    $    5,489,027   $       2,892,836   $       3,834,550
                                                              ===============  ==================  ==================

NET ASSETS:
Class I Shares                                                $       42,719   $           6,674   $           1,390
Class III Shares                                                   5,446,308           2,886,162           3,833,160

    Total                                                     $    5,489,027   $       2,892,836   $       3,834,550
                                                              ===============  ==================  ==================

SHARES OUTSTANDING (unlimited number of shares authorized):
Class I Shares                                                         5,273                 829                 140
Class III Shares                                                     671,809             360,434             387,701
                                                              ---------------  ------------------  ------------------
    Total                                                            677,082             361,263             387,841
                                                              ===============  ==================  ==================

NET ASSET VALUE AND OFFERING PRICE PER SHARE:*
Class I Shares                                                $         8.10   $            8.05   $            9.89
Class III Shares                                              $         8.11   $            8.01   $            9.89
---------------------------------------------------------------------------------------------------------------------

*  Not  subject  to  a  front-end  sales  charge.

See  notes  to  financial  statements.


                                         GARTMORE VARIABLE INSURANCE TRUST
                                             STATEMENTS OF OPERATIONS
                                FOR THE SIX MONTHS ENDED JUNE 30, 2002 (UNAUDITED)
==================================================================================================================

                                                   GARTMORE GVIT    GARTMORE GVIT    GARTMORE GVIT    GVIT SMALL
                                                   TOTAL RETURN        GROWTH         GOVERNMENT        COMPANY
                                                       FUND             FUND           BOND FUND         FUND
                                                  ---------------  ---------------  ---------------  -------------
INVESTMENT INCOME:
  Interest income                                 $      223,071   $       19,436   $   38,357,912   $    468,929
  Dividend income (net of foreign withholding
    tax of $1,031; $0; $0; $117,273; $0 and $0;
    respectively)                                     12,123,647        1,162,678                -      2,700,270
                                                  ---------------  ---------------  ---------------  -------------
      Total Income                                    12,346,718        1,182,114       38,357,912      3,169,199
                                                  ---------------  ---------------  ---------------  -------------
EXPENSES:
  Investment advisory fees                             4,905,942          957,114        3,344,149      3,448,378
  Fund administration fees                               536,353          102,867          437,233        239,136
  Distribution fees                                            -                -                -              -
  Distribution fees Class II Shares                            -                -                -            281
  Administrative servicing fees Class I Shares*        1,247,472          239,279        1,016,886        556,022
  Administrative servicing fees Class II Shares                -                -                -            157
  Other                                                  214,576           49,829          171,718        109,730
                                                  ---------------  ---------------  ---------------  -------------
      Total expenses before waived or
        reimbursed expenses                            6,904,343        1,349,089        4,969,986      4,353,704
Expenses waived or reimbursed                            (30,518)          (5,420)         (34,402)             -
                                                  ---------------  ---------------  ---------------  -------------
      Total Expenses                                   6,873,825        1,343,669        4,935,584      4,353,704
                                                  ---------------  ---------------  ---------------  -------------
NET INVESTMENT INCOME (LOSS)                           5,472,893         (161,555)      33,422,328     (1,184,505)
                                                  ---------------  ---------------  ---------------  -------------
REALIZED /UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on
  investment transactions                            (54,837,808)     (30,150,539)         491,885      3,684,265
Net realized gains (losses) on foreign
  currency transactions                                        -                -                -       (509,966)
                                                  ---------------  ---------------  ---------------  -------------
Net realized gains (losses) on investment
  and foreign currency transactions                  (54,837,808)     (30,150,539)         491,885      3,174,299
Net change in unrealized appreciation/
  depreciation on investments and translation
  of assets and liabilities denominated in
  foreign currencies                                 (48,024,015)     (26,991,802)      21,983,214    (35,404,676)
                                                  ---------------  ---------------  ---------------  -------------
Net realized/unrealized gains (losses) on
  investments and foreign currencies                (102,861,823)     (57,142,341)      22,475,099    (32,230,377)
                                                  ---------------  ---------------  ---------------  -------------
CHANGE IN NET ASSETS RESULTING
  FROM OPERATIONS                                 $  (97,388,930)  $  (57,303,896)  $   55,897,427   $(33,414,882)
                                                  ===============  ===============  ===============  =============



                                                   GARTMORE GVIT    GARTMORE GVIT
                                                   MONEY MARKET     MONEY MARKET
                                                       FUND            FUND II
                                                  ---------------  ---------------
INVESTMENT INCOME:
  Interest income                                 $   24,997,982   $      344,840
  Dividend income (net of foreign withholding
    tax of $1,031; $0; $0; $117,273; $0 and $0;
    respectively)                                        979,978           13,447
                                                  ---------------  ---------------
      Total Income                                    25,977,960          358,287
                                                  ---------------  ---------------
EXPENSES:
  Investment advisory fees                             5,332,958          101,602
  Fund administration fees                               902,043           13,106
  Distribution fees                                            -           50,801
  Distribution fees Class II Shares                            -                -
  Administrative servicing fees Class I Shares*        2,098,097           24,992
  Administrative servicing fees Class II Shares                -                -
  Other                                                  361,388           11,967
                                                  ---------------  ---------------
      Total expenses before waived or
        reimbursed expenses                            8,694,486          202,468
Expenses waived or reimbursed                            (72,552)             (87)
                                                  ---------------  ---------------
      Total Expenses                                   8,621,934          202,381
                                                  ---------------  ---------------
NET INVESTMENT INCOME (LOSS)                          17,356,026          155,906
                                                  ---------------  ---------------
REALIZED /UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on
  investment transactions                                (11,512)             (38)
Net realized gains (losses) on foreign
  currency transactions                                        -                -
                                                  ---------------  ---------------
Net realized gains (losses) on investment
  and foreign currency transactions                      (11,512)             (38)
Net change in unrealized appreciation/
  depreciation on investments and translation
  of assets and liabilities denominated in
  foreign currencies                                           -                -
                                                  ---------------  ---------------
Net realized/unrealized gains (losses) on
  investments and foreign currencies                     (11,512)             (38)
                                                  ---------------  ---------------
CHANGE IN NET ASSETS RESULTING
  FROM OPERATIONS                                 $   17,344,514   $      155,868
                                                  ===============  ===============
------------------------------------------------------------------------------------

*     Gartmore  GVIT  Money  Market  Fund  II  shares  have  no  class  designation.

See  notes  to  financial  statements.

                                            GARTMORE VARIABLE INSURANCE TRUST
                                                STATEMENTS OF OPERATIONS
                                   FOR THE SIX MONTHS ENDED JUNE 30, 2002 (UNAUDITED)
=================================================================================================================================

                                                   J.P MORGAN      STRONG GVIT      NATIONWIDE       COMSTOCK     FEDERATED GVIT
                                                  GVIT BALANCED      MID CAP      GVIT STRATEGIC    GVIT VALUE     HIGH INCOME
                                                      FUND         GROWTH FUND      VALUE FUND         FUND         BOND FUND
                                                 ---------------  -------------  ----------------  ------------  ----------------
INVESTMENT INCOME:
  Interest income                                $    1,869,402   $     61,320   $        11,548   $    65,913   $     6,213,351
  Dividend income                                       624,221        147,720            87,881       523,040           129,060
                                                 ---------------  -------------  ----------------  ------------  ----------------
      Total Income                                    2,493,623        209,040            99,429       588,953         6,342,411
                                                 ---------------  -------------  ----------------  ------------  ----------------
EXPENSES:
  Investment advisory fees                              561,839        725,579            96,524       201,172           464,451
  Fund administration fees                               60,812         53,658             7,924        17,888            60,435
  Administrative servicing fees Class I Shares          115,081        120,930            15,171        37,946            93,698
  Other                                                  20,185         23,928             2,922         8,728            16,574
                                                 ---------------  -------------  ----------------  ------------  ----------------
      Total expenses before waived or
        reimbursed expenses                             757,917        924,095           122,541       265,734           635,158
  Expenses waived or reimbursed                          (4,486)        (9,157)          (15,127)       (2,010)           (1,461)
                                                 ---------------  -------------  ----------------  ------------  ----------------
      Total Expenses                                    753,431        914,938           107,414       263,724           633,697
                                                 ---------------  -------------  ----------------  ------------  ----------------
NET INVESTMENT INCOME (LOSS)                          1,740,192       (705,898)           (7,985)      325,229         5,708,714
                                                 ---------------  -------------  ----------------  ------------  ----------------

REALIZED /UNREALIZED
GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment
  transactions                                       (4,397,812)   (22,906,089)          (82,757)   (2,468,651)       (3,718,739)
Net realized gains (losses) on futures                 (126,483)             -                 -             -                 -
                                                 ---------------  -------------  ----------------  ------------  ----------------
Net realized gains (losses) on investment
  and futures transactions                           (4,524,295)   (22,906,089)          (82,757)   (2,468,651)       (3,718,739)
Net change in unrealized appreciation/
  depreciation on investments and futures           (10,987,981)   (19,234,154)       (3,105,649)   (5,298,495)       (2,887,415)
                                                 ---------------  -------------  ----------------  ------------  ----------------
Net realized/unrealized gains (losses) on
  investments and futures                           (15,512,276)   (42,140,243)       (3,188,406)   (7,767,146)       (6,606,154)
                                                 ---------------  -------------  ----------------  ------------  ----------------
CHANGE IN NET ASSETS RESULTING
  FROM OPERATIONS                                $  (13,772,084)  $(42,846,141)  $    (3,196,391)  $(7,441,917)  $      (897,440)
                                                 ===============  =============  ================  ============  ================
---------------------------------------------------------------------------------------------------------------------------------

See  notes  to  financial  statements.

                                            GARTMORE VARIABLE INSURANCE TRUST
                                                STATEMENTS OF OPERATIONS
                                   FOR THE SIX MONTHS ENDED JUNE 30, 2002 (UNAUDITED)
======================================================================================================================

                                                            MAS GVIT         GVIT           GVIT        GARTMORE GVIT
                                                          MULTI SECTOR     SMALL CAP      SMALL CAP       WORLDWIDE
                                                           BOND FUND      VALUE FUND     GROWTH FUND    LEADERS FUND
                                                         --------------  -------------  -------------  ---------------
INVESTMENT INCOME:
  Interest income                                        $   5,769,601   $    487,183   $    160,663   $       13,950
  Dividend income (net of foreign
    withholding tax of $0; $4,860;$0;
    $42,100; $0 and $0; respectively)                                -      3,195,169         64,510          526,120
                                                         --------------  -------------  -------------  ---------------
      Total Income                                           5,769,601      3,682,352        225,173          540,070
                                                         --------------  -------------  -------------  ---------------
EXPENSES:
  Investment advisory fees                                     709,541      3,069,051        729,335          308,705
  Fund administration fees                                      61,054        229,868         42,794           20,156
  Distribution fees Class II Shares                                  -             35            226                -
  Administrative servicing fees Class I Shares                 141,991        534,546         99,446           46,527
  Other                                                         46,547         91,206         20,488           30,114
                                                         --------------  -------------  -------------  ---------------
      Total expenses before waived
        or reimbursed expenses                                 959,133      3,924,706        892,289          405,502
                                                         --------------  -------------  -------------  ---------------
  Expenses waived or reimbursed                                 (7,344)        (8,215)        (2,361)          (1,585)
                                                         --------------  -------------  -------------  ---------------
      Total Expenses                                           951,789      3,916,491        889,928          403,917
                                                         --------------  -------------  -------------  ---------------
NET INVESTMENT INCOME (LOSS)                                 4,817,812       (234,139)      (664,755)         136,153
                                                         --------------  -------------  -------------  ---------------
REALIZED /UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment transactions         902,983     (8,759,813)    (8,976,999)      (2,496,892)
Net realized gains (losses) on
  foreign currency transactions                                955,675              -              -         (215,591)
Net realized gains (losses) on futures                               -              -              -         (435,246)
                                                         --------------  -------------  -------------  ---------------
Net realized gains (losses) on investment,
  futures and foreign currency transactions                  1,858,658     (8,759,813)    (8,976,999)      (3,147,729)
Net change in unrealized appreciation/
  depreciation on investments, futures, and
  translation of assets and liabilities denominated
  in foreign currencies                                     (2,853,129)   (88,086,561)   (18,934,414)       1,255,178
                                                         --------------  -------------  -------------  ---------------
Net realized/unrealized gains (losses) on
  investments, futures, and foreign currencies                (994,471)   (96,846,374)   (27,911,413)      (1,892,551)
                                                         --------------  -------------  -------------  ---------------
CHANGE IN NET ASSETS RESULTING
  FROM OPERATIONS                                        $   3,823,341   $(97,080,513)  $(28,576,168)  $   (1,756,398)
                                                         ==============  =============  =============  ===============



                                                          DREYFUS GVIT    TURNER GVIT
                                                            MID CAP       GROWTH FOCUS
                                                           INDEX FUND         FUND
                                                         --------------  --------------
INVESTMENT INCOME:
  Interest income                                        $      82,816   $       3,407
  Dividend income (net of foreign
    withholding tax of $0; $4,860;$0;
    $42,100; $0 and $0; respectively)                        1,507,870          20,539
                                                         --------------  --------------
      Total Income                                           1,590,686          23,946
                                                         --------------  --------------
EXPENSES:
  Investment advisory fees                                     764,534          43,896
  Fund administration fees                                      99,012           3,508
  Distribution fees Class II Shares                                 19               -
  Administrative servicing fees Class I Shares                 230,236           7,745
  Other                                                         42,272           3,321
                                                         --------------  --------------
      Total expenses before waived
        or reimbursed expenses                               1,136,073          58,470
  Expenses waived or reimbursed                                 (9,099)            (17)
                                                         --------------  --------------
      Total Expenses                                         1,126,974          58,453
                                                         --------------  --------------
NET INVESTMENT INCOME (LOSS)                                   463,712         (34,507)
                                                         --------------  --------------
REALIZED /UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment transactions         577,618      (3,747,838)
Net realized gains (losses) on
  foreign currency transactions                                      -               -
Net realized gains (losses) on futures                        (378,130)              -
                                                         --------------  --------------
Net realized gains (losses) on investment,
  futures and foreign currency transactions                    199,488      (3,747,838)
Net change in unrealized appreciation/
  depreciation on investments, futures, and
  translation of assets and liabilities denominated
  in foreign currencies                                    (17,344,660)       (853,442)
                                                         --------------  --------------
Net realized/unrealized gains (losses) on
  investments, futures, and foreign currencies             (17,145,172)     (4,601,280)
                                                         --------------  --------------
CHANGE IN NET ASSETS RESULTING
  FROM OPERATIONS                                        $ (16,681,460)  $  (4,635,787)
                                                         ==============  ==============
---------------------------------------------------------------------------------------

See  notes  to  financial  statements.

                                            GARTMORE VARIABLE INSURANCE TRUST
                                                STATEMENTS OF OPERATIONS
                                   FOR THE SIX MONTHS ENDED JUNE 30, 2002 (UNAUDITED)
=============================================================================================================================

                                                                           GARTMORE GVIT
                                                          GARTMORE       GLOBAL TECHNOLOGY      GARTMORE
                                                            GVIT                AND               GVIT         GARTMORE GVIT
                                                         MILLENNIUM       COMMUNICATIONS      GLOBAL HEALTH     NATIONWIDE
                                                         GROWTH FUND           FUND           SCIENCES FUND    LEADERS FUND
                                                       ---------------  -------------------  ---------------  ---------------
INVESTMENT INCOME:
  Interest income                                      $          402   $            8,856   $        2,678   $        4,086
  Dividend income (net of foreign
    withholding tax of $0; $359; $0; $0;
    $6,008 and $11,167; respectively)                           2,544                9,774            3,139           28,820
                                                       ---------------  -------------------  ---------------  ---------------
      Total Income                                              2,946               18,630            5,817           32,906
                                                       ---------------  -------------------  ---------------  ---------------
EXPENSES:
  Investment advisory fees                                     10,728               71,006           16,214           18,848
  Fund administration fees                                        672                4,673            1,046            1,352
  Distribution fees Class II Shares                                 -                    -                -                -
  Administrative servicing fees Class I Shares                      -                9,061                -                -
  Administrative servicing fees Class II Shares                     -                    -                -                -
  Administrative servicing fees Class III Shares                    -                    -              628            2,196
  Accounting fees                                               1,409                  974              913              658
  Custodian fees                                                   99                2,061              173              189
  Printing fees                                                 2,742                3,512            1,160              560
  Other                                                           175                1,051              504              119
                                                       ---------------  -------------------  ---------------  ---------------
      Total expenses before waived or
        reimbursed expenses                                    15,825               92,338           20,638           23,922
Expenses waived or reimbursed                                  (1,243)                (467)            (291)            (155)
                                                       ---------------  -------------------  ---------------  ---------------
      Total Expenses                                           14,582               91,871           20,347           23,767
                                                       ---------------  -------------------  ---------------  ---------------
NET INVESTMENT INCOME (LOSS)                                  (11,636)             (73,241)         (14,530)           9,139
                                                       ---------------  -------------------  ---------------  ---------------
REALIZED/UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on
  investment transactions                                    (175,690)          (4,410,159)        (258,725)          92,022
Net increase from payment by adviser
  for losses realized on the disposal of investments                -              172,443                -                -
Net realized gains (losses) on
  foreign currency transactions                                     -              (11,778)             (61)               -
Net realized gains (losses) on futures                              -                    -                -                -
                                                       ---------------  -------------------  ---------------  ---------------
Net realized gains (losses) on investment,
  futures and foreign currency transactions                  (175,690)          (4,249,494)        (258,786)          92,022
Net change in unrealized appreciation/
  depreciation on investments, futures,
  and translation of assets and liabilities
  denominated in foreign currencies                          (203,648)          (1,290,331)        (238,387)        (143,608)
                                                       ---------------  -------------------  ---------------  ---------------
Net realized/unrealized gains (losses) on
  investments, futures, and foreign currencies               (379,338)          (5,539,825)        (497,173)         (51,586)
                                                       ---------------  -------------------  ---------------  ---------------
CHANGE IN NET ASSETS RESULTING
  FROM OPERATIONS                                      $     (390,974)  $       (5,613,066)  $     (511,703)  $      (42,447)
                                                       ===============  ===================  ===============  ===============


                                                        GARTMORE GVIT    GARTMORE GVIT
                                                          EMERGING       INTERNATIONAL
                                                        MARKETS FUND      GROWTH FUND
                                                       ---------------  ---------------
INVESTMENT INCOME:
  Interest income                                      $       14,951   $        5,015
  Dividend income (net of foreign
    withholding tax of $0; $359; $0; $0;
    $6,008 and $11,167; respectively)                         260,474           91,270
                                                       ---------------  ---------------
      Total Income                                            275,425           96,285
                                                       ---------------  ---------------
EXPENSES:
  Investment advisory fees                                    141,922           45,734
  Fund administration fees                                      7,961            2,950
  Distribution fees Class II Shares                               170                -
  Administrative servicing fees Class I Shares                 15,289            2,175
  Administrative servicing fees Class II Shares                    99                -
  Administrative servicing fees Class III Shares                    -                -
  Accounting fees                                               1,620            3,194
  Custodian fees                                                4,003            4,873
  Printing fees                                                 2,780              998
  Other                                                         1,528              433
                                                       ---------------  ---------------
      Total expenses before waived or
        reimbursed expenses                                   175,372           60,357
Expenses waived or reimbursed                                       -           (1,059)
                                                       ---------------  ---------------
      Total Expenses                                          175,372           59,298
                                                       ---------------  ---------------
NET INVESTMENT INCOME (LOSS)                                  100,053           36,987
                                                       ---------------  ---------------
REALIZED/UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on
  investment transactions                                     945,442          (35,175)
Net increase from payment by adviser
  for losses realized on the disposal of investments                -                -
Net realized gains (losses) on
  foreign currency transactions                               (67,856)         (71,789)
Net realized gains (losses) on futures                              -         (281,731)
                                                       ---------------  ---------------
Net realized gains (losses) on investment,
  futures and foreign currency transactions                   877,586         (388,695)
Net change in unrealized appreciation/
  depreciation on investments, futures,
  and translation of assets and liabilities
  denominated in foreign currencies                        (3,202,521)        (119,269)
                                                       ---------------  ---------------
Net realized/unrealized gains (losses) on
  investments, futures, and foreign currencies             (2,324,935)        (507,964)
                                                       ---------------  ---------------
CHANGE IN NET ASSETS RESULTING
  FROM OPERATIONS                                      $   (2,224,882)  $     (470,977)
                                                       ===============  ===============
---------------------------------------------------------------------------------------

See  notes  to  financial  statements.

                                            GARTMORE VARIABLE INSURANCE TRUST
                                                STATEMENTS OF OPERATIONS
                                   FOR THE SIX MONTHS ENDED JUNE 30, 2002 (UNAUDITED)
============================================================================================================================

                                            GARTMORE         GARTMORE
                                            GARTMORE       GVIT INVESTOR      GARTMORE       GVIT INVESTOR      GARTMORE
                                          GVIT INVESTOR    DESTINATIONS     GVIT INVESTOR    DESTINATIONS     GVIT INVESTOR
                                          DESTINATIONS      MODERATELY      DESTINATIONS      MODERATELY      DESTINATIONS
                                           AGGRESSIVE       AGGRESSIVE        MODERATE       CONSERVATIVE     CONSERVATIVE
                                              FUND             FUND             FUND             FUND             FUND
                                         ---------------  ---------------  ---------------  ---------------  ---------------
INVESTMENT INCOME:
  Interest income from affiliates        $            -   $        5,101   $       24,568   $       21,448   $       26,925
  Interest income                                     5               12               16                6                6
  Dividend income from affiliates                29,819          123,572          219,000          126,175           96,219
  Dividend income                                 1,946            7,381                -                -                -
                                         ---------------  ---------------  ---------------  ---------------  ---------------
      Total Income                               31,770          136,066          243,584          147,629          123,150
                                         ---------------  ---------------  ---------------  ---------------  ---------------
EXPENSES:
  Investment advisory fees                        1,565            5,590            8,989            4,706            3,697
  Distribution fees                               3,009           10,751           17,285            9,051            7,109
  Administrative servicing fees                   1,462            6,001            9,919            5,114            3,970
  Printing fees                                     614            1,069            1,551              964              856
  Other fees                                        346              809            1,174              689              591
                                         ---------------  ---------------  ---------------  ---------------  ---------------
      Total expenses before waived or
        reimbursed expenses                       6,996           24,220           38,918           20,524           16,223
  Expenses waived or reimbursed                    (253)            (192)            (101)            (150)            (181)
                                         ---------------  ---------------  ---------------  ---------------  ---------------
      Total Expenses                              6,743           24,028           38,817           20,374           16,042
                                         ---------------  ---------------  ---------------  ---------------  ---------------
NET INVESTMENT INCOME (LOSS)                     25,027          112,038          204,767          127,255          107,108
                                         ---------------  ---------------  ---------------  ---------------  ---------------
REALIZED/UNREALIZED
  GAINS (LOSSES) FROM INVESTMENTS:
Realized gains (losses) on investment
  transactionswith affiliates                   (56,209)        (212,737)           3,246          (10,238)          (2,909)
Net change in unrealized appreciation/
  depreciation on investments                  (320,085)      (1,039,433)      (1,525,999)        (520,578)        (179,161)
                                         ---------------  ---------------  ---------------  ---------------  ---------------
Net realized/unrealized gains (losses)
  on investments                               (376,294)      (1,252,170)      (1,522,753)        (530,816)        (182,070)
                                         ---------------  ---------------  ---------------  ---------------  ---------------
CHANGE IN NET ASSETS RESULTING
  FROM OPERATIONS                        $     (351,267)  $   (1,140,132)  $   (1,317,986)  $     (403,561)  $      (74,962)
                                         ===============  ===============  ===============  ===============  ===============
----------------------------------------------------------------------------------------------------------------------------

See  notes  to  financial  statements.

                                            GARTMORE VARIABLE INSURANCE TRUST
                                                STATEMENTS OF OPERATIONS
                                   FOR THE SIX MONTHS ENDED JUNE 30, 2002 (UNAUDITED)
==========================================================================================================================

                                                                       GARTMORE GVIT       GARTMORE        GARTMORE GVIT
                                                                        U.S. GROWTH      GVIT GLOBAL      GLOBAL FINANCIAL
                                                                       LEADERS FUND     UTILITIES FUND     SERVICES FUND
                                                                      ---------------  ----------------  ------------------
Investment Income:
Interest income                                                       $        2,470   $         1,269   $           1,083
Dividend income (net of foreign withholding tax of $0; $3,222
  and $1,699; respectively)                                                    5,825            44,145              32,380
                                                                      ---------------  ----------------  ------------------
      Total Income                                                             8,295            45,414              33,463
                                                                      ---------------  ----------------  ------------------
Expenses:
  Investment advisory fees                                                    17,372            11,305              17,190
  Fund administration fees                                                     1,911             2,359               2,416
  Administrative servicing fees Class I Shares                                    15                38                 132
  Administrative servicing fees Class III Shares                                 444                31                 134
  Professional fees                                                              176             1,765               1,783
  Printing fees                                                                  664               822                 922
  Other fees                                                                      41                17                 191
                                                                      ---------------  ----------------  ------------------
      Total expenses before waived or reimbursed expenses                     20,623            16,337              22,768
  Expenses waived or reimbursed                                                    -              (603)               (313)
                                                                      ---------------  ----------------  ------------------
      Total Expenses                                                          20,623            15,734              22,455
                                                                      ---------------  ----------------  ------------------
Net Investment Income (Loss)                                                 (12,328)           29,680              11,008
                                                                      ---------------  ----------------  ------------------
REALIZED/UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment transactions                      (680,156)         (363,097)             59,834
Net realized gains (losses) on foreign currency transactions                       -            (4,370)             (9,784)
                                                                      ---------------  ----------------  ------------------
Net realized gains (losses) on investment and foreign currency
  transactions                                                              (680,156)         (367,467)             50,050
Net change in unrealized appreciation/depreciation on
  investments and translation of assets and liabilities denominated
  in foreign currencies                                                     (255,180)         (280,866)           (167,768)
                                                                      ---------------  ----------------  ------------------
Net realized/unrealized gains (losses) on investments and
  foreign currencies                                                        (935,336)         (648,333)           (117,718)
                                                                      ---------------  ----------------  ------------------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS                        $     (947,664)  $      (618,653)  $        (106,710)
                                                                      ===============  ================  ==================
---------------------------------------------------------------------------------------------------------------------------

See  notes  to  financial  statements.

                                               GARTMORE VARIABLE INSURANCE TRUST
                                              STATEMENTS OF CHANGES IN NET ASSETS
========================================================================================================================

                                                                     GARTMORE                        GARTMORE
                                                               GVIT TOTAL RETURN FUND            GVIT GROWTH FUND
                                                         --------------------------------  -----------------------------
                                                           SIX MONTHS       YEAR ENDED      SIX MONTHS      YEAR ENDED
                                                              ENDED        DECEMBER 31,        ENDED       DECEMBER 31,
                                                          JUNE 30, 2002        2001        JUNE 30, 2002       2001
                                                         ---------------  ---------------  -------------  --------------
                                                           (UNAUDITED)                      (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)                             $    5,472,893   $   13,591,862   $   (161,555)  $    (420,430)
Net realized gains (losses) on investment transactions      (54,837,808)    (280,643,359)   (30,150,539)   (233,717,877)
Net change in unrealized appreciation/depreciation on
  investments                                               (48,024,015)      25,402,860    (26,991,802)     67,251,751
                                                         ---------------  ---------------  -------------  --------------
  Change in net assets resulting from operations            (97,388,930)    (241,648,637)   (57,303,896)   (166,886,556)
                                                         ---------------  ---------------  -------------  --------------

DISTRIBUTIONS TO CLASS I SHAREHOLDERS FROM:
Net investment income                                        (5,201,039)     (13,598,692)             -               -
Net realized gains on investments                                     -      (48,216,247)             -               -
                                                         ---------------  ---------------  -------------  --------------
  Change in net assets from shareholder distributions        (5,201,039)     (61,814,939)             -               -
                                                         ---------------  ---------------  -------------  --------------
CLASS I CAPITAL TRANSACTIONS:
Proceeds from shares issued                                  82,669,796      179,117,226     20,180,434     179,554,108
Dividends reinvested                                          5,201,072       61,814,834              -               -
Cost of shares redeemed                                    (121,210,339)    (274,910,844)   (46,445,805)   (267,119,375)
                                                         ---------------  ---------------  -------------  --------------
                                                            (33,339,471)     (33,978,784)   (26,265,371)    (87,565,267)
                                                         ---------------  ---------------  -------------  --------------
CLASS III CAPITAL TRANSACTIONS:
Proceeds from shares issued                                       2,998 (a)            -              -               -
Cost of shares redeemed                                          (2,953)(a)            -              -               -
                                                         ---------------  ---------------  -------------  --------------
                                                                     45                -              -               -
                                                         ---------------  ---------------  -------------  --------------
  Change in net assets from capital transactions            (33,339,426)     (33,978,784)   (26,265,371)    (87,565,267)
                                                         ---------------  ---------------  -------------  --------------
Change in net assets                                       (135,929,395)    (337,442,360)   (83,569,267)   (254,451,823)
NET ASSETS:
  Beginning of period                                     1,677,316,231    2,014,758,591    352,147,497     606,599,320
                                                         ---------------  ---------------  -------------  --------------
  End of period                                          $1,541,386,836   $1,677,316,231   $268,578,230   $ 352,147,497
                                                         ===============  ===============  =============  ==============

CLASS I SHARE TRANSACTIONS:
Issued                                                        8,277,376       17,164,620      1,983,746      15,753,591
Reinvested                                                      535,344        6,341,753              -               -
Redeemed                                                    (12,226,219)     (26,903,563)    (4,632,309)    (23,686,218)
                                                         ---------------  ---------------  -------------  --------------
                                                             (3,413,499)      (3,397,190)    (2,648,563)     (7,932,627)
                                                         ---------------  ---------------  -------------  --------------
CLASS III SHARE TRANSACTIONS:
Issued                                                              307 (a)            -              -               -
Redeemed                                                           (307)(a)            -              -               -
                                                         ---------------  ---------------  -------------  --------------
                                                                      -                -              -               -
                                                         ---------------  ---------------  -------------  --------------
------------------------------------------------------------------------------------------------------------------------

(a)     For the period from May 6, 2002 (commencement of operations) through June 3, 2002 (liquidated in their entirety).

See notes to financial statements.

                                                GARTMORE VARIABLE INSURANCE TRUST
                                               STATEMENTS OF CHANGES IN NET ASSETS
========================================================================================================================

                                                                 GARTMORE GVIT
                                                             GOVERNMENT BOND FUND            GVIT SMALL COMPANY FUND
                                                        --------------------------------  ------------------------------
                                                          SIX MONTHS       YEAR ENDED       SIX MONTHS      YEAR ENDED
                                                             ENDED        DECEMBER 31,        ENDED        DECEMBER 31,
                                                         JUNE 30, 2002        2001        JUNE 30, 2002        2001
                                                        ---------------  ---------------  --------------  --------------
                                                          (UNAUDITED)                       (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)                            $   33,422,328   $   57,187,706   $  (1,184,505)  $     119,708
Net realized gains (losses) on investment
  and foreign currency transactions                            491,885       14,905,713       3,174,299     (14,251,308)
Net change in unrealized appreciation/
  depreciation on investments and
  translation of assets and liabilities
  denominated in foreign currencies                         21,983,214       (1,130,246)    (35,404,676)    (43,188,521)
                                                        ---------------  ---------------  --------------  --------------
  Change in net assets resulting from operations            55,897,427       70,963,173     (33,414,882)    (57,320,121)
                                                        ---------------  ---------------  --------------  --------------
DISTRIBUTIONS TO CLASS I SHAREHOLDERS FROM:
Net investment income                                      (32,076,097)     (57,147,653)              -               -
Net realized gains on investments                           (1,447,531)      (1,752,418)              -               -
Tax return of capital                                                -                -               -        (808,321)
DISTRIBUTIONS TO CLASS III SHAREHOLDERS FROM:
Net investment income                                       (2,048) (a)               -               -               -
Net realized gains on investments                             (173) (a)               -               -               -
                                                        ---------------  ---------------  --------------  --------------
  Change in net assets from shareholder distributions      (33,525,849)     (58,900,071)              -        (808,321)
                                                        ---------------  ---------------  --------------  --------------
CLASS I CAPITAL TRANSACTIONS:
Proceeds from shares issued                                363,474,499      790,703,419     257,539,237     666,123,175
Dividends reinvested                                        33,523,644       58,900,116               -         808,314
Cost of shares redeemed                                   (185,293,440)    (426,977,705)   (259,288,048)   (655,941,680)
                                                        ---------------  ---------------  --------------  --------------
                                                           211,704,703      422,625,830      (1,748,811)     10,989,809
                                                        ---------------  ---------------  --------------  --------------
CLASS II CAPITAL TRANSACTIONS:
Proceeds from shares issued                                          -                -      780,135 (b)              -
Cost of shares redeemed                                              -                -      (8,643) (b)              -
                                                        ---------------  ---------------  --------------  --------------
                                                                     -                -         771,492               -
                                                        ---------------  ---------------  --------------  --------------
CLASS III CAPITAL TRANSACTIONS:
Proceeds from shares issued                                 519,979 (a)               -               -               -
Dividends reinvested                                          2,220 (a)               -               -               -
Cost of shares redeemed                                   (478,335) (a)               -               -               -
                                                        ---------------  ---------------  --------------  --------------
                                                                43,864                -               -               -
                                                        ---------------  ---------------  --------------  --------------
  Change in net assets from capital transactions           211,748,567      422,625,830        (977,319)     10,989,809
                                                        ---------------  ---------------  --------------  --------------
Change in net assets                                       234,120,145      434,688,932     (34,392,201)    (47,138,633)
NET ASSETS:
  Beginning of period                                    1,301,828,236      867,139,304     743,468,303     790,606,936
                                                        ---------------  ---------------  --------------  --------------
  End of period                                         $1,535,948,381   $1,301,828,236   $ 709,076,102   $ 743,468,303
                                                        ===============  ===============  ==============  ==============

CLASS I SHARE TRANSACTIONS:
Issued                                                      30,801,819       67,260,273      13,677,049      35,553,490
Reinvested                                                   2,872,129        5,058,526               -          41,817
Redeemed                                                   (15,784,487)     (36,481,744)    (13,839,961)    (35,237,214)
                                                        ---------------  ---------------  --------------  --------------
                                                            17,889,461       35,837,055        (162,912)        358,093
                                                        ---------------  ---------------  --------------  --------------
CLASS II SHARE TRANSACTIONS:
Issued                                                               -                -       40,917 (b)              -
Redeemed                                                             -                -        (469) (b)              -
                                                        ---------------  ---------------  --------------  --------------
                                                                     -                -          40,448               -
                                                        ---------------  ---------------  --------------  --------------
CLASS III SHARE TRANSACTIONS:
Issued                                                       43,495 (a)               -               -               -
Reinvested                                                      187 (a)               -               -               -
Redeemed                                                   (39,867) (a)               -               -               -
                                                        ---------------  ---------------  --------------  --------------
                                                                 3,815                -               -               -
                                                        ---------------  ---------------  --------------  --------------
------------------------------------------------------------------------------------------------------------------------

(a)     For the period from May 20, 2002 (commencement of operations) through June 30, 2002.
(b)     For the period from March 5, 2002 (commencement of operations) through June 30, 2002.

See notes to financial statements.

                                       GARTMORE VARIABLE INSURANCE TRUST
                                     STATEMENTS OF CHANGES IN NET ASSETS
============================================================================================================================

                                                                    GARTMORE GVIT                      GARTMORE GVIT
                                                                  MONEY MARKET FUND                MONEY MARKET FUND II
                                                         -----------------------------------  ------------------------------
                                                            SIX MONTHS        YEAR ENDED        SIX MONTHS     PERIOD ENDED
                                                              ENDED          DECEMBER 31,         ENDED        DECEMBER 31,
                                                          JUNE 30, 2002         2001          JUNE 30, 2002      2001 (a)
                                                           (UNAUDITED)                         (UNAUDITED)
                                                         ----------------  -----------------  --------------  --------------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income                                    $    17,356,026   $     89,371,882   $     155,906   $      66,793
Net realized gains (losses) on investment transactions           (11,512)            36,943             (38)              -
                                                         ----------------  -----------------  --------------  --------------
  Change in net assets resulting from operations              17,344,514         89,408,825         155,868          66,793
                                                         ----------------  -----------------  --------------  --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM*:
Net investment income                                        (17,356,026)       (89,371,882)       (155,906)        (66,793)
                                                         ----------------  -----------------  --------------  --------------
  Change in net assets from shareholder distributions        (17,356,026)       (89,371,882)       (155,906)        (66,793)
                                                         ----------------  -----------------  --------------  --------------
CAPITAL TRANSACTIONS*:
Proceeds from shares issued                                5,815,777,389     14,389,751,754     233,383,107      49,509,243
Dividends reinvested                                          18,432,196         96,516,742         129,411          48,962
Cost of shares redeemed                                   (5,998,360,257)   (13,599,873,998)   (206,046,618)    (12,147,448)
                                                         ----------------  -----------------  --------------  --------------
  Change in net assets from capital transactions            (164,150,672)       886,394,498      27,465,900      37,410,757
                                                         ----------------  -----------------  --------------  --------------
Change in net assets                                        (164,162,184)       886,431,441      27,465,862      37,410,757
NET ASSETS:
  Beginning of period                                      2,869,353,760      1,982,922,319      37,410,757               -
                                                         ----------------  -----------------  --------------  --------------
  End of period                                          $ 2,705,191,576   $  2,869,353,760   $  64,876,619   $  37,410,757
                                                         ================  =================  ==============  ==============

SHARE TRANSACTIONS*:
Issued                                                     5,815,777,389     14,389,751,753     233,383,108      49,509,243
Reinvested                                                    18,432,196         96,516,742         129,411          48,962
Redeemed                                                  (5,998,360,257)   (13,599,873,998)   (206,046,618)    (12,147,448)
                                                         ----------------  -----------------  --------------  --------------
                                                            (164,150,672)       886,394,497      27,465,901      37,410,757
                                                         ----------------  -----------------  --------------  --------------
----------------------------------------------------------------------------------------------------------------------------

*     The Money Market Fund currently offers only Class I shares and Money Market Fund II shares have no class designation.
(a)   For the period from October 2, 2001 (commencement of operations) through December 31, 2001.

See notes to financial statements.

                                         GARTMORE VARIABLE INSURANCE TRUST
                                       STATEMENTS OF CHANGES IN NET ASSETS
=====================================================================================================================

                                                                J.P. MORGAN                      STRONG GVIT
                                                            GVIT BALANCED FUND               MID CAP GROWTH FUND
                                                        ------------------------------  -----------------------------
                                                         SIX MONTHS      YEAR ENDED      SIX MONTHS      YEAR ENDED
                                                            ENDED       DECEMBER 31,        ENDED       DECEMBER 31,
                                                        JUNE 30, 2002      2001         JUNE 30, 2002       2001
                                                        -------------  ---------------  -------------  --------------
                                                         (UNAUDITED)                     (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)                            $  1,740,192   $    3,083,978   $   (705,898)  $  (1,040,513)
Net realized gains (losses)
 on investment and futures transactions                   (4,524,295)      (7,545,961)   (22,906,089)    (81,922,921)
Net change in unrealized appreciation/
depreciation on investments and futures                  (10,987,981)        (319,788)   (19,234,154)      6,901,207
                                                        -------------  ---------------  -------------  --------------
  Change in net assets resulting from operations         (13,772,084)      (4,781,771)   (42,846,141)    (76,062,227)
                                                        -------------  ---------------  -------------  --------------
DISTRIBUTIONS TO CLASS I SHAREHOLDERS FROM:
Net investment income                                     (1,639,859)      (3,094,516)             -               -
                                                        -------------  ---------------  -------------  --------------
  Change in net assets from shareholder distributions     (1,639,859)      (3,094,516)             -               -
                                                        -------------  ---------------  -------------  --------------
CLASS I CAPITAL TRANSACTIONS:
Proceeds from shares issued                               18,887,566       51,050,524     59,459,928     223,463,016
Dividends reinvested                                       1,639,876        3,094,520              -               -
Cost of shares redeemed                                   (5,633,370)      (8,970,461)   (52,126,612)   (222,882,070)
                                                        -------------  ---------------  -------------  --------------
  Change in net assets from capital transactions          14,894,072       45,174,583      7,333,316         580,946
                                                        -------------  ---------------  -------------  --------------
Change in net assets                                        (517,871)      37,298,296    (35,512,825)    (75,481,281)

NET ASSETS:
  Beginning of period                                    149,875,139      112,576,843    169,322,618     244,803,899
                                                        -------------  ---------------  -------------  --------------
  End of period                                         $149,357,268   $  149,875,139   $133,809,793   $ 169,322,618
                                                        =============  ===============  =============  ==============

CLASS I SHARE TRANSACTIONS:
Issued                                                     2,054,916        5,300,153      5,420,960      16,330,111
Reinvested                                                   185,387          332,961              -               -
Redeemed                                                    (628,019)        (957,063)    (4,882,686)    (16,444,825)
                                                        -------------  ---------------  -------------  --------------
                                                           1,612,284        4,676,051        538,274        (114,714)
                                                        -------------  ---------------  -------------  --------------
---------------------------------------------------------------------------------------------------------------------

See notes to financial statements.

                                         GARTMORE VARIABLE INSURANCE TRUST
                                        STATEMENTS OF CHANGES IN NET ASSETS
==============================================================================================================

                                                          NATIONWIDE GVIT                     COMSTOCK
                                                       STRATEGIC VALUE FUND              GVIT VALUE FUND
                                                   -----------------------------  ----------------------------
                                                     SIX MONTHS    YEAR ENDED      SIX MONTHS     YEAR ENDED
                                                       ENDED      DECEMBER 31,       ENDED       DECEMBER 31,
                                                   JUNE 30, 2002     2001         JUNE 30, 2002     2001
                                                   ------------  ---------------  ------------  --------------
                                                    (UNAUDITED)                   (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)                       $    (7,985)  $      114,631   $   325,229   $     776,454
Net realized gains (losses) on
  investment transactions                              (82,757)         336,408    (2,468,651)     (6,495,227)
Net change in unrealized appreciation/
  depreciation on investments                       (3,105,649)      (1,578,586)   (5,298,495)     (1,731,839)
                                                   ------------  ---------------  ------------  --------------
  Change in net assets resulting from operations    (3,196,391)      (1,127,547)   (7,441,917)     (7,450,612)
                                                   ------------  ---------------  ------------  --------------
DISTRIBUTIONS TO CLASS I SHAREHOLDERS FROM:
Net investment income                                        -         (115,844)     (329,929)       (782,326)
Net realized gains on investments                            -          (33,887)            -               -
                                                   ------------  ---------------  ------------  --------------
  Change in net assets from shareholder
  distributions                                              -         (149,731)     (329,929)       (782,326)
                                                   ------------  ---------------  ------------  --------------
CLASS I CAPITAL TRANSACTIONS:
Proceeds from shares issued                          1,862,416       15,479,456     3,470,474      25,733,158
Dividends reinvested                                         -          149,728       329,931         782,322
Cost of shares redeemed                             (3,408,041)     (17,884,444)   (4,429,059)    (21,385,419)
                                                   ------------  ---------------  ------------  --------------
  Change in net assets from capital transactions    (1,545,625)      (2,255,260)     (628,654)      5,130,061
                                                   ------------  ---------------  ------------  --------------
Change in net assets                                (4,742,016)      (3,532,538)   (8,400,500)     (3,102,877)
NET ASSETS:
  Beginning of period                               22,739,408       26,271,946    52,848,250      55,951,127
                                                   ------------  ---------------  ------------  --------------
  End of period                                    $17,997,392   $   22,739,408   $44,447,750   $  52,848,250
                                                   ============  ===============  ============  ==============

CLASS I SHARE TRANSACTIONS:
Issued                                                 198,235        1,559,546       341,236       2,328,114
Reinvested                                                   -           16,552        34,219          75,888
Redeemed                                              (367,601)      (1,835,659)     (442,144)     (1,981,176)
                                                   ------------  ---------------  ------------  --------------
                                                      (169,366)        (259,561)      (66,689)        422,826
                                                   ------------  ---------------  ------------  --------------
--------------------------------------------------------------------------------------------------------------
See notes to financial statements.

                                       GARTMORE VARIABLE INSURANCE TRUST

                                      STATEMENTS OF CHANGES IN NET ASSETS

==========================================================================================================================

                                                                  FEDERATED GVIT                      MAS GVIT
                                                               HIGH INCOME BOND FUND            MULTI SECTOR BOND FUND
                                                          -------------------------------  -------------------------------
                                                            SIX MONTHS       YEAR ENDED      SIX MONTHS       YEAR ENDED
                                                               ENDED        DECEMBER 31,        ENDED        DECEMBER 31,
                                                           JUNE 30, 2002        2001        JUNE 30, 2002        2001
                                                          ---------------  --------------  ---------------  --------------
                                                            (UNAUDITED)                      (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)                              $    5,708,714   $   9,846,954   $    4,817,812   $   9,418,715
Net realized gains (losses) on investment and
  foreign currency transactions                               (3,718,739)     (8,710,227)       1,858,658       2,619,916
Net change in unrealized appreciation/depreciation on
  investments and translation of assets and liabilities
  denominated in foreign currencies                           (2,887,415)      1,281,976       (2,853,129)     (5,871,379)
                                                          ---------------  --------------  ---------------  --------------
  Change in net assets resulting from operations                (897,440)      2,418,703        3,823,341       6,167,252
                                                          ---------------  --------------  ---------------  --------------
DISTRIBUTIONS TO CLASS I SHAREHOLDERS FROM:
Net investment income                                         (5,473,297)     (9,846,974)      (5,504,837)     (8,986,443)
                                                          ---------------  --------------  ---------------  --------------
  Change in net assets from shareholder distributions         (5,473,297)     (9,846,974)      (5,504,837)     (8,986,443)
                                                          ---------------  --------------  ---------------  --------------
CLASS I CAPITAL TRANSACTIONS:
Proceeds from shares issued                                   68,808,279      85,265,277       72,458,865     102,863,442
Dividends reinvested                                           5,473,304       9,846,978        5,504,837       8,986,449
Cost of shares redeemed                                      (48,515,358)    (52,293,358)     (67,495,286)    (63,933,654)
                                                          ---------------  --------------  ---------------  --------------
  Change in net assets from capital transactions              25,766,225      42,818,897       10,468,416      47,916,237
                                                          ---------------  --------------  ---------------  --------------
Change in net assets                                          19,395,488      35,390,626        8,786,920      45,097,046

NET ASSETS:
  Beginning of period                                        114,021,721      78,631,095      177,323,657     132,226,611
                                                          ---------------  --------------  ---------------  --------------
  End of period                                           $  133,417,209   $ 114,021,721   $  186,110,577   $ 177,323,657
                                                          ===============  ==============  ===============  ==============
CLASS I SHARE TRANSACTIONS:
Issued                                                         9,082,853      10,811,171        7,866,247      11,062,527
Reinvested                                                       739,701       1,306,629          606,271         984,952
Redeemed                                                      (6,435,899)     (6,755,672)      (7,340,236)     (6,886,317)
                                                          ---------------  --------------  ---------------  --------------
                                                               3,386,655       5,362,128        1,132,282       5,161,162
                                                          ---------------  --------------  ---------------  --------------
--------------------------------------------------------------------------------------------------------------------------

See  notes  to  financial  statements.

                                       GARTMORE VARIABLE INSURANCE TRUST

                                      STATEMENTS OF CHANGES IN NET ASSETS

==========================================================================================================================

                                                            GVIT SMALL CAP VALUE FUND         GVIT SMALL CAP GROWTH FUND
                                                         --------------------------------  -------------------------------
                                                            SIX MONTHS       YEAR ENDED      SIX MONTHS       YEAR ENDED
                                                              ENDED         DECEMBER 31,        ENDED        DECEMBER 31,
                                                          JUNE 30, 2002         2001        JUNE 30, 2002        2001
                                                         ----------------  --------------  ---------------  --------------
                                                           (UNAUDITED)                       (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)                             $      (234,139)  $     174,803   $     (664,755)  $    (689,369)
Net realized gains (losses) on investment transactions        (8,759,813)     44,610,414       (8,976,999)    (24,882,086)
Net change in unrealized appreciation/
  depreciation on investments                                (88,086,561)     40,320,059      (18,934,414)     14,242,709
                                                         ----------------  --------------  ---------------  --------------
  Change in net assets resulting from operations             (97,080,513)     85,105,276      (28,576,168)    (11,328,746)
                                                         ----------------  --------------  ---------------  --------------
DISTRIBUTIONS TO CLASS I SHAREHOLDERS FROM:
Net investment income                                                  -        (175,268)               -               -
Net realized gains on investments                            (15,376,195)    (47,501,737)               -               -
DISTRIBUTIONS TO CLASS II SHAREHOLDERS FROM:
Net realized gains on investments                                 (5,349)(a)           -                -               -
DISTRIBUTIONS TO CLASS III SHAREHOLDERS FROM:
Net realized gains on investments                                    (70)(b)           -                -               -
                                                         ----------------  --------------  ---------------  --------------
  Change in net assets from shareholder distributions        (15,381,614)    (47,677,005)               -               -
                                                         ----------------  --------------  ---------------  --------------
CLASS I CAPITAL TRANSACTIONS:
Proceeds from shares issued                                  239,531,053     896,074,611       77,279,151     202,135,105
Dividends reinvested                                          15,376,195      47,677,013                -               -
Cost of shares redeemed                                     (182,195,420)   (563,429,527)     (72,161,000)   (140,715,719)
                                                         ----------------  --------------  ---------------  --------------
                                                              72,711,828     380,322,097        5,118,151      61,419,386
                                                         ----------------  --------------  ---------------  --------------
CLASS II CAPITAL TRANSACTIONS:
Proceeds from shares issued                                      276,177 (a)           -         577,625 (c)            -
Dividends reinvested                                               5,349 (a)           -               -
Cost of shares redeemed                                          (12,803)(a)           -         (77,046)(c)            -
                                                         ----------------  --------------  ---------------  --------------
                                                                 268,723               -          500,579               -
                                                         ----------------  --------------  ---------------  --------------
CLASS III CAPITAL TRANSACTIONS:
Proceeds from shares issued                                       11,257 (b)           -                -               -
Dividends reinvested                                                  70 (b)           -                -               -
Cost of shares redeemed                                           (7,191)(b)           -                -               -
                                                         ----------------  --------------  ---------------  --------------
                                                                   4,136               -
                                                         ----------------  --------------  ---------------  --------------
  Change in net assets from capital transactions              72,984,687     380,322,097        5,618,730      61,419,386
                                                         ----------------  --------------  ---------------  --------------
Change in net assets                                         (39,477,440)    417,750,368      (22,957,438)     50,090,640
NET ASSETS:
  Beginning of period                                        697,860,346     280,109,978      143,982,055      93,891,415
                                                         ----------------  --------------  ---------------  --------------
  End of period                                          $   658,382,906   $ 697,860,346   $  121,024,617   $ 143,982,055
                                                         ================  ==============  ===============  ==============
CLASS I SHARE TRANSACTIONS:
Issued                                                        23,215,061      84,535,061        5,820,821      14,032,634
Reinvested                                                     1,733,506       4,604,727                -               -
Redeemed                                                     (18,130,141)    (53,969,101)      (5,418,970)     (9,871,106)
                                                         ----------------  --------------  ---------------  --------------
                                                               6,818,426      35,170,687          401,851       4,161,528
                                                         ----------------  --------------  ---------------  --------------
CLASS II SHARE TRANSACTIONS:
Issued                                                            29,215 (a)           -          43,618 (c)            -
Reinvested                                                           603 (a)           -               -                -
Redeemed                                                          (1,355)(a)           -          (6,236)(c)            -
                                                         ----------------  --------------  ---------------  --------------
                                                                  28,463               -           37,382               -
                                                         ----------------  --------------  ---------------  --------------
CLASS III SHARE TRANSACTIONS:
Issued                                                             1,105 (b)           -                -               -
Reinvested                                                             8 (b)           -                -               -
Redeemed                                                            (773)(b)           -                -               -
                                                         ----------------  --------------  ---------------  --------------
                                                                     340               -                -               -
                                                         ----------------  --------------  ---------------  --------------
--------------------------------------------------------------------------------------------------------------------------

(a)  For the period from May 6, 2002 (commencement of operations) through June 30, 2002.
(b)  For the period from May 3, 2002 (commencement of operations) through June 30, 2002.
(c)  For the period from March 7, 2002 (commencement of operations) through June 30, 2002.


See  notes  to  financial  statements.

                                       GARTMORE VARIABLE INSURANCE TRUST

                                      STATEMENTS OF CHANGES IN NET ASSETS

==========================================================================================================================

                                                                  GARTMORE GVIT                      DREYFUS GVIT
                                                              WORLDWIDE LEADERS FUND              MID CAP INDEX FUND
                                                         -------------------------------  ---------------------------------
                                                           SIX MONTHS       YEAR ENDED      SIX MONTHS         YEAR ENDED
                                                              ENDED        DECEMBER 31,        ENDED          DECEMBER 31,
                                                          JUNE 30, 2002        2001        JUNE 30, 2002          2001
                                                         ---------------  --------------  ---------------    --------------
                                                           (UNAUDITED)                      (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)                             $      136,153   $     491,093   $      463,712   $     1,012,537
Net realized gains (losses) on investment, futures and
 foreign currency transactions                               (3,147,729)    (16,819,203)         199,488        (1,442,687)
Net change in unrealized appreciation/depreciation
  On investments, futures  and translation of assets
  and liabilities
  denominated in foreign currencies                           1,255,178       1,087,089      (17,344,660)       (3,078,702)
                                                         ---------------  --------------  ---------------    --------------
  Change in net assets resulting from operations             (1,756,398)    (15,241,021)     (16,681,460)       (3,508,852)
                                                         ---------------  --------------  ---------------    --------------

DISTRIBUTIONS TO CLASS I SHAREHOLDERS FROM:
Net investment income                                          (719,949)     (1,342,248)        (454,163)       (1,023,189)
Net realized gains on investments-                                    -      (1,134,999)      (2,131,821)

DISTRIBUTIONS TO CLASS II SHAREHOLDERS FROM:
Net investment income-                                                -            (121)(a)                              -
Net realized gains on investments-                                    -            (429)(a)                              -
  Change in net assets from shareholder
                                                         ---------------  --------------  ---------------    --------------
  distributions                                                (719,949)     (1,342,248)      (1,589,712)       (3,155,010)
                                                         ---------------  --------------  ---------------    --------------

CLASS I CAPITAL TRANSACTIONS:
Proceeds from shares issued                                  82,714,062     126,889,243      171,875,095       247,590,373
Dividends reinvested                                            719,948       1,342,243        1,589,168         3,155,005
Cost of shares redeemed                                    (110,094,426)   (122,538,635)     (84,576,971)     (131,808,294)
                                                         ---------------  --------------  ---------------    --------------
                                                            (26,660,416)      5,692,851       88,887,292       118,937,084
                                                         ---------------  --------------  ---------------    --------------
CLASS II CAPITAL TRANSACTIONS:
Proceeds from shares issued                                           -               -          135,084 (a)             -
Dividends reinvested                                                  -               -              550 (a)             -
Cost of shares redeemed                                               -               -             (158)(a)             -
                                                         ---------------  --------------  ---------------    --------------
                                                                      -               -          135,476                 -
                                                         ---------------  --------------  ---------------    --------------
  Change in net assets from capital transactions            (26,660,416)      5,692,851       89,022,768       118,937,084
                                                         ---------------  --------------  ---------------    --------------
Change in net assets                                        (29,136,763)    (10,890,418)      70,751,596       112,273,222

NET ASSETS:
  Beginning of period                                        70,468,756      81,359,174      257,623,106       145,349,884
                                                         ---------------  --------------  ---------------    --------------
  End of period                                          $   41,331,993   $  70,468,756   $  328,374,702     $ 257,623,106
                                                         ===============  ==============  ===============    ==============
CLASS I SHARE TRANSACTIONS:
Issued                                                        9,234,852      12,838,125       12,596,933        18,826,911
Reinvested                                                       80,083         140,905          124,980           250,108
Redeemed                                                    (12,139,166)    (12,364,020)      (6,274,123)      (10,241,313)
                                                         ---------------  --------------  ---------------    --------------
                                                             (2,824,231)        615,010        6,447,790         8,835,706
                                                         ---------------  --------------  ---------------    --------------
CLASS II SHARE TRANSACTIONS:
Issued                                                                -               -           10,161 (a)             -
Reinvested                                                            -               -               44 (a)             -
Redeemed                                                              -               -              (12)(a)             -
                                                         ---------------  --------------  ---------------    --------------
                                                                      -               -           10,193               -
                                                         ---------------  --------------  ---------------    --------------
---------------------------------------------------------------------------------------------------------------------------

(a)  For the period from May 6, 2002 (commencement of operations) through June 30, 2002.

See  notes  to  financial  statements.

                                       GARTMORE VARIABLE INSURANCE TRUST

                                      STATEMENTS OF CHANGES IN NET ASSETS

=========================================================================================================================

                                                                  TURNER GVIT                       GARTMORE GVIT
                                                               GROWTH FOCUS FUND               MILLENNIUM GROWTH FUND
                                                         -------------------------------  ---------------- --------------
                                                           SIX MONTHS       YEAR ENDED      SIX MONTHS       YEAR ENDED
                                                              ENDED        DECEMBER 31,        ENDED        DECEMBER 31,
                                                          JUNE 30, 2002        2001        JUNE 30, 2002        2001
                                                         ---------------  --------------  ---------------  --------------
                                                           (UNAUDITED)                       (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)                             $     (34,507)   $     (81,764)  $      (11,636)  $     (20,908)
Net realized gains (losses) on investment transactions      (3,747,838)      (6,393,477)        (175,690)     (1,619,514)
Net change in unrealized appreciation/
  depreciation on investments                                 (853,442)         734,728         (203,648)        174,660
                                                         ---------------  --------------  ---------------  --------------
  Change in net assets resulting from operations            (4,635,787 )     (5,740,513)        (390,974)     (1,465,762)
                                                         ---------------  --------------  ---------------  --------------
CLASS I CAPITAL TRANSACTIONS:
Proceeds from shares issued                                 17,184,741       83,538,384                -               -
Cost of shares redeemed                                    (18,957,918)     (70,283,924)               -               -
                                                         ---------------  --------------  ---------------  --------------
                                                            (1,773,177)      13,254,460                -               -
                                                         ---------------  --------------  ---------------  --------------
CLASS III CAPITAL TRANSACTIONS:
Proceeds from shares issued                                    474,073 (a)            -                -               -
Cost of shares redeemed                                       (105,985)(a)            -                -               -
                                                         ---------------  --------------  ---------------  --------------
                                                               368,088                -                -               -
                                                         ---------------  --------------  ---------------  --------------
  Change in net assets from capital transactions            (1,405,089)      13,254,460                -               -
Change in net assets                                        (6,040,876)       7,513,947         (390,974)     (1,465,762)
                                                         ---------------  --------------  ---------------  --------------
NET ASSETS:
  Beginning of period                                       13,043,522        5,529,575        2,216,710       3,682,472
                                                         ---------------  --------------  ---------------  --------------
  End of period                                          $   7,002,646    $  13,043,522   $    1,825,736   $   2,216,710
                                                         ===============  ==============  ===============  ==============
CLASS I SHARE TRANSACTIONS:
Issued                                                       5,103,504       20,325,447                -               -
                                                         ---------------  --------------  ---------------  --------------
Redeemed                                                    (5,848,476)     (17,671,808)               -               -
                                                         ---------------  --------------  ---------------  --------------
                                                              (744,972)       2,653,639                -               -
CLASS III SHARE TRANSACTIONS:
Issued                                                         174,512 (a)            -                -               -
Redeemed                                                       (40,043)(a)            -                -               -
                                                         ---------------  --------------  ---------------  --------------
                                                               134,469                -                -               -
                                                         ---------------  --------------  ---------------  --------------
-------------------------------------------------------------------------------------------------------------------------

(a)  For the period from May 2, 2002 (commencement of operations) through June 30, 2002.

See  notes  to  financial  statements.

                                       GARTMORE VARIABLE INSURANCE TRUST

                                      STATEMENTS OF CHANGES IN NET ASSETS

===================================================================================================================

                                                           GARTMORE GVIT
                                                         GLOBAL TECHNOLOGY                   GARTMORE GVIT
                                                       AND COMMUNICATIONS FUND       GLOBAL HEALTH SCIENCES FUND
                                                   -------------------------------  -------------------------------
                                                     SIX MONTHS       YEAR ENDED      SIX MONTHS       YEAR ENDED
                                                        ENDED        DECEMBER 31,        ENDED        DECEMBER 31,
                                                    JUNE 30, 2002        2001        JUNE 30, 2002        2001
                                                   ---------------  --------------  ---------------  --------------
                                                     (UNAUDITED)                       (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)                       $      (73,241)  $    (117,828)  $      (14,530)  $      (7,598)
Net realized gains (losses) on investment and
  foreign currency transactions                        (4,249,494)     (7,970,560)        (258,786)        (96,189)
Net change in unrealized appreciation/
  depreciation on investments and translation of
  assets and liabilities denominated in
  foreign currencies                                   (1,290,331)      1,300,454         (238,387)        185,797
                                                   ---------------  --------------  ---------------  --------------
  Change in net assets resulting from operations       (5,613,066)     (6,787,934)        (511,703)         82,010
                                                   ---------------  --------------  ---------------  --------------
DISTRIBUTIONS TO CLASS I SHAREHOLDERS FROM:
Net investment income                                     (80,814)              -                -               -
Tax return of capital                                           -               -                -          (4,074)

DISTRIBUTIONS TO CLASS III SHAREHOLDERS FROM:
Net investment income                                      (8,546)(a)           -                -               -
                                                   ---------------  --------------  ---------------  --------------
  Change in net assets from shareholder
  distributions                                           (89,360)              -                -          (4,074)
                                                   ---------------  --------------  ---------------  --------------
CLASS I CAPITAL TRANSACTIONS:
Proceeds from shares issued                            24,487,776      63,390,989           15,078 (b)           -
Dividends reinvested                                       80,814               -                -           4,074
Cost of shares redeemed                               (24,224,938)    (53,145,363)          (1,052)(b)  (2,548,631)
                                                   ---------------  --------------  ---------------  --------------
                                                          343,652      10,245,626           14,026      (2,544,557)
                                                   ---------------  --------------  ---------------  --------------
CLASS III CAPITAL TRANSACTIONS:
Proceeds from shares issued                             1,381,007 (a)           -        3,369,736       2,548,631
Dividends reinvested                                        8,546 (a)           -                -               -
Cost of shares redeemed                                  (207,770)(a)           -       (1,041,827)              -
                                                   ---------------  --------------  ---------------  --------------
                                                        1,181,783               -        2,327,909       2,548,631
                                                   ---------------  --------------  ---------------  --------------
  Change in net assets from capital transactions        1,525,435      10,245,626        2,341,935           4,074
                                                   ---------------  --------------  ---------------  --------------
Change in net assets                                   (4,176,991)      3,457,692        1,830,232          82,010

NET ASSETS:
  Beginning of period                                  15,584,536      12,126,844        2,539,728       2,457,718
                                                   ---------------  --------------  ---------------  --------------
  End of period                                    $   11,407,545   $  15,584,536   $    4,369,960   $   2,539,728
                                                   ===============  ==============  ===============  ==============
CLASS I SHARE TRANSACTIONS:
Issued                                                  6,282,260      13,150,024             1,666(b)           -
Reinvested                                                 28,760               -                -             499
Redeemed                                               (6,358,387)    (11,096,501)            (122)(b)    (250,499)
                                                   ---------------  --------------  ---------------  --------------
                                                          (47,367)      2,053,523            1,544        (250,000)
                                                   ---------------  --------------  ---------------  --------------
CLASS III SHARE TRANSACTIONS:
Issued                                                    425,299 (a)           -          357,916         250,499
Reinvested                                                  3,030 (a)           -                -               -
Redeemed                                                  (70,234)(a)           -         (109,834)              -
                                                   ---------------  --------------  ---------------  --------------
                                                          358,095               -          248,082         250,499
                                                   ---------------  --------------  ---------------  --------------
-------------------------------------------------------------------------------------------------------------------

(a)  For the period from May 2, 2002 (commencement of operations) through June 30, 2002.
(b)  For the period from May 6, 2002 (commencement of operations) through June 30, 2002.

See notes to financial statements.

                                       GARTMORE VARIABLE INSURANCE TRUST

                                      STATEMENTS OF CHANGES IN NET ASSETS

=============================================================================================================================

                                                                      GARTMORE GVIT                  GARTMORE GVIT
                                                                  NATIONWIDE LEADERS FUND         EMERGING MARKETS FUND
                                                             -------------------------------  -------------------------------
                                                               SIX MONTHS      PERIOD ENDED     SIX MONTHS       YEAR ENDED
                                                                  ENDED        DECEMBER 31,        ENDED        DECEMBER 31,
                                                              JUNE 30, 2002      2001 (a)      JUNE 30, 2002        2001
                                                             ---------------  --------------  ---------------  --------------

                                                                 (UNAUDITED)                      (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)                                 $        9,139   $         (64)  $      100,053   $      49,834
Net realized gains (losses) on investment and
  foreign currency transactions                                      92,022               -          877,586      (1,866,387)
Net change in unrealized appreciation/
  depreciation on investments and translation of
  assets and liabilities denominated in foreign currencies         (143,608)          8,255       (3,202,521)      1,633,788
                                                             ---------------  --------------  ---------------  --------------
  Change in net assets resulting from operations                    (42,447)          8,191       (2,224,882)       (182,765)
                                                             ---------------  --------------  ---------------  --------------
DISTRIBUTIONS TO CLASS I SHAREHOLDERS FROM:
Net investment income                                                     -               -          (10,749)        (49,287)

DISTRIBUTIONS TO CLASS II SHAREHOLDERS FROM:
Net investment income                                                     -               -              (71)(c)           -

DISTRIBUTIONS TO CLASS III SHAREHOLDERS FROM:
Net investment income                                                (9,583)              -           (4,785)(d)           -
                                                             ---------------  --------------  ---------------  --------------
  Change in net assets from shareholder distributions                (9,583)              -          (15,605)        (49,287)
                                                             ---------------  --------------  ---------------  --------------

CLASS I CAPITAL TRANSACTIONS:
Proceeds from shares issued                                         141,970 (b)           -       89,189,959      53,174,855
Dividends reinvested                                                      -               -           10,749          49,288
Cost of shares redeemed                                             (16,167)(b)           -      (81,659,493)    (41,009,033)
                                                             ---------------  --------------  ---------------  --------------
                                                                    125,803               -        7,541,215      12,215,110
                                                             ---------------  --------------  ---------------  --------------

CLASS II CAPITAL TRANSACTIONS:
Proceeds from shares issued                                               -               -          584,051 (c)           -
Dividends reinvested                                                      -               -               71 (c)           -
Cost of shares redeemed                                                   -               -         (217,700)(c)           -
                                                             ---------------  --------------  ---------------  --------------
                                                                          -               -          366,422               -
                                                             ---------------  --------------  ---------------  --------------
Class III Capital Transactions:
Proceeds from shares issued                                       9,540,342       1,000,000        6,022,360 (d)           -
Dividends reinvested                                                  9,583               -            4,786 (d)           -
Cost of shares redeemed                                          (2,438,202)              -         (284,794)(d)           -
                                                             ---------------  --------------  ---------------  --------------
                                                                  7,111,723       1,000,000        5,742,352               -
                                                             ---------------  --------------  ---------------  --------------
  Change in net assets from capital transactions                  7,237,526       1,000,000       13,649,989      12,215,110
                                                             ---------------  --------------  ---------------  --------------
Change in net assets                                              7,185,496       1,008,191       11,409,502      11,983,058

NET ASSETS:
  Beginning of period                                             1,008,191               -       15,973,602       3,990,544
                                                             ---------------  --------------  ---------------  --------------
  End of period                                              $    8,193,687   $   1,008,191   $   27,383,104   $  15,973,602
                                                             ===============  ==============  ===============  ==============
CLASS I SHARE TRANSACTIONS:
Issued                                                               12,729 (b)           -       11,644,357       7,560,217
Reinvested                                                                -               -            1,551           6,731
Redeemed                                                             (1,502)(b)           -      (10,724,767)     (5,840,603)
                                                             ---------------  --------------  ---------------  --------------
                                                                     11,227               -          921,141       1,726,345
                                                             ---------------  --------------  ---------------  --------------
CLASS II SHARE TRANSACTIONS:
Issued                                                                    -               -           74,108 (c)           -
Reinvested                                                                -               -               10 (c)           -
Redeemed                                                                  -               -          (28,217)(c)           -
                                                             ---------------  --------------  ---------------  --------------
                                                                          -               -           45,901               -
                                                             ---------------  --------------  ---------------  --------------
CLASS III SHARE TRANSACTIONS:
Issued                                                              859,129         100,000          783,402 (d)           -
Reinvested                                                              876               -              691 (d)           -
Redeemed                                                           (220,207)              -          (40,915)(d)           -
                                                             ---------------  --------------  ---------------  --------------
                                                                    639,798         100,000          743,178               -
                                                             ---------------  --------------  ---------------  --------------
-----------------------------------------------------------------------------------------------------------------------------

(a)  For the period from December 18, 2001 (commencement of operations) through December 31, 2001.
(b)  For the period from May 9, 2002 (commencement of operations) through June 30, 2002.
(c)  For the period from March 4, 2002 (commencement of operations) through June 30, 2002.
(d)  For the period from May 2, 2002 (commencement of operations) through June 30, 2002.

See  notes  to  financial  statements.

                                       GARTMORE VARIABLE INSURANCE TRUST

                                      STATEMENTS OF CHANGES IN NET ASSETS

=============================================================================================================================

                                                                                                   GARTMORE
                                                               GARTMORE GVIT                     GVIT INVESTOR
                                                          INTERNATIONAL GROWTH FUND       DESTINATIONS AGGRESSIVE FUND
                                                        -------------------------------  -------------------------------
                                                          SIX MONTHS       YEAR ENDED      SIX MONTHS      PERIOD ENDED
                                                             ENDED        DECEMBER 31,        ENDED        DECEMBER 31,
                                                         JUNE 30, 2002        2001        JUNE 30, 2002      2001 (a)
                                                        ---------------  --------------  ---------------  --------------
                                                           (UNAUDITED)                      (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)                            $       36,987   $       4,878   $       25,027   $       1,197
Net realized gains (losses) on investment,
  futures, and foreign currency transactions                  (388,695)     (2,872,066)         (56,209)            990
Net change in unrealized appreciation/
  depreciation on investments, futures
  and translation of assets and liabilities
  denominated in foreign currencies                           (119,269)        471,841         (320,085)          4,309
                                                        ---------------  --------------  ---------------  --------------
  Change in net assets resulting from operations              (470,977)     (2,395,347)        (351,267)          6,496
                                                        ---------------  --------------  ---------------  --------------

DISTRIBUTIONS TO CLASS I SHAREHOLDERS FROM*:
Net investment income                                                -               -          (23,619)         (1,073)
Net realized gains on investments                                    -               -             (990)              -
Tax return of capital                                                -         (23,204)               -               -
                                                        ---------------  --------------  ---------------  --------------
  Change in net assets from shareholder distributions                -         (23,204)         (24,609)         (1,073)
                                                        ---------------  --------------  ---------------  --------------

CLASS I CAPITAL TRANSACTIONS*:
Proceeds from shares issued                                 53,559,385      75,604,608        6,644,102         500,000
Dividends reinvested                                                 -          23,204           24,609           1,073
Cost of shares redeemed                                    (54,081,882)    (73,000,359)        (868,032)              -
                                                        ---------------  --------------  ---------------  --------------
                                                              (522,497)      2,627,453        5,800,679         501,073
                                                        ---------------  --------------  ---------------  --------------

CLASS III CAPITAL TRANSACTIONS:
Proceeds from shares issued                                    924,262 (b)           -                -               -
Cost of shares redeemed                                       (154,327)(b)           -                -               -
                                                        ---------------  --------------  ---------------  --------------
                                                               769,935               -                -               -
                                                        ---------------  --------------  ---------------  --------------
  Change in net assets from capital transactions               247,438       2,627,453        5,800,679         501,073
                                                        ---------------  --------------  ---------------  --------------
Change in net assets                                          (223,539)        208,902        5,424,803         506,496

NET ASSETS:
  Beginning of period                                        9,447,981       9,239,079          506,496               -
                                                        ---------------  --------------  ---------------  --------------
  End of period                                         $    9,224,442   $   9,447,981   $    5,931,299   $     506,496
                                                        ===============  ==============  ===============  ==============
CLASS I SHARE TRANSACTIONS*:
Issued                                                       9,046,359      11,151,237          669,599          50,000
Reinvested                                                           -           3,352            2,645             106
Redeemed                                                    (9,092,916)    (10,687,843)         (86,969)              -
                                                        ---------------  --------------  ---------------  --------------
                                                               (46,557)        466,746          585,275          50,106
                                                        ---------------  --------------  ---------------  --------------
CLASS III SHARE TRANSACTIONS:
Issued                                                         158,890 (b)           -                -               -
Redeemed                                                       (26,202)(b)           -                -               -
                                                        ---------------  --------------  ---------------  --------------
                                                               132,688               -                -               -
                                                        ---------------  --------------  ---------------  --------------
------------------------------------------------------------------------------------------------------------------------

*    GVIT Investor Destinations Aggressive Fund shares have no class designation.
(a)  For the period from December 12, 2001 (commencement of operations) through December 31, 2001.
(b)  For the period from May 2, 2002 (commencement of operations) through June 30, 2002.

See  notes  to  financial  statements.

                                       GARTMORE VARIABLE INSURANCE TRUST

                                      STATEMENTS OF CHANGES IN NET ASSETS

=============================================================================================================================

                                                                  GARTMORE                           GARTMORE
                                                            VIT INVESTOR DESTINATIONS        GVIT INVESTOR DESTINATIONS
                                                           MODERATELY AGGRESSIVE FUND              MODERATE FUND
                                                         -------------------------------  -------------------------------
                                                           SIX MONTHS      PERIOD ENDED     SIX MONTHS      PERIOD ENDED
                                                              ENDED        DECEMBER 31,        ENDED        DECEMBER 31,
                                                          JUNE 30, 2002      2001 (a)      JUNE 30, 2002      2001 (a)
                                                         ---------------  --------------  ---------------  --------------
                                                            (UNAUDITED)                      (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)                             $      112,038   $       1,251   $      204,767   $       1,211
Net realized gains (losses) on investment transactions         (212,737)          1,009            3,246             130
Net change in unrealized appreciation/
depreciation on investments                                  (1,039,433)          3,196       (1,525,999)          2,955
                                                         ---------------  --------------  ---------------  --------------
  Change in net assets resulting from operations             (1,140,132)          5,456       (1,317,986)          4,296
                                                         ---------------  --------------  ---------------  --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income                                          (102,827)         (1,126)        (193,374)         (1,212)
Net realized gains on investments                                (1,010)              -             (130)              -
                                                         ---------------  --------------  ---------------  --------------
  Change in net assets from shareholder distributions          (103,837)         (1,126)        (193,504)         (1,212)
                                                         ---------------  --------------  ---------------  --------------

CAPITAL TRANSACTIONS:
Proceeds from shares issued                                  25,156,799         500,000       42,446,495         500,000
Dividends reinvested                                            103,837           1,126          193,497           1,212
Cost of shares redeemed                                      (1,464,984)              -         (693,368)              -
                                                         ---------------  --------------  ---------------  --------------
  Change in net assets from capital transactions             23,795,652         501,126       41,946,624         501,212
                                                         ---------------  --------------  ---------------  --------------
Change in net assets                                         22,551,683         505,456       40,435,134         504,296

NET ASSETS:
  Beginning of period                                           505,456               -          504,296               -
                                                         ---------------  --------------  ---------------  --------------
  End of period                                          $   23,057,139   $     505,456   $   40,939,430   $     504,296
                                                         ===============  ==============  ===============  ==============
SHARE TRANSACTIONS:
Issued                                                        2,525,255          50,000        4,271,057          50,000
Reinvested                                                       11,028             111           20,223             120
Redeemed                                                       (147,930)              -          (69,294)              -
                                                         ---------------  --------------  ---------------  --------------
                                                              2,388,353          50,111        4,221,986          50,120
                                                         ---------------  --------------  ---------------  --------------
-------------------------------------------------------------------------------------------------------------------------

(a)  For the period from December 12, 2001 (commencement of operations) through December 31, 2001.

See notes to financial statements.

                                       GARTMORE VARIABLE INSURANCE TRUST

                                      STATEMENTS OF CHANGES IN NET ASSETS

=============================================================================================================================


                                                                   GARTMORE                          GARTMORE
                                                            GVIT INVESTOR DESTINATIONS       GVIT INVESTOR DESTINATIONS
                                                           MODERATELY CONSERVATIVE FUND          CONSERVATIVE FUND
                                                         -------------------------------  -------------------------------
                                                           SIX MONTHS      PERIOD ENDED     SIX MONTHS      PERIOD ENDED
                                                              ENDED        DECEMBER 31,        ENDED        DECEMBER 31,
                                                          JUNE 30, 2002      2001 (a)      JUNE 30, 2002      2001 (a)
                                                         ---------------  --------------  ---------------  --------------

                                                           (UNAUDITED)                      (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)                             $      127,255   $       1,250   $      107,108   $       1,204
Net realized gains (losses) on investment transactions          (10,238)            143           (2,909)            125
Net change in unrealized appreciation/
  depreciation on investments                                  (520,578)          1,659         (179,161)            513
                                                         ---------------  --------------  ---------------  --------------
  Change in net assets resulting from operations               (403,561)          3,052          (74,962)          1,842
                                                         ---------------  --------------  ---------------  --------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income                                          (115,868)         (1,250)         (95,266)         (1,203)
Net realized gains on investments                                  (143)              -             (125)              -
                                                         ---------------  --------------  ---------------  --------------
  Change in net assets from shareholder distributions          (116,011)         (1,250)         (95,391)         (1,203)
                                                         ---------------  --------------  ---------------  --------------

CAPITAL TRANSACTIONS:
Proceeds from shares issued                                  26,497,406         500,000       21,092,631         500,000
Dividends reinvested                                            116,010           1,250           95,388           1,203
Cost of shares redeemed                                      (2,021,105)              -       (1,850,718)              -
                                                         ---------------  --------------  ---------------  --------------
  Change in net assets from capital transactions             24,592,311         501,250       19,337,301         501,203
                                                         ---------------  --------------  ---------------  --------------
Change in net assets                                         24,072,739         503,052       19,166,948         501,842

NET ASSETS:
  Beginning of period                                           503,052               -          501,842               -
                                                         ---------------  --------------  ---------------  --------------
  End of period                                          $   24,575,791   $     503,052   $   19,668,790   $     501,842
                                                         ===============  ==============  ===============  ==============
SHARE TRANSACTIONS:
Issued                                                        2,656,147          50,000        2,104,350          50,000
Reinvested                                                       11,887             124            9,614             120
Redeemed                                                       (203,121)              -         (184,555)              -
                                                         ---------------  --------------  ---------------  --------------
                                                              2,464,913          50,124        1,929,409          50,120
                                                         ---------------  --------------  ---------------  --------------
-------------------------------------------------------------------------------------------------------------------------

(a)  For the period from December 12, 2001 (commencement of operations) through December 31, 2001.

See  notes  to  financial  statements.

                                       GARTMORE VARIABLE INSURANCE TRUST

                                      STATEMENTS OF CHANGES IN NET ASSETS

===================================================================================================================

                                                           GARTMORE GVIT                     GARTMORE GVIT
                                                      U.S. GROWTH LEADERS FUND           GLOBAL UTILITIES FUND
                                                   -------------------------------  -------------------------------
                                                     SIX MONTHS      PERIOD ENDED     SIX MONTHS      PERIOD ENDED
                                                        ENDED        DECEMBER 31,        ENDED        DECEMBER 31,
                                                    JUNE 30, 2002      2001 (a)      JUNE 30, 2002      2001 (a)
                                                   ---------------  --------------  ---------------  --------------
                                                     (UNAUDITED)                      (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)                       $      (12,328)  $        (453)  $       29,680   $        (135)
Net realized gains (losses) on investment
  and foreign currency transactions                      (680,156)         (8,894)        (367,467)         (2,353)
Net change in unrealized appreciation/
  depreciation on investments and
  translation of assets and liabilities
  denominated in foreign currencies                      (255,180)        (14,633)        (280,866)          4,460
                                                   ---------------  --------------  ---------------  --------------
  Change in net assets resulting from operations         (947,664)        (23,980)        (618,653)          1,972
                                                   ---------------  --------------  ---------------  --------------

DISTRIBUTIONS TO CLASS I SHAREHOLDERS FROM:
Net investment income                                           -               -              (16)(c)           -

DISTRIBUTIONS TO CLASS III SHAREHOLDERS FROM:
Net investment income                                           -               -          (22,498)              -
                                                   ---------------  --------------  ---------------  --------------
  Change in net assets from shareholder
    distributions                                               -               -          (22,514)              -
                                                   ---------------  --------------  ---------------  --------------

CLASS I CAPITAL TRANSACTIONS:
Proceeds from shares issued                                44,025 (b)           -          180,397 (c)           -
Dividends reinvested                                            -               -               16 (c)           -
Cost of shares redeemed                                       (43)(b)           -         (175,355)(c)           -
                                                   ---------------  --------------  ---------------  --------------
                                                           43,982               -            5,058               -
                                                   ---------------  --------------  ---------------  --------------

CLASS III CAPITAL TRANSACTIONS:
Proceeds from shares issued                             3,940,839       3,000,000          869,232       3,000,000
Dividends reinvested                                            -               -           22,498               -
                                                   ---------------  --------------  ---------------  --------------
Cost of shares redeemed                                  (524,150)              -         (364,757)              -
                                                   ---------------  --------------  ---------------  --------------
                                                        3,416,689       3,000,000          526,973       3,000,000
                                                   ---------------  --------------  ---------------  --------------
  Change in net assets from capital transactions        3,460,671       3,000,000          532,031       3,000,000
                                                   ---------------  --------------  ---------------  --------------
Change in net assets                                    2,513,007       2,976,020         (109,136)      3,001,972

NET ASSETS:
  Beginning of period                                   2,976,020               -        3,001,972               -
                                                   ---------------  --------------  ---------------  --------------
  End of period                                    $    5,489,027   $   2,976,020   $    2,892,836   $   3,001,972
                                                   ===============  ==============  ===============  ==============

CLASS I SHARE TRANSACTIONS:
Issued                                                      5,278 (b)           -           21,336 (c)           -
Reinvested                                                      -               -                2 (c)           -
Redeemed                                                       (5)(b)           -          (20,509)(c)           -
                                                   ---------------  --------------  ---------------  --------------
                                                            5,273               -              829               -
                                                   ---------------  --------------  ---------------  --------------

CLASS III SHARE TRANSACTIONS:
Issued                                                    429,367         300,000           99,182         300,000
Reinvested                                                      -               -            2,823               -
Redeemed                                                  (57,558)              -          (41,571)              -
                                                   ---------------  --------------  ---------------  --------------
                                                          371,809         300,000           60,434         300,000
                                                   ---------------  --------------  ---------------  --------------
-------------------------------------------------------------------------------------------------------------------


                                                         GARTMORE GVIT GLOBAL
                                                        FINANCIAL SERVICES FUND
                                                   -------------------------------
                                                     SIX MONTHS      PERIOD ENDED
                                                        ENDED        DECEMBER 31,
                                                    JUNE 30, 2002      2001 (a)
                                                   ---------------  --------------
                                                     (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)                       $       11,008   $         379
Net realized gains (losses) on investment
  and foreign currency transactions                        50,050          (6,115)
Net change in unrealized appreciation/
  depreciation on investments and
  translation of assets and liabilities
  denominated in foreign currencies                      (167,768)         46,722
                                                   ---------------  --------------
  Change in net assets resulting from operations         (106,710)         40,986
                                                   ---------------  --------------

DISTRIBUTIONS TO CLASS I SHAREHOLDERS FROM:
Net investment income                                           -               -

DISTRIBUTIONS TO CLASS III SHAREHOLDERS FROM:
Net investment income                                           -            (491)
                                                   ---------------  --------------
  Change in net assets from shareholder
    distributions                                               -            (491)
                                                   ---------------  --------------

CLASS I CAPITAL TRANSACTIONS:
Proceeds from shares issued                                 2,514 (c)           -
Dividends reinvested                                            - (c)           -
Cost of shares redeemed                                    (1,018)(c)           -
                                                   ---------------  --------------
                                                            1,496               -
                                                   ---------------  --------------

CLASS III CAPITAL TRANSACTIONS:
Proceeds from shares issued                             2,028,659       3,000,000
Dividends reinvested                                            -             491
Cost of shares redeemed                                (1,129,881)              -
                                                   ---------------  --------------
                                                          898,778       3,000,491
                                                   ---------------  --------------
  Change in net assets from capital transactions          900,274       3,000,491
                                                   ---------------  --------------
Change in net assets                                      793,564       3,040,986

NET ASSETS:
  Beginning of period                                   3,040,986               -
                                                   ---------------  --------------
  End of period                                    $    3,834,550   $   3,040,986
                                                   ===============  ==============

CLASS I SHARE TRANSACTIONS:
Issued                                                        245 (c)           -
Reinvested                                                      - (c)           -
Redeemed                                                     (105)(c)           -
                                                   ---------------  --------------
                                                              140               -
                                                   ---------------  --------------
CLASS III SHARE TRANSACTIONS:
Issued                                                    197,363         300,000
Reinvested                                                      -              48
Redeemed                                                 (109,710)              -
                                                   ---------------  --------------
                                                           87,653         300,048
                                                   ---------------  --------------
----------------------------------------------------------------------------------

(a) For the period from December 18, 2001 (commencement of operations) through December 31, 2001.
(b) For the period from June 3, 2002 (commencement of operations) through June 30, 2002.
(c) For the period from May 10, 2002 (commencement of operations) through June 30, 2002.

See  notes  to  financial  statements.

                                   GARTMORE VARIABLE INSURANCE TRUST
                                 FINANCIAL HIGHLIGHTS - CLASS I SHARES
                          SELECTED DATA FOR EACH SHARE OF CAPITAL OUTSTANDING
=====================================================================================================================


                                                          GARTMORE  GVIT  TOTAL  RETURN  FUND
                                      -------------------------------------------------------------------------------
                                                                     CLASS I SHARES
                                      -------------------------------------------------------------------------------
                                        SIX MONTHS       YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                           ENDED        DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                       JUNE 30, 2002      2001 (a)          2000            1999            1998
                                      ---------------  --------------  --------------  --------------  --------------
                                          (UNAUDITED)
NET ASSET VALUE -
BEGINNING OF PERIOD                   $       9.89     $      11.64   $       18.81   $       18.40   $       16.38
                                      -------------    -------------   --------------  --------------  --------------
INVESTMENT ACTIVITIES:
  Net investment income (loss)                0.03             0.08            0.12            0.12            0.19
  Net realized and unrealized
   gains (losses) on investments             (0.62)           (1.46)          (0.47)           1.13            2.77
                                      -------------    -------------   --------------  --------------  --------------
      Total investment activities            (0.59)           (1.38)          (0.35)           1.25            2.96
                                      -------------    -------------   --------------  --------------  --------------
DISTRIBUTIONS:
  Net investment income                      (0.03)           (0.08)          (0.12)          (0.12)          (0.19)
  Net realized gains                             -            (0.29)          (6.70)          (0.72)          (0.75)
  Tax return of capital                          -                 -              -               -               -
                                      -------------    -------------   --------------  --------------  --------------
      Total distributions                    (0.03)           (0.37)          (6.82)          (0.84)          (0.94)
                                      -------------    -------------   --------------  --------------  --------------

NET ASSET VALUE - END OF PERIOD       $       9.27     $       9.89   $       11.64   $       18.81   $       18.40
                                      =============    =============   ==============  ==============  ==============
Total Return                                 (5.97%)(d)      (11.82%)         (2.12%)          6.94%          18.07%

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, at end of period (000)  $  1,541,387     $  1,677,316   $   2,014,759   $   2,419,737   $   2,343,437
  Ratio of expenses to
    average net assets                        0.83% (e)        0.78%           0.78%           0.72%           0.65%
  Ratio of net investment
    income (loss) to average
    net assets                                0.66% (e)        0.77%           0.63%           0.64%           1.05%
  Ratio of expenses to
    average net assets*                       0.83% (e)        0.82%           0.81%              (f)             (f)
  Portfolio turnover (g)                     11.75%           58.36%         148.28%          29.95%          17.13%


                                      CLASS I SHARES
                                      --------------
                                        YEAR ENDED
                                       DECEMBER 31,
                                           1997
                                      --------------


NET ASSET VALUE -
BEGINNING OF PERIOD                   $       13.27
                                      --------------
INVESTMENT ACTIVITIES:
  Net investment income (loss)                 0.23
  Net realized and unrealized
   gains (losses) on investments               3.65
                                      --------------
      Total investment activities              3.88
                                      --------------

DISTRIBUTIONS:
  Net investment income                       (0.23)
  Net realized gains                          (0.53)
  Tax return of capital                       (0.01)
                                      --------------
      Total distributions                     (0.77)
                                      --------------

NET ASSET VALUE
- END OF PERIOD                       $       16.38
                                      ==============
Total Return                                  29.43%

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, at end of period (000)  $   1,849,241
  Ratio of expenses to
    average net assets                         0.54%
  Ratio of net investment
    income (loss) to average
    net assets                                 1.54%
  Ratio of expenses to
    average net assets*                          (f)
  Portfolio turnover (g)                      13.85%

                                              CLASS III SHARES
                                             -------------------
                                                PERIOD ENDED
                                              JUNE 3, 2002 (b)
                                             -------------------
                                                (UNAUDITED)
NET ASSET VALUE -
BEGINNING OF PERIOD                          $            9.78
                                             -------------------
Investment Activities:
  Net investment income (loss)                            0.01  (c)
  Net realized and unrealized
   gains (losses) on investments                         (0.16)
                                             -------------------
    Total investment activities                          (0.15)
                                             -------------------
NET ASSET VALUE - END OF PERIOD              $            9.63
                                             ===================
Total Return                                             (1.53%)(d)
Ratios/Supplemental Data:
  Net Assets, at end of period (000)         $               -
  Ratio of expenses to average net assets                 0.67% (e)
  Ratio of net investment income (loss)
   to average net assets                                  1.51% (e)
  Ratio of expenses to average net assets*                   (f)
  Portfolio turnover (g)                                 11.75%

--------------------------------------------------------------------------------

* During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(a) The existing shares of the Fund were designated Class I shares as of May 1, 2001.
(b) For the period from May 6, 2002 (commencement of operations) through June 3, 2002 (liquidated in their entirety).
(c) Net investment income (loss) is based on average shares outstanding during the period.
(d)  Not annualized.
(e)  Annualized.
(f)  There were no fee reductions during the period.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

See  notes  to  financial  statements.

                                   GARTMORE VARIABLE INSURANCE TRUST
                                 FINANCIAL HIGHLIGHTS - CLASS I SHARES
                          SELECTED DATA FOR EACH SHARE OF CAPITAL OUTSTANDING
=============================================================================================================================


                                                                      GARTMORE  GVIT  GROWTH  FUND
                                              -------------------------------------------------------------------------------
                                                SIX MONTHS       YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                                   ENDED        DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                               JUNE 30, 2002      2001 (a)          2000            1999            1998
                                              ---------------  --------------  --------------  --------------  --------------
                                                (UNAUDITED)

NET ASSET VALUE -
BEGINNING OF PERIOD                           $      10.55     $       14.68   $       25.71   $       26.59   $       21.21
                                              -------------    --------------  --------------  --------------  --------------
INVESTMENT ACTIVITIES:
  Net investment income (loss)                       (0.01)            (0.01)          (0.01)           0.17            0.19
  Net realized and unrealized gains (losses)
   on investments                                    (1.80)            (4.12)          (6.76)           0.92            6.14
                                              -------------    --------------  --------------  --------------  --------------
  Total investment activities                        (1.81)            (4.13)          (6.77)           1.09            6.33
                                              -------------    --------------  --------------  --------------  --------------
DISTRIBUTIONS:
  Net investment income                                  -                 -           (0.04)          (0.17)          (0.19)
  Net realized gains                                     -                 -           (4.22)          (1.60)          (0.76)
  Tax return of capital                                  -                 -               -           (0.20)              -
                                              -------------    --------------  --------------  --------------  --------------
  Total distributions                                    -                 -           (4.26)          (1.97)          (0.95)
                                              -------------    --------------  --------------  --------------  --------------
NET ASSET VALUE
- END OF PERIOD                               $       8.74     $       10.55   $       14.68   $       25.71   $       26.59
                                              =============    ==============  ==============  ==============  ==============
Total Return                                        (17.16%)(b)       (28.13%)        (26.53%)           4.28%          29.96%
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, at end of period (000)          $    268,578     $     352,147   $     606,599   $   1,067,839   $   1,064,498
  Ratio of expenses to average net assets             0.84% (c)         0.80%           0.80%           0.74%           0.67%
  Ratio of net investment income (loss)
   to average net assets                             (0.10%)(c)        (0.10%)         (0.07%)           0.62%           0.83%
  Ratio of expenses to average net assets*            0.85% (c)         0.85%           0.83%             (d)             (d)
  Portfolio turnover                                118.12%           227.28%         205.34%          24.70%          10.67%
------------------------------------------------------------------------------------------------------------------------------


                                                YEAR ENDED
                                               DECEMBER 31,
                                                   1997
                                              --------------
NET ASSET VALUE -
BEGINNING OF PERIOD                           $       16.28
                                              --------------
INVESTMENT ACTIVITIES:
  Net investment income (loss)                         0.20
  Net realized and unrealized gains (losses)
   on investments                                      5.39
                                              --------------
  Total investment activities                          5.59
                                              --------------
DISTRIBUTIONS:
  Net investment income                               (0.20)
  Net realized gains                                  (0.46)
  Tax return of capital                                   -
                                              --------------
  Total distributions                                 (0.66)
                                              --------------
NET ASSET VALUE
- END OF PERIOD                               $       21.21
                                              ==============
Total Return                                          34.49%
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, at end of period (000)          $     481,738
  Ratio of expenses to average net assets              0.56%
  Ratio of net investment income (loss)
   to average net assets                               1.10%
  Ratio of expenses to average net assets*               (d)
  Portfolio turnover                                  10.88%

--------------------------------------------------------------------------------

* During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(a) The existing shares of the Fund were designated Class I shares as of May 1, 2001.
(b)  Not annualized.
(c)  Annualized.
(d)  There were no fee reductions during the period.

See  notes  to  financial  statements.

                                   GARTMORE VARIABLE INSURANCE TRUST
                                        FINANCIAL HIGHLIGHTS
                          SELECTED DATA FOR EACH SHARE OF CAPITAL OUTSTANDING
==================================================================================================================================


                                                                         GARTMORE GVIT GOVERNMENT BOND FUND
                                              ------------------------------------------------------------------------------------
                                                                                   CLASS I SHARES
                                              ------------------------------------------------------------------------------------
                                                SIX MONTHS            YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                                   ENDED             DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                               JUNE 30, 2002           2001 (a)          2000            1999            1998
                                              ---------------       --------------  --------------  --------------  --------------
                                                (UNAUDITED)
NET ASSET VALUE -
BEGINNING OF PERIOD                           $        11.66        $       11.44   $       10.79   $       11.69   $       11.38
                                              ---------------       --------------  --------------  --------------  --------------
Investment Activities:
  Net investment income (loss)                          0.28                 0.58            0.66            0.61            0.63
  Net realized and unrealized gains (losses)
    on investments                                      0.20                 0.24            0.65           (0.88)           0.37
                                              ---------------       --------------  --------------  --------------  --------------
      Total investment activities                       0.48                 0.82            1.31           (0.27)           1.00
                                              ---------------       --------------  --------------  --------------  --------------
Distributions:
  Net investment income                                (0.27)               (0.58)          (0.66)          (0.61)          (0.63)
  Net realized gains                                   (0.01)               (0.02)              -           (0.02)          (0.06)
                                              ---------------       --------------  --------------  --------------  --------------
    Total distributions                                (0.28)               (0.60)          (0.66)          (0.63)          (0.69)
                                              ---------------       --------------  --------------  --------------  --------------
NET ASSET VALUE - END OF PERIOD               $        11.86        $       11.66   $       11.44   $       10.79   $       11.69
                                              ===============       ==============  ==============  ==============  ==============
Total Return                                            4.18%  (d)           7.25%          12.54%         (2.35%)           8.91%

Ratios/Supplemental Data:
  Net Assets, at end of period (000)          $    1,535,903        $   1,301,828   $     867,139   $     769,957   $     761,897
  Ratio of expenses to average net assets               0.73%  (e)           0.66%           0.66%           0.65%           0.57%
  Ratio of net investment income (loss)
    to average net assets                               4.93%  (e)           5.21%           6.00%           5.41%           5.60%
  Ratio of expenses to average net assets*              0.73%  (e)           0.73%           0.73%             (f)             (f)
  Portfolio turnover (g)                               31.25%               55.80%          75.91%          51.61%          32.03%


                                                YEAR ENDED
                                               DECEMBER 31,
                                                   1997
                                              --------------
NET ASSET VALUE -
BEGINNING OF PERIOD                           $       11.04
                                              --------------
Investment Activities:
  Net investment income (loss)                         0.69
  Net realized and unrealized gains (losses)
    on investments                                     0.34
                                              --------------
      Total investment activities                      1.03
                                              --------------
Distributions:
  Net investment income                               (0.69)
  Net realized gains                                      -
                                              --------------
    Total distributions                               (0.69)
                                              --------------
NET ASSET VALUE - END OF PERIOD               $       11.38
                                              ==============
Total Return                                           9.67%
Ratios/Supplemental Data:
  Net Assets, at end of period (000)          $     475,392
  Ratio of expenses to average net assets              0.53%
  Ratio of net investment income (loss)
    to average net assets                              6.19%
  Ratio of expenses to average net assets*               (f)
  Portfolio turnover (g)                              68.61%


                                               CLASS III SHARES
                                              ------------------
                                                 PERIOD ENDED
                                              JUNE 30, 2002 (b)
                                              ------------------
                                                 (UNAUDITED)
NET ASSET VALUE -
BEGINNING OF PERIOD                           $           11.75
                                              ------------------
Investment Activities:
  Net investment income (loss)                             0.06   (c)
  Net realized and unrealized gains (losses)
    on investments                                         0.19
                                              ------------------
      Total investment activities                          0.25
                                              ------------------
Distributions:
  Net investment income                                   (0.14)
  Net realized gains                                      (0.01)
                                              ------------------
    Total distributions                                   (0.15)
                                              ------------------
NET ASSET VALUE - END OF PERIOD               $           11.85
                                              ==================
Total Return                                               2.12%  (d)
Ratios/Supplemental Data:
  Net Assets, at end of period (000)          $              45
  Ratio of expenses to average net assets                  0.58%  (e)
  Ratio of net investment income (loss)
    to average net assets                                  4.82%  (e)
  Ratio of expenses to average net assets*                   (f)
  Portfolio turnover (g)                                  31.25%
-------------------------------------------------------------------------------------------------

*    During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(a)  The existing shares of the Fund were designated Class I shares as of May 1, 2001.
(b)  For the period from May 20, 2002 (commencement of operations) through June 30, 2002.
(c)  Net investment income (loss) is based on average shares outstanding during the period.
(d)  Not annualized.
(e)  Annualized.
(f)  There were no fee reductions during the period.
(g)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

See notes to financial statements.

                                   GARTMORE VARIABLE INSURANCE TRUST
                                        FINANCIAL HIGHLIGHTS
                          SELECTED DATA FOR EACH SHARE OF CAPITAL OUTSTANDING
================================================================================================================================


                                                                         GVIT SMALL COMPANY FUND
                                            ------------------------------------------------------------------------------------
                                                                             CLASS I SHARES
                                            ------------------------------------------------------------------------------------
                                              SIX MONTHS            YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                                 ENDED             DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                             JUNE 30, 2002           2001 (a)          2000            1999            1998
                                            ---------------       --------------  --------------  --------------  --------------
                                              (UNAUDITED)
NET ASSET VALUE -
BEGINNING OF PERIOD                         $        18.64        $       20.00   $       22.12   $       16.01   $       15.85
                                            ---------------       --------------  --------------  --------------  --------------
Investment Activities:
  Net investment income (loss)                       (0.03)                   -            0.02           (0.03)           0.03
  Net realized and unrealized
    gains (losses) on investments                    (0.78)               (1.34)           1.91            7.03            0.13
                                            ---------------       --------------  --------------  --------------  --------------
      Total investment activities                    (0.81)               (1.34)           1.93            7.00            0.16
                                            ---------------       --------------  --------------  --------------  --------------
Distributions:
  Net investment income                                  -                (0.02)          (0.01)              -               -
  Net realized gains                                     -                    -           (4.04)          (0.89)              -
                                            ---------------       --------------  --------------  --------------  --------------
  Total distributions                                    -                (0.02)          (4.05)          (0.89)              -
                                            ---------------       --------------  --------------  --------------  --------------
NET ASSET VALUE - END OF PERIOD             $        17.83        $       18.64   $       20.00   $       22.12   $       16.01
                                            ===============       ==============  ==============  ==============  ==============
Total Return                                        (4.35%)  (c)         (6.70%)           8.90%          44.02%           1.01%
Ratios/Supplemental Data:
  Net Assets, at end of period (000)        $      708,355        $     743,468   $     790,607   $     542,537   $     406,569
  Ratio of expenses to average net assets             1.17%  (d)           1.20%           1.21%           1.15%           1.07%
  Ratio of net investment income (loss)
    to average net assets                           (0.32%)  (d)           0.02%           0.06%         (0.16%)           0.21%
  Portfolio turnover (e)                             48.58%              135.90%         163.66%         134.74%         141.27%


                                              YEAR ENDED
                                             DECEMBER 31,
                                            --------------
                                                 1997
                                            --------------
(Unaudited)
NET ASSET VALUE -
BEGINNING OF PERIOD                         $       13.89
                                            --------------
Investment Activities:
  Net investment income (loss)                       0.01
  Net realized and unrealized
    gains (losses) on investments                    2.40
                                            --------------
      Total investment activities                    2.41
                                            --------------
Distributions:
  Net investment income                                --
  Net realized gains                                (0.45)
                                            --------------
  Total distributions                               (0.45)
                                            --------------
NET ASSET VALUE - END OF PERIOD             $       15.85
                                            ==============
Total Return                                        17.35%
Ratios/Supplemental Data:
  Net Assets, at end of period (000)        $     343,808
  Ratio of expenses to average net assets            1.11%
  Ratio of net investment income (loss)
    to average net assets                            0.05%
  Portfolio turnover (e)                           134.38%



                                             CLASS II SHARES
                                            ------------------
                                               PERIOD ENDED
                                            JUNE 30, 2002 (b)
                                            ------------------
                                               (UNAUDITED)
NET ASSET VALUE -
BEGINNING OF PERIOD                         $           18.70
                                            ------------------
Investment Activities:
  Net investment income (loss)                          (0.01)
  Net realized and unrealized
    gains (losses) on investments                       (0.86)
                                            ------------------
      Total investment activities                       (0.87)
                                            ------------------
NET ASSET VALUE -
END OF PERIOD                               $           17.83
                                            ==================
Total Return                                           (4.65%)  (c)
Ratios/Supplemental Data:
  Net Assets, at end of period (000)        $             721
  Ratio of expenses to average net assets                1.42%  (d)
  Ratio of net investment income (loss)
    to average net assets                              (0.43%)  (d)
  Portfolio turnover (e)                                48.58%
------------------------------------------------------------------------------------------------

(a)  The existing shares of the Fund were designated Class I shares as of May 1, 2001.
(b)  For the period from March 5, 2002 (commencement of operations) through June 30, 2002.
(c)  Not annualized.
(d)  Annualized.
(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

See notes to financial statements.

                                   GARTMORE VARIABLE INSURANCE TRUST
                                        FINANCIAL HIGHLIGHTS
                          SELECTED DATA FOR EACH SHARE OF CAPITAL OUTSTANDING
=================================================================================================================================


                                                                      GARTMORE GVIT MONEY MARKET FUND
                                             ------------------------------------------------------------------------------------
                                               SIX MONTHS            YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                                  ENDED             DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                              JUNE 30, 2002           2001 (a)          2000            1999            1998
                                             ---------------       --------------  --------------  --------------  --------------
                                               (UNAUDITED)
NET ASSET VALUE -
BEGINNING OF PERIOD                          $         1.00        $        1.00   $        1.00   $        1.00   $        1.00
                                             ---------------       --------------  --------------  --------------  --------------
Investment Activities:
  Net investment income                                0.01                 0.04            0.06            0.05            0.05
                                             ---------------       --------------  --------------  --------------  --------------
    Total investment activities                        0.01                 0.04            0.06            0.05            0.05
                                             ---------------       --------------  --------------  --------------  --------------
Distributions:
  Net investment income                               (0.01)               (0.04)          (0.06)          (0.05)          (0.05)
                                             ---------------       --------------  --------------  --------------  --------------
    Total distributions                               (0.01)               (0.04)          (0.06)          (0.05)          (0.05)
                                             ---------------       --------------  --------------  --------------  --------------
NET ASSET VALUE -
END OF PERIOD                                $         1.00        $        1.00   $        1.00   $        1.00   $        1.00
                                             ===============       ==============  ==============  ==============  ==============
Total Return                                           0.62%  (b)           3.60%           6.03%           4.81%           5.27%
Ratios/Supplemental Data:
  Net Assets, at end of period (000)         $    2,705,192        $   2,869,354   $   1,982,922   $   2,127,500   $   1,373,334
  Ratio of expenses to average net assets              0.62%  (c)           0.55%           0.55%           0.54%           0.46%
  Ratio of net investment income to
    average net assets                                 1.24%  (c)           3.41%           5.87%           4.77%           5.15%
  Ratio of expenses to average net assets*             0.62%  (c)           0.61%           0.61%             (d)             (d)
---------------------------------------------------------------------------------------------------------------------------------


                                               YEAR ENDED
                                              DECEMBER 31,
                                                  1997
                                             --------------

NET ASSET VALUE -
BEGINNING OF PERIOD                          $        1.00
                                             --------------
Investment Activities:
  Net investment income                               0.05
                                             --------------
    Total investment activities                       0.05
                                             --------------
Distributions:
  Net investment income                              (0.05)
                                             --------------
    Total distributions                              (0.05)
                                             --------------
NET ASSET VALUE -
END OF PERIOD                                $        1.00
                                             ==============
Total Return                                          5.26%
Ratios/Supplemental Data:
  Net Assets, at end of period (000)         $     993,597
  Ratio of expenses to average net assets             0.51%
  Ratio of net investment income to
    average net assets                                5.16%
  Ratio of expenses to average net assets*              (d)
-----------------------------------------------------------

*    During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(a)  The existing shares of the Fund were designated Class I shares as of May 1, 2001.
(b)  Not annualized.
(c)  Annualized.
(d)  There were no fee reductions during the period.

See notes to financial statements.

                                GARTMORE VARIABLE INSURANCE TRUST
                                      FINANCIAL HIGHLIGHTS
                       SELECTED DATA FOR EACH SHARE OF CAPITAL OUTSTANDING
==================================================================================================


                                                                    GARTMORE GVIT
                                                                 MONEY MARKET FUND II
                                                         ------------------------------------
                                                           SIX MONTHS           PERIOD ENDED
                                                              ENDED             DECEMBER 31,
                                                          JUNE 30, 2002           2001 (a)
                                                         ---------------       --------------
                                                           (UNAUDITED)
NET ASSET VALUE -
BEGINNING OF PERIOD                                      $         1.00        $        1.00
                                                         ---------------       --------------
Investment Activities:
  Net investment income                                               -                    -
                                                         ---------------       --------------
    Total investment activities                                       -                    -
                                                         ---------------       --------------
Distributions:
  Net investment income                                               -                    -
                                                         ---------------       --------------
    Total distributions                                               -                    -
                                                         ---------------       --------------
NET ASSET VALUE - END OF PERIOD                          $         1.00        $        1.00
                                                         ===============       ==============
Total Return                                                       0.38%  (b)           0.24%  (b)
Ratios/Supplemental Data:
  Net Assets, at end of period (000)                     $       64,877        $      37,411
  Ratio of expenses to average net assets                          1.00%  (c)           1.30%  (c)
  Ratio of net investment income to average net assets             0.77%  (c)           0.93%  (c)
  Ratio of expenses to average net assets*                         1.00%  (c)           1.45%  (c)
--------------------------------------------------------------------------------------------------

*    During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(a)  For the period from October 2, 2001 (commencement of operations) through December 31, 2001.
(b)  Not annualized.
(c)  Annualized.

See notes to financial statements.

                                   GARTMORE VARIABLE INSURANCE TRUST
                                 FINANCIAL HIGHLIGHTS - CLASS I SHARES
                          SELECTED DATA FOR EACH SHARE OF CAPITAL OUTSTANDING
====================================================================================================================


                                                                  J.P. MORGAN GVIT BALANCED FUND
                                                --------------------------------------------------------------------
                                                  SIX MONTHS            YEAR ENDED      YEAR ENDED      YEAR ENDED
                                                     ENDED             DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                 JUNE 30, 2002           2001 (a)          2000            1999
                                                ---------------       --------------  --------------  --------------
                                                  (UNAUDITED)
NET ASSET VALUE -
BEGINNING OF PERIOD                             $         9.40        $       10.00   $       10.31   $       10.58
                                                ---------------       --------------  --------------  --------------
Investment Activities:
  Net investment income (loss)                            0.11                 0.22            0.28            0.37
  Net realized and unrealized
    gains (losses) on investments and futures            (0.90)               (0.60)          (0.30)          (0.28)
                                                ---------------       --------------  --------------  --------------
      Total investment activities                        (0.79)               (0.38)          (0.02)           0.09
                                                ---------------       --------------  --------------  --------------
Distributions:
  Net investment income                                  (0.10)               (0.22)          (0.29)          (0.36)
  Net realized gains                                         -                    -               -               -
                                                ---------------       --------------  --------------  --------------
      Total distributions                                (0.10)               (0.22)          (0.29)          (0.36)
                                                ---------------       --------------  --------------  --------------
NET ASSET VALUE -
END OF PERIOD                                   $         8.51        $        9.40   $       10.00   $       10.31
                                                ===============       ==============  ==============  ==============
Total Return                                            (8.49%)  (c)         (3.77%)         (0.35%)           0.87%
Ratios/Supplemental Data:
  Net Assets, at end of period (000)            $      149,357        $     149,875   $     112,577   $      78,157
  Ratio of expenses to average net assets                 0.98%  (d)           0.90%           0.90%           0.90%
  Ratio of net investment income (loss)
    to average net assets                                 2.27%  (d)           2.34%           2.86%           3.68%
  Ratio of expenses to average net assets*                0.99%  (d)           1.03%           1.07%           1.00%
  Portfolio turnover                                    128.54%              181.89%         252.43%         103.69%
--------------------------------------------------------------------------------------------------------------------


                                                  YEAR ENDED     PERIOD ENDED
                                                 DECEMBER 31,    DECEMBER 31,
                                                     1998          1997 (b)
                                                --------------  --------------

NET ASSET VALUE -
BEGINNING OF PERIOD                             $       10.10   $       10.00
                                                --------------  --------------
Investment Activities:
  Net investment income (loss)                           0.30            0.05
  Net realized and unrealized
    gains (losses) on investments and futures            0.51            0.10
                                                --------------  --------------
      Total investment activities                        0.81            0.15
                                                --------------  --------------
Distributions:
  Net investment income                                 (0.30)          (0.05)
  Net realized gains                                    (0.03)              -
                                                --------------  --------------
      Total distributions                               (0.33)          (0.05)
                                                --------------  --------------
NET ASSET VALUE -
END OF PERIOD                                   $       10.58   $       10.10
                                                ==============  ==============
Total Return                                             8.07%           1.46%  (c)
Ratios/Supplemental Data:
  Net Assets, at end of period (000)            $      40,885   $       1,866
  Ratio of expenses to average net assets                0.90%           0.90%  (d)
  Ratio of net investment income (loss)
    to average net assets                                3.81%           4.08%  (d)
  Ratio of expenses to average net assets*               0.96%           4.90%  (d)
  Portfolio turnover                                   137.35%           0.19%
-----------------------------------------------------------------------------------

*    During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(a)  The existing shares of the Fund were designated Class I shares as of May 1, 2001.
(b)  For the period from October 31, 1997 (commencement of operations) through December 31, 1997.
(c)  Not annualized.
(d)  Annualized.

See notes to financial statements.

                                   GARTMORE VARIABLE INSURANCE TRUST
                                 FINANCIAL HIGHLIGHTS - CLASS I SHARES
                          SELECTED DATA FOR EACH SHARE OF CAPITAL OUTSTANDING
=================================================================================================================================


                                                                        STRONG GVIT MID CAP GROWTH FUND
                                             ------------------------------------------------------------------------------------
                                               SIX MONTHS            YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                                  ENDED             DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                              JUNE 30, 2002           2001 (a)          2000            1999            1998
                                             ---------------       --------------  --------------  --------------  --------------
                                               (UNAUDITED)
NET ASSET VALUE -
BEGINNING OF PERIOD                          $        11.59        $       16.63   $       20.44   $       11.70   $       10.21
                                             ---------------       --------------  --------------  --------------  --------------
Investment Activities:
  Net investment income (loss)                        (0.05)               (0.07)          (0.06)          (0.01)              -
  Net realized and unrealized
    gains (losses) on investments                     (2.70)               (4.97)          (2.92)           9.87            1.49
                                             ---------------       --------------  --------------  --------------  --------------
      Total investment activities                     (2.75)               (5.04)          (2.98)           9.86            1.49
                                             ---------------       --------------  --------------  --------------  --------------
Distributions:
  Net investment income                                   -                    -               -               -               -
  Net realized gains                                      -                    -           (0.83)          (1.12)              -
                                             ---------------       --------------  --------------  --------------  --------------
    Total distributions                                   -                    -           (0.83)          (1.12)              -
                                             ---------------       --------------  --------------  --------------  --------------
NET ASSET VALUE -
END OF PERIOD                                $         8.84        $       11.59   $       16.63   $       20.44   $       11.70
                                             ===============       ==============  ==============  ==============  ==============
Total Return                                        (23.73%)  (c)        (30.31%)        (15.38%)          84.75%          14.59%
Ratios/Supplemental Data:
  Net Assets, at end of period (000)         $      133,810        $     169,323   $     244,804   $      99,091   $      10,342
  Ratio of expenses to average net assets              1.14%  (d)           1.00%           1.00%           1.00%           1.00%
  Ratio of net investment income (loss)
    to average net assets                            (0.88%)  (d)         (0.54%)         (0.40%)         (0.15%)         (0.04%)
  Ratio of expenses to average net assets*             1.15%  (d)           1.18%           1.17%           1.23%           1.55%
  Portfolio turnover                                 230.61%              635.03%         632.95%         637.83%         369.83%
---------------------------------------------------------------------------------------------------------------------------------


                                              PERIOD ENDED
                                              DECEMBER 31,
                                                1997 (b)
                                             --------------

NET ASSET VALUE -
BEGINNING OF PERIOD                          $       10.00
                                             --------------
Investment Activities:
  Net investment income (loss)                        0.01
  Net realized and unrealized
    gains (losses) on investments                     0.21
                                             --------------
      Total investment activities                     0.22
                                             --------------
Distributions:
  Net investment income                              (0.01)
  Net realized gains                                     -
                                             --------------
    Total distributions                              (0.01)
                                             --------------
NET ASSET VALUE -
END OF PERIOD                                $       10.21
                                             ==============
Total Return                                          2.20%  (c)
Ratios/Supplemental Data:
  Net Assets, at end of period (000)         $       1,347
  Ratio of expenses to average net assets             1.00%  (d)
  Ratio of net investment income (loss)
    to average net assets                             0.68%  (d)
  Ratio of expenses to average net assets*            6.33%  (d)
  Portfolio turnover                                 27.32%
----------------------------------------------------------------

*    During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(a)  The existing shares of the Fund were designated Class I shares as of May 1, 2001.
(b)  For the period from October 31, 1997 (commencement of operations) through December 31, 1997.
(c)  Not annualized.
(d)  Annualized.

See notes to financial statements.

                                   GARTMORE VARIABLE INSURANCE TRUST
                                 FINANCIAL HIGHLIGHTS - CLASS I SHARES
                          SELECTED DATA FOR EACH SHARE OF CAPITAL OUTSTANDING
=================================================================================================================================


                                                                     NATIONWIDE GVIT STRATEGIC VALUE FUND
                                             ------------------------------------------------------------------------------------
                                               SIX MONTHS            YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                                  ENDED             DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                              JUNE 30, 2002           2001 (a)          2000            1999            1998
                                             ---------------       --------------  --------------  --------------  --------------
                                               (UNAUDITED)
NET ASSET VALUE -
BEGINNING OF PERIOD                          $         9.65        $       10.04   $        9.41   $       10.12   $       10.15
                                             ---------------       --------------  --------------  --------------  --------------
Investment Activities:
  Net investment income (loss)                            -                 0.05            0.08            0.09            0.07
  Net realized and unrealized
    gains (losses) on investments                     (1.42)               (0.38)           0.63           (0.41)          (0.03)
                                             ---------------       --------------  --------------  --------------  --------------
      Total investment activities                     (1.42)               (0.33)           0.71           (0.32)           0.04
Distributions:
  Net investment income                                   -                (0.05)          (0.08)          (0.08)          (0.07)
  Net realized gains                                      -                (0.01)              -           (0.31)              -
                                             ---------------       --------------  --------------  --------------  --------------
      Total distributions                                 -                (0.06)          (0.08)          (0.39)          (0.07)
                                             ---------------       --------------  --------------  --------------  --------------
NET ASSET VALUE -
END OF PERIOD                                $         8.23        $        9.65   $       10.04   $        9.41   $       10.12
                                             ===============       ==============  ==============  ==============  ==============
Total Return                                        (14.72%)  (c)         (3.26%)           7.61%         (3.07%)           0.39%
Ratios/Supplemental Data:
  Net Assets, at end of period (000)         $       17,997        $      22,739   $      26,272   $      17,254   $      15,279
  Ratio of expenses to average net assets              1.00%  (d)           1.00%           1.00%           1.00%           1.00%
  Ratio of net investment income (loss)
    to average net assets                            (0.07%)  (d)           0.47%           0.90%           0.88%           0.86%
  Ratio of expenses to average net assets*             1.14%  (d)           1.24%           1.26%           1.22%           1.23%
  Portfolio turnover                                  46.76%              154.96%          78.80%         113.30%          68.65%


                                              PERIOD ENDED
                                              DECEMBER 31,
                                                1997 (b)
                                             --------------

NET ASSET VALUE -
BEGINNING OF PERIOD                          $       10.00
                                             --------------
Investment Activities:
  Net investment income (loss)                        0.01
  Net realized and unrealized
    gains (losses) on investments                     0.15
                                             --------------
      Total investment activities                     0.16
Distributions:
  Net investment income                              (0.01)
  Net realized gains                                     -
                                             --------------
      Total distributions                            (0.01)
                                             --------------
NET ASSET VALUE -
END OF PERIOD                                $       10.15
                                             ==============
Total Return                                          1.63%  (c)
Ratios/Supplemental Data:
  Net Assets, at end of period (000)         $       1,469
  Ratio of expenses to average net assets             1.00%  (d)
  Ratio of net investment income (loss)
    to average net assets                             0.96%  (d)
  Ratio of expenses to average net assets*            5.54%  (d)
  Portfolio turnover                                  5.38%

*    During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(a)  The existing shares of the Fund were designated Class I shares as of May 1, 2001.
(b)  For the period from October 31, 1997 (commencement of operations) through December 31, 1997.
(c)  Not annualized.
(d)  Annualized.

See notes to financial statements.

                                   GARTMORE VARIABLE INSURANCE TRUST
                                 FINANCIAL HIGHLIGHTS - CLASS I SHARES
                          SELECTED DATA FOR EACH SHARE OF CAPITAL OUTSTANDING
=================================================================================================================================


                                                                          COMSTOCK GVIT VALUE FUND
                                             ------------------------------------------------------------------------------------

                                               SIX MONTHS            YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                                  ENDED             DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                              JUNE 30, 2002           2001 (a)          2000            1999            1998
                                             ---------------       --------------  --------------  --------------  --------------
                                               (UNAUDITED)
NET ASSET VALUE -
BEGINNING OF PERIOD                          $        10.38        $       11.99   $       13.53   $       11.47   $       10.16
                                             ---------------       --------------  --------------  --------------  --------------
Investment Activities:
  Net investment income (loss)                         0.07                 0.15            0.12            0.05            0.10
  Net realized and unrealized
    gains (losses) on investments                     (1.53)               (1.61)          (1.54)           2.06            1.44
                                             ---------------       --------------  --------------  --------------  --------------
    Total investment activities                       (1.46)               (1.46)          (1.42)           2.11            1.54
                                             ---------------       --------------  --------------  --------------  --------------
Distributions:
  Net investment income                               (0.07)               (0.15)          (0.12)          (0.04)          (0.10)
  Net realized gains                                      -                    -               -           (0.01)          (0.13)
                                             ---------------       --------------  --------------  --------------  --------------
    Total distributions                               (0.07)               (0.15)          (0.12)          (0.05)          (0.23)
                                             ---------------       --------------  --------------  --------------  --------------
NET ASSET VALUE -
END OF PERIOD                                $         8.85        $       10.38   $       11.99   $       13.53   $       11.47
                                             ===============       ==============  ==============  ==============  ==============
Total Return                                        (14.16%)  (c)        (12.15%)        (10.62%)          18.49%          15.13%
Ratios/Supplemental Data:
  Net Assets, at end of period (000)         $       44,448        $      52,848   $      55,951   $      29,189   $      14,194
  Ratio of expenses to average net assets              1.04%  (d)           0.95%           0.95%           0.95%           0.95%
  Ratio of net investment income (loss)
    to average net assets                              1.29%  (d)           1.41%           0.96%           0.43%           1.11%
  Ratio of expenses to average net assets*             1.05%  (d)           1.09%           1.11%           1.09%           1.15%
  Portfolio turnover                                 139.69%              127.03%          72.32%          45.16%          49.12%
---------------------------------------------------------------------------------------------------------------------------------


                                              PERIOD ENDED
                                              DECEMBER 31,
                                                1997 (b)
                                             --------------

NET ASSET VALUE -
BEGINNING OF PERIOD                          $       10.00
                                             --------------
Investment Activities:
  Net investment income (loss)                        0.02
  Net realized and unrealized
    gains (losses) on investments                     0.16
                                             --------------
    Total investment activities                       0.18
                                             --------------
Distributions:
  Net investment income                              (0.02)
  Net realized gains                                     -
                                             --------------
    Total distributions                              (0.02)
                                             --------------
NET ASSET VALUE -
END OF PERIOD                                $       10.16
                                             ==============
Total Return                                          1.77%  (c)
Ratios/Supplemental Data:
  Net Assets, at end of period (000)         $       1,610
  Ratio of expenses to average net assets             0.95%  (d)
  Ratio of net investment income (loss)
    to average net assets                             1.34%  (d)
  Ratio of expenses to average net assets*            5.63%  (d)
  Portfolio turnover                                 14.52%
----------------------------------------------------------------

*    During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(a)  The existing shares of the Fund were designated Class I shares as of May 1, 2001.
(b)  For the period from October 31, 1997 (commencement of operations) through December 31, 1997.
(c)  Not annualized.
(d)  Annualized.

See notes to financial statements.

                                   GARTMORE VARIABLE INSURANCE TRUST
                                 FINANCIAL HIGHLIGHTS - CLASS I SHARES
                          SELECTED DATA FOR EACH SHARE OF CAPITAL OUTSTANDING
=============================================================================================================================

                                                                       FEDERATED GVIT HIGH INCOME BOND FUND
                                              -------------------------------------------------------------------------------
                                                SIX MONTHS       YEAR ENDED     YEAR ENDED      YEAR ENDED      YEAR ENDED
                                                   ENDED         DECEMBER 31,   DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                               JUNE 30, 2002        2001 (a)        2000            1999            1998
                                              ---------------    ------------  --------------  --------------  --------------
                                                (UNAUDITED)
NET ASSET VALUE -
  BEGINNING OF PERIOD                         $         7.44     $      7.89   $        9.52   $       10.04   $       10.12
                                              ---------------    ------------  --------------  --------------  --------------
INVESTMENT ACTIVITIES:
  Net investment income (loss)                          0.32            0.76            0.89            0.83            0.66
  Net realized and unrealized gains (losses)
    on investments                                     (0.33)          (0.45)          (1.62)          (0.52)          (0.08)
                                              ---------------    ------------  --------------  --------------  --------------
      Total investment activities                      (0.01)           0.31           (0.73)           0.31            0.58
                                              ---------------    ------------  --------------  --------------  --------------
DISTRIBUTIONS:
  Net investment income                                (0.31)          (0.76)          (0.89)          (0.83)          (0.66)
  Tax return of capital                                    -               -           (0.01)              -               -
                                              ---------------    ------------  --------------  --------------  --------------
      Total distributions                              (0.31)          (0.76)          (0.90)          (0.83)          (0.66)
                                              ---------------    ------------  --------------  --------------  --------------
NET ASSET VALUE -
  END OF PERIOD                               $         7.12     $      7.44   $        7.89   $        9.52   $       10.04
                                              ===============    ============  ==============  ==============  ==============
Total Return                                          (0.30%)(c)       4.22%          (8.28%)          3.19%           5.80%
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, at end of period (000)          $      133,417     $   114,022   $      78,631   $      64,754   $      36,630
  Ratio of expenses to average net assets              0.96% (d)        0.95%          0.95%           0.95%           0.95%
  Ratio of net investment income (loss)
    to average net assets                              8.69% (d)        9.96%         10.44%           8.81%           7.88%
  Ratio of expenses to average net assets*             0.97% (d)        1.03%          1.12%           1.15%           1.12%
  Portfolio turnover                                  19.67%           31.64%         18.12%          22.04%          24.25%
-----------------------------------------------------------------------------------------------------------------------------

                                               PERIOD ENDED
                                               DECEMBER 31,
                                                 1997 (b)
                                              --------------
NET ASSET VALUE -
  BEGINNING OF PERIOD                         $       10.00
                                              --------------
Investment Activities:
  Net investment income (loss)                         0.11
  Net realized and unrealized gains (losses)
    on investments                                     0.12
                                              --------------
      Total investment activities                      0.23
                                              --------------
Distributions:
  Net investment income                               (0.11)
  Tax return of capital                                   -
                                              --------------
      Total distributions                             (0.11)
                                              --------------
NET ASSET VALUE -
  END OF PERIOD                               $       10.12
                                              ==============
Total Return                                          2.28% (c)
Ratios/Supplemental Data:
  Net Assets, at end of period (000)          $       6,029
  Ratio of expenses to average net assets             0.95% (d)
  Ratio of net investment income (loss)
    to average net assets                             6.96% (d)
  Ratio of expenses to average net assets*            2.18% (d)
  Portfolio turnover                                  7.37%
--------------------------------------------------------------------------------

* During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(a) The existing shares of the Fund were designated Class I shares as of May 1, 2001.

(b) For the period from October 31, 1997 (commencement of operations) through December 31, 1997.

(c)  Not  annualized.

(d)  Annualized.

See  notes  to  financial  statements.

                                       GARTMORE VARIABLE INSURANCE TRUST
                                     FINANCIAL HIGHLIGHTS - CLASS I SHARES
                             SELECTED DATA FOR EACH SHARE OF CAPITAL OUTSTANDING
===========================================================================================================================

                                                                        MAS  GVIT  MULTI  SECTOR  BOND  FUND
                                             -------------------------------------------------------------------------------
                                               SIX MONTHS         YEAR ENDED    YEAR ENDED      YEAR ENDED      YEAR ENDED
                                                  ENDED          DECEMBER 31,  DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                              JUNE 30, 2002        2001 (a)        2000            1999            1998
                                             ---------------     -----------  --------------  --------------  --------------
                                               (UNAUDITED)
NET ASSET VALUE -
  BEGINNING OF PERIOD                        $         9.14      $     9.28   $        9.37   $        9.82   $       10.05
                                             ---------------     -----------  --------------  --------------  --------------
INVESTMENT ACTIVITIES:
  Net investment income (loss)                         0.24            0.54            0.61            0.61            0.48
  Net realized and unrealized
    gains (losses) on investments                     (0.05)          (0.16)          (0.10)          (0.47)          (0.22)
                                             ---------------     -----------  --------------  --------------  --------------
      Total investment activities                      0.19            0.38            0.51            0.14            0.26
                                             ---------------     -----------  --------------  --------------  --------------
DISTRIBUTIONS:
  Net investment income                               (0.27)          (0.52)          (0.60)          (0.59)          (0.47)
  Net realized gains                                      -               -               -               -           (0.01)
  Tax return of capital                                   -               -               -               -           (0.01)
                                             ---------------     -----------  --------------  --------------  --------------
      Total distributions                             (0.27)          (0.52)          (0.60)          (0.59)          (0.49)
                                             ---------------     -----------  --------------  --------------  --------------
NET ASSET VALUE -
  END OF PERIOD                              $         9.06      $     9.14   $        9.28   $        9.37   $        9.82
                                             ===============     ===========  ==============  ==============  ==============
Total Return                                          2.06% (c)       4.19%           5.65%           1.56%           2.60%
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, at end of period (000)         $      186,111      $  177,324   $     132,227   $      72,862   $      36,965
  Ratio of expenses to average net assets             1.01% (d)       0.90%           0.90%           0.90%           0.90%
  Ratio of net investment income (loss)
    to average net assets                             5.09% (d)       5.99%           7.07%           7.03%           6.42%
  Ratio of expenses to average net assets*            1.01% (d)       1.04%           1.09%           1.02%           0.96%
  Portfolio turnover                                 201.99%         340.49%        399.03%         242.89%         287.69%
----------------------------------------------------------------------------------------------------------------------------

                                              PERIOD ENDED
                                              DECEMBER 31,
                                                1997 (b)
                                              -------------

NET ASSET VALUE -
  BEGINNING OF PERIOD                        $       10.00
                                             --------------
INVESTMENT ACTIVITIES:
  Net investment income (loss)                        0.05
  Net realized and unrealized
    gains (losses) on investments                     0.05
                                             --------------
      Total investment activities                     0.10
                                             --------------
DISTRIBUTIONS:
  Net investment income                              (0.05)
  Net realized gains                                     -
  Tax return of capital                                  -
                                             --------------
      Total distributions                            (0.05)
                                             --------------
NET ASSET VALUE -
  END OF PERIOD                              $       10.05
                                             ==============
Total Return                                         1.04% (c)
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, at end of period (000)         $       2,032
  Ratio of expenses to average net assets            0.90% (d)
  Ratio of net investment income (loss)
    to average net assets                            4.77% (d)
  Ratio of expenses to average net assets*           4.41% (d)
  Portfolio turnover                                 48.90
--------------------------------------------------------------------------------

* During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(a) The existing shares of the Fund were designated Class I shares as of May 1, 2001.

(b) For the period from October 31, 1997 (commencement of operations) through December 31, 1997.

(c)  Not  annualized.

(d)  Annualized.

See  notes  to  financial  statements.

                                      GARTMORE VARIABLE INSURANCE TRUST
                                            FINANCIAL HIGHLIGHTS
                                SELECTED DATA FOR EACH SHARE OF CAPITAL OUTSTANDING
============================================================================================================================

                                                                             GVIT  SMALL  CAP  VALUE  FUND
                                             -------------------------------------------------------------------------------
                                                                                     CLASS  I  SHARES
                                             -------------------------------------------------------------------------------
                                               SIX MONTHS         YEAR ENDED     YEAR ENDED      YEAR ENDED      YEAR ENDED
                                                  ENDED          DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                              JUNE 30, 2002        2001 (a)         2000            1999            1998
                                             ---------------     ------------  --------------  --------------  --------------
                                               (UNAUDITED)
NET ASSET VALUE -
  BEGINNING OF PERIOD                        $        10.36      $      8.70   $        9.72   $        9.49   $        9.79
                                             ---------------     ------------  --------------  --------------  --------------
INVESTMENT ACTIVITIES:
  Net investment income (loss)                            -                -           (0.02)          (0.02)          (0.01)
  Net realized and unrealized
  gains (losses) on investments                       (1.28)            2.44            1.06            2.38           (0.29)
                                             ---------------    ------------   --------------  --------------  --------------
      Total investment activities                     (1.28)            2.44            1.04            2.36           (0.30)
                                             ---------------    ------------   --------------  --------------  --------------
DISTRIBUTIONS:
  Net investment income                                   -                -               -               -               -
  Net realized gains                                  (0.21)           (0.78)          (2.06)          (2.13)              -
                                             ---------------     ------------  --------------  --------------  --------------
      Total distributions                             (0.21)           (0.78)          (2.06)          (2.13)              -
                                             ---------------     ------------  --------------  --------------  --------------
NET ASSET VALUE - END OF PERIOD              $         8.87      $     10.36   $        8.70   $        9.72   $        9.49
                                             ===============     ============  ==============  ==============  ==============
Total Return                                        (12.35%)(f)        28.28%          11.20%          27.84%          (3.06%)
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, at end of period (000)         $      658,127      $   697,860   $     280,110   $     131,929   $      50,439
  Ratio of expenses to average net assets             1.10% (g)         1.05%           1.05%           1.05%           1.05%
  Ratio of net investment income (loss)
    to average net assets                            (0.07%)(g)         0.04%         (0.31%)          (0.28%)         (0.21%)
  Ratio of expenses to average net assets*            1.10% (g)         1.15%          1.20%            1.27%           1.33%
  Portfolio turnover (i)                             67.78%           164.87%        181.85%          270.26%         283.65%


                                              PERIOD ENDED
                                              DECEMBER 31,
                                                1997 (b)
                                             --------------

NET ASSET VALUE -
  BEGINNING OF PERIOD                        $       10.00
                                             --------------
INVESTMENT ACTIVITIES:
  Net investment income (loss)                        0.01
  Net realized and unrealized
  gains (losses) on investments                      (0.17)
                                             --------------
      Total investment activities                    (0.16)
                                             --------------
DISTRIBUTIONS:
  Net investment income                              (0.01)
  Net realized gains                                 (0.04)
                                             --------------
      Total distributions                            (0.05)
                                             --------------
NET ASSET VALUE - END OF PERIOD              $        9.79
                                             ==============
Total Return                                         (1.61%)(f)
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, at end of period (000)         $       2,069
  Ratio of expenses to average net assets             1.05% (g)
  Ratio of net investment income (loss)
    to average net assets                             0.50% (g)
  Ratio of expenses to average net assets*            6.31% (g)
  Portfolio turnover (i)                              8.38%


                                              CLASS II SHARES        CLASS III SHARES
                                             -----------------      ------------------
                                               PERIOD ENDED            PERIOD ENDED
                                                 JUNE 30,                JUNE 30,
                                                 2002 (c)                2002 (d)
                                             -----------------      ------------------
                                                (UNAUDITED)            (UNAUDITED)
                                             -----------------      ------------------
NET ASSET VALUE -
  BEGINNING OF PERIOD                        $          10.26       $         10.48
                                             -----------------      ----------------
INVESTMENT ACTIVITIES:
  Net investment income (loss)                           0.01 (e)                - (e)
  Net realized and unrealized
     gains (losses) on investments                      (1.19)               (1.39)
                                             -----------------     ----------------
      Total investment activities                       (1.18)               (1.39)
                                             -----------------     ----------------
DISTRIBUTIONS:
  Net realized gains                                    (0.21)               (0.21)
                                             -----------------     ----------------
      Total distributions                               (0.21)               (0.21)
                                             -----------------     ----------------
Net increase (decrease) in net asset value              (1.39)               (1.60)
                                             -----------------    ----------------
NET ASSET VALUE - END OF PERIOD              $           8.87     $          8.88
                                             =================    ================
Total Return                                          (11.49%)(f)          (13.26%)(f)
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, at end of period (000)         $            252      $            3
  Ratio of expenses to average net assets               1.21% (g)            0.91% (g)
  Ratio of net investment income (loss)
    to average net assets                               0.49% (g)            0.22% (g)
  Ratio of expenses to average net assets*              (h)                  (h)
  Portfolio turnover (i)                               67.78%               67.78%
--------------------------------------------------------------------------------

* During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(a) The existing shares of the Fund were designated Class I shares as of May 1, 2001.
(b) For the period from October 31, 1997 (commencement of operations) through December 31, 1997.
(c) For the period from May 6, 2002 (commencement of operations) through June 30, 2002.
(d) For the period from May 3, 2002 (commencement of operations) through June 30, 2002.
(e) Net investment income (loss) is based on average shares outstanding during the period.
(f)  Not  annualized.
(g)  Annualized.
(h)  There  were  no  fee  reduction  during  the  period.
(i) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

See notes to financial statements.

                                     GARTMORE VARIABLE INSURANCE TRUST
                                           FINANCIAL HIGHLIGHTS
                            SELECTED DATA FOR EACH SHARE OF CAPITAL OUTSTANDING
=======================================================================================================================

                                                                 GVIT  SMALL  CAP  GROWTH  FUND
                                             --------------------------------------------------------------------------
                                                                         CLASS  I  SHARES
                                             --------------------------------------------------------------------------
                                               SIX MONTHS            YEAR ENDED      YEAR ENDED     PERIOD ENDED
                                                  ENDED             DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                              JUNE 30, 2002           2001 (a)          2000          1999 (b)
                                             ---------------       --------------  --------------  --------------------
                                               (UNAUDITED)
NET ASSET VALUE -
  BEGINNING OF PERIOD                        $        14.48        $       16.24   $       19.69   $       10.00
                                             ---------------       --------------  --------------  --------------------
INVESTMENT ACTIVITIES:
  Net investment income (loss)                        (0.06)               (0.07)          (0.02)          (0.01)
  Net realized and unrealized
    gains (losses) on investments                     (2.76)               (1.69)          (3.10)          10.48
                                             ---------------       --------------  --------------  --------------------
      Total investment activities                     (2.82)               (1.76)          (3.12)          10.47
                                             ---------------       --------------  --------------  --------------------
DISTRIBUTIONS:
  Net realized gains                                      -                    -           (0.33)          (0.78)
                                             ---------------       --------------  --------------  --------------------
      Total distributions                                 -                    -           (0.33)          (0.78)
                                             ---------------       --------------  --------------  --------------------
NET ASSET VALUE - END OF PERIOD              $        11.66        $       14.48   $       16.24   $       19.69
                                             ===============       ==============  ==============  ====================
Total Return                                        (19.48%)  (e)        (10.84%)        (16.17%)         105.01%  (e)
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, at end of period (000)         $      120,589        $     143,982   $      93,891   $      19,541
  Ratio of expenses to average net assets              1.34%  (f)          1.30%           1.30%           1.30%   (f)
  Ratio of net investment income (loss)
    to average net assets                            (1.00%)  (f)         (0.65%)         (0.22%)         (0.24%)  (f)
  Ratio of expenses to average net assets*             1.35%  (f)          1.43%           1.60%           3.40%   (f)
  Portfolio turnover (h)                             107.12%             124.61%         182.48%         130.98%


                                             CLASS II SHARES
                                             ---------------
                                              PERIOD ENDED
                                                JUNE 30,
                                                2002 (C)
                                             ---------------
                                              (UNAUDITED)
NET ASSET VALUE -
BEGINNING OF PERIOD                          $       13.59
                                             ---------------
Investment Activities:
  Net investment income (loss)                       (0.05)  (d)
  Net realized and unrealized
    gains (losses) on investments                    (1.90)
                                             ---------------
      Total investment activities                    (1.95)
                                             ---------------
Distributions:
  Net realized gains                                     -
                                             ---------------
      Total distributions                                -
                                             ---------------
NET ASSET VALUE - END OF PERIOD              $       11.64
                                             ===============
Total Return                                       (14.35%)  (e)
Ratios/Supplemental Data:
  Net Assets, at end of period (000)         $         435
  Ratio of expenses to average net assets             1.62%  (f)
  Ratio of net investment income (loss)
    to average net assets                            (1.30%) (f)
  Ratio of expenses to average net assets*            (g)
  Portfolio turnover (h)                            107.12%
--------------------------------------------------------------------------------

* During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(a) The existing shares of the Fund were designated Class I shares as of May 1, 2001.

(b) For the period from May 1, 1999 (commencement of operations) through December 31, 1999.

(c) For the period from March 7, 2002 (commencement of operations) through June 30, 2002.

(d) Net investment income (loss) is based on average shares outstanding during the period.

(e)  Not  annualized.

(f)  Annualized.

(g)  There  were  no  fee  reductions  during  the  period.

(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

See  notes  to  financial  statements.

                                            GARTMORE VARIABLE INSURANCE TRUST
                                                 FINANCIAL HIGHLIGHTS
                                   SELECTED DATA FOR EACH SHARE OF CAPITAL OUTSTANDING
=================================================================================================================================

                                                                      GARTMORE  GVIT  WORLDWIDE  LEADERS  FUND
                                             ------------------------------------------------------------------------------------
                                               SIX MONTHS            YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                                  ENDED             DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                              JUNE 30, 2002           2001 (A)          2000            1999            1998
                                             ---------------       --------------  --------------  --------------  --------------
                                               (UNAUDITED)
NET ASSET VALUE -
  BEGINNING OF PERIOD                        $         9.28        $       11.65   $       13.89   $       11.75   $       10.10
                                             ---------------       --------------  --------------  --------------  --------------
INVESTMENT ACTIVITIES:
  Net investment income (loss)                         0.02   (c)           0.07            0.13            0.07            0.11
  Net realized and unrealized
    gains (losses) on investments                     (0.54)               (2.26)          (1.81)           2.60            1.81
                                             ---------------       --------------  --------------  --------------  --------------
      Total investment activities                     (0.52)               (2.19)          (1.68)           2.67            1.92
                                             ---------------       --------------  --------------  --------------  --------------
DISTRIBUTIONS:
  Net investment income                               (0.10)               (0.18)          (0.11)          (0.05)          (0.19)
  Net realized gains                                      -                    -           (0.44)          (0.48)          (0.08)
  Tax return of capital                                   -                    -           (0.01)              -               -
                                             ---------------       --------------  --------------  --------------  --------------
      Total distributions                             (0.10)               (0.18)          (0.56)          (0.53)          (0.27)
                                             ---------------       --------------  --------------  --------------  --------------
NET ASSET VALUE -
  END OF PERIOD                              $         8.66        $        9.28   $       11.65   $       13.89   $       11.75
                                             ===============       ==============  ==============  ==============  ==============
Total Return                                         (5.67%)  (d)        (18.81%)        (12.32%)          22.92%          19.14%
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, at end of period (000)         $       41,332        $      70,469   $      81,359   $      60,840   $      21,527
  Ratio of expenses to average net assets              1.29%  (e)           1.20%           1.20%           1.20%           1.20%
  Ratio of net investment income (loss)
    to average net assets                              0.44%  (e)           0.66%           1.01%           0.31%           0.66%
  Ratio of expenses to average net assets*             1.30%  (e)           1.30%           1.42%           1.54%           1.46%
  Portfolio turnover                                 262.83%              128.06%         184.98%          79.22%          59.01%


                                              PERIOD ENDED
                                              DECEMBER 31,
                                                1997 (b)
                                             --------------

NET ASSET VALUE -
  BEGINNING OF PERIOD                        $       10.00
                                             --------------
INVESTMENT ACTIVITIES:
  Net investment income (loss)                        0.02
  Net realized and unrealized
    gains (losses) on investments                     0.10
                                             --------------
      Total investment activities                     0.12
                                             --------------
DISTRIBUTIONS:
  Net investment income                              (0.02)
  Net realized gains                                     -
  Tax return of capital                                  -
                                             --------------
      Total distributions                            (0.02)
                                             --------------
NET ASSET VALUE -
  END OF PERIOD                              $       10.10
                                             ==============
Total Return                                          1.18%  (d)
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, at end of period (000)         $       5,566
  Ratio of expenses to average net assets             1.20%  (e)
  Ratio of net investment income (loss)
    to average net assets                             1.00%  (e)
  Ratio of expenses to average net assets*            2.84%  (e)
  Portfolio turnover                                  9.32%
--------------------------------------------------------------------------------

* During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(a) The existing shares of the Fund were designated Class I shares as of May 1, 2001.

(b) For the period from October 31, 1997 (commencement of operations) through December 31, 1997.

(c) Net investment income (loss) is based on average shares outstanding during the period.

(d)  Not  annualized.

(e)  Annualized.

See  notes  to  financial  statements.

                                              GARTMORE VARIABLE INSURANCE TRUST
                                                    FINANCIAL HIGHLIGHTS
                                     SELECTED DATA FOR EACH SHARE OF CAPITAL OUTSTANDING
=================================================================================================================================

                                                                          DREYFUS  GVIT  MID  CAP  INDEX  FUND
                                             ------------------------------------------------------------------------------------
                                                                                      CLASS  I  SHARES
                                             ------------------------------------------------------------------------------------
                                               SIX MONTHS            YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                                  ENDED             DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                              JUNE 30, 2002           2001 (a)          2000            1999            1998
                                             ---------------       --------------  --------------  --------------  --------------
                                                (UNAUDITED)
NET ASSET VALUE -
  BEGINNING OF PERIOD                        $        13.17        $       13.55   $       12.32   $       10.92   $        9.94
                                             ---------------       --------------  --------------  --------------  --------------
Investment Activities:
  Net investment income (loss)                         0.02                 0.07            0.07            0.05            0.09
  Net realized and unrealized gains
    (losses) on investments                           (0.51)               (0.25)           1.79            2.21            0.98
                                             ---------------       --------------  --------------  --------------  --------------
      Total investment activities                     (0.49)               (0.18)           1.86            2.26            1.07
                                             ---------------       --------------  --------------  --------------  --------------
Distributions:
  Net investment income                               (0.02)               (0.07)          (0.09)          (0.03)          (0.08)
  Net realized gains                                  (0.04)               (0.13)          (0.54)          (0.83)              -
  Tax return of capital                                   -                    -               -               -           (0.01)
                                             ---------------       --------------  --------------  --------------  --------------
      Total distributions                             (0.06)               (0.20)          (0.63)          (0.86)          (0.09)
                                             ---------------       --------------  --------------  --------------  --------------
NET ASSET VALUE - END OF PERIOD              $        12.62        $       13.17   $       13.55   $       12.32   $       10.92
                                             ===============       ==============  ==============  ==============  ==============
Total Return                                         (3.70%)  (e)         (1.30%)          15.21%          20.92%          10.81%
Ratios/Supplemental Data:
  Net Assets, at end of period (000)         $      328,246        $     257,623   $     145,350   $      20,259   $      10,849
  Ratio of expenses to average net assets              0.73%  (f)           0.65%           0.65%           1.03%           1.20%
  Ratio of net investment income (loss)
    to average net assets                              0.30%  (f)           0.53%           0.68%           0.56%           0.79%
  Ratio of expenses to average net assets*             0.74%  (f)           0.78%           0.90%           1.74%           1.54%
  Portfolio turnover (h)                              12.85%               28.43%          83.45%         275.04%         119.37%

                                              PERIOD ENDED
                                              DECEMBER 31,
                                                1997 (b)
                                             --------------

NET ASSET VALUE -
  BEGINNING OF PERIOD                        $       10.00
                                             --------------
INVESTMENT ACTIVITIES:
  Net investment income (loss)                        0.02
  Net realized and unrealized gains
    (losses) on investments                          (0.06)
                                             --------------
      Total investment activities                    (0.04)
                                             --------------
DISTRIBUTIONS:
  Net investment income                              (0.02)
  Net realized gains                                     -
  Tax return of capital                                  -
                                             --------------
      Total distributions                            (0.02)
                                             --------------
NET ASSET VALUE - END OF PERIOD              $        9.94
                                             ==============
Total Return                                        (0.36%)   (e)
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, at end of period (000)         $       3,214
  Ratio of expenses to average net assets             1.20%   (f)
  Ratio of net investment income (loss)
    to average net assets                             1.55%   (f)
  Ratio of expenses to average net assets*            3.31%   (f)
  Portfolio turnover (h)                              7.81%



                                              CLASS II SHARES
                                             -----------------
                                                PERIOD ENDED
                                             JUNE 30, 2002 (c)
                                             -----------------
                                                (UNAUDITED)
                                             ------------------
NET ASSET VALUE -
  BEGINNING OF PERIOD                        $           13.64
                                             ------------------
INVESTMENT ACTIVITIES:
  Net investment income (loss)                               - (d)
  Net realized and unrealized
    gains (losses) on investments                        (0.98)
                                             ------------------
      Total investment activities                        (0.98)
                                             ------------------
DISTRIBUTIONS:
  Net investment income                                  (0.01)
  Net realized gains                                     (0.04)
                                             ------------------
      Total distributions                                (0.05)
                                             ------------------
NET ASSET VALUE - END OF PERIOD              $           12.61
                                             ==================
Total Return                                            (7.14%)(e)
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, at end of period (000)         $             129
  Ratio of expenses to average net assets                 0.84%(f)
  Ratio of net investment income (loss)
    to average net assets                                 0.00%  (f)
  Ratio of expenses to average net assets*                  (g)
  Portfolio turnover (h)                                 12.85%
--------------------------------------------------------------------------------

* During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(a) The existing shares of the Fund were designated Class I shares as of May 1, 2001.
(b) For the period from October 31, 1997 (commencement of operations) through December 31, 1997.
(c) For the period from May 6, 2002 (commencement of operations) through June 30, 2002.
(d) Net investment income (loss) is based on average shares outstanding during the period.
(e)  Not  annualized.
(f)  Annualized.
(g)  There  were  no  fee  reductions  during  the  period.
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
See  notes  to  financial  statements.

                                       GARTMORE VARIABLE INSURANCE TRUST
                                            FINANCIAL HIGHLIGHTS
                             SELECTED DATA FOR EACH SHARE OF CAPITAL OUTSTANDING
==========================================================================================================================

                                                                              TURNER  GVIT  GROWTH  FOCUS  FUND
                                                                ---------------------------------------------------
                                                                                      CLASS  I  SHARES
                                                                ---------------------------------------------------
                                                                  SIX MONTHS            YEAR ENDED     PERIOD ENDED
                                                                     ENDED             DECEMBER 31,    DECEMBER 31,
                                                                 JUNE 30, 2002           2001 (a)        2000 (b)
                                                                ---------------       --------------  -------------
                                                                  (UNAUDITED)
NET ASSET VALUE -
  BEGINNING OF PERIOD                                           $         3.64        $        5.97   $       10.00
                                                                ---------------       --------------  -------------
INVESTMENT ACTIVITIES:
  Net investment income (loss)                                           (0.01)               (0.02)          (0.01)
  Net realized and unrealized gains (losses) on investments              (1.27)               (2.31)          (4.02)
                                                                ---------------       --------------  -------------
      Total investment activities                                        (1.28)               (2.33)          (4.03)
                                                                ---------------       --------------  -------------
NET ASSET VALUE - END OF PERIOD                                 $         2.36        $        3.64   $        5.97
                                                                ===============       ==============  =============
Total Return                                                           (35.16%)  (e)        (39.03%)        (40.30%) (e)
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, at end of period (000)                            $        6,685        $      13,044   $       5,530
  Ratio of expenses to average net assets                                 1.05%  (f)           1.33%           1.35% (f)
  Ratio of net investment income (loss) to average net assets           (0.62%)  (f)         (0.77%)         (0.55%) (f)
  Ratio of expenses to average net assets*                                1.05%  (f)           1.97%           5.03% (f)
  Portfolio turnover (h)                                                526.63%             1256.23%         867.40%


                                                              CLASS  III  SHARES
                                                              ------------------
                                                                 PERIOD ENDED
                                                                   JUNE 30,
                                                                   2002 (c)
                                                                -------------
                                                                  (UNAUDITED)

NET ASSET VALUE -
  BEGINNING OF PERIOD                                           $        2.73
                                                                -------------
INVESTMENT ACTIVITIES:
  Net investment income (loss)                                              -   (d)
  Net realized and unrealized gains (losses) on investments             (0.37)
                                                                -------------
      Total investment activities                                       (0.37)
                                                                -------------
NET ASSET VALUE - END OF PERIOD                                 $        2.36
                                                                =============
Total Return                                                          (13.55%)  (e)
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, at end of period (000)                            $         318
  Ratio of expenses to average net assets                                0.89%  (f)
  Ratio of net investment income (loss) to average net assets          (0.17%)  (f)
  Ratio of expenses to average net assets*                             (g)
  Portfolio turnover (h)                                               526.63%
--------------------------------------------------------------------------------

* During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(a) The existing shares of the Fund were designated Class I shares as of May 1, 2001.

(b) For the period from June 30, 2000 (commencement of operations) through December 31, 2000.

(c) For the period from May 2, 2002 (commencement of operations) through June 30, 2002.

(d) Net investment income (loss) is based on average shares outstanding during the period.

(e)  Not  annualized.

(f)  Annualized.

(g)  There  were  no  fee  reductions  during  the  period.

(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

See  notes  to  financial  statements.

                                        GARTMORE VARIABLE INSURANCE TRUST
                                      FINANCIAL HIGHLIGHTS - CLASS I SHARES
                               SELECTED DATA FOR EACH SHARE OF CAPITAL OUTSTANDING
====================================================================================================================

                                                                       GARTMORE  GVIT  MILLENNIUM  GROWTH  FUND
                                                                ----------------------------------------------------
                                                                  SIX MONTHS            YEAR ENDED     PERIOD ENDED
                                                                     ENDED             DECEMBER 31,    DECEMBER 31,
                                                                 JUNE 30, 2002           2001 (a)        2000 (b)
                                                                ---------------       --------------  --------------
                                                                  (UNAUDITED)

NET ASSET VALUE - BEGINNING OF PERIOD                           $         4.43        $        7.36   $       10.00
                                                                ---------------       --------------  --------------
INVESTMENT ACTIVITIES:
  Net investment income (loss)                                           (0.02)               (0.04)          (0.05)
  Net realized and unrealized gains (losses) on investments              (0.76)               (2.89)          (2.59)
                                                                ---------------       --------------  --------------
      Total investment activities                                        (0.78)               (2.93)          (2.64)
                                                                ---------------       --------------  --------------
NET ASSET VALUE - END OF PERIOD                                 $         3.65        $        4.43   $        7.36
                                                                ===============       ==============  ==============
Total Return                                                           (17.61%)  (c)        (39.89%)        (26.30%)  (c)
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, at end of period (000)                            $        1,826        $       2,217   $       3,682
  Ratio of expenses to average net assets                                 1.40%  (d)           1.40%           1.40%  (d)
  Ratio of net investment income (loss) to average net assets           (1.12%)  (d)         (0.85%)         (1.06%)  (d)
  Ratio of expenses to average net assets*                                1.52%  (d)           4.98%           3.76%  (d)
  Portfolio turnover                                                    244.82%              666.79%         215.10%
--------------------------------------------------------------------------------

* During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(a) The existing shares of the Fund were designated Class I shares as of May 1, 2001.

(b) For the period from June 30, 2000 (commencement of operations) through December 31, 2000.

(c)  Not  annualized.

(d)  Annualized.

See  notes  to  financial  statements.

                                        GARTMORE VARIABLE INSURANCE TRUST
                                              FINANCIAL HIGHLIGHTS
                               SELECTED DATA FOR EACH SHARE OF CAPITAL OUTSTANDING
======================================================================================================================

                                                               GARTMORE GVIT GLOBAL TECHNOLOGY AND COMMUNICATIONS FUND
                                                               -------------------------------------------------------
                                                                                    CLASS  I  SHARES
                                                               -------------------------------------------------------
                                                                  SIX MONTHS              YEAR ENDED     PERIOD ENDED
                                                                     ENDED               DECEMBER 31,    DECEMBER 31,
                                                                 JUNE 30, 2002             2001 (a)        2000 (b)
                                                                ---------------         --------------  --------------
                                                                  (UNAUDITED)
NET ASSET VALUE - BEGINNING OF PERIOD                           $         4.21          $        7.35   $       10.00
INVESTMENT ACTIVITIES:
  Net investment income (loss)                                           (0.02)                 (0.03)          (0.01)
  Net realized and unrealized gains (losses) on investments              (1.33)                 (3.11)          (2.48)
      Total investment activities                                        (1.35)                 (3.14)          (2.49)
DISTRIBUTIONS:
  Net investment income                                                  (0.02)                     -               -
  Net realized gains                                                         -                      -           (0.16)
      Total distributions                                                (0.02)                     -           (0.16)
NET ASSET VALUE - END OF PERIOD                                 $         2.84          $        4.21   $        7.35
Total Return                                                           (32.01%)  (d,h)        (42.72%)        (24.96%)  (d)
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, at end of period (000)                            $       10,387          $      15,585   $      12,127
  Ratio of expenses to average net assets                                 1.27%    (e)           1.35%           1.35%  (e)
  Ratio of net investment income (loss) to average net assets           (1.02%)    (e)         (0.88%)         (0.44%)  (e)
  Ratio of expenses to average net assets*                                1.28%    (e)           2.02%           2.57%  (e)
  Portfolio turnover (g)                                                535.85%                894.05%         305.36%


                                                             CLASS  III  SHARES
                                                             ------------------
                                                                 PERIOD ENDED
                                                                   JUNE 30,
                                                                   2002 (c)
                                                                -------------
                                                                 (UNAUDITED)


NET ASSET VALUE - BEGINNING OF PERIOD                           $        3.29
Investment Activities:
  Net investment income (loss)                                          (0.01)
  Net realized and unrealized gains (losses) on investments             (0.41)
      Total investment activities                                       (0.42)
Distributions:
  Net investment income                                                 (0.02)
  Net realized gains                                                        -
      Total distributions                                               (0.02)
NET ASSET VALUE - END OF PERIOD                                 $        2.85
Total Return                                                          (12.65%) (d,h)
Ratios/Supplemental Data:
  Net Assets, at end of period (000)                            $       1,021
  Ratio of expenses to average net assets                                1.17% (e)
  Ratio of net investment income (loss) to average net assets          (0.86%) (e)
  Ratio of expenses to average net assets*                                 (f)
  Portfolio turnover (g)                                               535.85%
--------------------------------------------------------------------------------

* During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(a) The existing shares of the Fund were designated Class I shares as of May 1, 2001.

(b) For the period from June 30, 2000 (commencement of operations) through December 31, 2000.

(c) For the period from May 2, 2002 (commencement of operations) through June 30, 2002.

(d)  Not  annualized.

(e)  Annualized.

(f)  There  were  no  fee  reductions  during  the  period.

(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

(h) The total returns shown include losses realized on the disposal of investments that were reimbursed by the adviser, which otherwise would have reduced total return by 0.95% for Class I shares and 0.61% for Class III shares.

See  notes  to  financial  statements.

                                             GARTMORE  VARIABLE  INSURANCE  TRUST
                                                    FINANCIAL  HIGHLIGHTS
                                  SELECTED  DATA  FOR  EACH  SHARE  OF  CAPITAL  OUTSTANDING
=============================================================================================================================

                                                                  Gartmore GVIT Global Health Sciences Fund
                                              -------------------------------------------------------------------------------
                                                             CLASS I SHARES                          CLASS III SHARES
                                              ----------------------------------------------  -------------------------------
                                               Period Ended    Period Ended    Period Ended     Six Months      Period Ended
                                                 June 30,      December 27,    December 31,        Ended        December 31,
                                                 2002 (a)      2001 (b)(c)       2000 (d)      June 30, 2002      2001 (c)
                                              --------------  --------------  --------------  ---------------  --------------
                                               (Unaudited)                                      (Unaudited)
NET ASSET VALUE - BEGINNING OF PERIOD         $    9.51       $    9.83       $   10.00       $    10.14       $   10.17
                                              --------------  --------------  --------------  ---------------  --------------
Investment Activities:
  Net investment income (loss)                    (0.01) (e)      (0.03)              -            (0.03)              -
  Net realized and unrealized gains (losses)
    on investments                                (0.77)           0.39           (0.17)           (1.37)          (0.03)
                                              --------------  --------------  --------------  ---------------  --------------
      Total investment activities                 (0.78)           0.36           (0.17)           (1.40)          (0.03)
                                              --------------  --------------  --------------  ---------------  --------------
Distributions:
  Net investment income                               -           (0.02)              -                -               -
                                              --------------  --------------  --------------  ---------------  --------------
      Total distributions                             -           (0.02)              -                -               -
                                              --------------  --------------  --------------  ---------------  --------------
NET ASSET VALUE - END OF PERIOD               $    8.73       $   10.17       $    9.83       $     8.74       $   10.14
                                              ==============  ==============  ==============  ===============  ==============
Total Return                                      (8.20%)(f)       3.67% (f)      (1.70%)(f)      (13.81%)(f)      (0.30%)(f)
Ratios/Supplemental Data:
  Net Assets, at end of period (000)          $   13          $   2,549       $   2,458       $    4,356       $   2,540
  Ratio of expenses to average net assets          1.17% (g)       1.24% (g)       1.00% (g)        1.26% (g)       1.35% (g)
  Ratio of net investment income (loss)
    to average net assets                         (0.85%)(g)      (0.32%)(g)      (1.00%)(g)       (0.90%)(g)      (1.13%)(g)
  Ratio of expenses to average net assets*               (h)       5.51% (g)      28.69% (g)        1.27% (g)       1.35% (g)
  Portfolio turnover (i)                         528.04%         892.96%           0.00%          528.04          892.96%

-----------------------------------------------------------------------------------------------------------------------------
*    During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(a)  For the period from May 6, 2002 (recommencement of operations) through June 30, 2002.
(b)  The existing shares of the Fund were designated Class I shares as of May 1, 2001.
(c)  Class I shares were exchanged into Class III shares effective December 28, 2001.
(d)  For the period from December 29, 2000 (commencement of operations) through December 31, 2000.
(e)  Net investment income (loss) is based on average shares outstanding during the period.
(f)  Not annualized.
(g)  Annualized.
(h)  There were no fee reductions during the period.
(i)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

See notes to financial statements.

                                       GARTMORE VARIABLE INSURANCE TRUST
                                              FINANCIAL HIGHLIGHTS
                              SELECTED DATA FOR EACH SHARE OF CAPITAL OUTSTANDING
===================================================================================================================

                                                                       GARTMORE GVIT NATIONWIDE LEADERS FUND
                                                                ---------------------------------------------------
                                                                Class I Shares            Class III Shares
                                                                --------------    ---------------------------------
                                                                 Period Ended       Six Months        Period Ended
                                                                   June 30,            Ended          December 31,
                                                                   2002 (a)        June 30, 2002        2001 (b)
                                                                --------------    ---------------    --------------
                                                                  (UNAUDITED)       (UNAUDITED)
NET ASSET VALUE - BEGINNING OF PERIOD                           $       11.20     $        10.08     $       10.00
                                                                --------------    ---------------    --------------
Investment Activities:
  Net investment income (loss)                                           0.01               0.02                 -
  Net realized and unrealized gains (losses) on investments             (0.29)              0.83              0.08
                                                                --------------    ---------------    --------------
      Total investment activities                                       (0.28)              0.85              0.08
                                                                --------------    ---------------    --------------
Distributions:
  Net investment income                                                     -              (0.02)                -
                                                                --------------    ---------------    --------------
      Total distributions                                                   -              (0.02)                -
                                                                --------------    ---------------    --------------
NET ASSET VALUE - END OF PERIOD                                 $       10.92     $        10.91     $       10.08
                                                                ==============    ===============    ==============
Total Return                                                           (2.50%)(c)           8.38%(c)          0.80%(c)
Ratios/Supplemental Data:
  Net Assets, at end of period (000)                            $         123     $        8,071      $       1,008
  Ratio of expenses to average net assets                               1.06% (d)           1.14%(d)          1.25% (d)
  Ratio of net investment income (loss) to average net assets           0.65% (d)           0.44%(d)         (0.16%)(d)
  Ratio of expenses to average net assets*                                 (e)              1.14%(d)         20.55% (d)
  Portfolio turnover (f)                                                25.01%             25.01%             0.00%

-----------------------------------------------------------------------------------------------------------------------
*    During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(a)  For the period from May 9, 2002 (recommencement of operations) through June 30, 2002.
(b)  For the period from December 18, 2001 (commencement of operations) through December 31, 2001.
     Registration of shares effective with the Securities and Exchange Commission on December 31, 2001. On the
     effective date, the net asset value was $10.08 per shares which resulted in a return of 0.00% for the period.
(c)  Not annualized.
(d)  Annualized.
(e)  There were no fee reductions during the period.
(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

See notes to financial statements.

                                             GARTMORE  VARIABLE  INSURANCE  TRUST
                                                     FINANCIAL  HIGHLIGHTS
                                  SELECTED  DATA  FOR  EACH  SHARE  OF  CAPITAL  OUTSTANDING
================================================================================================================================

                                                                       Gartmore GVIT Emerging Markets Fund
                                              ----------------------------------------------------------------------------------
                                                               Class I Shares                  Class II Shares  Class III Shares
                                              ------------------------------------------------  --------------------------------
                                                 Six Months       Year Ended     Period Ended    Period Ended     Period Ended
                                               Ended June 30,    December 31,    December 31,      June 30,         June 30,
                                                    2002           2001 (a)        2000 (b)        2002 (c)         2002 (d)
                                              ----------------  --------------  --------------  --------------  ----------------
                                                 (UNAUDITED)                                      (UNAUDITED)     (UNAUDITED)

NET ASSET VALUE - BEGINNING OF PERIOD         $      7.08       $        7.51   $   10.00       $    7.71       $      7.90
                                              ----------------  --------------  --------------  --------------  ----------------
Investment Activities:
  Net investment income (loss)                       0.03                0.06           -            0.02(e)           0.01
  Net realized and unrealized gains (losses)
    on investments                                  (0.21)              (0.45)      (2.48)          (0.83)            (1.00)
                                              ----------------  --------------  --------------  --------------  ----------------
      Total investment activities                   (0.18)              (0.39)      (2.48)          (0.81)            (0.99)
                                              ----------------  --------------  --------------  --------------  ----------------
Distributions:
  Net investment income                                 -               (0.04)      (0.01)              -             (0.01)
                                              ----------------  --------------  --------------  --------------  ----------------
      Total distributions                               -               (0.04)      (0.01)              -             (0.01)
                                              ----------------  --------------  --------------  --------------  ----------------
NET ASSET VALUE - END OF PERIOD               $      6.90       $        7.08   $    7.51       $    6.90       $      6.90
                                              ================  ==============  ==============  ==============  ================
Total Return                                        (2.49%)(f)         (5.18%)     (24.83%)(f)     (10.49%)(f)       (12.57%)(f)
Ratios/Supplemental Data:
  Net Assets, at end of period (000)          $    21,938       $      15,974   $   3,991       $     317       $     5,129
  Ratio of expenses to average net assets            1.42% (g)           1.70%       1.75% (g)       1.70% (g)         1.31% (g)
  Ratio of net investment income (loss)
    to average net assets                            0.80% (g)           0.57%      (0.21%)(g)       0.76% (g)         1.05% (g)
  Ratio of expenses to average net assets*             (h)               2.39%       4.09% (g)         (h)               (h)
  Portfolio turnover (i)                           132.85%             140.18%      43.33%             132.85%       132.85%

------------------------------------------------------------------------------------------------------------------------------

*    During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(a)  The existing shares of the Fund were designated Class I shares as of May 1, 2001.
(b)  For the period from August 30, 2000 (commencement of operations) through December 31, 2000.
(c)  For the period from March 4, 2002 (commencement of operations) through June 30, 2002.
(d)  For the period from May 2, 2002 (commencement of operations) through June 30, 2002.
(e)  Net investment income (loss) is based on average shares outstanding during the period.
(f)  Not annualized.
(g)  Annualized.
(h)  There were no fee reductions during the period.
(i)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.


See notes to financial statements.

                                              GARTMORE  VARIABLE  INSURANCE  TRUST
                                                     FINANCIAL  HIGHLIGHTS
                                   SELECTED  DATA  FOR  EACH  SHARE  OF  CAPITAL  OUTSTANDING
================================================================================================================================

                                                                          GARTMORE GVIT INTERNATIONAL GROWTH FUND
                                                                ---------------------------------------------------------------
                                                                                CLASS I SHARES                  CLASS III SHARES
                                                                -----------------------------------------------  --------------
                                                                  Six Months       Year Ended     Period Ended    Period Ended
                                                                     Ended        December 31,    December 31,      June 30,
                                                                 June 30, 2002      2001 (a)        2000 (b)        2002 (c)
                                                                ---------------  --------------  --------------  --------------
                                                                  (UNAUDITED)                                     (UNAUDITED)

NET ASSET VALUE - BEGINNING OF PERIOD                           $     6.14       $        8.62   $   10.00       $    5.95
                                                                ---------------  --------------  --------------  --------------
Investment Activities:
  Net investment income (loss)                                        0.02                0.01       (0.01)           0.02  (d)
  Net realized and unrealized gains (losses) on investments          (0.48)              (2.47)      (1.37)          (0.29)
                                                                ---------------  --------------  --------------  --------------
      Total investment activities                                    (0.46)              (2.46)      (1.38)          (0.27)
                                                                ---------------  --------------  --------------  --------------
Distributions:
  Net investment income                                                  -               (0.02)          -               -
                                                                ---------------  --------------  --------------  --------------
      Total distributions                                                -               (0.02)          -               -
                                                                ---------------  --------------  --------------  --------------
NET ASSET VALUE - END OF PERIOD                                 $     5.68       $        6.14   $    8.62       $    5.68
                                                                ===============  ==============  ==============  ==============
Total Return                                                         (7.49%)(e)        (28.65%)     (13.70%)(e)      (4.54%)(e)
Ratios/Supplemental Data:
  Net Assets, at end of period (000)                            $    8,470       $       9,448   $   9,239       $     754
  Ratio of expenses to average net assets                             1.30% (f)           1.58%       1.60% (f)       1.21% (f)
  Ratio of net investment income (loss) to average net assets         0.80% (f)           0.05%      (0.17%)(f)       1.64% (f)
  Ratio of expenses to average net assets*                            1.32% (f)           2.69%       2.88% (f)          (g)
  Portfolio turnover (h)                                            127.29%             245.96%      93.02%         127.29%

-------------------------------------------------------------------------------------------------------------------------------
*    During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(a)  The existing shares of the Fund were designated Class I shares as of May 1, 2001.
(b)  For the period from August 30, 2000 (commencement of operations) through December 31, 2000.
(c)  For the period from May 2, 2002 (commencement of operations) through June 30, 2002.
(d)  Net investment income (loss) is based on average shares outstanding during the period.
(e)  Not annualized.
(f)  Annualized.
(g)  There were no fee reductions during the period.
(h)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.


See notes to financial statements.

                                             GARTMORE  VARIABLE  INSURANCE  TRUST
                                                     FINANCIAL  HIGHLIGHTS
                                  SELECTED  DATA  FOR  EACH  SHARE  OF  CAPITAL  OUTSTANDING
==============================================================================================================================

                                                         GARTMORE                        GARTMORE                  GARTMORE
                                                GVIT INVESTOR DESTINATIONS       GVIT INVESTOR DESTINATIONS     GVIT INVESTOR
                                                     AGGRESSIVE FUND             MODERATELY AGGRESSIVE FUND     MODERATE FUND
                                             -------------------------------  -------------------------------  ---------------
                                               Six Months      Period Ended     Six Months      Period Ended     Six Months
                                                  Ended        December 31,        Ended        December 31,        Ended
                                              June 30, 2002      2001 (a)      June 30, 2002      2001 (a)      June 30, 2002
                                             ---------------  --------------  ---------------  --------------  ---------------
                                                (UNAUDITED)                     (UNAUDITED)                      (UNAUDITED)
NET ASSET VALUE -
BEGINNING OF PERIOD                          $    10.11       $    10.00      $    10.09       $    10.00      $    10.06
                                             ---------------  --------------  ---------------  --------------  ---------------
Investment Activities:
  Net investment income (loss)                     0.05             0.02            0.06             0.02            0.07
  Net realized and unrealized
    gains (losses) on investments                 (0.77)            0.11           (0.63)            0.09           (0.48)
                                             ---------------  --------------  ---------------  --------------  ---------------
      Total investment activities                 (0.72)            0.13           (0.57)            0.11           (0.41)
                                             ---------------  --------------  ---------------  --------------  ---------------
Distributions:
  Net investment income                           (0.05)           (0.02)          (0.06)           (0.02)          (0.07)
                                             ---------------  --------------  ---------------  --------------  ---------------
      Total distributions                         (0.05)           (0.02)          (0.06)           (0.02)          (0.07)
                                             ---------------  --------------  ---------------  --------------  ---------------
NET ASSET VALUE -
END OF PERIOD                                $     9.34       $    10.11      $     9.46       $    10.09      $     9.58
                                             ===============  ==============  ===============  ==============  ===============
Total Return                                      (7.10%)(b)        1.31%(b)       (5.65%)(b)        1.12%(b)       (4.12%)(b)
Ratios/Supplemental Data:
  Net Assets, at end of period (000)         $    5,931       $      506      $   23,057       $      505      $   40,939
  Ratio of expenses to average net assets          0.56% (c)        0.61%(c)        0.56% (c)        0.61%(c)        0.56% (c)
  Ratio of net investment income (loss)
    to average net assets                          2.08% (c)        4.36%(c)        2.61% (c)        4.56%(c)        2.96% (c)
  Ratio of expenses to average net assets*         0.58% (c)       24.83%(c)        0.56% (c)       24.85%(c)        0.56% (c)
  Portfolio turnover                              43.75%           10.90%          35.80%           11.10%           4.83%


                                                GARTMORE
                                              DESTINATIONS
                                             --------------
                                              Period Ended
                                              December 31,
                                                2001 (a)
                                             --------------
NET ASSET VALUE -
BEGINNING OF PERIOD                          $    10.00
                                             --------------
Investment Activities:
  Net investment income (loss)                     0.02
  Net realized and unrealized
    gains (losses) on investments                  0.06
                                             --------------
      Total investment activities                  0.08
                                             --------------
Distributions:
  Net investment income                           (0.02)
                                             --------------
      Total distributions                         (0.02)
                                             --------------
NET ASSET VALUE -
END OF PERIOD                                $    10.06
                                             ==============
Total Return                                       0.84%(b)
Ratios/Supplemental Data:
  Net Assets, at end of period (000)         $      504
  Ratio of expenses to average net assets          0.61%(c)
  Ratio of net investment income (loss)
    to average net assets                          4.42%(c)
  Ratio of expenses to average net assets*         4.86%(c)
  Portfolio turnover                               0.74%

--------------------------------------------------------------------------------
* During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(a) For the period from December 12, 2001 (commencement of operations) through December 31, 2001.
(b)  Not annualized.
(c)  Annualized.

See notes to financial statements.

                                              GARTMORE  VARIABLE  INSURANCE  TRUST
                                                      FINANCIAL  HIGHLIGHTS
                                   SELECTED  DATA  FOR  EACH  SHARE  OF  CAPITAL  OUTSTANDING
================================================================================================================================

                                                                          Gartmore                         Gartmore
                                                                  GVIT Investor Destinations       GVIT Investor Destinations
                                                                 Moderately Conservative Fund          Conservative Fund
                                                                -------------------------------  -------------------------------
                                                                  Six Months      Period Ended     Six Months      Period Ended
                                                                     Ended        December 31,        Ended        December 31,
                                                                 June 30, 2002      2001 (a)      June 30, 2002      2001 (a)
                                                                ---------------  --------------  ---------------  --------------
                                                                  (UNAUDITED)                      (UNAUDITED)
NET ASSET VALUE - BEGINNING OF PERIOD                           $    10.04       $    10.00      $    10.01       $    10.00
                                                                ---------------  --------------  ---------------  --------------
INVESTMENT ACTIVITIES:
  Net investment income (loss)                                        0.07             0.03            0.09             0.02
  Net realized and unrealized gains (losses) on investments          (0.27)            0.04           (0.09)            0.01
                                                                ---------------  --------------  ---------------  --------------
      Total investment activities                                    (0.20)            0.07            0.00             0.03
                                                                ---------------  --------------  ---------------  --------------
DISTRIBUTIONS:
  Net investment income                                              (0.07)           (0.03)          (0.08)           (0.02)
                                                                ---------------  --------------  ---------------  --------------
      Total distributions                                            (0.07)           (0.03)          (0.08)           (0.02)
                                                                ---------------  --------------  ---------------  --------------
NET ASSET VALUE - END OF PERIOD                                 $     9.77       $    10.04      $     9.93       $    10.01
                                                                ===============  ==============  ===============  ==============
Total Return                                                         (1.97%)(b)        0.65%(b)       (0.02%)(b)        0.34%(b)
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, at end of period (000)                            $   24,576       $      503      $   19,669       $      502
  Ratio of expenses to average net assets                             0.56% (c)        0.61%(c)        0.56% (c)        0.61%(c)
  Ratio of net investment income (loss) to average net assets         3.52% (c)        4.56%(c)        3.77% (c)        4.39%(c)
  Ratio of expenses to average net assets*                            0.57% (c)       24.88%(c)        0.57% (c)       24.89%(c)
  Portfolio turnover                                                 18.26%            0.60%          23.00%            0.40%

-------------------------------------------------------------------------------------------------------------------------------
*    During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(a)  For the period from December 12, 2001 (commencement of operations) through December 31, 2001.
(b)  Not annualized.
(c)  Annualized.

See notes to financial statements.

                                       GARTMORE  VARIABLE  INSURANCE  TRUST
                                              FINANCIAL  HIGHLIGHTS
                            SELECTED  DATA  FOR  EACH  SHARE  OF  CAPITAL  OUTSTANDING
=================================================================================================================

                                                                     GARTMORE GVIT U.S. GROWTH LEADERS FUND
                                                                -------------------------------------------------
                                                                CLASS I SHARES          CLASS IIISHARES
                                                                --------------  ---------------------------------
                                                                 PERIOD ENDED      SIX MONTHS      PERIOD ENDED
                                                                   JUNE 30,      ENDED JUNE 30,    DECEMBER 31,
                                                                   2002 (a)           2002           2001 (b)
                                                                --------------  ----------------  ---------------
                                                                   (UNAUDITED)       (UNAUDITED)

NET ASSET VALUE - BEGINNING OF PERIOD                           $    8.64       $      9.92       $    10.00
                                                                --------------  ----------------  ---------------
INVESTMENT ACTIVITIES:
  Net investment income (loss)                                          -             (0.02)               -
  Net realized and unrealized gains (losses) on investments         (0.54)            (1.79)           (0.08)
                                                                --------------  ----------------  ---------------
      Total investment activities                                   (0.54)            (1.81)           (0.08)
                                                                --------------  ----------------  ---------------
NET ASSET VALUE - END OF PERIOD                                 $    8.10       $      8.11       $     9.92
                                                                ==============  ================  ===============
Total Return                                                        (6.25%)(c)       (18.25%)(c)       (0.80%)(c)
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, at end of period (000)                            $      43       $     5,446       $    2,976
  Ratio of expenses to average net assets                            0.95% (d)         1.07% (d)        1.25% (d)
  Ratio of net investment income (loss) to average net assets       (0.80%)(d)        (0.64%)(d)       (0.40%)(d)
  Ratio of expenses to average net assets*                                 (f)               (f)        7.56% (d)
  Portfolio turnover (e)                                           347.81%           347.81%            9.71%

-----------------------------------------------------------------------------------------------------------------
*    During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(a)  For the period from June 3, 2002 (commencement of operations) through June 30, 2002.
(b)  For the period from December 18, 2001 (commencement of operations) through December 31, 2001.
     Registration of shares effective with the Securities and Exchange Commission on December 31, 2001. On the
     effective date, the net asset value was $9.92 per share which resulted in a return of 0.00% for the period.
(c)  Not annualized.
(d)  Annualized.
(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(f)  There were no fee reductions during the period.

See notes to financial statements.

                                      GARTMORE  VARIABLE  INSURANCE  TRUST
                                              FINANCIAL  HIGHLIGHTS
                           SELECTED  DATA  FOR  EACH  SHARE  OF  CAPITAL  OUTSTANDING
================================================================================================================
                                                                      GARTMORE GVIT GLOBAL UTILITIES FUND
                                                                ------------------------------------------------
                                                                Class I Shares          Class III Shares
                                                                --------------  --------------------------------
                                                                 Period Ended      Six Months      Period Ended
                                                                   June 30,      Ended June 30,    December 31,
                                                                   2002 (a)           2002          2001 (b)
                                                                --------------  ----------------  --------------
                                                                  (UNAUDITED)      (UNAUDITED)

NET ASSET VALUE - BEGINNING OF PERIOD                           $    8.38       $     10.01       $   10.00
                                                                --------------  ----------------  --------------
INVESTMENT ACTIVITIES:
  Net investment income (loss)                                       0.21  (c)         0.08               -
  Net realized and unrealized gains (losses) on investments         (0.52)            (2.02)           0.01
                                                                --------------  ----------------  --------------
      Total investment activities                                   (0.31)            (1.94)           0.01
                                                                --------------  ----------------  --------------
DISTRIBUTIONS:
  Net investment income                                             (0.02)            (0.06)              -
                                                                --------------  ----------------  --------------
      Total distributions                                           (0.02)            (0.06)              -
                                                                --------------  ----------------  --------------
NET ASSET VALUE - END OF PERIOD                                 $    8.05       $      8.01       $   10.01
                                                                ==============  ================  ==============
Total Return                                                        (3.74%)(d)       (19.34%)(d)       0.00% (d)
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, at end of period (000)                            $    7          $     2,886       $   3,002
  Ratio of expenses to average net assets                            1.18% (e)         1.11% (e)       1.15% (e)
  Ratio of net investment income (loss) to average net assets       10.06% (e)         2.09% (e)      (0.12%)(e)
  Ratio of expenses to average net assets*                           1.21% (e)         1.16% (e)       8.45% (e)
  Portfolio turnover (f)                                            71.51%            71.51%           0.00%

----------------------------------------------------------------------------------------------------------------
*    During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(a)  For the period from May 10, 2002 (commencement of operations) through June 30, 2002.
(b)  For the period from December 18, 2001 (commencement of operations) through December 31, 2001.
     Registration of shares effective with the Securities and Exchange Commission on December 28, 2001. On the
     effective date, the net asset value was $10.01 per share which resulted in a return of 0.00% for the period.
(c)  Net investment income (loss) is based on average shares outstanding during the period.
(d)  Not annualized.
(e)  Annualized.
(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

See notes to financial statements.

                                      GARTMORE  VARIABLE  INSURANCE  TRUST
                                              FINANCIAL  HIGHLIGHTS
                           SELECTED  DATA  FOR  EACH  SHARE  OF  CAPITAL  OUTSTANDING
================================================================================================================

                                                                 GARTMORE GVIT GLOBAL FINANCIAL SERVICES FUND
                                                                ------------------------------------------------
                                                                Class I Shares         Class III Shares
                                                                --------------  --------------------------------
                                                                 Period Ended      Six Months      Period Ended
                                                                   June 30,      Ended June 30,    December 31,
                                                                   2002 (a)           2002           2001 (b)
                                                                --------------  ----------------  --------------
                                                                  (UNAUDITED)     (UNAUDITED)

NET ASSET VALUE - BEGINNING OF PERIOD                           $   10.23       $     10.13       $    10.00
                                                                --------------  ----------------  --------------
INVESTMENT ACTIVITIES:
  Net investment income (loss)                                       0.02                 -                -
  Net realized and unrealized gains (losses) on investments         (0.36)            (0.24)            0.13
                                                                --------------  ----------------  --------------
      Total investment activities                                   (0.34)            (0.24)            0.13
                                                                --------------  ----------------  --------------
NET ASSET VALUE - END OF PERIOD                                 $    9.89       $      9.89       $    10.13
                                                                ==============  ================  ==============
Total Return                                                        (3.32%)(c)        (2.37%)(c)        0.00%(c)
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, at end of period (000)                            $    1          $     3,833       $    3,041
  Ratio of expenses to average net assets                            1.39% (d)         1.31% (d)        1.35%(d)
  Ratio of net investment income (loss) to average net assets        0.70% (d)         0.64% (d)        0.33%(d)
  Ratio of expenses to average net assets*                                 (f)         1.32% (d)        8.56%(d)
  Portfolio turnover (e)                                            74.68%            74.68%            0.00%

----------------------------------------------------------------------------------------------------------------
*    During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(a)  For the period from May 10, 2002 (commencement of operations) through June 30, 2002.
(b)  For the period from December 18, 2001 (commencement of operations) through December 31, 2001.
     Registration of shares effective with the Securities and Exchange Commission on December 28, 2001. On the
     effective date, the net asset value was $10.13 per share which resulted in a return of 0.00% for the period.
(c)  Not annualized.
(d)  Annualized.
(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(f)  There were no fee reductions during the period.


See notes to financial statements.

                        GARTMORE VARIABLE INSURANCE TRUST
                          NOTES TO FINANCIAL STATEMENTS
                            JUNE 30, 2002 (UNAUDITED)
================================================================================

1.   ORGANIZATION

Gartmore Variable Insurance Trust ("GVIT" or the "Trust") is an open-end management investment company. GVIT was organized as a Massachusetts business trust as of June 30, 1981 and is registered under the Investment Company Act of 1940, as amended ("1940 Act"). The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. To date, only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, "Nationwide") have purchased shares of the Trusts series. The Trust operates thirty-one separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the Funds listed below (individually a "Fund", collectively the "Funds"):

     Gartmore GVIT Total Return Fund ("Total Return") (formerly known as Total Return Fund)

     Gartmore GVIT Growth Fund ("Growth") (formerly known as Capital Appreciation Fund)

     Gartmore GVIT Government Bond Fund ("Government Bond") (formerly known as Government Bond Fund)

     GVIT Small Company Fund ("Small Company") (formerly known as Nationwide Small Company Fund)

     Gartmore GVIT Money Market Fund ("Money Market") (formerly known as Money Market Fund)

     Gartmore GVIT Money Market Fund II ("Money Market II") (formerly known as Money Market Fund II)

     J.P. Morgan GVIT Balanced Fund ("Balanced") (formerly known as J.P. Morgan NSAT Balanced Fund)

     Strong  GVIT  Mid  Cap  Growth  Fund  ("Mid Cap Growth") (formerly known as
     Strong  NSAT  Mid  Cap  Growth  Fund)

     Nationwide GVIT Strategic Value Fund ("Strategic Value") (formerly known as Nationwide Strategic Value Fund)

     Comstock GVIT Value Fund ("Value") (formerly known as Federated NSAT Equity Income Fund)

     Federated GVIT High Income Bond Fund ("High Income Bond") (formerly known as Federated NSAT High Income Bond Fund)

     MAS  GVIT  Multi  Sector Bond Fund ("Multi Sector Bond") (formerly known as
     MAS  NSAT  Multi  Sector  Bond  Fund)

     GVIT Small Cap Value Fund ("Small Cap Value") (formerly known as Nationwide Small Cap Value Fund)

     GVIT Small Cap Growth Fund ("Small Cap Growth") (formerly known as Nationwide Small Cap Growth Fund)

     Gartmore GVIT Worldwide Leaders Fund ("Worldwide Leaders") (formerly known as Nationwide Global 50 Fund)

     Dreyfus  GVIT  Mid  Cap  Index  Fund  ("Mid  Cap Index") (formerly known as
     Dreyfus  NSAT  Mid  Cap  Index  Fund)

     Turner GVIT Growth Focus Fund ("Growth Focus") (formerly known as Turner NSAT Growth Focus Fund)

     Gartmore GVIT Millennium Growth Fund ("Millennium Growth") (formerly known as Gartmore NSAT Millennium Growth Fund)

     Gartmore GVIT Global Technology and Communications Fund ("Global Technology and Communications") (formerly known as Gartmore NSAT Global Technology and Communications Fund)

     Gartmore  GVIT  Global  Health  Sciences  Fund  ("Global  Health Sciences")
       (formerly  known  as  Gartmore  NSAT  Global  Health  Sciences  Fund)

     Gartmore GVIT Nationwide Leaders Fund ("Nationwide Leaders") (formerly known as Gartmore GVIT U.S. Leaders Fund)

     Gartmore GVIT Emerging Markets Fund ("Emerging Markets") (formerly known as Gartmore NSAT Emerging Markets Fund)

     Gartmore GVIT International Growth Fund ("International Growth") (formerly known as Gartmore NSAT International Growth Fund)

     Gartmore  GVIT  Investor  Destinations  Aggressive  Fund  ("Aggressive")
       (formerly  known  as  NSAT  Investor  Destinations  Aggressive  Fund)

     Gartmore GVIT Investor Destinations Moderately Aggressive Fund ("Moderately Aggressive") (formerly known as NSAT Investor Destinations Moderately Aggressive Fund)

     Gartmore GVIT Investor Destinations Moderate Fund ("Moderate") (formerly known as NSAT Investor Destinations Moderate Fund)

     Gartmore  GVIT  Investor  Destinations  Moderately  Conservative  Fund
       ("Moderately Conservative") (formerly known as NSAT Investor Destinations Moderately Conservative Fund)

     Gartmore GVIT Investor Destinations Conservative Fund ("Conservative") (formerly known as NSAT Investor Destinations Conservative Fund)

     Gartmore  GVIT  U.S.  Growth  Leaders  Fund  ("US  Growth  Leaders")

     Gartmore  GVIT  Global  Utilities  Fund  ("Global  Utilities")

     Gartmore  GVIT Global Financial Services Fund ("Global Financial Services")

                        GARTMORE VARIABLE INSURANCE TRUST
                  NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                            JUNE 30, 2002 (UNAUDITED)
================================================================================

The Aggressive, Moderately Aggressive, Moderate, Moderately Conservative and Conservative Funds (collectively, the "Investor Destinations Funds") are constructed as "fund of funds" which means that they pursue their investment objectives primarily by allocating their investments among other mutual funds (the "Underlying Funds"). The Investor Destinations Funds, except for the Aggressive Fund, may also invest in an un-registered fixed interest contract issued and guaranteed by Nationwide Life Insurance Company. The Underlying Funds typically invest, either directly or indirectly, in stocks, bonds, and other securities.

2.   Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

(a)  Security Valuation

Securities for which market quotations are readily available are valued at current market value as of Valuation Time. Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern Time). Equity securities are valued at the last quoted sale price, or if there is no sale price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange in which each security trades.

Debt and other fixed income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service, the use of which has been approved by the Funds' Board of Trustees. Short-term debt securities such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase are considered to be "short-term" and are valued at amortized cost which approximates market value.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgement of the Funds' investment adviser or designee, are valued at fair value under procedures approved by the Funds' Board of Trustees.

Investments of the Money Market Funds are valued at amortized cost, which approximates market value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant (straight-line) basis to the maturity of the security.

Shares of the Underlying Funds in which the Investor Destinations Funds invest are valued at their respective net asset values as reported by the Underlying Funds. The securities in the Underlying Funds are generally valued as of the close of business of the regular session of trading on the New York Stock
Exchange. Underlying Funds generally value securities and assets at value, pursuant to methods established in good faith by the Board of Trustees or Directors of the Underlying Fund. Under most circumstances, the fixed interest contract is valued at par value each day. The par value is calculated each day by the summation of the following factors: prior day's par value, prior day's interest accrued (par multiplied by guaranteed fixed rate), and current day net purchase or redemption.

(b)  Repurchase Agreements

The Funds may enter into repurchase agreements with an entity which is a member of the Federal Reserve System or which is a "primary dealer" (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. The repurchase price generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Funds' custodian or another qualified sub-custodian or in the Federal Reserve/Treasury book-entry system.

(c)  Foreign Currency Transactions

The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expense are translated at the prevailing rate of exchange on the respective date of such transactions. The Funds do not isolate that portion of the results

                        GARTMORE VARIABLE INSURANCE TRUST
                  NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                            JUNE 30, 2002 (UNAUDITED)
================================================================================

of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

(d)  Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry risk not ordinarily associated with investments in securities of U.S. issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments, which could adversely affect investments in those countries.

Certain countries may also impose substantial restriction on investments in their capital markets by foreign entities, including restrictions on investments in issuers of industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

(e)  Forward Foreign Currency Contracts

Certain Funds may enter into forward foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. The Funds could be exposed to risks if the counter parties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

(f)  Futures Contracts

Certain Funds may invest in financial futures contracts ("futures contracts") for the purpose of hedging their existing portfolio securities or securities they intend to purchase against fluctuations in value caused by changes in prevailing market interest rates or prices. Futures contracts may also be entered into for non-hedging purposes. Upon entering into a futures contract, these Funds are required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as "variation margin", are made each day, depending on the daily fluctuations in the fair value of the underlying security. A gain or loss equal to the daily variation margin is recognized on a daily basis.

A "sale" of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price at a specified time in the future. A "purchase" of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future.

Should market conditions change unexpectedly, the Funds may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions for hedging purposes involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the value of the underlying hedged assets.

(g)  Mortgage Dollar Rolls

Certain Funds may enter into mortgage "dollar rolls" in which a Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date. During the roll period, the Fund foregoes principal and interest paid on the mortgage-backed securities. The Fund is compensated by fee income or the difference between the current sales price and the lower forward price for the future purchase.

(h)  Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold ("trade date"). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(i)  Federal Income Taxes

Each Fund's policy is to qualify or continue to qualify as a regulated investment company under the Internal Revenue Code, and to distribute substantially all taxable income, if any, to its shareholders. Therefore no provision has been made for federal income taxes, as it is the

                        GARTMORE VARIABLE INSURANCE TRUST
                  NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                            JUNE 30, 2002 (UNAUDITED)
================================================================================

intention of the Funds to continue such qualification. To the extent net realized gains are offset through the application of a capital loss carryover, they will not be distributed to shareholders and will be retained by the applicable Fund.

(j)  Distributions to Shareholders

For all Funds excluding the Money Market Funds, dividends from net investment income, if any, are declared and paid quarterly. For the Money Market Funds, dividends from net investment income are declared daily and paid monthly. For all Funds, distributable net realized capital gains, if any, are declared and distributed at least annually.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These "book/tax" differences are considered either permanent or temporary in nature. In accordance with AICPA (American Institute of Certified Public Accountants) Statement of Position 93-2, permanent differences (i.e., reclassification of market discounts, gain/loss, paydowns and distributions) are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the net asset value of the respective Funds. Dividends and distributions that exceed net investment income and net realized gains for financial reporting purposes but not for tax purposes are reported as distributions in excess of net investment income or net realized gains. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as distributions of paid-in-capital.

(k)  Expenses

Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionately among various or all Funds within the Trust in relation to the net assets of each Fund or on another reasonable basis. Once expenses are charged to a Fund, they are allocated to the classes based on total settled shares outstanding of each class for the Money Market Funds and based on relative net assets of each class for all other Funds. Expenses specific to a class are charged to that class.

(l)  Organization Expenses

Under the provisions of Statement of Position (SOP) 98-5, "Reporting on the Costs of Start-Up Activities", costs associated with organizing a fund which commences operations subsequent to June 30, 1998 must be expensed as incurred and may not be amortized over future periods.

                        GARTMORE VARIABLE INSURANCE TRUST
                  NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                            JUNE 30, 2002 (UNAUDITED)
================================================================================

3.   Transactions with Affiliates

Under  the  terms  of  an  Investment  Advisory Agreement, Gartmore Global Asset
Management Trust ("GGAMT") manages the investment of the assets and supervises the daily business affairs of the Emerging Markets, International Growth, Global Utilities and Global Financial Services Funds and Gartmore Mutual Fund Capital Trust ("GMF") provides these services to the remaining Funds. GMF is an indirect subsidiary of GGAMT. GGAMT is a wholly owned subsidiary of Nationwide Corporation. GGAMT or GMF also provide investment management evaluation services in initially selecting and monitoring, on an ongoing basis, the performance of the subadvisers for the Funds it advises. The subadvisers listed below manage all or a portion of their respective Fund's investments and have the responsibility for making all investment decisions for that portion of the applicable Fund unless otherwise indicated. Additional information regarding the subadvised Funds is as follows:

Fund                       Subadviser(s)
-------------------------  ------------------------------------------------------------------
Small Company *            - The Dreyfus Corporation
                           - Neuberger Berman, LLC
                           - Gartmore Global Partners **
                           - Strong Capital Management, Inc.
                           - Waddell & Reed Investment Management Company
-------------------------  ------------------------------------------------------------------
Balanced                   - J.P. Morgan Investment Management, Inc.
-------------------------  ------------------------------------------------------------------
Mid Cap Growth             - Strong Capital Management, Inc.
-------------------------  ------------------------------------------------------------------
Strategic Value            - Strong Capital Management, Inc.
-------------------------  ------------------------------------------------------------------
Value                      - Van Kampen Asset Management, Inc. after May 1, 2002
                           - Federated Investment Counseling prior to May 1, 2002
-------------------------  ------------------------------------------------------------------
High Income Bond           - Federated Investment Counseling
-------------------------  ------------------------------------------------------------------
Multi Sector Bond          - Morgan Stanley Investments, LP
-------------------------  ------------------------------------------------------------------
Small Cap Value *          - The Dreyfus Corporation
-------------------------  ------------------------------------------------------------------
Small Cap Growth           - Morgan Stanley Investments, LP
                           - Waddell & Reed Investment Management Company
                           - Neuberger Berman, LLC
-------------------------  ------------------------------------------------------------------
Worldwide Leaders          - Gartmore Global Partners ** after January 2, 2002
                           - J.P. Morgan Investment Management, Inc. prior to January 2, 2002
-------------------------  ------------------------------------------------------------------
Mid Cap Index              - The Dreyfus Corporation
-------------------------  ------------------------------------------------------------------
Growth Focus               - Turner Investment Partners, Inc.
-------------------------  ------------------------------------------------------------------
Emerging Markets           - Gartmore Global Partners **
-------------------------  ------------------------------------------------------------------
International Growth       - Gartmore Global Partners **
-------------------------  ------------------------------------------------------------------
Global Utilities           - Gartmore Global Partners **
-------------------------  ------------------------------------------------------------------
Global Financial Services  - Gartmore Global Partners **
-------------------------  ------------------------------------------------------------------

---------------
*    GMF, as investment adviser, directly manages a portion of these Funds.
**   Affiliate  of  GMF  and  GGAMT.

                        GARTMORE VARIABLE INSURANCE TRUST
                  NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                            JUNE 30, 2002 (UNAUDITED)
================================================================================

Under the terms of the Investment Advisory Agreements, each Fund pays GMF or GGAMT, as applicable, an annual investment advisory fee, based on each Fund's average daily net assets. From such fees, pursuant to the sub-advisory agreements, GMF or GGAMT pays fees to each applicable subadviser. Additional information regarding investment advisory fees for GMF, GGAMT and the subadvisory fees is as follows for the period ended June 30, 2002:

                                                            Fee           Total     Fees       Paid to
Fund                                                      Schedule         Fees   Retained   Sub-adviser
--------------------------------------------------  --------------------  ------  ---------  ------------
Total Return and                                    Up to $1 billion       0.60%      0.60%           N/A
Growth                                              Next $1 billion       0.575%     0.575%           N/A
                                                    Next $3 billion        0.55%      0.55%           N/A
                                                    $  5 billion or more   0.50%      0.50%           N/A
--------------------------------------------------  --------------------  ------  ---------  ------------
Government Bond                                     Up to $1 billion       0.50%      0.50%           N/A
                                                    Next $1 billion       0.475%     0.475%           N/A
                                                    Next $3 billion        0.45%      0.45%           N/A
                                                    $  5 billion or more   0.40%      0.40%           N/A
--------------------------------------------------  --------------------  ------  ---------  ------------
Small Company                                       All assets             0.93%      0.33%         0.60%
--------------------------------------------------  --------------------  ------  ---------  ------------
Money Market                                        Up to $1 billion       0.40%      0.40%           N/A
                                                    Next $1 billion        0.38%      0.38%           N/A
                                                    Next $3 billion        0.36%      0.36%           N/A
                                                    $  5 billion or more   0.34%      0.34%           N/A
--------------------------------------------------  --------------------  ------  ---------  ------------
Money Market II                                     Up to $1 billion       0.50%      0.50%           N/A
                                                    Next $1 billion        0.48%      0.48%           N/A
                                                    Next $3 billion        0.46%      0.46%           N/A
                                                    $  5 billion or more   0.44%      0.44%           N/A
--------------------------------------------------  --------------------  ------  ---------  ------------
Balanced                                            Up to $100 million     0.75%      0.40%         0.35%
                                                    $100 million or more   0.70%      0.40%         0.30%
--------------------------------------------------  --------------------  ------  ---------  ------------
Mid Cap Growth                                      Up to $500 million     0.90%      0.40%         0.50%
                                                    $500 million or more   0.85%      0.40%         0.45%
--------------------------------------------------  --------------------  ------  ---------  ------------
Strategic Value                                     Up to $500 million     0.90%      0.40%         0.50%
                                                    $500 million or more   0.90%      0.45%         0.45%
--------------------------------------------------  --------------------  ------  ---------  ------------
Value                                               Up to $50 million      0.80%      0.45%         0.35%
                                                    Next $200 million      0.65%      0.35%         0.30%
                                                    Next $250 million      0.60%      0.35%         0.25%
                                                    $500 million or more   0.55%      0.35%         0.20%
--------------------------------------------------  --------------------  ------  ---------  ------------
High Income Bond                                    Up to $50 million      0.80%      0.40%         0.40%
                                                    Next $200 million      0.65%      0.40%         0.25%
                                                    Next $250 million      0.60%      0.40%         0.20%
                                                    $500 million or more   0.55%      0.40%         0.15%
--------------------------------------------------  --------------------  ------  ---------  ------------
Multi Sector Bond                                   Up to $200 million     0.75%      0.45%         0.30%
                                                    $200 million or more   0.70%      0.45%         0.25%
--------------------------------------------------  --------------------  ------  ---------  ------------
Small Cap Value                                     Up to $200 million     0.90%      0.40%         0.50%
                                                    $200 million or more   0.85%      0.40%         0.45%
--------------------------------------------------  --------------------  ------  ---------  ------------
Small Cap Growth                                    All assets             1.10%      0.50%         0.60%


                                                                             144

                        GARTMORE VARIABLE INSURANCE TRUST
                  NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                            JUNE 30, 2002 (UNAUDITED)
=========================================================================================================

                                                            Fee           Total     Fees       Paid to
Fund                                                      Schedule         Fees   Retained   Sub-adviser
--------------------------------------------------  --------------------  ------  ---------  ------------
Worldwide Leaders                                   Up to $50 million      1.00%      0.40%         0.60%
                                                    $ 50 million or more   0.95%      0.40%         0.55%
--------------------------------------------------  --------------------  ------  ---------  ------------
Mid Cap Index                                       Up to $250 million     0.50%      0.40%         0.10%
                                                    Next $250 million      0.49%      0.40%         0.09%
                                                    Next $250 million      0.48%      0.40%         0.08%
                                                    Next $250 million      0.47%      0.40%         0.07%
                                                    $  1 billion or more   0.45%      0.40%         0.05%
--------------------------------------------------  --------------------  ------  ---------  ------------
Growth Focus *                                      Up to $500 million     0.90%      0.35%         0.55%
                                                    Next $1.5 billion      0.80%      0.35%         0.45%
                                                    $  2 billion or more   0.75%      0.35%         0.40%
--------------------------------------------------  --------------------  ------  ---------  ------------
Millennium Growth                                   Up to $250 million     1.03%      1.03%           N/A
                                                    Next $750 million      1.00%      1.00%           N/A
                                                    Next $1 billion        0.97%      0.97%           N/A
                                                    Next $3 billion        0.94%      0.94%           N/A
                                                    $  5 billion or more   0.91%      0.91%           N/A
--------------------------------------------------  --------------------  ------  ---------  ------------
Global Technology and Communications                All assets             0.98%      0.98%           N/A
--------------------------------------------------  --------------------  ------  ---------  ------------
Global Health Sciences                              All assets             1.00%      1.00%           N/A
--------------------------------------------------  --------------------  ------  ---------  ------------
Nationwide Leaders and US Growth Leaders*           Up to $500 million     0.90%      0.90%           N/A
                                                    Next $1.5 billion      0.80%      0.80%           N/A
                                                    $  2 billion or more   0.75%      0.75%           N/A
--------------------------------------------------  --------------------  ------  ---------  ------------
Emerging Markets                                    All assets             1.15%     0.575%        0.575%
--------------------------------------------------  --------------------  ------  ---------  ------------
International Growth and Global Financial Services  All assets             1.00%      0.50%         0.50%
--------------------------------------------------  --------------------  ------  ---------  ------------
Aggressive, Moderately Aggressive, Moderate,
Moderately Conservative and Conservative            All assets             0.13%      0.13%           N/A
--------------------------------------------------  --------------------  ------  ---------  ------------
Global Utilities                                    All assets             0.80%      0.40%         0.40%
--------------------------------------------------  --------------------  ------  ---------  ------------

* The Growth Focus Fund and the US Growth Leaders Fund pay GMF a base management fee (as shown above) which may be adjusted upward or downward depending on each of the Fund's performance relative to its benchmark, the Russell 1000 Growth Index for the Growth Focus Fund and the S&P 500 Index for the US Growth Leaders Fund. Thus, if either Fund outperforms its benchmark by 12% or more over a 36 month period, that Fund will pay higher management fees. Conversely, if either Fund underperforms its benchmark by 12% or more over a 36 month period, that Fund will pay lower management fees. No adjustment will take place if the under or overperformance is less than 12% and GMF will receive the applicable base fee. The fee adjustment described above will be phased in over a 24 month period beginning after the first year of operations of each Fund. The base fee is either increased or decreased by the following amounts at each breakpoint:

                         Fee Schedule         Fee Adjustment
                         ------------         --------------
                         Up to $500 million      +/- 0.22%
                         Next $1.5 billion       +/- 0.18%
                         $2 billion or more      +/- 0.16%

                        GARTMORE VARIABLE INSURANCE TRUST
                  NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                            JUNE 30, 2002 (UNAUDITED)

--------------------------------------------------------------------------------

For certain Funds, GMF previously waived advisory fees, and if necessary, reimbursed expenses of each Fund in order to limit annual Fund operating expenses at or below stated expense caps. The following table illustrates the voluntary expense caps for each applicable Fund and Class for the period ended January 14, 2002, at which time each of these waivers and reimbursements was discontinued after prior notice to shareholders:

                    Fund                                   Expense Caps
                    ----                                   ------------
                    Total Return       Class I Shares          0.78%
                    Growth             Class I Shares          0.80%
                    Government Bond    Class I Shares          0.66%
                    Small Company      Class I Shares          1.25%
                    Money Market       Class I Shares          0.55%
                    Balanced           Class I Shares          0.90%
                    Mid Cap Growth     Class I Shares          1.00%
                    Value              Class I Shares          0.95%
                    High Income Bond   Class I Shares          0.95%
                    Multi Sector Bond  Class I Shares          0.90%
                    Small Cap Value    Class I Shares          1.05%
                    Small Cap Growth   Class I Shares          1.30%
                    Worldwide Leaders  Class I Shares          1.20%
                    Mid Cap Index      Class I Shares          0.65%

For Strategic Value Class I Shares, GMF has agreed to waive management fees and, if necessary, to reimburse expenses so that operating expenses will not exceed 1.00%. These waivers and reimbursements are voluntary and can be discontinued after prior notice to shareholders.

                        GARTMORE VARIABLE INSURANCE TRUST
                  NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                            JUNE 30, 2002 (UNAUDITED)
================================================================================

For  the  Funds  listed  below,  GMF  or  GGAMT  entered into Expense Limitation
Agreements and agreed to waive advisory fees, and if necessary, reimburse expenses of those Funds in order to limit Fund operating expenses. The following table illustrates the contractual expense caps for each applicable Fund or Class for the period ended June 30, 2002:

Fund                                                        Expense Caps
----                                                        ------------
Money Market II1                                                 1.30%
Growth Focus1                          Class I Shares            1.35%
Growth Focus1                          Class III Shares          1.35%
Millennium Growth1                     Class I Shares            1.40%
Global Technology and Communications1  Class I Shares            1.35%
Global Technology and Communications1  Class III Shares          1.35%
Emerging Markets1                      Class I Shares            1.75%
Emerging Markets1                      Class II Shares           2.00%
Emerging Markets1                      Class III Shares          1.75%
International Growth1                  Class I Shares            1.60%
International Growth1                  Class III Shares          1.60%
Global Health Sciences2                Class I Shares            1.35%
Global Health Sciences2                Class III Shares          1.35%
Nationwide Leaders2                    Class I Shares            1.10%
Nationwide Leaders2                    Class III Shares          1.10%
US Growth Leaders2                     Class I Shares            1.25%
US Growth Leaders2                     Class III Shares          1.25%
Global Utilities2                      Class I Shares            1.15%
Global Utilities2                      Class III Shares          1.15%
Global Financial Services2             Class I Shares            1.35%
Global Financial Services2             Class III Shares          1.35%
Aggressive3                                                      0.61%
Moderately Aggressive3                                           0.61%
Moderate3                                                        0.61%
Moderately Conservative3                                         0.61%
Conservative3                                                    0.61%

---------------
1 Expense caps shown are contractual at least through May 1, 2002. After May 1, 2002 the expense caps described above limit operating expenses excluding taxes, interest, brokerage fees, extraordinary expenses, Rule 12b-1 fees and administrative service fees. The expense cap for Money Market II was discontinued effective May 1, 2002.

2 Expense caps shown are contractual through April 30, 2003. The expense caps described above limit operating expenses excluding taxes, interest, brokerage fees, extraordinary expenses, Rule 12b-1 fees and administrative service fees.

3    Expense caps shown are contractual through May 1, 2003.

                        GARTMORE VARIABLE INSURANCE TRUST
                  NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                            JUNE 30, 2002 (UNAUDITED)
================================================================================

Pursuant to the Expense Limitation Agreements as indicated above, GMF or GGAMT may request and receive reimbursement of the advisory fees waived or limited and other expenses reimbursed by them at a later date not to exceed three fiscal years from commencement of operations, if the Fund has reached a sufficient asset size to permit reimbursement to be made without causing the total annual operating expense ratio of the Fund to exceed the limits set forth above. No reimbursement of previous waivers and reimbursements will be made to GMF or GGAMT unless: (i) the Fund's assets exceed $100 million; (ii) the total annual expense ratio of the Class or Fund making such reimbursement is less than the limit set forth above; and (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis. Except as provided for in the Expense Limitation Agreements, reimbursement of amounts previously waived or assumed by GMF or GGAMT is not permitted. As of the period ended June 30, 2002, the cumulative potential reimbursements were as follows:


           Money Market II                       $ 10,789
           Growth Focus                           136,078
           Millennium Growth                      148,371
           Global Technology and Communications   146,139
           Global Health Sciences                 101,589
           Nationwide Leaders                       7,588
           Emerging Markets                        97,637
           International Growth                   143,699
           Aggressive                               6,899
           Moderately Aggressive                    6,838
           Moderate                                 6,747
           Moderately Conservative                  6,796
           Conservative                             6,827
           US Growth Leaders                        7,223
           Global Utilities                         8,926
           Global Financial Services                8,633


Under the terms of a Fund Administration Agreement, Gartmore SA Capital Trust ("GSA") provides for various administrative and accounting services. Gartmore Investors Services, Inc. ("GISI"), an indirect subsidiary of GSA, serves as Transfer and Dividend Disbursing Agent for each of the Funds. The fees for the services provided under both agreements are combined and calculated based on the Trust's average daily net assets according to the fee schedule below. The fees are then allocated proportionately among all Funds within the Trust in relation to the average daily net assets of each Fund and are paid to GSA. GSA pays GISI from these fees for its services.

                            Combined Fee Schedule*
               ------------------------------------------------
                                     Up to $1 billion     0.13%
                 $1 billion and more up to $3 billion     0.08%
                 $3 billion and more up to $8 billion     0.05%
                $8 billion and more up to $10 billion     0.04%
               $10 billion and more up to $12 billion     0.02%
                                  $12 billion or more     0.01%

---------------

* The assets of the Investor Destinations Funds are excluded from the Trust asset level amount in order to calculate this asset-based fee. The Investor Destinations Funds do not pay any part of this fee.

                        GARTMORE VARIABLE INSURANCE TRUST
                  NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                            JUNE 30, 2002 (UNAUDITED)
================================================================================

GSA and GISI have entered into agreements with BISYS Fund Services Ohio, Inc., to provide sub-administration and sub-transfer agent services, respectively, to the Funds.

Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, Nationwide Securities, Inc. ("NSI"), the Funds' Distributor, is compensated by the Funds for expenses associated with the distribution of Class II shares of the Funds. These fees are based on average daily net assets of Class II shares of the Funds at an annual rate not to exceed 0.25% for Class II shares.

Under the terms of an Administrative Services Plan, the Funds pay fees to servicing organizations, such as broker-dealers, including Nationwide Financial Services, and financial institutions, which agree to provide administrative support services. These services include, but are not limited, to the following: establishing and maintaining shareholder accounts, processing purchase and redemption transactions, arranging bank wires, performing shareholder sub-accounting, answering inquires regarding the Funds, and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of each class of shares of each of the applicable Funds, Money Market II and the Investor Destinations Funds.

The Funds reserve the right to assess a short-term trading fee on certain transactions out of Class III shares that a separate account makes on behalf of a variable insurance contract owner (the "contract owner"). A separate account that redeems Class III shares on behalf of a contract owner may be subject to a 1.00% short-term trading fee if the separate account held the Class III shares on behalf of the contract owner for 60 days or less. The short-term trading fee is paid directly to the applicable Fund and is designed to offset the cost to the Fund of excess brokerage commissions and other costs associated with fluctuations in fund asset levels and cash flow caused by short-term trading. For purposes of determining whether the short-term trading fee applies, the Class III shares that were held on behalf of the contract owner the longest will be treated as being redeemed first.

As of June 30, 2002, the adviser or affiliates of the adviser directly held the percentage indicated of the shares outstanding of the applicable Fund:

                                                              % of Shares
                           Fund                         Outstanding Owned
                           ----                         -----------------
                           Money Market II                            66%
                           Millennium Growth                         100%
                           Nationwide Leaders                        100%
                           International Growth                       64%
                           Aggressive                                100%
                           Moderately Aggressive                     100%
                           Moderate                                  100%
                           Moderately Conservative                   100%
                           Conservative                              100%
                           US Growth Leaders                         100%
                           Global Utilities                          100%
                           Global Financial Services                 100%


4.  Bank Loans

The Trust has an unsecured bank line of credit of $50,000,000. Borrowing under this arrangement bears interest at the federal funds rate plus 0.50%. These interest costs are included in the custodian fees in the Statement of Operations. No compensating balances are required. The Funds had no borrowings outstanding as of June 30, 2002.

                        GARTMORE VARIABLE INSURANCE TRUST
                  NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                            JUNE 30, 2002 (UNAUDITED)
================================================================================

5.  Investment Transactions

Purchases and sales of securities (excluding short-term securities) for the period ended June 30, 2002 are summarized as follows:

Fund                                   Purchases       Sales
----                                   ---------       -----
Total Return                          $192,641,631  $213,272,736
Growth                                 374,708,062   401,404,420
Government Bond                        459,542,226   403,332,371
Small Company                          354,746,335   335,819,685
Balanced                               212,097,701   194,845,554
Mid Cap Growth                         368,588,472   361,378,589
Strategic Value                          9,866,688     9,361,901
Value                                   67,982,490    67,506,344
High Income Bond                        56,173,355    23,545,067
Multi Sector Bond                      352,669,329   341,719,175
Small Cap Value                        523,625,721   445,030,694
Small Cap Growth                       140,350,551   123,789,950
Worldwide Leaders                      149,860,002   184,093,019
Mid Cap Index                          129,775,958    38,505,333
Growth Focus                            56,866,713    57,987,152
Millennium Growth                        5,035,002     5,020,852
Global Technology and Communications    75,488,595    74,371,374
Global Health Sciences                  18,839,788    16,564,047
Nationwide Leaders                       7,978,551       972,047
Emerging Markets                        44,408,883    30,309,045
International Growth                    10,486,712    10,093,582
Aggressive                               6,950,403     1,145,646
Moderately Aggressive                   26,400,359     3,159,788
Moderate                                39,609,604       676,264
Moderately Conservative                 22,901,236     1,308,520
Conservative                            16,686,070     1,178,446
US Growth Leaders                       16,088,162    13,083,479
Global Utilities                         2,410,746     1,951,673
Global Financial Services                3,360,426     2,519,658


6.  PORTFOLIO INVESTMENT RISKS

CREDIT AND MARKET RISK. Funds that invest in high yield and emerging market instruments are subject to certain additional credit and market risks. The yields of high yield and emerging market debt obligations reflect, among other things, perceived credit risk. The Funds' investment in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk of not receiving timely and/or ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of emerging markets investments held by the Funds.

                        GARTMORE VARIABLE INSURANCE TRUST
                  NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                            JUNE 30, 2002 (UNAUDITED)
================================================================================

7.  SUBSEQUENT EVENT

Effective July 1, 2002, the contractual expense caps for the following Funds were changed and will remain in effect until at least
July  1,  2003:

Fund                                                 New Expense Caps(1)
----                                                 -------------------
Growth Focus                          All Classes               1.35%
Millennium Growth                     All Classes               1.40%
Global Technology and Communications  All Classes               1.25%
Emerging Markets                      All Classes               1.40%
International Growth                  All Classes               1.25%
Global Health Sciences                All Classes               1.25%
Nationwide Leaders                    All Classes               1.10%
US Growth Leaders                     All Classes               1.15%
Global Utilities                      All Classes               1.05%
Global Financial Services             All Classes               1.25%

---------------
1 The expense caps described above limit operating expenses excluding taxes, interest, brokerage fees, extraordinary expenses, Rule 12b-1 fees and administrative service fees.

                                   GARTMORE VARIABLE INSURANCE TRUST
                                        MANAGEMENT INFORMATION
              TRUSTEES WHO ARE NOT INTERESTED PERSONS (AS DEFINED IN THE 1940 ACT) OF THE
                                                 FUNDS
                                       JUNE 30, 2002 (UNAUDITED)

==================================================================================================================================
                                     TERM OF
                                      OFFICE                                                                           NUMBER OF
                                       WITH                                                                          PORTFOLIOS IN
                                      TRUST-                                                                             FUND
                       POSITION(S)  LENGTH OF                                                                           COMPLEX
NAME, ADDRESS,          HELD WITH      TIME                                                                           OVERSEEN BY
AND AGE                   FUND       SERVED1                PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS                 TRUSTEE
----------------------------------------------------------------------------------------------------------------------------------
CHARLES E. ALLEN       Trustee      Since       Mr. Allen is Chairman, Chief Executive Officer and President of                 78
8162 E. Jefferson                   July 2000   Graimark Realty Advisors, Inc. (real estate development, investment
Ave., #15B                                      and asset management).
Detroit, MI 48214
Age 54
----------------------------------------------------------------------------------------------------------------------------------
PAULA H.J.             Trustee      Since       Ms. Cholmondeley is Vice President and General Manager of Special               78
CHOLMONDELEY                        July 2000   Products at Sappi Fine Paper North America. Prior to 1998, she held
c/o Sappi Fine Paper                            various positions with Owens Corning, including Vice President and
225 Franklin Street                             General Manager of the Residential Insulation Division (1997 to
Boston, MA 02110                                1998), President of the MIRAFLEX Fibers Division (1994 to 1997).
Age 55
----------------------------------------------------------------------------------------------------------------------------------
C. BRENT DEVORE        Trustee      Since       Dr. DeVore is President of Otterbein College.                                   78
111 N. West Street                  May 1998
Westerville, OH 43081
Age 61
----------------------------------------------------------------------------------------------------------------------------------
ROBERT M. DUNCAN       Trustee      Since       Since 1999, Mr. Duncan has worked as an arbitration and mediation               78
1397 Haddon Road                    April 1997  consultant. From 1996 to 1999, he was Commissioner of the Ohio
Columbus, OH 43209                              Elections Commission.
Age 74
----------------------------------------------------------------------------------------------------------------------------------
BARBARA L. HENNIGAR    Trustee      Since       Retired; Ms. Hennigar is the former Chairman of OppenheimerFunds                78
6363 So. Sicily Way                 July 2000   Services and Shareholder Services Inc. Ms. Hennigar held this posi-
Aurora, CO 80016                                tion from October 1999 to June 2000. Prior to that, she served as
Age 66                                          President and Chief Executive Officer of OppenheimerFunds
                                                Services.
----------------------------------------------------------------------------------------------------------------------------------
THOMAS J. KERR, IV     Trustee      Since       Dr. Kerr is President Emeritus of Kendall College.                              78
4890 Smoketalk Lane                 June 1981
Westerville, OH 43081
Age 68
----------------------------------------------------------------------------------------------------------------------------------
DOUGLAS F. KRIDLER     Trustee      Since       Mr. Kridler is the President and Chief Executive Officer of the                 78
2355 Brixton Road                   September   Columbus Foundation. Prior to January 31, 2002, Mr. Kridler was the
Columbus, OH 43221                        1997  President of the Columbus Association for the Performing Arts and
Age 46                                          Chairman of the Greater Columbus Convention and Visitors Bureau.
DAVID C. WETMORE       Trustee3     Since       Mr. Wetmore is the Managing Director of Updata Capital, Inc., a                783
26 Turnbridge Drive                 May 1998    venture capital firm.
Long Cove Plantation
Hilton Head, SC 29928
Age 53
----------------------------------------------------------------------------------------------------------------------------------


------------------------------------
                           OTHER
                       DIRECTORSHIPS
NAME, ADDRESS,            HELD BY
AND AGE                  TRUSTEE2
------------------------------------
CHARLES E. ALLEN       None
8162 E. Jefferson
Ave., #15B
Detroit, MI 48214
Age 54
------------------------------------
PAULA H.J.             None
CHOLMONDELEY
c/o Sappi Fine Paper
225 Franklin Street
Boston, MA 02110
Age 55
------------------------------------
C. BRENT DEVORE        None
111 N. West Street
Westerville, OH 43081
Age 61
------------------------------------
ROBERT M. DUNCAN       None
1397 Haddon Road
Columbus, OH 43209
Age 74
------------------------------------
BARBARA L. HENNIGAR    None
6363 So. Sicily Way
Aurora, CO 80016
Age 66
------------------------------------
THOMAS J. KERR, IV     None
4890 Smoketalk Lane
Westerville, OH 43081
Age 68
------------------------------------
DOUGLAS F. KRIDLER     None
2355 Brixton Road
Columbus, OH 43221
Age 46
------------------------------------
DAVID C. WETMORE       None
26 Turnbridge Drive
Long Cove Plantation
Hilton Head, SC 29928
Age 53
------------------------------------

                                        GARTMORE VARIABLE INSURANCE TRUST
                                      MANAGEMENT INFORMATION - (CONTINUED)
                    TRUSTEES WHO ARE NOT INTERESTED PERSONS (AS DEFINED IN THE 1940 ACT) OF THE
                                                      FUNDS
                                            JUNE 30, 2002 (UNAUDITED)
========================================================================================================================
                                      TERM OF
                                       OFFICE
                                        WITH
                                       TRUST-
                       POSITION(S)   LENGTH OF
NAME, ADDRESS,          HELD WITH       TIME
AND AGE                    FUND       SERVED(1)                  PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------
JOSEPH J. GASPER       Trustee and   Since       Mr. Gasper is a Director, President and Chief Operating Officer of
Nationwide Insurance   Chairman      September   Nationwide Financial Services, Inc.* (since December 1996) and of
One Nationwide Plaza                       1997  Nationwide Life and Annuity Insurance Company* and Nationwide
1-37-06                                          Life Insurance Company* (since April 1996). Mr. Gasper is also Vice
Columbus, OH 43215                               Chairman of the Board of Directors of the managing unitholder of
Age 59                                           GGAMT* and GMF.*
------------------------------------------------------------------------------------------------------------------------
PAUL J. HONDROS        Trustee       Since       Mr. Hondros is President and Chief Executive Officer of Gartmore
Gartmore Global                      July 2000   Distribution Services, Inc.*, Gartmore Investors Services, Inc.*,
Investments, Inc.                                Gartmore Morley Capital Management, Inc.*, Gartmore Morley
1200 River Road,                                 Financial Services, Inc.,* NorthPointe Capital, LLC*, GGAMT*,
Conshohocken, PA                                 GGI*, GMF*,and GSA* and a Director of Nationwide Securities,
19428                                            Inc.* as well as several entities within Nationwide Financial Services,
Age 53                                           Inc.* Prior to that, Mr. Hondros served as President and Chief
                                                 Operations Officer of Pilgrim Baxter and Associates, Ltd., an invest-
                                                 ment management firm, and its affiliated investment management arm, Pilgrim Baxter Value Investors, Inc. and as Executive Vice
                                                 President to the PBHG Funds, PBHG Insurance Series Funds and
                                                 PBHG Adviser Funds.
------------------------------------------------------------------------------------------------------------------------
ARDEN L. SHISLER       Trustee       Since       Mr. Shisler is President and Chief Executive Officer of K&B
1356 North Wenger Rd.                February    Transport, Inc., a trucking firm, Chairman of the Board for
Dalton, OH 44618                     2000        Nationwide Mutual Insurance Company* and a Director of
Age 60                                           Nationwide Financial Services, Inc.*
------------------------------------------------------------------------------------------------------------------------
GERALD J. HOLLAND      Treasurer     Since       Mr. Holland is Senior Vice President - Chief Administrative Officer
Gartmore Global                      March 2001  for GGI*, GMF* and GSA.* He is also Assistant Treasurer to the
Investments, Inc.                                Funds. From July 2000 to March 2002 he was Senior Vice President -
1200 River Road,                                 Operations for GGI, GMF and GSA. Prior to July 2000, he was Vice
Conshohocken, PA                                 President for First Data Investor Services, an investment company
19428                                            service provider.
Age 51
------------------------------------------------------------------------------------------------------------------------
KEVIN S. CROSSETT      Secretary     Since       Mr. Crossett is Vice President, Associate General Counsel for GGI,*
Gartmore Global                      December    GMF,* GSA,* Nationwide Financial Services, Inc.* and other
Investments, Inc.                    2000        Nationwide Insurance entities.* From June 2000 to December 2000,
1200 River Road                                  he was Assistant Secretary to the Funds.* Prior to 1999, he was Vice
Conshohocken, PA                                 President, Senior Counsel and Director of Compliance for Merrill
19428                                            Lynch, Pierce, Fenner & Smith, Inc.
Age 41
------------------------------------------------------------------------------------------------------------------------


---------------------------------------------------
                         NUMBER OF
                       PORTFOLIOS IN
                           FUND           OTHER
                          COMPLEX     DIRECTORSHIPS
NAME, ADDRESS,          OVERSEEN BY      HELD BY
AND AGE                   TRUSTEE       TRUSTEE2
---------------------------------------------------
JOSEPH J. GASPER                  78  None
Nationwide Insurance
One Nationwide Plaza
1-37-06
Columbus, OH 43215
Age 59
---------------------------------------------------
PAUL J. HONDROS                  784  None
Gartmore Global
Investments, Inc.
1200 River Road,
Conshohocken, PA
19428
Age 53
---------------------------------------------------
ARDEN L. SHISLER                  78  None
1356 North Wenger Rd.
Dalton, OH 44618
Age 60
---------------------------------------------------
GERALD J. HOLLAND                 78  None
Gartmore Global
Investments, Inc.
1200 River Road,
Conshohocken, PA
19428
Age 51
---------------------------------------------------
KEVIN S. CROSSETT                 78  None
Gartmore Global
Investments, Inc.
1200 River Road
Conshohocken, PA
19428
Age 41
---------------------------------------------------

1 The term of office length is until a director resigns or reaches a mandatory retirement age of 70. The Trust adopted a five-year implementation period for any Trustee 65 or older as of the adoption of this policy.

2 Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the "Exchange Act") or (3) any company subject to the requirements of
     Section 15(d) of the Exchange Act.

3 Mr. Wetmore serves as an independent member of the Administrative Committee for The AlphaGen Caelum Fund LLC, The AlphaGen Caelum Fund LDC, The Healthcare Fund LLC and The Healthcare Fund LDC, four hedge funds managed by Gartmore SA Capital Trust ("GSA").

4 Mr. Hondros is also an Administrative Committee member for The AlphaGen Caelum Fund LLC, The AlphaGen Caelum Fund LDC, The Healthcare Fund LLC and The Healthcare Fund LDC, four hedge funds managed by GSA.

* This position is held with an affiliated person or principal underwriter of the Funds.